                                                        [WELLS FARGO FUNDS
                                                         LOGO]

Semi-Annual Report


WELLS FARGO
STOCK FUNDS




[GRAPHIC]                                               March 31, 2001









                                                  CLASS O
                                                  EQUITY INDEX FUND
                                                  OTC GROWTH FUND

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------


TABLE OF CONTENTS


LETTER TO SHAREHOLDER ....................................................  1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND .....................................................  2

   OTC GROWTH FUND .......................................................  4

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND .....................................................  6

   OTC GROWTH FUND ....................................................... 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   STATEMENTS OF ASSETS AND LIABILITIES .................................. 24

   STATEMENTS OF OPERATIONS .............................................. 25

   STATEMENTS OF CHANGES IN NET ASSETS ................................... 26

   FINANCIAL HIGHLIGHTS .................................................. 28
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ............................................ 30
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS .................................................... 34
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,
     Stock investors experienced one of the most volatile periods in decades during the six-month period ended March 31, 2001. At the close of the first quarter of 2001, most major stock indexes had slid into bear territory, reflecting a slump that began in the technology and manufacturing sectors before spreading to other parts of the economy, and ultimately to global markets.
     Although the Federal Reserve Board aggressively cut interest rates during the first quarter of 2001 to stimulate the economy, a host of data -- from surprisingly healthy auto, home and retail sales, to the relative strength in the labor market and in consumer confidence -- suggest the economy is weak, yet not in a recession. The fundamentals also appear solid, with low unemployment, tame inflation and moderate growth.
     Looking ahead, the key to a sustained rebound lies with strong consumer spending, which should help businesses work off the excess inventories that eroded profits. This event is now underway, which should set the stage for a recovery later this year. While investors can expect to encounter additional volatility until corporate profits improve, we are optimistic that the worst is behind us.

THE ROOTS OF AN ECONOMIC SLOWDOWN
--------------------------------------------------------------------------------
     To understand where we are, it's important to understand where we've been. In the late 1990s, technology stocks lifted the market to unprecedented levels. The U.S. economy was growing approximately 6% annually, with the majority of the gains attributed to technology. During that time, companies spent billions of dollars to create Internet platforms, plus billions more to upgrade their computer systems for Y2K. Once Y2K passed, the demand for tech products slowed, inventories piled up, and investors began to realize that technology stocks had become wildly overvalued. The bubble burst, with the technology heavy Nasdaq Composite Index declining more than 60% since last March -- the worst drop for a major stock index since the Depression.
     As the broader economy deteriorated, large-cap growth stocks experienced double-digit losses. At the same time, large-cap growth funds with significant technology holdings -- even funds with blue-chip holdings such as Cisco, Intel, Sun Microsystems and Oracle -- performed poorly due to the technology sell-off. Mid- and small-cap stocks were more resilient to the market's decline, with small-cap value stocks proving to be the ultimate defensive sector during the period. In fact, the Russell 2000 Value Index was one of the few benchmarks to make any gain during the first quarter.

DIVERSIFICATION AND A LONG-TERM INVESTMENT PERSPECTIVE CAN HELP TAME UNRULY MARKETS
--------------------------------------------------------------------------------
     Amid tumultuous market conditions, it was virtually impossible for stock investors to find a safe equity investment sector. For example, health care, energy and finance stocks were portfolio standouts late in 2000, only to decline in the first quarter of 2001. Consumer cyclicals, consumer staples and other traditionally defensive areas have since assumed market leadership.
     Regardless of how certain stocks or sectors perform in the future, WELLS FARGO FUNDS continues to stress the importance of diversified portfolios to help generate more balanced returns. We recommend that you meet with your investment professional to ensure that your portfolio is appropriately diversified, or to rebalance your holdings.
     Events that shaped financial markets over the past six months also underscore the value of a long-term investment horizon. As you know, market rallies can be brief yet profound. Therefore, investors who remain on the sidelines waiting for the "right" time to invest will most likely miss ensuing rallies.
     In closing, thank you for investing in WELLS FARGO FUNDS. We appreciate your business and will continue to strive to develop a full line of mutual funds to meet your investment needs.

   Sincerely,

  /s/ Michael J. Hogan

   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY INDEX FUND -- O SHARES

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   01/25/84

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class O shares returned (18.85)%(2) for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index, which returned (18.75)% during the period. The Fund's Class A shares distributed $0.62 per share in dividend income and $9.54 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The six-month period was a time of dramatic market volatility. Many factors negatively affected financial markets, including uncertainty regarding the outcome of the presidential elections, an accelerating economic downturn, corporate earnings disappointments and high oil prices.
     As in the past, investors reacted to uncertain financial markets by retreating to traditionally defensive sectors, including consumer staples and pharmaceuticals. Both sectors performed relatively well in this environment. Financial stocks, which also represent a significant portion of portfolio holdings, also rallied. Yet the Fund's overall performance reflected the S&P 500 Index's broad exposure to technology stocks.
     As always, the passively managed Fund bought and sold stocks only to reflect corresponding changes in the S&P 500 Index.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Looking ahead, the Fund anticipates a more favorable environment for stocks. Declining interest rates should help to improve corporate profits and lift financial markets. The Fund remains cautiously optimistic about the outlook for equities. The building blocks for a turnaround in the stock market -- including lower interest rates, more realistic stock valuations and stronger company fundamentals -- are currently moving into place. This should help stimulate a gradual market recovery later in the year.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                         6-Month*  1-Year   5-Year   10-Year

   CLASS O                                (18.85)  (21.88)   13.52    13.59
   BENCHMARK
     S&P 500 INDEX                        (18.75)  (21.68)   14.18    14.42

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
   (AS OF MARCH 31, 2001)
--------------------------------------------------
   BETA*                                     1.00
   PRICE TO EARNINGS RATIO
     (TRAILING 12 MONTHS)                   23.80x
   PRICE TO BOOK RATIO                       3.87x
   MEDIAN MARKET CAP. ($B)                   8.97
   5 YEAR EARNINGS GROWTH (HISTORIC)        15.20%
   NUMBER OF HOLDINGS                         505
   PORTFOLIO TURNOVER                        5.88%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
  1.00 BY DEFINITION.

     TEN LARGEST EQUITY HOLDINGS(3)
     (AS OF MARCH 31, 2001)
---------------------------------------------------
   GENERAL ELECTRIC COMPANY                  3.85%
   MICROSOFT CORPORATION                     2.71%
   EXXON MOBIL CORPORATION                   2.61%
   PFIZER, INCORPORATED                      2.40%
   CITIGROUP, INCORPORATED                   2.10%
   WAL-MART STORES, INCORPORATED             2.09%
   AMERICAN INTERNATIONAL GROUP              1.74%
   INTEL CORPORATION                         1.64%
   MERCK & COMPANY, INCORPORATED             1.62%
   AOL TIME WARNER, INCORPORATED             1.61%

[CHART]


SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
-------------------------------------------
Financial                         (19%)
Technology                        (19%)
Health Care                       (12%)
Consumer Non-Cyclical              (7%)
Consumer Cyclical                  (7%)
Energy                             (7%)
Telecommunications                 (6%)
Consumer Services                  (5%)
Basic Materials                    (4%)
Cash                               (4%)
Industrials                        (3%)
Utility                            (3%)
Commercial Services                (3%)
Transportation                     (1%)

[GRAPH]

     GROWTH OF $10,000 INVESMENT(5)
--------------------------------------------------------------------------------------
                    S&P 500 Index                Wells Fargo Equity Index Fund - Class O
      3/31/1991          $10,000                                  $10,000
      4/30/1991          $10,024                                  $10,018
      5/31/1991          $10,456                                  $10,429
      6/30/1991           $9,977                                   $9,956
      7/31/1991          $10,442                                  $10,407
      8/31/1991          $10,690                                  $10,641
      9/30/1991          $10,511                                  $10,462
     10/31/1991          $10,652                                  $10,593
     11/30/1991          $10,223                                  $10,168
     12/31/1991          $11,392                                  $11,311
      1/31/1992          $11,180                                  $11,095
      2/29/1992          $11,325                                  $11,231
      3/31/1992          $11,104                                  $11,007
      4/30/1992          $11,430                                  $11,320
      5/31/1992          $11,486                                  $11,367
      6/30/1992          $11,315                                  $11,192
      7/31/1992          $11,778                                  $11,640
      8/31/1992          $11,537                                  $11,396
      9/30/1992          $11,672                                  $11,521
     10/31/1992          $11,712                                  $11,555
     11/30/1992          $12,111                                  $11,938
     12/31/1992          $12,260                                  $12,078
      1/31/1993          $12,362                                  $12,169
      2/28/1993          $12,531                                  $12,327
      3/31/1993          $12,795                                  $12,577
      4/30/1993          $12,486                                  $12,270
      5/31/1993          $12,820                                  $12,585
      6/30/1993          $12,857                                  $12,610
      7/31/1993          $12,806                                  $12,549
      8/31/1993          $13,292                                  $13,014
      9/30/1993          $13,190                                  $12,907
     10/31/1993          $13,463                                  $13,164
     11/30/1993          $13,334                                  $13,030
     12/31/1993          $13,495                                  $13,172
      1/31/1994          $13,954                                  $13,610
      2/28/1994          $13,576                                  $13,235
      3/31/1994          $12,984                                  $12,651
      4/30/1994          $13,150                                  $12,808
      5/31/1994          $13,366                                  $13,005
      6/30/1994          $13,038                                  $12,684
      7/31/1994          $13,467                                  $13,091
      8/31/1994          $14,019                                  $13,612
      9/30/1994          $13,676                                  $13,277
     10/31/1994          $13,983                                  $13,563
     11/30/1994          $13,474                                  $13,063
     12/31/1994          $13,674                                  $13,238
      1/31/1995          $14,028                                  $13,571
      2/28/1995          $14,574                                  $14,090
      3/31/1995          $15,004                                  $14,495
      4/28/1995          $15,445                                  $14,904
      5/31/1995          $16,061                                  $15,487
      6/30/1995          $16,434                                  $15,830
      7/31/1995          $16,979                                  $16,345
      8/31/1995          $17,021                                  $16,379
      9/29/1995          $17,739                                  $17,049
     10/31/1995          $17,676                                  $16,983
     11/30/1995          $18,451                                  $17,708
     12/29/1995          $18,806                                  $18,034
      1/31/1996          $19,446                                  $18,632
      2/29/1996          $19,627                                  $18,798
      3/31/1996          $19,815                                  $18,964
      4/30/1996          $20,106                                  $19,232
      5/31/1996          $20,623                                  $19,705
      6/30/1996          $20,701                                  $19,768
      7/31/1996          $19,786                                  $18,889
      8/31/1996          $20,204                                  $19,269
      9/30/1996          $21,339                                  $20,332
     10/31/1996          $21,928                                  $20,880
     11/30/1996          $23,584                                  $22,431
     12/31/1996          $23,117                                  $21,978
      1/31/1997          $24,559                                  $23,322
      2/28/1997          $24,753                                  $23,490
      3/31/1997          $23,739                                  $22,516
      4/30/1997          $25,153                                  $23,841
      5/31/1997          $26,690                                  $25,268
      6/30/1997          $27,878                                  $26,395
      7/31/1997          $30,094                                  $28,449
      8/31/1997          $28,409                                  $26,846
      9/30/1997          $29,963                                  $28,292
     10/31/1997          $28,962                                  $27,334
     11/30/1997          $30,303                                  $28,571
     12/31/1997          $30,824                                  $29,042
      1/31/1998          $31,163                                  $29,351
      2/28/1998          $33,410                                  $31,451
      3/31/1998          $35,121                                  $33,041
      4/30/1998          $35,479                                  $33,360
      5/31/1998          $34,869                                  $32,772
      6/30/1998          $36,285                                  $34,103
      7/31/1998          $35,900                                  $33,728
      8/31/1998          $30,712                                  $28,848
      9/30/1998          $32,681                                  $30,684
     10/31/1998          $35,338                                  $33,137
     11/30/1998          $37,480                                  $35,135
     12/31/1998          $39,638                                  $37,145
      1/31/1999          $41,307                                  $38,673
      2/28/1999          $40,018                                  $37,533
      3/31/1999          $41,619                                  $38,941
      4/30/1999          $43,230                                  $40,439
      5/29/1999          $42,210                                  $39,477
      6/30/1999          $44,506                                  $41,638
      7/31/1999          $43,116                                  $40,334
      8/31/1999          $42,903                                  $40,131
      9/30/1999          $41,727                                  $39,035
     10/31/1999          $44,368                                  $41,505
     11/30/1999          $45,269                                  $42,318
     12/31/1999          $47,935                                  $44,764
      1/31/2000          $45,529                                  $42,511
      2/29/2000          $44,668                                  $41,713
      3/31/2000          $49,037                                  $45,768
      4/30/2000          $47,561                                  $44,373
      5/31/2000          $46,586                                  $43,452
      6/30/2000          $47,737                                  $44,507
      7/31/2000          $46,992                                  $43,833
      8/31/2000          $49,910                                  $46,529
      9/30/2000          $47,275                                  $44,059
     10/31/2000          $47,076                                  $43,828
     11/30/2000          $43,367                                  $40,360
     12/31/2000          $43,185                                  $40,548
      1/31/2001          $44,718                                  $41,988
      2/28/2001          $40,639                                  $38,189
      3/31/2001          $38,063                                  $35,755

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for Class O shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class O shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4)  Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class O shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.

STOCK FUNDS                                           PERFORMANCE HIGHLIGHTS
----------------------------------------------------------------------------

OTC GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Wells Fargo OTC Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Golden Capital Management, LLC

FUND MANAGERS
   Greg W. Golden, CFA
   Jeff C. Moser, CFA

INCEPTION DATE
   08/03/00

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Class O shares returned (58.03)%(1) for the six-month period ended March 31, 2001. The Fund underperformed its benchmark, the Nasdaq 100 Index(2) which returned (55.94)% during the period. The Fund's Class O shares distributed no dividends or capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The past two quarters captured a period of unprecedented market declines within all major stock indexes. However, the technology-laden Nasdaq Composite Index bore the brunt of the sell-off. Several of the Fund's most prominent technology holdings, including JDS Uniphase, PMC-Sierra and Sun Microsystems all posted double-digit losses due to weakening demand for their products and services. Metromedia Fiber Network and other fiber-optic stocks fell on fears of overcapacity even though the companies reported better-than-expected revenue growth. During this volatile period, the Fund continued to sell those holdings with strong negative profit warnings.
     Not all portfolio holdings experienced losses. During the first quarter of 2001, Dell, Apple Computer, Novellus and Microsoft all staged rallies. Better yet, signs of a much-anticipated economic recovery emerged late in the first quarter 2001, with investors believing that many technology stocks had become undervalued.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Looking ahead, the Fund believes that declining corporate profits that dominated the past two quarters will begin to ease. However, this outlook depends upon strong consumer spending, declining interest rates and the reduction of bloated corporate inventories.

PERFORMANCE HIGHLIGHTS                                           STOCK FUNDS
----------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                              6-MONTH*        SINCE INCEPTION
   CLASS O                                     (58.03)             (57.69)
   BENCHMARK
     THE NASDAQ 100 INDEX                      (55.94)             (56.56)(3)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
   (AS OF MARCH 31, 2001)
----------------------------------------------------
   PRICE TO EARNINGS RATIO
     (TRAILING 12 MONTHS)                   38.6x
   PRICE TO BOOK RATIO                      7.35x
   MEDIAN MARKET CAP. ($B)                  4.0
   NUMBER OF HOLDINGS                        78
   PORTFOLIO TURNOVER                        45%

   TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF MARCH 31, 2001)
----------------------------------------------------
   MICROSOFT CORPORATION                     8.82%
   NASDAQ-100 SHARES                         4.93%
   INTEL CORPORATION                         4.84%
   QUALCOMM, INCORPORATED                    4.54%
   ORACLE CORPORATION                        3.61%
   CISCO SYSTEMS, INCORPORATED               3.22%
   FISERV, INCORPORATED                      2.79%
   LINEAR TECHNOLOGY CORPORATION             2.43%
   SIEBEL SYSTEMS, INCORPORATED              2.19%
   JDS UNIPHASE CORPORATION                  2.14%


[CHART]

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)
---------------------------------------------
Technology                       (66%)
Health Care                      (13%)
Commercial Services               (7%)
Consumer Cyclical                 (4%)
Telecommunications                (3%)
Consumer Services                 (3%)
Financial                         (2%)
Cash                              (1%)
Transportation                    (1%)

[CHART]

GROWTH OF $10,000 INVESTMENT(6)
--------------------------------------------------------------------------------
                    Wells Fargo OTC Growth Fund - Class O      NASDAQ 100 Index
  8/3/2000                              $10,000                 $10,000
 8/31/2000                              $11,550                 $11,297
 9/30/2000                              $10,080                  $9,893
10/31/2000                               $9,380                  $9,094
11/30/2000                               $6,990                  $6,945
12/31/2000                               $6,568                  $6,488
 1/31/2001                               $7,132                  $7,185
 2/28/2001                               $5,158                  $5,288
 3/31/2001                               $4,231                  $4,359


--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The Nasdaq 100 Index is an unmanaged group of the 100 largest companies listed on the Nasdaq Composite Index. The list is updated quarterly, and companies on this index are typically representative of technology-related industries, such as computer hardware and software products, telecommunications, biotechnology, services and retail/wholesale trade. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3)    The published return closest to the Fund's inception date of 08/03/00.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Sector distribution is subject to change.

(6) The chart compares the performance of the Wells Fargo OTC Growth Fund Class O shares since inception with the NASDAQ 100 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.

STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------

   EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                          VALUE
COMMON STOCK - 96.40%

AMUSEMENT & RECREATION SERVICES - 0.58%
      5,700  HARRAH'S ENTERTAINMENT INCORPORATED+                                                               $      167,751
    101,100  WALT DISNEY COMPANY                                                                                     2,891,460
                                                                                                                     3,059,211
                                                                                                                    ----------

APPAREL & ACCESSORY STORES - 0.46%
     41,300  GAP INCORPORATED                                                                                          979,636
     16,100  KOHL'S CORPORATION+                                                                                       993,209
     20,700  LIMITED INCORPORATED                                                                                      325,404
      6,500  NORDSTROM INCORPORATED                                                                                    105,820
                                                                                                                     2,404,069
                                                                                                                    ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.06%
      2,500  LIZ CLAIBORNE INCORPORATED                                                                                117,625
      5,500  V F CORPORATION                                                                                           192,500
                                                                                                                       310,125
                                                                                                                    ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
      5,500  AUTOZONE INCORPORATED+                                                                                    154,110
                                                                                                                    ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      2,900  RYDER SYSTEM INCORPORATED                                                                                  52,171
                                                                                                                    ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
      2,900  CENTEX CORPORATION                                                                                        120,785
      2,100  KAUFMAN & BROAD HOME CORPORATION                                                                           68,544
      2,000  PULTE CORPORATION                                                                                          80,820
                                                                                                                       270,149
                                                                                                                    ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.17%
    112,500  HOME DEPOT INCORPORATED                                                                                 4,848,750
     18,600  LOWE'S COMPANIES INCORPORATED                                                                           1,087,170
      7,800  SHERWIN-WILLIAMS COMPANY                                                                                  198,744
                                                                                                                     6,134,664
                                                                                                                    ----------

BUSINESS SERVICES - 8.06%
     11,700  ADOBE SYSTEMS INCORPORATED                                                                                409,149
    210,200  AOL TIME WARNER INCORPORATED+                                                                           8,439,530
      2,700  AUTODESK INCORPORATED                                                                                      82,519
     30,900  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  1,680,342
     11,800  BMC SOFTWARE INCORPORATED+                                                                                253,700
     13,100  BROADVISION INCORPORATED+                                                                                  70,003
      9,000  CABLETRON SYSTEMS INCORPORATED+                                                                           116,100
     37,400  CENDANT CORPORATION+                                                                                      545,666
      7,100  CERIDIAN CORPORATION+                                                                                     131,350
      9,000  CITRIX SYSTEMS INCORPORATED+                                                                              190,125
     28,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                            761,600
      8,200  COMPUTER SCIENCES CORPORATION+                                                                            265,270

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
     17,900  COMPUWARE CORPORATION+                                                                            $       174,525
      7,500  CONVERGYS CORPORATION+                                                                                    270,525
      3,500  DELUXE CORPORATION                                                                                         82,845
     22,700  ELECTRONIC DATA SYSTEMS CORPORATION                                                                     1,268,022
      6,900  EQUIFAX INCORPORATED+                                                                                     215,625
     19,200  FIRST DATA CORPORATION                                                                                  1,146,432
     14,300  IMS HEALTH INCORPORATED                                                                                   356,070
     14,900  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                               511,815
     10,100  INTUIT INCORPORATED+                                                                                      280,275
     13,800  MCKESSON HBOC INCORPORATED                                                                                369,150
      3,900  MERCURY INTERACTIVE CORPORATION+                                                                          163,313
    259,200  MICROSOFT CORPORATION+                                                                                 14,175,000
      4,700  NCR CORPORATION+                                                                                          183,441
     15,400  NOVELL INCORPORATED+                                                                                       77,000
      8,600  OMNICOM GROUP INCORPORATED                                                                                712,768
    271,300  ORACLE CORPORATION+                                                                                     4,064,074
     12,900  PARAMETRIC TECHNOLOGY COMPANY+                                                                            116,906
     13,900  PEOPLESOFT INCORPORATED+                                                                                  325,781
      8,600  ROBERT HALF INTERNATIONAL INCORPORATED*+                                                                  192,210
      5,900  SAPIENT CORPORATION+                                                                                       42,406
     20,900  SIEBEL SYSTEMS INCORPORATED+                                                                              568,480
    158,300  SUN MICROSYSTEMS INCORPORATED+                                                                          2,433,071
     15,300  UNISYS CORPORATION+                                                                                       214,200
     19,900  VERITAS SOFTWARE CORPORATION+                                                                             920,176
     27,100  YAHOO! INCORPORATED+                                                                                      426,825
                                                                                                                    42,236,289
                                                                                                                    ----------

CHEMICALS & ALLIED PRODUCTS - 13.28%
     75,100  ABBOTT LABORATORIES                                                                                     3,543,969
     11,100  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     426,240
      2,700  ALBERTO CULVER COMPANY                                                                                    107,082
     11,500  ALZA CORPORATION+                                                                                         465,750
     63,700  AMERICAN HOME PRODUCTS CORPORATION                                                                      3,742,375
     50,600  AMGEN INCORPORATED+                                                                                     3,045,488
     11,600  AVON PRODUCTS INCORPORATED                                                                                463,884
      7,200  BIOGEN INCORPORATED+                                                                                      455,850
     95,000  BRISTOL-MYERS SQUIBB COMPANY                                                                            5,643,000
      9,300  CHIRON CORPORATION+                                                                                       408,038
     11,500  CLOROX COMPANY                                                                                            361,675
     27,800  COLGATE-PALMOLIVE COMPANY                                                                               1,536,228
     43,500  DOW CHEMICAL COMPANY+                                                                                   1,373,295
     50,700  E.I. DU PONT DE NEMOURS & COMPANY                                                                       2,063,490
      3,700  EASTMAN CHEMICAL COMPANY                                                                                  182,114
      6,200  ECOLAB INCORPORATED                                                                                       263,004
     54,800  ELI LILLY & COMPANY                                                                                     4,200,968
      1,500  FMC CORPORATION+                                                                                          110,460

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

   EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      8,600  FOREST LABORATORIES INCORPORATED+                                                                  $      509,464
     51,200  GILLETTE COMPANY                                                                                        1,595,904
      2,400  GREAT LAKES CHEMICAL CORPORATION                                                                           73,776
      4,700  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           103,682
     67,500  JOHNSON & JOHNSON                                                                                       5,904,225
      8,200  KING PHARMACEUTICALS INCORPORATED+                                                                        334,150
     10,300  MEDIMMUNE INCORPORATED+                                                                                   369,513
    112,000  MERCK & COMPANY INCORPORATED                                                                            8,500,800
    306,500  PFIZER INCORPORATED                                                                                    12,551,175
     62,600  PHARMACIA CORPORATION                                                                                   3,153,162
      8,200  PPG INDUSTRIES INCORPORATED                                                                               377,938
      7,700  PRAXAIR INCORPORATED                                                                                      343,805
     63,100  PROCTER & GAMBLE COMPANY                                                                                3,950,060
     10,700  ROHM & HAAS COMPANY                                                                                       329,667
     71,000  SCHERING-PLOUGH CORPORATION                                                                             2,593,630
      3,800  SIGMA ALDRICH                                                                                             181,924
      5,000  WATSON PHARMACEUTICALS INCORPORATED+                                                                      263,000
                                                                                                                    69,528,785
                                                                                                                    ----------

COMMUNICATIONS - 6.73%
     37,800  ADC TELECOMMUNICATIONS INCORPORATED+                                                                      321,300
     15,200  ALLTEL CORPORATION                                                                                        797,392
    182,600  AT&T CORPORATION                                                                                        3,889,380
     13,700  AVAYA INCORPORATED+                                                                                       178,100
     91,000  BELLSOUTH CORPORATION                                                                                   3,723,720
      6,800  CENTURYTEL INCORPORATED                                                                                   195,500
     12,900  CITIZENS COMMUNICATIONS COMPANY+                                                                          163,185
     28,400  CLEAR CHANNEL COMMUNICATIONS INCORPORATED +                                                             1,546,380
     45,600  COMCAST CORPORATION CLASS A+                                                                            1,912,350
     43,000  GLOBAL CROSSING LIMITED+                                                                                  580,070
     37,000  NEXTEL COMMUNICATIONS INCORPORATED+                                                                       531,875
     80,400  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                        2,818,020
    164,400  SBC COMMUNICATIONS INCORPORATED                                                                         7,337,172
     43,000  SPRINT CORPORATION (FON GROUP)                                                                            945,570
     45,300  SPRINT CORPORATION(PCS GROUP)+                                                                            860,700
     10,000  UNIVISION COMMUNICATIONS INCORPORATED+                                                                    381,600
    131,200  VERIZON COMMUNICATIONS                                                                                  6,468,160
    139,900  WORLDCOM INCORPORATED+                                                                                  2,614,381
                                                                                                                    35,264,855
                                                                                                                    ----------

DEPOSITORY INSTITUTIONS - 8.81%
     18,200  AMSOUTH BANCORPORATION                                                                                    305,942
     79,100  BANK OF AMERICA CORPORATION                                                                             4,330,725
     36,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                   1,772,640
     56,200  BANK ONE CORPORATION                                                                                    2,033,316
     19,500  BB&T CORPORATION                                                                                          685,815
     10,100  CHARTER ONE FINANCIAL INCORPORATED                                                                        285,830

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)             STOCK FUNDS
------------------------------------------------------------------------------

   EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (continued)
    244,000  CITIGROUP INCORPORATED                                                                              $  10,975,120
      8,600  COMERICA INCORPORATED                                                                                     528,900
     22,600  FIFTH THIRD BANCORP                                                                                     1,207,688
     47,600  FIRST UNION CORPORATION                                                                                 1,570,800
     52,600  FLEETBOSTON FINANCIAL CORPORATION                                                                       1,985,650
      7,700  GOLDEN WEST FINANCIAL CORPORATION                                                                         499,730
     12,200  HUNTINGTON BANCSHARES INCORPORATED                                                                        173,850
     92,400  J P MORGAN CHASE & COMPANY                                                                              4,148,760
     20,700  KEYCORP                                                                                                   534,060
     23,700  MELLON FINANCIAL CORPORATION                                                                              960,324
     29,600  NATIONAL CITY CORPORATION                                                                                 791,800
     10,800  NORTHERN TRUST CORPORATION                                                                                675,000
      6,700  OLD KENT FINANCIAL CORPORATION                                                                            254,600
     14,100  PNC FINANCIAL SERVICES GROUP                                                                              955,275
     10,800  REGIONS FINANCIAL CORPORATION                                                                             307,125
      8,200  SOUTHTRUST CORPORATION                                                                                    375,150
      7,900  STATE STREET CORPORATION                                                                                  737,860
     14,400  SUNTRUST BANKS INCORPORATED                                                                               933,120
     14,000  SYNOVUS FINANCIAL CORPORATION                                                                             378,000
     93,600  US BANCORP                                                                                              2,171,520
      6,800  UNION PLANTERS CORPORATION                                                                                261,732
     10,200  WACHOVIA CORPORATION                                                                                      614,550
     28,300  WASHINGTON MUTUAL INCORPORATED                                                                          1,549,425
     83,000  WELLS FARGO COMPANY++                                                                                   4,106,010
                                                                                                                    46,110,317
                                                                                                                    ----------

EATING & DRINKING PLACES - 0.50%
      5,800  DARDEN RESTAURANTS INCORPORATED                                                                           137,750
     63,700  MCDONALD'S CORPORATION                                                                                  1,691,235
      9,200  STARBUCKS CORPORATION+                                                                                    390,425
      7,100  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                   271,149
      5,500  WENDY'S INTERNATIONAL INCORPORATED                                                                        122,760
                                                                                                                     2,613,319
                                                                                                                    ----------

ELECTRIC, GAS & SANITARY SERVICES - 3.80%
     25,800  AES CORPORATION+                                                                                        1,288,968
      5,400  ALLEGHENY ENERGY INCORPORATED                                                                             249,804
      9,600  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     150,528
      6,700  AMEREN CORPORATION                                                                                        274,365
     15,600  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              733,200
     13,700  CALPINE CORPORATION+                                                                                      754,459
      7,700  CINERGY CORPORATION+                                                                                      258,335
      6,400  CMS ENERGY CORPORATION                                                                                    189,376
     10,300  CONSOLIDATED EDISON INCORPORATED                                                                          382,130
      7,900  CONSTELLATION ENERGY GROUP                                                                                348,390
     11,600  DOMINION RESOURCES INCORPORATED                                                                           747,852
      6,900  DTE ENERGY COMPANY                                                                                        274,620

                                                                              9

STOCK FUNDS            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-----------------------------------------------------------------------------

   EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     37,200  DUKE ENERGY CORPORATION                                                                            $    1,589,928
     15,700  DYNEGY INCORPORATED CLASS A                                                                               800,857
     15,800  EDISON INTERNATIONAL                                                                                      199,712
     24,100  EL PASO ENERGY CORPORATION                                                                              1,573,730
     10,800  ENTERGY CORPORATION                                                                                       410,400
     15,500  EXELON CORPORATION                                                                                      1,016,800
     11,000  FIRSTENERGY CORPORATION                                                                                   307,120
      8,600  FPL GROUP INCORPORATED+                                                                                   527,180
      5,900  GPU INCORPORATED                                                                                          191,691
      6,500  KEYSPAN CORPORATION                                                                                       247,845
      5,600  KINDER MORGAN INCORPORATED                                                                                297,920
      7,800  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                     131,820
      2,200  NICOR INCORPORATED                                                                                         81,994
      9,900  NISOURCE INCORPORATED                                                                                     308,088
      1,400  ONEOK INCORPORATED                                                                                         57,246
      1,700  PEOPLE'S ENERGY CORPORATION                                                                                66,079
     18,800  PG & E CORPORATION                                                                                        234,060
      4,100  PINNACLE WEST CAPITAL CORPORATION                                                                         188,067
      7,100  PPL CORPORATION                                                                                           312,116
     10,000  PROGRESS ENERGY INCORPORATED                                                                              430,700
     10,400  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              448,864
     14,300  RELIANT ENERGY INCORPORATED                                                                               647,075
      9,900  SEMPRA ENERGY                                                                                             230,472
     32,800  SOUTHERN COMPANY                                                                                        1,150,952
     12,500  TEXAS UTILITIES COMPANY                                                                                   516,500
     30,200  WASTE MANAGEMENT INCORPORATED                                                                             745,940
     23,500  WILLIAMS COMPANIES INCORPORATED                                                                         1,006,975
     16,500  XCEL ENERGY INCORPORATED                                                                                  496,815
                                                                                                                    19,868,973
                                                                                                                    ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.73%
      4,800  ADAPTEC INCORPORATED+                                                                                      41,625
     15,200  ADVANCED MICRO DEVICES INCORPORATED+                                                                      403,408
     19,300  ALTERA CORPORATION+                                                                                       413,744
      9,500  AMERICAN POWER CONVERSION CORPORATION+                                                                    122,461
     17,500  ANALOG DEVICES INCORPORATED+                                                                              634,200
      4,000  ANDREW CORPORATION+                                                                                        57,500
     14,500  APPLIED MICRO CIRCUITS CORPORATION+                                                                       239,250
     11,900  BROADCOM CORPORATION+                                                                                     343,910
     11,800  CONEXANT SYSTEMS INCORPORATED+                                                                            105,463
      4,500  COOPER INDUSTRIES INCORPORATED                                                                            150,525
      3,300  EATON CORPORATION                                                                                         226,050
     20,800  EMERSON ELECTRIC COMPANY                                                                                1,288,768
    481,300  GENERAL ELECTRIC COMPANY                                                                               20,147,218
    326,900  INTEL CORPORATION                                                                                       8,601,556
     63,400  JDS UNIPHASE CORPORATION+                                                                               1,168,938
     15,400  LINEAR TECHNOLOGY CORPORATION                                                                             632,363

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     15,500  LSI LOGIC CORPORATION+                                                                              $     243,815
    165,300  LUCENT TECHNOLOGIES INCORPORATED                                                                        1,648,041
     13,800  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                   573,942
      3,700  MAYTAG CORPORATION                                                                                        119,325
     28,800  MICRON TECHNOLOGY INCORPORATED+                                                                         1,196,064
      9,500  MOLEX INCORPORATED                                                                                        335,172
    106,100  MOTOROLA INCORPORATED                                                                                   1,512,986
      8,500  NATIONAL SEMICONDUCTOR CORPORATION+                                                                       227,375
      2,000  NATIONAL SERVICE INDUSTRIES+                                                                               46,900
     15,600  NETWORK APPLIANCE INCORPORATED+                                                                           262,275
    154,600  NORTEL NETWORKS CORPORATION                                                                             2,172,130
      6,800  NOVELLUS SYSTEMS INCORPORATED+                                                                            275,825
      3,800  POWER-ONE INCORPORATED+                                                                                    55,062
      4,500  QLOGIC CORPORATION+                                                                                       101,250
     36,600  QUALCOMM INCORPORATED+                                                                                  2,072,475
     16,600  RAYTHEON COMPANY CLASS B                                                                                  487,708
     14,900  SANMINA CORPORATION+                                                                                      291,481
      7,800  SCIENTIFIC-ATLANTA INCORPORATED                                                                           324,402
     19,900  TELLABS INCORPORATED+                                                                                     809,681
     84,200  TEXAS INSTRUMENTS INCORPORATED                                                                          2,608,516
      2,800  THOMAS & BETTS CORPORATION                                                                                 48,608
      9,200  VITESSE SEMICONDUCTOR CORPORATION+                                                                        219,075
      3,200  WHIRLPOOL CORPORATION                                                                                     159,967
     16,000  XILINK INCORPORATED+                                                                                      562,000

                                                                                                                    50,931,054
                                                                                                                 --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.40%
      3,600  FLUOR CORPORATION                                                                                         160,200
     21,500  HALLIBURTON COMPANY                                                                                       790,125
      7,900  MOODY'S CORPORATION                                                                                       217,724
     18,100  PAYCHEX INCORPORATED                                                                                      670,831
      2,400  PERKINELMER INCORPORATED                                                                                  125,880
      5,600  QUINTILES TRANSNATIONAL INTERNATIONAL+                                                                    105,700

                                                                                                                     2,070,460
                                                                                                                 --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.52%
      1,400  BALL CORPORATION                                                                                           64,218
      2,900  CRANE COMPANY                                                                                              75,545
      7,500  FORTUNE BRANDS INCORPORATED                                                                               258,000
     14,700  ILLINOIS TOOL WORKS INCORPORATED                                                                          835,548
     20,900  LOCKHEED MARTIN CORPORATION                                                                               745,085
     21,700  MASCO CORPORATION                                                                                         523,838
      2,800  SNAP-ON INCORPORATED                                                                                       81,536
      4,200  STANLEY WORKS                                                                                             138,390

                                                                                                                     2,722,160
                                                                                                                 --------------

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


   EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                       VALUE
FOOD & KINDRED PRODUCTS - 3.35%
      1,800  ADOLPH COORS COMPANY                                                                                $     117,792
     43,800  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   2,011,734
     30,800  ARCHER DANIELS MIDLAND COMPANY                                                                            405,020
      3,300  BROWN-FORMAN CORPORATION                                                                                  204,435
     20,400  CAMPBELL SOUP COMPANY                                                                                     609,348
    120,800  COCA-COLA COMPANY                                                                                       5,455,328
     20,300  COCA-COLA ENTERPRISES INCORPORATED                                                                        360,934
     26,100  CONAGRA FOODS INCORPORATED                                                                                476,064
     13,800  GENERAL MILLS INCORPORATED                                                                                593,538
     16,900  H J HEINZ COMPANY                                                                                         679,380
      5,200  HERCULES INCORPORATED                                                                                      67,548
      6,600  HERSHEY FOODS CORPORATION                                                                                 457,512
     19,700  KELLOGG COMPANY                                                                                           532,491
     70,100  PEPSICO INCORPORATED                                                                                    3,080,895
      6,400  QUAKER OATS COMPANY                                                                                       627,200
     15,000  RALSTON PURINA GROUP                                                                                      467,250
     40,200  SARA LEE CORPORATION                                                                                      867,516
     11,000  WM WRIGLEY JR COMPANY                                                                                     530,750

                                                                                                                    17,544,735
                                                                                                                 --------------
FOOD STORES - 0.35%
     19,900  ALBERTSON'S INCORPORATED                                                                                  633,218
     39,800  KROGER COMPANY+                                                                                         1,026,442
      6,800  WINN-DIXIE STORES INCORPORATED                                                                            192,916

                                                                                                                     1,852,576
                                                                                                                 --------------
FURNITURE & FIXTURES - 0.03%
      9,500  LEGGETT & PLATT                                                                                           182,685
                                                                                                                 --------------
GENERAL MERCHANDISE STORES - 2.94%
      5,400  CONSOLIDATED STORES CORPORATION+                                                                           54,270
      4,300  DILLARDS INCORPORATED                                                                                      94,342
     16,100  DOLLAR GENERAL CORPORATION                                                                                329,084
      9,700  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                 403,035
     12,700  J C PENNEY COMPANY INCORPORATED                                                                           203,073
     23,500  KMART CORPORATION+                                                                                        220,900
     14,500  MAY DEPARTMENT STORES COMPANY                                                                             514,460
     16,200  SEARS ROEBUCK & COMPANY                                                                                   571,374
     43,500  TARGET CORPORATION                                                                                      1,569,480
     13,600  TJX COMPANIES INCORPORATED                                                                                435,200
    217,000  WAL-MART STORES INCORPORATED                                                                           10,958,500

                                                                                                                    15,353,718
                                                                                                                 --------------
HEALTH SERVICES - 0.65%
     13,600  CARDINAL HEALTH INCORPORATED                                                                            1,315,800
     26,800  HCA - THE HEALTHCARE COMPANY                                                                            1,079,236
     18,800  HEALTHSOUTH CORPORATION+                                                                                  242,332

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                       VALUE
HEALTH SERVICES (continued)
      5,000  MANOR CARE INCORPORATED+                                                                            $     102,000
     15,600  TENET HEALTHCARE CORPORATION+                                                                             686,400

                                                                                                                     3,425,768
                                                                                                                 --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
      2,900  MCDERMOTT INTERNATIONAL INCORPORATED                                                                       36,685
                                                                                                                 --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.15%
     10,100  BEST BUY COMPANY INCORPORATED+                                                                            363,196
     10,000  CIRCUIT CITY STORES                                                                                       106,000
      9,000  RADIOSHACK CORPORATION                                                                                    330,210

                                                                                                                       799,406
                                                                                                                 --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.19%
     17,900  HILTON HOTELS CORPORATION                                                                                 187,055
     11,700  MARRIOTT INTERNATIONAL CLASS A                                                                            481,806
      9,400  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          319,694

                                                                                                                       988,555
                                                                                                                 --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.20%
     16,800  APPLE COMPUTER INCORPORATED+                                                                              370,776
     39,300  APPLIED MATERIALS INCORPORATED+                                                                         1,709,550
     16,100  BAKER HUGHES INCORPORATED                                                                                 584,591
      3,900  BLACK & DECKER CORPORATION                                                                                143,325
      1,000  BRIGGS & STRATTON CORPORATION                                                                              38,370
     16,700  CATERPILLAR INCORPORATED                                                                                  741,146
    353,500  CISCO SYSTEMS INCORPORATED+                                                                             5,589,719
     82,000  COMPAQ COMPUTER CORPORATION                                                                             1,492,400
      8,100  COMVERSE TECHNOLOGY INCORPORATED+                                                                         477,009
      2,000  CUMMINS ENGINE COMPANY INCORPORATED                                                                        75,080
     11,400  DEERE & COMPANY                                                                                           414,276
    125,700  DELL COMPUTER CORPORATION+                                                                              3,228,919
      9,900  DOVER CORPORATION                                                                                         354,816
    106,300  EMC CORPORATION+                                                                                        3,125,220
     15,700  GATEWAY INCORPORATED+                                                                                     263,917
     93,900  HEWLETT-PACKARD COMPANY                                                                                 2,936,253
     85,200  IBM CORPORATION                                                                                         8,194,536
      7,800  INGERSOLL-RAND COMPANY                                                                                    309,738
      9,300  JABIL CIRCUIT INCORPORATED+                                                                               201,066
      6,200  LEXMARK INTERNATIONAL INCORPORATED+                                                                       282,224
      6,000  PALL CORPORATION                                                                                          131,520
     27,500  PALM INCORPORATED+                                                                                        231,172
      5,700  PARKER-HANNIFIN CORPORATION                                                                               226,404
     12,200  PITNEY BOWES INCORPORATED                                                                                 423,950
     31,400  SOLECTRON CORPORATION+                                                                                    596,914
      7,100  SYMBOL TECHNOLOGIES INCORPORATED                                                                          247,790
      2,900  TIMKEN COMPANY                                                                                             45,384

                                                                                                                    32,436,065
                                                                                                                 --------------

STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------


   EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                       VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
     12,400  AON CORPORATION                                                                                     $     440,200
      8,200  HUMANA INCORPORATED+                                                                                       85,936
     13,400  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 1,273,402

                                                                                                                     1,799,538
                                                                                                                 --------------
INSURANCE CARRIERS - 4.09%
      7,000  AETNA INCORPORATED+                                                                                       251,440
     25,800  AFLAC INCORPORATED                                                                                        710,532
     35,500  ALLSTATE CORPORATION                                                                                    1,488,870
      5,100  AMBAC FINANCIAL GROUP INCORPORATED                                                                        323,493
     24,400  AMERICAN GENERAL CORPORATION                                                                              933,300
    113,100  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               9,104,550
      8,500  CHUBB CORPORATION                                                                                         615,740
      7,500  CIGNA CORPORATION                                                                                         805,200
      7,800  CINCINNATI FINANCIAL CORPORATION+                                                                         295,913
     15,800  CONSECO INCORPORATED                                                                                      254,380
     11,500  HARTFORD FINANCIAL SERVICES GROUP                                                                         678,500
      5,000  JEFFERSON-PILOT CORPORATION                                                                               339,450
      9,300  LINCOLN NATIONAL CORPORATION                                                                              394,971
      9,600  LOEWS CORPORATION                                                                                         570,336
      4,800  MBIA INCORPORATED                                                                                         387,264
     37,100  METLIFE INCORPORATED                                                                                    1,114,855
      5,200  MGIC INVESTMENT CORPORATION                                                                               355,784
      3,600  PROGRESSIVE CORPORATION                                                                                   349,380
      6,200  SAFECO CORPORATION                                                                                        174,763
     10,600  ST. PAUL COMPANIES INCORPORATED                                                                           466,930
      6,100  TORCHMARK CORPORATION                                                                                     236,863
     15,500  UNITEDHEALTH GROUP INCORPORATED                                                                           918,530
     11,700  UNUMPROVIDENT CORPORATION                                                                                 341,874
      3,000  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                   285,930

                                                                                                                    21,398,848
                                                                                                                 --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
      5,100  LOUISIANA-PACIFIC CORPORATION                                                                              49,011
                                                                                                                 --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.05%
     22,200  AGILENT TECHNOLOGIES INCORPORATED+                                                                        682,206
      6,400  ALLERGAN INCORPORATED                                                                                     474,560
     10,200  APPLERA CORPORATION                                                                                       283,050
      2,600  BAUSCH & LOMB INCORPORATED                                                                                118,716
     14,300  BAXTER INTERNATIONAL INCORPORATED                                                                       1,346,202
     12,500  BECTON DICKINSON & COMPANY                                                                                441,500
      8,700  BIOMET INCORPORATED                                                                                       342,698
     19,700  BOSTON SCIENTIFIC CORPORATION+                                                                            397,546
      2,500  C R BARD INCORPORATED                                                                                     113,500
      6,900  DANAHER CORPORATION                                                                                       376,464
     14,600  EASTMAN KODAK COMPANY                                                                                     582,394

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     14,900  GUIDANT CORPORATION+                                                                                $     670,351
      4,200  JOHNSON CONTROLS INCORPORATED                                                                             262,332
      9,000  KLA-TENCOR CORPORATION+                                                                                   354,375
     58,400  MEDTRONIC INCORPORATED                                                                                  2,671,216
      2,200  MILLIPORE CORPORATION                                                                                     101,772
      4,100  ST JUDE MEDICAL INCORPORATED+                                                                             220,785
      9,500  STRYKER CORPORATION                                                                                       496,375
      4,600  TEKTRONIX INCORPORATED+                                                                                   125,534
      8,500  TERADYNE INCORPORATED+                                                                                    280,500
      8,700  THERMO ELECTRON CORPORATION+                                                                              195,576
     32,400  XEROX CORPORATION                                                                                         194,076

                                                                                                                    10,731,728
                                                                                                                 --------------
METAL MINING - 0.19%
     19,200  BARRICK GOLD CORPORATION                                                                                  274,368
      7,200  FREEPORT MCMORAN INCORPORATED CLASS B+                                                                     93,960
     12,800  HOMESTAKE MINING COMPANY                                                                                   67,328
      8,800  INCO LIMITED+                                                                                             130,504
      9,300  NEWMONT MINING CORPORATION                                                                                149,916
      3,800  PHELPS DODGE CORPORATION                                                                                  152,684
     15,900  PLACER DOME INCORPORATED                                                                                  137,535

                                                                                                                     1,006,295
                                                                                                                 --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
      4,900  VULCAN MATERIALS COMPANY                                                                                  229,467
                                                                                                                 --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.83%
      8,400  HASBRO INCORPORATED                                                                                       108,360
     20,700  MATTEL INCORPORATED                                                                                       367,218
      7,100  TIFFANY & COMPANY                                                                                         193,475
     85,100  TYCO INTERNATIONAL LIMITED                                                                              3,678,873

                                                                                                                     4,347,926
                                                                                                                 --------------
MISCELLANEOUS RETAIL - 0.97%
     13,900  BED BATH & BEYOND INCORPORATED+                                                                           341,419
     21,800  COSTCO WHOLESALE CORPORATION+                                                                             855,650
     19,000  CVS CORPORATION                                                                                         1,111,310
      1,800  LONGS DRUG STORES INCORPORATED                                                                             53,208
     14,500  OFFICE DEPOT INCORPORATED+                                                                                126,875
     22,000  STAPLES INCORPORATED+                                                                                     327,250
      9,600  TOYS R US INCORPORATED+                                                                                   240,960
     49,300  WALGREEN COMPANY                                                                                        2,011,440

                                                                                                                     5,068,112
                                                                                                                 --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.66%
     64,600  AMERICAN EXPRESS COMPANY                                                                                2,667,980
      9,600  CAPITAL ONE FINANCIAL CORPORATION                                                                         532,800

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                       VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
     12,700  CIT GROUP INCORPORATED                                                                              $     366,776
      5,700  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                281,295
     33,800  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                  2,191,254
     48,900  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                   3,892,440
     22,900  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                    1,356,596
     41,400  MBNA CORPORATION                                                                                        1,370,340
     13,900  PROVIDIAN FINANCIAL CORPORATION                                                                           681,795
      8,000  USA EDUCATION INCORPORATED                                                                                581,200

                                                                                                                    13,922,476
                                                                                                                 --------------
OIL & GAS EXTRACTION - 1.62%
     12,100  ANADARKO PETROLEUM CORPORATION                                                                            759,638
      6,000  APACHE CORPORATION                                                                                        345,660
     10,500  BURLINGTON RESOURCES INCORPORATED+                                                                        469,875
      6,200  DEVON ENERGY CORPORATION                                                                                  360,840
     36,300  ENRON CORPORATION                                                                                       2,109,030
      5,700  EOG RESOURCES INCORPORATED                                                                                235,011
      4,600  KERR-MCGEE CORPORATION                                                                                    298,540
      7,100  NABORS INDUSTRIES INCORPORATED+                                                                           368,064
      6,500  NOBLE DRILLING CORPORATION*+                                                                              300,040
     17,900  OCCIDENTAL PETROLEUM CORPORATION                                                                          443,025
      4,600  ROWAN COMPANIES INCORPORATED+                                                                             126,500
     27,800  SCHLUMBERGER LIMITED                                                                                    1,601,558
     15,400  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                       667,590
     15,100  USX MARATHON GROUP INCORPORATED                                                                           406,945

                                                                                                                     8,492,316
                                                                                                                 --------------
PAPER & ALLIED PRODUCTS - 1.27%
      5,400  AVERY DENNISON CORPORATION                                                                                280,908
      2,600  BEMIS COMPANY INCORPORATED                                                                                 86,034
      2,800  BOISE CASCADE CORPORATION+                                                                                 87,920
     11,000  GEORGIA-PACIFIC GROUP                                                                                     323,400
     23,400  INTERNATIONAL PAPER COMPANY                                                                               844,272
     25,900  KIMBERLY-CLARK CORPORATION                                                                              1,756,797
      4,800  MEAD CORPORATION                                                                                          120,432
     19,200  MINNESOTA MINING & MANUFACTURING COMPANY                                                                1,994,880
      7,700  PACTIV CORPORATION+                                                                                        93,247
      1,400  POTLATCH CORPORATION                                                                                       44,730
      2,400  TEMPLE-INLAND INCORPORATED                                                                                106,200
      4,900  WESTVACO CORPORATION                                                                                      118,727
     10,500  WEYERHAEUSER COMPANY                                                                                      533,295
      5,300  WILLAMETTE INDUSTRIES INCORPORATED                                                                        243,800

                                                                                                                     6,634,642
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                       VALUE
PERSONAL SERVICES - 0.10%
      8,200  CINTAS CORPORATION                                                                                  $     323,244
      4,400  H&R BLOCK INCORPORATED                                                                                    220,264

                                                                                                                       543,508
                                                                                                                 --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.12%
      4,300  AMERADA HESS CORPORATION                                                                                  335,916
      3,400  ASHLAND INCORPORATED                                                                                      130,560
     31,200  CHEVRON CORPORATION                                                                                     2,739,360
     30,300  CONOCO INCORPORATED CLASS B                                                                               855,975
    168,900  EXXON MOBIL CORPORATION                                                                                13,680,900
     12,400  PHILLIPS PETROLEUM COMPANY                                                                                682,620
    103,700  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                                             5,749,128
      4,100  SUNOCO INCORPORATED                                                                                       132,963
     26,700  TEXACO INCORPORATED                                                                                     1,772,880
      7,000  TOSCO CORPORATION                                                                                         299,320
     11,800  UNOCAL CORPORATION                                                                                        407,926

                                                                                                                    26,787,548
                                                                                                                 --------------
PRIMARY METAL INDUSTRIES - 0.49%
     15,400  ALCAN ALUMINUM LIMITED                                                                                    554,400
     42,000  ALCOA INCORPORATED                                                                                      1,509,900
      3,900  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        67,899
      6,200  ENGELHARD CORPORATION                                                                                     160,332
      3,800  NUCOR CORPORATION                                                                                         152,266
      4,300  USX U S STEEL GROUP INCORPORATED                                                                           63,167
      4,100  WORTHINGTON INDUSTRIES INCORPORATED                                                                        38,130

                                                                                                                     2,546,094
                                                                                                                 --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.31%
      3,100  AMERICAN GREETINGS CORPORATION                                                                             32,860
      4,300  DOW JONES & COMPANY INCORPORATED                                                                          225,105
     12,800  GANNETT COMPANY INCORPORATED                                                                              764,416
      3,600  HARCOURT GENERAL INCORPORATED                                                                             200,412
      3,600  KNIGHT-RIDDER INCORPORATED                                                                                193,356
      9,500  MCGRAW-HILL COMPANIES INCORPORATED                                                                        566,675
      2,400  MEREDITH CORPORATION                                                                                       83,784
      7,900  NEW YORK TIMES COMPANY                                                                                    323,663
      5,900  RR DONNELLEY & SONS COMPANY                                                                               154,698
     14,700  TRIBUNE COMPANY                                                                                           598,878
     84,700  VIACOM INCORPORATED CLASS B+                                                                            3,724,259

                                                                                                                     6,868,106
                                                                                                                 --------------
RAILROAD TRANSPORTATION - 0.37%
     19,100  BURLINGTON NORTHERN SANTA FE CORPORATION+                                                                 580,258
     10,300  CSX CORPORATION                                                                                           347,110
     18,700  NORFOLK SOUTHERN CORPORATION                                                                              313,038
     12,000  UNION PACIFIC CORPORATION                                                                                 675,000

                                                                                                                     1,915,406
                                                                                                                 --------------

STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------

   EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                          VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.26%
      3,500  COOPER TIRE & RUBBER COMPANY                                                                      $        39,725
      7,700  GOODYEAR TIRE & RUBBER COMPANY                                                                            183,645
     12,900  NEWELL RUBBERMAID INCORPORATED                                                                            341,850
     13,100  NIKE INCORPORATED CLASS B                                                                                 531,205
      2,800  REEBOK INTERNATIONAL LIMITED+                                                                              69,608
      4,100  SEALED AIR CORPORATION+                                                                                   136,653
      2,800  TUPPERWARE CORPORATION                                                                                     66,808

                                                                                                                     1,369,494
                                                                                                               ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.54%
      5,200  BEAR STEARNS COMPANIES INCORPORATED                                                                       237,848
     67,200  CHARLES SCHWAB CORPORATION                                                                              1,036,224
     11,900  FRANKLIN RESOURCES INCORPORATED                                                                           465,409
     12,200  LEHMAN BROTHERS HOLDING INCORPORATED                                                                      764,940
     39,200  MERRILL LYNCH & COMPANY INCORPORATED                                                                    2,171,680
     54,300  MORGAN STANLEY DEAN WITTER & COMPANY                                                                    2,905,050
     10,800  STILWELL FINANCIAL INCORPORATED                                                                           289,656
      5,900  T ROWE PRICE                                                                                              184,744

                                                                                                                     8,055,551
                                                                                                               ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.18%
     44,701  CORNING INCORPORATED                                                                                      924,856
                                                                                                               ---------------

TOBACCO PRODUCTS - 1.02%
    108,000  PHILIP MORRIS COMPANIES INCORPORATED                                                                    5,124,600
      7,900  UST INCORPORATED                                                                                          237,395

                                                                                                                     5,361,995
                                                                                                               ---------------

TRANSPORTATION BY AIR - 0.36%
      7,300  AMR CORPORATION+                                                                                          256,376
      6,000  DELTA AIRLINES INCORPORATED                                                                               237,000
     14,400  FEDEX CORPORATION+                                                                                        600,192
     36,800  SOUTHWEST AIRLINES COMPANY                                                                                653,200
      3,300  US AIRWAYS GROUP INCORPORATED+                                                                            116,985

                                                                                                                     1,863,753
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 2.48%
      5,000  B F GOODRICH COMPANY                                                                                      191,850
     40,500  BOEING COMPANY                                                                                          2,256,255
      4,200  BRUNSWICK CORPORATION                                                                                      82,446
      7,200  DANA CORPORATION                                                                                          123,696
     27,200  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                     385,424
     90,100  FORD MOTOR COMPANY                                                                                      2,533,612
      9,700  GENERAL DYNAMICS CORPORATION                                                                              608,578
     26,600  GENERAL MOTORS CORPORATION                                                                              1,379,210
     14,700  HARLEY-DAVIDSON INCORPORATED                                                                              557,865
     38,700  HONEYWELL INTERNATIONAL INCORPORATED                                                                    1,578,960

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)             STOCK FUNDS
------------------------------------------------------------------------------

   EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                          VALUE
TRANSPORTATION EQUIPMENT (continued)
      4,300  ITT INDUSTRIES INCORPORATED                                                                       $       166,625
      2,900  NAVISTAR INTERNATIONAL CORPORATION+                                                                        66,120
      3,500  NORTHROP GRUMMAN CORPORATION                                                                              304,500
      3,700  PACCAR INCORPORATED                                                                                       165,806
      8,900  ROCKWELL INTERNATIONAL CORPORATION                                                                        323,515
      6,900  TEXTRON INCORPORATED                                                                                      392,196
      6,000  TRW INCORPORATED                                                                                          204,000
     22,900  UNITED TECHNOLOGIES CORPORATION                                                                         1,678,570

                                                                                                                    12,999,228
                                                                                                               ---------------

TRANSPORTATION SERVICES - 0.06%
      6,400  SABRE HOLDINGS CORPORATION+                                                                               295,488
                                                                                                               ---------------

WATER TRANSPORTATION - 0.15%
     28,400  CARNIVAL CORPORATION                                                                                      785,828
                                                                                                               ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.09%
      8,400  GENUINE PARTS COMPANY                                                                                     217,644
      6,400  VISTEON CORPORATION                                                                                        96,256
      4,600  W W GRAINGER INCORPORATED                                                                                 155,710

                                                                                                                       469,610
                                                                                                               ---------------

WHOLESALE TRADE-NONDURABLE GOODS - 0.73%
     24,300  SAFEWAY INCORPORATED+                                                                                   1,340,145
      6,400  SUPERVALU INCORPORATED                                                                                     85,313
     32,800  SYSCO CORPORATION                                                                                         869,528
     27,800  UNILEVER NV NY SHARES ADR                                                                               1,463,392

                                                                                                                     3,758,378
                                                                                                               ---------------

TOTAL COMMON STOCK (COST $252,491,206)                                                                             504,576,106
                                                                                                               ---------------

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------

                                                                                         INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                  RATE       RATE       VALUE
SHORT-TERM INSTRUMENTS - 3.65%

TIME DEPOSITS - 3.36%
$17,579,868  DEUTSCHE BANK TORONTO CANADA                                                     5.44%    04/02/01  $  17,579,868
                                                                                                                 -------------

U.S. TREASURY OBLIGATIONS - 0.29%
    535,000  U.S. TREASURY BILLS**                                                            5.64##   06/07/01        530,832
  1,030,000  U.S. TREASURY BILLS**                                                            4.01##   02/28/02        992,763

                                                                                                                     1,523,595
                                                                                                                 -------------

TOTAL SHORT-TERM INSTRUMENTS (COST $19,100,588)                                                                     19,103,463
                                                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $271,591,794)*                           100.05%                                                           $ 523,679,569
OTHER ASSETS AND LIABILITIES, NET               (0.05)                                                                (236,647)
                                               ------                                                            -------------
TOTAL NET ASSETS                               100.00%                                                           $ 523,442,922
                                               ======                                                            =============

#    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $990,301
+    NON-INCOME EARNING SECURITIES.
##   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                 $298,704,939
     GROSS UNREALIZED DEPRECIATION                                  (46,617,164)
                                                                   ------------
     NET UNREALIZED APPRECIATION                                   $252,087,775


** THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)             STOCK FUNDS
------------------------------------------------------------------------------

   OTC GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                            VALUE
COMMON STOCK - 93.95%

APPAREL & ACCESSORY STORES - 1.29%
    10,650  HOT TOPIC INCORPORATED+                                                                                 $  298,200
                                                                                                                 -------------

BUSINESS SERVICES - 33.76%
     4,900  ADOBE SYSTEMS INCORPORATED                                                                                 171,353
     8,200  ARIBA INCORPORATED+                                                                                         64,831
    10,900  BEA SYSTEMS INCORPORATED+                                                                                  320,188
     6,750  BMC SOFTWARE INCORPORATED+                                                                                 145,125
     7,450  CERNER CORPORATION+                                                                                        255,163
     8,500  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                                 403,750
     6,050  CITRIX SYSTEMS INCORPORATED+                                                                               127,806
     1,750  CONCORD EFS INCORPORATED+                                                                                   71,313
     8,650  EARTHWEB INCORPORATED+                                                                                      19,463
    14,400  FISERV INCORPORATED+                                                                                       647,100
     9,150  I2 TECHNOLOGIES INCORPORATED+                                                                              133,247
     9,600  INTUIT INCORPORATED+                                                                                       266,400
     1,500  MACROMEDIA INCORPORATED+                                                                                    24,094
     2,750  MERCURY INTERACTIVE CORPORATION+                                                                           115,156
    37,400  MICROSOFT CORPORATION+                                                                                   2,045,313
    55,900  ORACLE CORPORATION+                                                                                        837,382
    10,350  PEOPLESOFT INCORPORATED+                                                                                   242,577
    10,000  RATIONAL SOFTWARE CORPORATION+                                                                             177,500
    18,700  SIEBEL SYSTEMS INCORPORATED+                                                                               508,640
    26,750  SUN MICROSYSTEMS INCORPORATED+                                                                             411,147
     9,300  TMP WORLDWIDE INCORPORATED+                                                                                349,331
    10,500  VERITAS SOFTWARE CORPORATION+                                                                              485,520

                                                                                                                     7,822,399
                                                                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 4.46%
     5,600  CHIRON CORPORATION+                                                                                        245,700
     4,900  GENZYME CORPORATION+                                                                                       442,617
     8,650  IDEC PHARMACEUTICALS CORPORATION+                                                                          346,000

                                                                                                                     1,034,317
                                                                                                                 -------------

COMMUNICATIONS - 3.66%
     5,900  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                   43,513
     5,350  EXODUS COMMUNICATIONS INCORPORATED+                                                                         57,513
    13,250  ILLUMINET HOLDINGS INCORPORATED+                                                                           272,453
    11,500  LIGHTBRIDGE INCORPORATED+                                                                                  131,531
    13,250  METROMEDIA FIBER NETWORK INCORPORATED+                                                                      72,610
    11,100  NETWORK PLUS CORPORATION+                                                                                   43,359
    12,150  WORLDCOM INCORPORATED+                                                                                     227,053

                                                                                                                       848,032
                                                                                                                 -------------

EATING & DRINKING PLACES - 2.37%
     2,750  P F CHANG'S CHINA BISTRO INCORPORATED+                                                                      96,250

STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------

   OTC GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES     SECURITY NAME                                                                                            VALUE
EATING & DRINKING PLACES (continued)
    10,650  STARBUCKS CORPORATION+                                                                                  $  451,959

                                                                                                                       548,209
                                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 28.41%
     2,700  ALPHA INDUSTRIES INCORPORATED+                                                                              42,525
    12,900  APPLIED MICRO CIRCUITS CORPORATION+                                                                        212,850
    10,000  ATMEL CORPORATION+                                                                                          98,125
    12,750  AXT INCORPORATED+                                                                                          191,250
     9,200  CIENA CORPORATION+                                                                                         382,950
     2,800  DSP GROUP INCORPORATED+                                                                                     43,400
    18,250  FLEXTRONICS INTERNATIONAL LIMITED+                                                                         273,750
     3,500  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                 103,635
    12,000  INTEGRATED SILICON SOLUTION INCORPORATED+                                                                  156,000
    42,600  INTEL CORPORATION                                                                                        1,120,913
    26,930  JDS UNIPHASE CORPORATION+                                                                                  496,522
     7,450  JUNIPER NETWORKS INCORPORATED+                                                                             282,802
    13,700  LINEAR TECHNOLOGY CORPORATION                                                                              562,556
     8,350  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                    347,277
     8,650  NETWORK APPLIANCE INCORPORATED+                                                                            145,428
     2,150  NOVELLUS SYSTEMS INCORPORATED+                                                                              87,209
     4,600  PERICOM SEMICONDUCTOR CORPORATION+                                                                          59,225
     3,800  QLOGIC CORPORATION+                                                                                         85,500
    18,600  QUALCOMM INCORPORATED+                                                                                   1,053,225
    18,250  SANMINA CORPORATION+                                                                                       357,016
    10,500  VERISIGN INCORPORATED+                                                                                     372,094
     4,600  VITESSE SEMICONDUCTOR CORPORATION+                                                                         109,537

                                                                                                                     6,583,789
                                                                                                                 -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.00%
     9,150  PAYCHEX INCORPORATED                                                                                       339,122
     7,000  PHARMACOPEIA INCORPORATED+                                                                                 125,125

                                                                                                                       464,247
                                                                                                                 -------------

HEALTH SERVICES - 1.76%
     4,700  EXPRESS SCRIPTS INCORPORATED+                                                                              407,396
                                                                                                                 -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.34%
    47,250  CISCO SYSTEMS INCORPORATED+                                                                                747,140
     6,800  COMVERSE TECHNOLOGY INCORPORATED+                                                                          400,452
    10,800  PALM INCORPORATED+                                                                                          90,788

                                                                                                                     1,238,380
                                                                                                                 -------------

INSURANCE CARRIERS - 1.75%
    15,200  OXFORD HEALTH PLANS INCORPORATED+                                                                          406,600
                                                                                                                 -------------

LEATHER & LEATHER PRODUCTS - 0.96%
     8,650  K-SWISS INCORPORATED                                                                                       221,656
                                                                                                                 -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)             STOCK FUNDS
------------------------------------------------------------------------------

   OTC GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------

SHARES     SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.52%
     2,000  BIOMET INCORPORATED                                                                                      $  78,781
     2,200  DENTSPLY INTERNATIONAL INCORPORATED                                                                         80,300
     4,550  KLA-TENCOR CORPORATION+                                                                                    179,156
    10,800  POLYMEDICA CORPORATION+                                                                                    245,700

                                                                                                                       583,937
                                                                                                                 -------------

MISCELLANEOUS RETAIL - 1.77%
    16,700  BED BATH & BEYOND INCORPORATED+                                                                            410,194
                                                                                                                 -------------

TRANSPORTATION BY AIR - 0.15%
     2,850  FRONTIER AIRLINES INCORPORATED+                                                                             34,734
                                                                                                                 -------------

TRANSPORTATION SERVICES - 0.77%
     3,550  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                        179,054
                                                                                                                 -------------

WHOLESALE TRADE - DURABLE GOODS - 0.58%
     8,100  CYTYC CORPORATION+                                                                                         133,650
                                                                                                                 -------------

WHOLESALE TRADE - NONDURABLE GOODS - 2.40%
     7,650  HENRY SCHEIN INCORPORATED+                                                                                 281,138
     7,300  PRIORITY HEALTHCARE CORPORATION+                                                                           275,575

                                                                                                                       556,713
                                                                                                                 -------------

TOTAL COMMON STOCK
(COST $35,733,729)                                                                                                  21,771,507
                                                                                                                  -------------


EXCHANGE TRADED FUND - 4.93%
    29,200  NASDAQ-100 SHARES INDEX TRACKING STOCK+ (COST $1,487,359)                                                1,143,180
                                                                                                                 -------------

PRINCIPAL                                                                              INTEREST RATE MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.13%

REPURCHASE AGREEMENTS - 1.13%

$262,276    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES     5.38%      04/02/01     262,276

TOTAL SHORT-TERM INSTRUMENTS (COST $262,276)                                                                           262,276
                                                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $37,483,364)*                            100.02%                                                             $23,176,963
OTHER ASSETS AND LIABILITIES, NET               (0.02)                                                                 (3,804)
                                               ------                                                            -------------
TOTAL NET ASSETS                               100.00%                                                             $23,173,159
                                               ======                                                            =============

+    NON-INCOME EARNING SECURITIES.
^    YIELD TO MATURITY.
+/- THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                               $      511,500
     GROSS UNREALIZED DEPRECIATION                                  (14,817,901)
                                                                 --------------
     NET UNREALIZED DEPRECIATION                                 $  (14,306,401)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS   STATEMENTS OF ASSETS & LIABILITIES -- MARCH 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------

                                                                                                    EQUITY           OTC
                                                                                                     INDEX         GROWTH
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW) ..............................................   $523,679,569   $23,176,963
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ..................................        456,981         2,300
   RECEIVABLE FOR FUND SHARES ISSUED ............................................................        456,435        31,620
   VARIATION MARGIN ON FUTURES CONTRACTS ........................................................        132,825             0
   PREPAID EXPENSES AND OTHER ASSETS ............................................................          5,098             0
                                                                                                    ------------   -----------
TOTAL ASSETS ....................................................................................    524,730,908    23,210,883

LIABILITIES
   DIVIDENDS PAYABLE ............................................................................          7,050             0
   PAYABLE FOR FUND SHARES REDEEMED .............................................................        712,816             0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES .................................................        222,151        16,942
   PAYABLE TO OTHER RELATED PARTIES .............................................................        125,660         9,085
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................................................        220,309        11,697
                                                                                                    ------------   -----------
TOTAL LIABILITIES ...............................................................................      1,287,986        37,724
                                                                                                    ------------   -----------
TOTAL NET ASSETS ................................................................................   $523,442,922   $23,173,159
                                                                                                    ============   ===========

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..............................................................................   $232,005,856   $43,120,875
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................................................      1,289,943      (128,835)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ......     37,931,023    (5,512,480)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF ASSETS AND
    LIABILITIES IN FOREIGN CURRENCIES ...........................................................    252,087,775   (14,306,401)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ........................................        128,325             0
                                                                                                    ------------   -----------
TOTAL NET ASSETS ................................................................................   $523,442,922   $23,173,159
                                                                                                    ============   ===========

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------

   NET ASSETS - CLASS A .........................................................................  $ 444,021,451           N/A
   SHARES OUTSTANDING - CLASS A .................................................................      7,374,275           N/A
   NET ASSET VALUE PER SHARE - CLASS A ..........................................................  $       60.21           N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ................................................  $       63.88           N/A
   NET ASSETS - CLASS B .........................................................................  $  79,321,564           N/A
   SHARES OUTSTANDING - CLASS B .................................................................      1,322,825           N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .......................................  $       59.96           N/A
   NET ASSETS - CLASS C .........................................................................            N/A           N/A
   SHARES OUTSTANDING - CLASS C .................................................................            N/A           N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .......................................            N/A           N/A
   NET ASSETS - INSTITUTIONAL CLASS .............................................................            N/A           N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................................................            N/A           N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...........................            N/A           N/A
   NET ASSETS - CLASS O .........................................................................  $      99,907   $23,173,159
   SHARES OUTSTANDING - CLASS O .................................................................          1,643     5,515,307
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O .......................................  $       60.81   $      4.20
                                                                                                   -------------   -----------
INVESTMENTS AT COST (NOTE 3) ....................................................................  $ 271,591,794   $37,483,364
                                                                                                    ============   ===========

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
                                                                    STOCK FUNDS
-------------------------------------------------------------------------------

                                                                    EQUITY               OTC
                                                                     INDEX              GROWTH
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................   $     3,570,372  $         3,323
   INTEREST ................................................           378,630           18,665
   SECURITIES LENDING INCOME................................            55,182            2,359
                                                               ---------------  -----------------
TOTAL INVESTMENT INCOME (LOSS) .............................         4,004,184           24,347
                                                               ---------------  -----------------
EXPENSES
   ADVISORY FEES ...........................................           768,961           76,591
   ADMINISTRATION FEES .....................................           461,378           17,674
   CUSTODY FEES ............................................            61,516            2,357
   SHAREHOLDER SERVICING FEES ..............................           768,712           29,458
   PORTFOLIO ACCOUNTING FEES ...............................            51,087           27,249
   TRANSFER AGENT
     CLASS A ...............................................           398,284                0
     CLASS B ...............................................            84,259                0
     CLASS O ...............................................               277            5,202
   DISTRIBUTION FEES
     CLASS A
     CLASS B ...............................................           334,471                0
   LEGAL AND AUDIT FEES ....................................            20,464            6,922
   REGISTRATION FEES .......................................             8,647            5,833
   DIRECTORS' FEES .........................................             2,121            2,128
   SHAREHOLDER REPORTS .....................................            33,616            3,646
   OTHER ...................................................            12,940            2,189
                                                               ---------------  -----------------
TOTAL EXPENSES .............................................         3,006,733          179,249
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES .....................          (516,849)         (26,067)
   NET EXPENSES ............................................         2,489,884          153,182
                                                               ---------------  -----------------
NET INVESTMENT INCOME (LOSS) ...............................         1,514,300         (128,835)
                                                               ---------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    SECURITIES .............................................                 0       (5,512,458)
    FINANCIAL FUTURES TRANSACTIONS .........................        41,549,422                0
    FOREIGN CURRENCY TRANSACTIONS ..........................        (3,379,706)               0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................        38,169,716       (5,512,458)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    SECURITIES .............................................      (167,777,171)     (14,163,006)
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED
      FROM PORTFOLIOS ......................................           791,925                0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS ...........................................      (166,985,246)     (14,163,006)
                                                               ---------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....      (128,815,530)     (19,675,464)
                                                               ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..........................................     $(127,301,230)    $(19,804,299)
                                                               ===============  =================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                        EQUITY INDEX                       OTC GROWTH
                                                            ----------------------------------  ----------------------------------
                                                               (UNAUDITED)                         (UNAUDITED)
                                                               FOR THE SIX             FOR THE     FOR THE SIX             FOR THE
                                                              MONTHS ENDED          YEAR ENDED    MONTHS ENDED        PERIOD ENDED
                                                            MARCH 31, 2001  SEPTEMBER 30, 2000  MARCH 31, 2001  SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................    $ 702,470,847       $678,042,470    $ 28,545,481      $         0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................        1,514,300          3,271,384        (128,835)         (34,229)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS ...................       38,169,716         76,599,895      (5,512,458)         227,740
NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .....     (166,985,246)         3,959,932     (14,163,006)        (143,395)
                                                             -------------       ------------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................     (127,301,230)        83,831,211     (19,804,299)          50,116
                                                             -------------       ------------     -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A .............................................       (2,681,679)           800,901             N/A              N/A
    CLASS B .............................................                0                  0             N/A              N/A
    CLASS O .............................................           (6,279)                 0               0                0
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .............................................      (64,437,359)       (24,468,798)            N/A              N/A
    CLASS B .............................................      (10,874,638)        (3,014,572)            N/A              N/A
    CLASS O .............................................          (86,933)                 0        (193,533)               0
  CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .................       13,853,841         48,788,411             N/A              N/A
    REINVESTMENT OF DIVIDENDS - CLASS A .................       66,501,043         25,103,225             N/A              N/A
    COST OF SHARES REDEEMED - CLASS A ...................      (57,335,300)      (139,374,689)            N/A              N/A
                                                             -------------       ------------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A ............       23,019,584        (65,483,053)              0                0
                                                             -------------       ------------     -----------      -----------

   PROCEEDS FROM SHARES SOLD - CLASS B ..................       10,644,983         40,397,622             N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS B ..................       10,441,896          2,930,535             N/A              N/A
   COST OF SHARES REDEEMED - CLASS B ....................       (8,457,522)       (18,976,214)            N/A              N/A
                                                             -------------       ------------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B ............       12,629,357         24,351,943               0                0
                                                             -------------       ------------     -----------      -----------

   PROCEEDS FROM SHARES SOLD - CLASS O ..................          112,971         10,031,924      14,634,732       28,495,365
   REINVESTMENT OF DIVIDENDS - CLASS O ..................           91,625                  0         193,513                0
   COST OF SHARES REDEEMED - CLASS O ....................       (9,493,344)           (19,377)       (202,735)               0
                                                             -------------       ------------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O ............       (9,288,748)        10,012,547      14,625,510       28,495,365
                                                             -------------       ------------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS ...................     (179,027,925)        24,428,377      (5,372,322)      28,545,481
                                                             -------------       ------------     -----------      -----------

NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
   ENDING NET ASSETS ....................................     $523,442,922       $702,470,847     $23,173,159      $28,545,481
                                                             -------------       ------------     -----------      -----------
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ...............................          189,331            580,706             N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF
      DIVIDENDS - CLASS A ...............................          936,512            298,520             N/A              N/A
    SHARES REDEEMED - CLASS A ...........................         (802,520)        (1,649,480)            N/A              N/A
                                                             -------------       ------------     -----------      -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ................................          323,323           (770,254)              0                0
                                                             -------------       ------------     -----------      -----------

    SHARES SOLD - CLASS B ...............................          150,355            480,807             N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF
      DIVIDENDS - CLASS B ...............................          147,568             34,781             N/A              N/A
    SHARES REDEEMED - CLASS B ...........................         (121,675)          (224,994)            N/A              N/A
                                                             -------------       ------------     -----------      -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ................................          176,248            290,594               0                0
                                                             -------------       ------------     -----------      -----------
    SHARES SOLD - CLASS O ...............................            1,516            117,127       2,685,479        2,832,321
    SHARES ISSUED IN REINVESTMENT OF
      DIVIDENDS - CLASS O ...............................            1,278                  0          23,891                0
    SHARES REDEEMED - CLASS O ...........................         (118,063)              (218)        (26,384)               0
                                                             -------------       ------------     -----------      -----------
NET INCREASE (DECREASE) IN SHARES
     OUTSTANDING - CLASS O ..............................         (115,269)           116,909       2,682,986        2,832,321
                                                             -------------       ------------     -----------      -----------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME ....................................    $   1,289,943       $  2,463,601     $  (128,835)     $         0
                                                             =============       ============     ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK--

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                     BEGINNING         NET             AND    DIVIDENDS
                                                     NET ASSET  INVESTMENT      UNREALIZED     FROM NET
                                                     VALUE PER      INCOME  GAIN (LOSS) ON   INVESTMENT
                                                         SHARE      (LOSS)     INVESTMENTS       INCOME
--------------------------------------------------------------------------------------------------------

OTC GROWTH
CLASS O
OCTOBER 1, 2000 TO MARCH 31, 2001 ................      $10.08       (0.02)          (5.80)        0.00
AUGUST 2, 2000(4) TO SEPTEMBER 30, 2000 ..........      $10.00       (0.01)           0.09         0.00

EQUITY INDEX
--------------------------------------------------------------------------------------------------------
O SHARES
OCTOBER 1, 2000 TO MARCH 31, 2001 ................      $85.62        8.08          (22.74)       (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............      $78.73       (0.35)          10.45         0.00
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999 ........      $78.00        0.44            0.29         0.00


(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE
    RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).
(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIOD SHOWN.
(3) COMMENCEMENT OF OPERATIONS.
(4) THE PORTFOLIO IN WHICH THE FUND INVESTS HAD A DIFFERENT PERIOD OF OPERATIONS THAN THE FUND.
(5) PORTFOLIO TURNOVER RATE REPRESENTS THE ACTIVITY FROM THE FUND'S INVESTMENT IN A SINGLE PORTFOLIO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------



                                                                                      RATIO TO AVERAGE
                                                   DISTRIBUTIONS     ENDING         NET ASSETS (ANNUALIZED)
                                                        FROM NET  NET ASSET  --------------------------------------
                                                        REALIZED  VALUE PER  NET INVESTMENT       NET    GROSS       TOTAL
                                                           GAINS      SHARE   INCOME (LOSS)  EXPENSES  EXPENSES(1)  RETURN(2)
------------------------------------------------------------------------------------------------------------------------------

OTC GROWTH
CLASS O
OCTOBER 1, 2000 TO MARCH 31, 2001 ................         (0.06)     $4.20        (3.34)%      1.30%        1.53%   (58.03)%
AUGUST 2, 2000(4) TO SEPTEMBER 30, 2000 ..........          0.00     $10.08        (0.73)%      1.30%        1.62%     0.80%

EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------
O SHARES
OCTOBER 1, 2000 TO MARCH 31, 2001 ................         (9.54)    $60.80         0.97%       0.50%        0.70%   (18.85)%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............         (3.21)    $85.62         0.81%       0.50%        0.69%    12.87%
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999 ........          0.00     $78.73         0.00%       0.00%        0.00%     0.94%


                                                  PORTFOLIO       NET ASSETS AT
                                                   TURNOVER       END OF PERIOD
                                                       RATE     (000'S OMITTED)
-------------------------------------------------------------------------------

OTC GROWTH
CLASS O
OCTOBER 1, 2000 TO MARCH 31, 2001 ................      45%            $23,173
AUGUST 2, 2000(4) TO SEPTEMBER 30, 2000 ..........       9%(5)         $28,545

EQUITY INDEX
-------------------------------------------------------------------------------
O SHARES
OCTOBER 1, 2000 TO MARCH 31, 2001 ................       2%            $   100
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............       8%            $10,010
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999 ........       6%            $     0


STOCK FUNDS                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Equity Index and OTC Growth Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares. The Equity Index Fund was reorganized from a series of Stagecoach Funds, Inc., the Stagecoach Equity Index Fund.
     The OTC Growth Fund commenced operations on August 3, 2000 as a Fund of the Trust.
     The Equity Index Fund offers Class A, Class B, and Class O shares. The OTC Growth Fund only offers Class O shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Dividend income is recognized on the ex-dividend date.

REPURCHASE AGREEMENTS
     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            STOCK FUNDS
--------------------------------------------------------------------------------

FUTURES CONTRACTS
     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2001, the Equity Index Fund held the following long futures contracts:

                                                                   Notional      Net Unrealized
        Fund       Contracts       Type       Expiration Date   Contract Value    Depreciation
------------------------------------------------------------------------------------------------
    EQUITY INDEX    63 LONG   S&P 500 INDEX      JUNE 2001        $28,168,700       $128,325
------------------------------------------------------------------------------------------------

     The Equity Index Fund has pledged to brokers cash for initial margin requirements with a par value of $1,565,000.

SECURITY LOANS
     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the six months ended March 31, 2001 were as follows:

      Fund                                            Securities     Collateral
----------------------------------------------------------------------------------
     EQUITY INDEX FUND                               $108,639,102   $110,983,722
----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends to shareholders from net investment income and distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.
     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions

STOCK FUNDS                           NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
-------------------------------------------------------------------------------
   applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2001.

3. ADVISORY FEES

      The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      Fund                                         % of Average Daily Net Assets
--------------------------------------------------------------------------------
      EQUITY INDEX FUND                                                     0.25
      OTC GROWTH FUND                                                       0.65


     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Equity Index Fund. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million.

     Golden Capital Management, LLC, a division of Smith Asset Management Group, LP ("SAMG"), acts as sub-advisor to the OTC Growth Fund. SAMG is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets up to $250 million, 0.23% for the next $250 million, and 0.20% of the Fund's average daily net assets in excess of $500 million.

     Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into a separate advisory contract on behalf of the predecessor Equity Index Fund with Wells Fargo Bank. Pursuant to the contract, Wells Fargo Bank had agreed to provide the Fund with daily portfolio management. Under the prior contract with the Fund, Wells Fargo Bank was entitled to be paid a monthly advisory fee at the annual rate of 0.25% of the predecessor Equity Index Fund's average daily net assets.

4. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, Wells Fargo Bank served as Administrator for the predecessor Equity Index Fund at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.

5.  TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

     Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement.

6. SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.20% of the average daily net assets of the Equity Index Fund Class O shares and 0.25% of the average daily net assets of the OTC Growth Fund Class O shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            STOCK FUNDS
--------------------------------------------------------------------------------

  The shareholder servicing fees paid on behalf of the Funds for the six months ended March 31, 2001 were as follows:

      FUND                                                          CLASS O
---------------------------------------------------------------------------
      EQUITY INDEX FUND                                             $ 1,002
      OTC GROWTH FUND                                                29,458

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into a contract on behalf of the predecessor Equity Index Fund with Funds Management, whereby Funds Management was responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, Funds Management was entitled to a monthly base fee from the Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.

     The Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2001, were waived by Funds Management.

9. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the six months ended March 31, 2001, were as follows:

                          AGGREGATE PURCHASES AND SALES

      FUND                         PURCHASES AT COST  SALES PROCEEDS
--------------------------------------------------------------------
      EQUITY INDEX FUND                  $15,028,409     $65,125,659
      OTC GROWTH FUND                     24,796,619      10,416,996

STOCK FUNDS                                               LIST OF ABBREVIATIONS
-------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR        -- AMERICAN DEPOSITORY RECEIPTS
AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT        -- ALTERNATIVE MINIMUM TAX
ARM        -- ADJUSTABLE RATE MORTGAGES
BART       -- BAY AREA RAPID TRANSIT
CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC       -- CONTINGENT DEFERRED SALES CHARGE
CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
CGY        -- CAPITAL GUARANTY CORPORATION
CMT        -- CONSTANT MATURITY TREASURY
COFI       -- COST OF FUNDS INDEX
Connie Lee -- CONNIE LEE INSURANCE COMPANY
COP        -- CERTIFICATE OF PARTICIPATION
CP         -- COMMERCIAL PAPER
CTF        -- COMMON TRUST FUND
DW&P       -- DEPARTMENT OF WATER & POWER
DWR        -- DEPARTMENT OF WATER RESOURCES
EDFA       -- EDUCATION FINANCE AUTHORITY
FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA        -- FEDERAL HOUSING AUTHORITY
FHLB       -- FEDERAL HOME LOAN BANK
FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN        -- FLOATING RATE NOTES
FSA        -- FINANCIAL SECURITY ASSURANCE, INC
GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO         -- GENERAL OBLIGATION
HFA        -- HOUSING FINANCE AUTHORITY
HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR      -- LONDON INTERBANK OFFERED RATE
LLC        -- LIMITED LIABILITY CORPORATION
LOC        -- LETTER OF CREDIT
LP         -- LIMITED PARTNERSHIP
MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR       -- MULTI-FAMILY HOUSING REVENUE
MUD        -- MUNICIPAL UTILITY DISTRICT
MTN        -- MEDIUM TERM NOTE
PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
PCR        -- POLLUTION CONTROL REVENUE
PFA        -- PUBLIC FINANCE AUTHORITY
PLC        -- PRIVATE PLACEMENT
PSFG       -- PUBLIC SCHOOL FUND GUARANTY
RAW        -- REVENUE ANTICIPATION WARRANTS
RDA        -- REDEVELOPMENT AUTHORITY
RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
R&D        -- RESEARCH & DEVELOPMENT
SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
STEERS     -- STRUCTURED ENHANCED RETURN TRUST
TBA        -- TO BE ANNOUNCED
TRAN       -- TAX REVENUE ANTICIPATION NOTES
USD        -- UNIFIED SCHOOL DISTRICT
V/R        -- VARIABLE RATE
WEBS       -- WORLD EQUITY BENCHMARK SHARES

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

[WELLS FARGO FUNDS LOGO]

P.O. Box 8266
Boston, MA 02266-8266

DATED MATERIAL
PLEASE EXPEDITE



[RECYCLE LOGO]                                                    SAR 017 (5/01)

                                                      [WELLS FARGO FUNDS LOGO]


Semi-Annual Report

WELLS FARGO

STOCK FUNDS

[GRAPHIC]                             March 31, 2001

                                      DISCIPLINED GROWTH FUND

                                      DIVERSIFIED EQUITY FUND

                                      DIVERSIFIED SMALL CAP FUND

                                      EQUITY INCOME FUND

                                      EQUITY INDEX FUND

                                      EQUITY VALUE FUND

                                      GROWTH FUND

                                      GROWTH EQUITY FUND

                                      INDEX FUND

                                      INTERNATIONAL FUND

                                      INTERNATIONAL EQUITY FUND

                                      LARGE COMPANY GROWTH FUND

                                      MID CAP GROWTH FUND

                                      SMALL CAP GROWTH FUND

                                      SMALL CAP OPPORTUNITIES FUND

                                      SMALL CAP VALUE FUND

                                      SMALL COMPANY GROWTH FUND

                                      SPECIALIZED TECHNOLOGY FUND

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER .......................................................  1
--------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   DISCIPLINED GROWTH FUND ..................................................  2
   DIVERSIFIED EQUITY FUND ..................................................  4
   DIVERSIFIED SMALL CAP FUND ...............................................  6
   EQUITY INCOME FUND .......................................................  8
   EQUITY INDEX FUND ........................................................ 10
   EQUITY VALUE FUND ........................................................ 12
   GROWTH FUND .............................................................. 14
   GROWTH EQUITY FUND ....................................................... 16
   INDEX FUND ............................................................... 18
   INTERNATIONAL FUND ....................................................... 20
   INTERNATIONAL EQUITY FUND ................................................ 22
   LARGE COMPANY GROWTH FUND ................................................ 24
   MID-CAP GROWTH FUND ...................................................... 26
   SMALL CAP GROWTH FUND .................................................... 28
   SMALL CAP OPPORTUNITIES FUND ............................................. 30
   SMALL CAP VALUE FUND ..................................................... 32
   SMALL COMPANY GROWTH FUND ................................................ 34
   SPECIALIZED TECHNOLOGY FUND .............................................. 36
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DISCIPLINED GROWTH FUND .................................................. 38
   DIVERSIFIED EQUITY FUND .................................................. 39
   DIVERSIFIED SMALL CAP FUND ............................................... 40
   EQUITY INCOME FUND ....................................................... 41
   EQUITY INDEX FUND ........................................................ 42
   EQUITY VALUE FUND ........................................................ 57
   GROWTH FUND .............................................................. 61
   GROWTH EQUITY FUND ....................................................... 65
   INDEX FUND ............................................................... 66
   INTERNATIONAL FUND ....................................................... 67
   INTERNATIONAL EQUITY FUND ................................................ 68
   LARGE COMPANY GROWTH FUND ................................................ 71
   MID-CAP GROWTH FUND ...................................................... 72
   SMALL CAP GROWTH FUND .................................................... 77
   SMALL CAP OPPORTUNITIES FUND ............................................. 82
   SMALL CAP VALUE FUND ..................................................... 87
   SMALL COMPANY GROWTH FUND ................................................ 88
   SPECIALIZED TECHNOLOGY FUND .............................................. 89
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ..................................... 92
   STATEMENTS OF OPERATIONS ................................................. 96
   STATEMENTS OF CHANGES IN NET ASSETS ......................................100
   FINANCIAL HIGHLIGHTS .....................................................110
NOTES TO FINANCIAL HIGHLIGHTS ...............................................122
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ...............................................123
--------------------------------------------------------------------------------
                                 CORE PORTFOLIOS
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO .............................................133
   EQUITY INCOME PORTFOLIO ..................................................136
   INDEX PORTFOLIO ..........................................................139
   INTERNATIONAL PORTFOLIO ..................................................154
   INTERNATIONAL EQUITY PORTFOLIO ...........................................158
   LARGE COMPANY GROWTH PORTFOLIO ...........................................161
   SMALL CAP INDEX PORTFOLIO ................................................163
   SMALL CAP VALUE PORTFOLIO ................................................180
   SMALL COMPANY GROWTH PORTFOLIO ...........................................183
   SMALL COMPANY VALUE PORTFOLIO ............................................188
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES .....................................194
   STATEMENTS OF OPERATIONS .................................................196
   STATEMENTS OF CHANGES IN NET ASSETS ......................................198
   FINANCIAL HIGHLIGHTS .....................................................202
NOTES TO FINANCIAL STATEMENTS ...............................................203
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS .......................................................208
--------------------------------------------------------------------------------

              ----------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              ----------------------------------------------------

                                                                     STOCK FUNDS
-------------------------------------------------------------------------------



DEAR VALUED SHAREHOLDER,

     Stock investors experienced one of the most volatile periods in decades during the six-month period ended March 31, 2001. At the close of the first quarter of 2001, most major stock indexes had slid into bear territory, reflecting a slump that began in the technology and manufacturing sectors before spreading to other parts of the economy, and ultimately to global markets.
     Although the Federal Reserve Board aggressively cut interest rates during the first quarter of 2001 to stimulate the economy, a host of data -- from surprisingly healthy auto, home and retail sales, to the relative strength in the labor market and in consumer confidence -- suggest the economy is weak, yet not in a recession. The fundamentals also appear solid, with low unemployment, tame inflation and moderate growth.
     Looking ahead, the key to a sustained rebound lies with strong consumer spending, which should help businesses work off the excess inventories that eroded profits. This event is now underway, which should set the stage for a recovery later this year. While investors can expect to encounter additional volatility until corporate profits improve, we are optimistic that the worst is behind us.

THE ROOTS OF AN ECONOMIC SLOWDOWN
-------------------------------------------------------------------------------
     To understand where we are, it's important to understand where we've been. In the late 1990s, technology stocks lifted the market to unprecedented levels. The U.S. economy was growing approximately 6% annually, with the majority of the gains attributed to technology. During that time, companies spent billions of dollars to create Internet platforms, plus billions more to upgrade their computer systems for Y2K. Once Y2K passed, the demand for tech products slowed, inventories piled up, and investors began to realize that technology stocks had become wildly overvalued. The bubble burst, with the technology heavy Nasdaq Composite Index declining more than 60% since last March -- the worst drop for a major stock index since the Depression.
     As the broader economy deteriorated, large-cap growth stocks experienced double-digit losses. At the same time, large-cap growth funds with significant technology holdings -- even funds with blue-chip holdings such as Cisco, Intel, Sun Microsystems and Oracle -- performed poorly due to the technology sell-off. Mid- and small-cap stocks were more resilient to the market's decline, with small-cap value stocks proving to be the ultimate defensive sector during the period. In fact, the Russell 2000 Value Index was one of the few benchmarks to make any gain during the first quarter.

DIVERSIFICATION AND A LONG-TERM INVESTMENT PERSPECTIVE CAN HELP TAME UNRULY MARKETS
-------------------------------------------------------------------------------
     Amid tumultuous market conditions, it was virtually impossible for stock investors to find a safe equity investment sector. For example, health care, energy and finance stocks were portfolio standouts late in 2000, only to decline in the first quarter of 2001. Consumer cyclicals, consumer staples and other traditionally defensive areas have since assumed market leadership.
     Regardless of how certain stocks or sectors perform in the future, WELLS FARGO FUNDS continues to stress the importance of diversified portfolios to help generate more balanced returns. We recommend that you meet with your investment professional to ensure that your portfolio is appropriately diversified, or to rebalance your holdings.
     Events that shaped financial markets over the past six months also underscore the value of a long-term investment horizon. As you know, market rallies can be brief yet profound. Therefore, investors who remain on the sidelines waiting for the "right" time to invest will most likely miss ensuing rallies.
     In closing, thank you for investing in WELLS FARGO FUNDS. We appreciate your business and will continue to strive to develop a full line of mutual funds to meet your investment needs.





   Sincerely,

/s/ Michael J. Hogan

   MICHAEL J. HOGAN
   PRESIDENT,
   WELLS FARGO FUNDS

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


DISCIPLINED GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Disciplined Growth Fund (the Fund) seeks capital appreciation by investing primarily in common stocks of larger companies.
ADVISOR
   Wells Fargo Funds Management, LLC
SUB-ADVISOR
   Smith Asset Management Group, L.P.
FUND MANAGER
   Steve Smith, CFA
INCEPTION DATE
   10/15/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Institutional Class shares returned (15.55)%(1) for the six-month period ended March 31, 2001. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (18.75)%. The Fund's Institutional Class shares distributed no dividend income and $3.27 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The Fund's strong performance versus its benchmark was attributed to strong stock selection among energy and health care holdings, which returned 4.7% and 3.4% respectively. The Fund's financial services holdings also fared well. In all, these traditionally defensive sectors benefited from renewed investor interest in value-oriented stocks. Additionally, the Fund was underweight in the technology sector during a period when technology and Internet-related stocks experienced unprecedented declines.
     King Pharmaceuticals and Pepsi Bottling Group were two portfolio standouts, with shares of each company's stock rising nearly 30%. The Fund also profited from two new portfolio holdings, USA Education and Washington Mutual. In contrast, one of the Fund's least successful positions was Sun Microsystems, the world's largest manufacturer of network servers. Shares declined 50% amid concerns over slowing demand due to decreased technology spending.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Looking ahead, the Fund is structured to own attractively valued high-growth companies diversified across all economic sectors. Therefore, the Fund seeks to be well positioned within a volatile market environment where investors want reasonably priced companies posting above-average growth.



--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Institutional Class shares of the Wells Fargo Disciplined Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Performa Disciplined Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
-------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------

                                                      Excluding Sales Charge
                                             --------------------------------------
                                             6-Month*    1-Year     Since Inception
-------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                       (15.55)    (12.95)          4.23
-------------------------------------------------------------------------------------------------
   BENCHMARK
-------------------------------------------------------------------------------------------------
     S&P 500 INDEX                           (18.75)    (21.68)          7.37(3)
-------------------------------------------------------------------------------------------------


* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   FUND CHARACTERISTICS
   (AS OF MARCH 31, 2001)
-------------------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)         19.4X
-------------------------------------------------------------------
   PRICE TO BOOK RATIO                                   3.6X
-------------------------------------------------------------------
   MEDIAN MARKET CAP ($B)                                7.1
-------------------------------------------------------------------
   NUMBER OF HOLDINGS                                     41
-------------------------------------------------------------------
   PORTFOLIO TURNOVER                                     60%



   TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF MARCH 31, 2001)
---------------------------------------------------------
   CALPINE CORPORATION                       3.32%
---------------------------------------------------------
   JEFFERSON-PILOT CORPORATION               3.18%
---------------------------------------------------------
   ANHEUSER-BUSCH COMPANIES                  3.12%
---------------------------------------------------------
   KERR-MCGEE CORPORATION                    3.02%
---------------------------------------------------------
   WASHINGTON MUTUAL, INCORPORATED           2.94%
---------------------------------------------------------
   CINERGY CORPORATION                       2.90%
---------------------------------------------------------
   AMERADA HESS CORPORATION                  2.85%
---------------------------------------------------------
   PPL CORPORATION                           2.81%
---------------------------------------------------------
   INTERNATIONAL GAME                        2.79%
---------------------------------------------------------
   KOHL'S CORPORATION                        2.78%

[CHART]

   SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)
---------------------------------------------------------
Financial                                24%
Technology                               12%
Utilities                                11%
Energy                                   10%
Health Care                              10%
Consumer Non-Cyclical                     8%
Consumer Cyclical                         5%
Consumer Services                         5%
Transportation                            5%
Commercial Services                       5%
Telecommunications                        2%
Cash                                      2%
Basic Materials                           1%


[CHART]

   GROWTH OF $10,000 INVESTMENT(6)
-------------------------------------------------------------------------
WELLS FARGO DISCIPLINED GROWTH FUND - INSTITUTIONAL CLASS      S&P 500 Index
     10/15/1997                                 $10,000        $10,000
     10/31/1997                                 $ 9,300        $ 9,666
     11/30/1997                                 $ 9,520        $10,114
     12/31/1997                                 $ 9,539        $10,287
      1/31/1998                                 $ 9,359        $10,401
      2/28/1998                                 $10,120        $11,151
      3/31/1998                                 $10,580        $11,721
      4/30/1998                                 $10,750        $11,841
      5/31/1998                                 $10,450        $11,637
      6/30/1998                                 $10,750        $12,110
      7/31/1998                                 $10,510        $11,981
      8/31/1998                                 $ 8,888        $10,250
      9/30/1998                                 $ 9,349        $10,907
     10/31/1998                                 $ 9,859        $11,794
     11/30/1998                                 $10,210        $12,509
     12/31/1998                                 $11,141        $13,229
      1/31/1999                                 $11,341        $13,786
      2/28/1999                                 $10,971        $13,356
      3/31/1999                                 $11,031        $13,890
      4/30/1999                                 $11,511        $14,428
      5/31/1999                                 $11,421        $14,087
      6/30/1999                                 $11,801        $14,854
      7/31/1999                                 $11,811        $14,390
      8/31/1999                                 $11,591        $14,319
      9/30/1999                                 $11,421        $13,926
     10/31/1999                                 $11,721        $14,808
     11/30/1999                                 $11,801        $15,108
     12/31/1999                                 $12,317        $15,998
      1/31/2000                                 $11,468        $15,195
      2/29/2000                                 $11,785        $14,908
      3/31/2000                                 $13,257        $16,366
      4/30/2000                                 $13,216        $15,873
      5/31/2000                                 $12,899        $15,548
      6/30/2000                                 $13,390        $15,932
      7/31/2000                                 $13,114        $15,683
      8/31/2000                                 $14,361        $16,657
      9/30/2000                                 $13,666        $15,778
     10/31/2000                                 $13,707        $15,711
     11/30/2000                                 $12,776        $14,473
     12/31/2000                                 $13,044        $14,413
      1/31/2001                                 $13,030        $14,924
      2/28/2001                                 $12,339        $13,563
      3/31/2001                                 $11,540        $12,703


-------------------------------------------------------------------------------
   (3) The published return closest to the Fund's inception date of 10/15/97.
   (4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
   (5) Sector distribution is subject to change.
   (6) The chart compares the performance of the Wells Fargo Disciplined Growth Fund Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND


INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
   The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISORS
   Wells Capital Management Incorporated
   Peregrine Capital Management, Inc.
   Smith Asset Management Group, L.P.
   Schroder Investment Management North America Inc.

FUND MANAGER
   Collectively Managed

INCEPTION DATE
   12/31/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

     The Fund's Class A shares returned (15.69)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (18.75)%. The Fund's Class
   A shares distributed $0.16 per share in dividend income and $4.62 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The six-month period was characterized by an economic slowdown brought on by high energy prices, burdensome interest rates, weakening corporate profits and the virtual collapse of the technology sector. A strong U.S. dollar also adversely impacted the earnings of many U.S. based multinational corporations. By period-end, all equity indexes posted losses, including the Fund's five component styles, with the nation's economic malaise spreading to global markets. The Large Company style experienced the broadest decline due to its exposure to the technology and financial services sectors -- two areas hit hard by the downturn -- and investor flight from growth stocks to value stocks. The International style also posted double-digit declines, with the technology and telecommunications sectors hurting performance. Put simply, after leading the market's unprecedented ascent over a number of years, the growth style fell out of favor during the period, with investors seeking bargains through value investing.
     Small cap stocks also were more resilient to the market's decline than large cap stocks. Sector weightings in economically defensive areas, such as utilities, consumer staples and energy helped preserve returns within the Small Company Value style. Indeed, the resurgence of value-oriented stocks propelled the Russell 2000 Value Index to its widest performance margin over the Russell 2000 Growth Index in years.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     The building blocks for a turnaround in the stock market are slowly moving into place. Stocks have become relatively inexpensive compared to bonds and the prospect of additional interest rate cuts, coupled with a tax cut, should benefit equities. Equally important, the earnings outlook that has undermined the market should begin to stabilize. However, investors may experience more volatility over the near-term.
--------------------------------------------------------------------------------


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund's performance results.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The CDSC for Class C shares is 1.00%. Class B and Class C share performance including sales charges assumes the CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)

---------------------------------------------------------------------------------------------------------
                                               Including Sales Charge       Excluding Sales Charge
                                           -----------------------------  -------------------------------
                                           6-Month* 1-Year 5-Year 10-Year 6-Month* 1-Year 5-Year 10-Year
---------------------------------------------------------------------------------------------------------
   CLASS A                                 (20.53) (22.50) 11.06  12.57    (15.69) (17.77) 12.39  13.23
---------------------------------------------------------------------------------------------------------
   CLASS B                                 (19.82) (22.11) 11.28  12.39    (16.01) (18.41) 11.54  12.39
---------------------------------------------------------------------------------------------------------
   CLASS C                                 (16.78) (19.16) 11.60  12.42    (16.02) (18.42) 11.60  12.42
---------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                     (15.67) (17.76) 12.39  13.24
---------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------
     S&P 500 INDEX                                                         (18.75) (21.68) 14.18  14.42


*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   FUND CHARACTERISTICS
   (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------------------------
   BETA*                                             0.91
-------------------------------------------------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)     21.78X
-------------------------------------------------------------------------------------------------
   PRICE TO BOOK RATIO                               4.27X
-------------------------------------------------------------------------------------------------
   MEDIAN MARKET CAP ($B)                           22.78
-------------------------------------------------------------------------------------------------
   NUMBER OF HOLDINGS                                1444
-------------------------------------------------------------------------------------------------
   PORTFOLIO TURNOVER                                  22%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------------------------
   PFIZER, INCORPORATED                      2.44%
-------------------------------------------------------------------------------------------------
   MICROSOFT CORPORATION                     1.94%
-------------------------------------------------------------------------------------------------
   GENERAL ELECTRIC COMPANY                  1.58%
-------------------------------------------------------------------------------------------------
   MERCK & COMPANY, INCORPORATED             1.53%
-------------------------------------------------------------------------------------------------
   AMERICAN INTERNATIONAL GROUP              1.52%
-------------------------------------------------------------------------------------------------
   IMS HEALTH, INCORPORATED                  1.47%
-------------------------------------------------------------------------------------------------
   EXXON MOBIL CORPORATION                   1.44%
-------------------------------------------------------------------------------------------------
   HOME DEPOT, INCORPORATED                  1.44%
-------------------------------------------------------------------------------------------------
   INTEL CORPORATION                         1.38%
-------------------------------------------------------------------------------------------------
   IBM CORPORATION                           1.36%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
----------------------------------------------
Financial                               16%
Technology                              15%
International                           14%
Health Care                             11%
Consumer Cyclical                        8%
Consumer Non-Cyclical                    6%
Commercial Services                      6%
Energy                                   5%
Basic Materials                          4%
Consumer Services                        3%
Industrials                              3%
Utilities                                3%
Telecommunications                       3%
Cash                                     2%
Transportation                           1%


[CHART]

GROWTH OF $10,000 INVESTMENT(5)
-------------------------------------------------------------------------------------------------

                Wells Fargo Diversified Equity Fund - Class A   S&P 500 Index   Wells Fargo Diversified Equity Fund - Class I
      3/31/1991                                       $ 9,425         $10,000                                     $10,000
      4/30/1991                                       $ 9,406         $10,024                                     $ 9,980
      5/31/1991                                       $ 9,856         $10,456                                     $10,457
      6/30/1991                                       $ 9,343         $ 9,977                                     $ 9,912
      7/31/1991                                       $ 9,851         $10,442                                     $10,452
      8/31/1991                                       $10,119         $10,690                                     $10,736
      9/30/1991                                       $10,065         $10,511                                     $10,680
     10/31/1991                                       $10,299         $10,652                                     $10,928
     11/30/1991                                       $ 9,962         $10,223                                     $10,570
     12/31/1991                                       $11,066         $11,392                                     $11,741
      1/31/1992                                       $10,971         $11,180                                     $11,641
      2/29/1992                                       $10,989         $11,325                                     $11,659
      3/31/1992                                       $10,710         $11,104                                     $11,364
      4/30/1992                                       $10,829         $11,430                                     $11,489
      5/31/1992                                       $10,974         $11,486                                     $11,644
      6/30/1992                                       $10,670         $11,315                                     $11,321
      7/31/1992                                       $11,039         $11,778                                     $11,712
      8/31/1992                                       $10,833         $11,537                                     $11,494
      9/30/1992                                       $10,930         $11,672                                     $11,596
     10/31/1992                                       $11,003         $11,712                                     $11,675
     11/30/1992                                       $11,464         $12,111                                     $12,163
     12/31/1992                                       $11,590         $12,260                                     $12,298
      1/31/1993                                       $11,601         $12,362                                     $12,309
      2/28/1993                                       $11,516         $12,531                                     $12,219
      3/31/1993                                       $11,932         $12,795                                     $12,660
      4/30/1993                                       $11,653         $12,486                                     $12,364
      5/31/1993                                       $12,047         $12,820                                     $12,782
      6/30/1993                                       $11,989         $12,857                                     $12,720
      7/31/1993                                       $12,064         $12,806                                     $12,800
      8/31/1993                                       $12,610         $13,292                                     $13,379
      9/30/1993                                       $12,653         $13,190                                     $13,425
     10/31/1993                                       $12,860         $13,463                                     $13,645
     11/30/1993                                       $12,587         $13,334                                     $13,355
     12/31/1993                                       $12,997         $13,495                                     $13,790
      1/31/1994                                       $13,435         $13,954                                     $14,255
      2/28/1994                                       $13,165         $13,576                                     $13,968
      3/31/1994                                       $12,564         $12,984                                     $13,331
      4/30/1994                                       $12,702         $13,150                                     $13,477
      5/31/1994                                       $12,816         $13,366                                     $13,598
      6/30/1994                                       $12,402         $13,038                                     $13,159
      7/31/1994                                       $12,809         $13,467                                     $13,591
      8/31/1994                                       $13,448         $14,019                                     $14,254
      9/30/1994                                       $13,194         $13,676                                     $13,999
     10/31/1994                                       $13,434         $13,983                                     $14,254
     11/30/1994                                       $12,932         $13,474                                     $13,721
     12/31/1994                                       $13,105         $13,674                                     $13,904
      1/31/1995                                       $13,249         $14,028                                     $14,057
      2/28/1995                                       $13,661         $14,574                                     $14,494
      3/31/1995                                       $14,103         $15,004                                     $14,964
      4/30/1995                                       $14,480         $15,445                                     $15,363
      5/31/1995                                       $14,928         $16,061                                     $15,839
      6/30/1995                                       $15,395         $16,434                                     $16,334
      7/31/1995                                       $16,070         $16,979                                     $17,051
      8/31/1995                                       $16,124         $17,021                                     $17,108
      9/30/1995                                       $16,746         $17,739                                     $17,768
     10/31/1995                                       $16,459         $17,676                                     $17,463
     11/30/1995                                       $17,015         $18,451                                     $18,053
     12/31/1995                                       $17,159         $18,806                                     $18,206
      1/31/1996                                       $17,649         $19,446                                     $18,725
      2/29/1996                                       $17,979         $19,627                                     $19,076
      3/31/1996                                       $18,218         $19,815                                     $19,329
      4/30/1996                                       $18,728         $20,106                                     $19,870
      5/31/1996                                       $19,160         $20,623                                     $20,323
      6/30/1996                                       $19,092         $20,701                                     $20,256
      7/31/1996                                       $18,164         $19,786                                     $19,272
      8/31/1996                                       $18,534         $20,204                                     $19,664
      9/30/1996                                       $19,524         $21,339                                     $20,715
     10/31/1996                                       $19,656         $21,928                                     $20,855
     11/30/1996                                       $20,891         $23,584                                     $22,165
     12/31/1996                                       $20,672         $23,117                                     $21,926
      1/31/1997                                       $21,673         $24,559                                     $22,995
      2/28/1997                                       $21,666         $24,753                                     $22,988
      3/31/1997                                       $20,786         $23,739                                     $22,054
      4/30/1997                                       $21,660         $25,153                                     $22,981
      5/31/1997                                       $23,137         $26,690                                     $24,541
      6/30/1997                                       $24,220         $27,878                                     $25,691
      7/31/1997                                       $25,893         $30,094                                     $27,473
      8/31/1997                                       $24,569         $28,409                                     $26,068
      9/30/1997                                       $26,020         $29,963                                     $27,607
     10/31/1997                                       $24,962         $28,962                                     $26,484
     11/30/1997                                       $25,621         $30,303                                     $27,177
     12/31/1997                                       $25,980         $30,824                                     $27,565
      1/31/1998                                       $26,278         $31,163                                     $27,881
      2/28/1998                                       $28,134         $33,410                                     $29,851
      3/31/1998                                       $29,367         $35,121                                     $31,152
      4/30/1998                                       $29,801         $35,479                                     $31,612
      5/31/1998                                       $29,171         $34,869                                     $30,950
      6/30/1998                                       $30,106         $36,285                                     $31,942
      7/31/1998                                       $29,584         $35,900                                     $31,389
      8/31/1998                                       $25,221         $30,712                                     $26,760
      9/30/1998                                       $26,515         $32,681                                     $28,133
     10/31/1998                                       $28,290         $35,338                                     $30,016
     11/30/1998                                       $29,970         $37,480                                     $31,799
     12/31/1998                                       $31,788         $39,638                                     $33,727
      1/31/1999                                       $32,706         $41,307                                     $34,694
      2/28/1999                                       $31,760         $40,018                                     $33,697
      3/31/1999                                       $32,887         $41,619                                     $34,893
      4/30/1999                                       $34,111         $43,230                                     $36,193
      5/31/1999                                       $33,569         $42,210                                     $35,617
      6/30/1999                                       $35,405         $44,506                                     $37,566
      7/31/1999                                       $34,675         $43,116                                     $36,790
      8/31/1999                                       $34,292         $42,903                                     $36,384
      9/30/1999                                       $33,402         $41,727                                     $35,432
     10/31/1999                                       $35,023         $44,368                                     $37,152
     11/30/1999                                       $36,032         $45,269                                     $38,230
     12/31/1999                                       $38,287         $47,935                                     $40,623
      1/31/2000                                       $36,655         $45,529                                     $38,884
      2/29/2000                                       $36,648         $44,668                                     $38,877
      3/31/2000                                       $39,727         $49,037                                     $42,143
      4/30/2000                                       $38,771         $47,561                                     $41,130
      5/31/2000                                       $37,904         $46,586                                     $40,217
      6/30/2000                                       $38,955         $47,737                                     $41,324
      7/31/2000                                       $38,367         $46,992                                     $40,701
      8/31/2000                                       $40,461         $49,910                                     $42,930
      9/30/2000                                       $38,742         $47,275                                     $41,098
     10/31/2000                                       $38,816         $47,076                                     $41,176
     11/30/2000                                       $36,435         $43,367                                     $38,658
     12/31/2000                                       $37,564         $43,185                                     $39,849
      1/31/2001                                       $38,172         $44,718                                     $40,493
      2/28/2001                                       $35,111         $40,639                                     $37,254
      3/31/2001                                       $32,665         $38,063                                     $34,659


-------------------------------------------------------------------------------
   (2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
   (3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
   (4) Sector distribution is subject to change.
   (5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

   The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISORS

   Wells Capital Management Incorporated
   Smith Asset Management Group, L.P.
   Peregrine Capital Management, Inc.

FUND MANAGER

   Collectively Managed

INCEPTION DATE

   12/31/97

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

     The Fund's Class A shares returned (6.05)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund outperformed its benchmark, the Russell 2000 Index(2), which returned (12.96)% during the period. The Fund distributed $0.66 in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Amid an economic downturn that triggered double-digit losses in all major stock indexes, the Fund's diversified small cap holdings coupled with strong stock selection enabled it to significantly outperform the Russell 2000 Index. The Fund's Small Company Value style and Small Cap Value style contributed to the Fund's relatively strong performance and helped to offset weakness in the Small Company Growth style.

     Indeed, growth investing fell out of favor during the period, with investors shifting assets to value stocks. More specifically, the Russell 2000 Growth Index fell 20% during the fourth quarter of 2000, underperforming its value counterpart by 28% -- the widest margin since 1979. In the first quarter of 2001, value outperformed growth by 16%. Growth-oriented technology stocks accounted for much of this performance gap, with technology stock prices plummeting over the past six months. Even technology companies with promising growth prospects were abandoned during this tumultuous period.

     The Small Cap Value style enjoyed a boost from its consumer staples and cyclicals holdings -- which rose 29% and 12% respectively -- while avoiding technology and Internet stocks. The Small Company Value style posted a positive return in the first quarter of 2001, thanks to large sector weightings in economically defensive areas. Opportunistic allocations to stocks that were oversold in the fourth quarter of 2000 also contributed to performance, as did the Fund's utility and energy holdings.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------


     The Fund's slight value orientation should continue to boost returns. In general, a more favorable climate is anticipated for equities due to lower interest rates along with the realization that many quality growth stocks in many sectors are currently undervalued.
-------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 6, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
------------------------------------------------------------------------------------------------
                                       Including Sales Charge         Excluding Sales Charge
                                  ------------------------------ -------------------------------
                                                         Since                           Since
                                  6-Month*    1-Year   Inception   6-Month*    1-Year    Inception
   CLASS A                           (11.45)     (8.10)    (0.40)    (6.05)     (2.50)      1.43
   CLASS B                           (10.81)     (7.79)    (0.15)    (6.42)     (3.25)      0.73
   INSTITUTIONAL CLASS                                               (5.95)     (2.27)      1.56
   BENCHMARK
     RUSSELL 2000 INDEX                                             (12.96)    (15.33)    2.15(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   FUND CHARACTERISTICS
   (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)                  15.48x
   PRICE TO BOOK RATIO                                            2.01x
   MEDIAN MARKET CAP. ($B)                                        0.83
   NUMBER OF HOLDINGS                                              781
   PORTFOLIO TURNOVER                                              56%

   TEN LARGEST EQUITY HOLDINGS(4)
   (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   AMERICREDIT CORPORATION                   1.12%
   CONSTELLATION BRANDS, INCORPORATED        0.97%
   D.R. HORTON, INCORPORATED                 0.96%
   HENRY SCHEIN, INCORPORATED                0.91%
   JACK IN THE BOX, INCORPORATED             0.90%
   NVR, INCORPORATED                         0.88%
   VINTAGE PETROLEUM, INCORPORATED           0.87%
   ALLETE                                    0.87%
   GENESCO, INCORPORATED                     0.82%
   BERKLEY (WR) CORPORATION                  0.80%

[CHART]

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
Financial                         15%
Consumer Cyclical                 14%
Health Care                       13%
Technology                        11%
Cash                               8%
Basic Materials                    6%
Energy                             6%
Consumer Services                  6%
Utilities                          5%
Transportation                     4%
Commercial Services                4%
Consumer Non-Cyclical              4%
Industrials                        3%
Telecommunications                 1%

[CHART]


   GROWTH OF $10,000 INVESTMENT(6)
-------------------------------------------------------------------------------
                   Wells Fargo Diversified      Russell 2000 Index     Wells Fargo Diversified
                   Small Cap Fund - Class  A                           Small Cap Fund - Class I
     12/31/1997              $9,425                $10,000                     $10,000
      1/31/1998              $9,312                 $9,842                      $9,880
      2/28/1998             $10,075                $10,569                     $10,690
      3/31/1998             $10,527                $11,005                     $11,170
      4/30/1998             $10,574                $11,065                     $11,220
      5/31/1998              $9,915                $10,469                     $10,520
      6/30/1998              $9,849                $10,491                     $10,450
      7/31/1998              $9,104                 $9,641                      $9,660
      8/31/1998              $7,163                 $7,769                      $7,600
      9/30/1998              $7,512                 $8,377                      $7,970
     10/31/1998              $7,853                 $8,719                      $8,320
     11/30/1998              $8,253                 $9,176                      $8,750
     12/31/1998              $8,619                 $9,744                      $9,140
      1/31/1999              $8,530                 $9,873                      $9,040
      2/28/1999              $7,782                 $9,074                      $8,260
      3/31/1999              $7,684                 $9,215                      $8,150
      4/30/1999              $8,218                $10,041                      $8,720
      5/29/1999              $8,476                $10,187                      $8,990
      6/30/1999              $8,948                $10,648                      $9,500
      7/31/1999              $8,895                $10,356                      $9,450
      8/31/1999              $8,547                 $9,973                      $9,070
      9/30/1999              $8,494                 $9,975                      $9,020
     10/31/1999              $8,485                $10,016                      $9,020
     11/30/1999              $8,823                $10,614                      $9,370
     12/31/1999              $9,447                $11,815                     $10,040
      1/31/2000              $9,010                $11,625                      $9,570
      2/29/2000              $9,785                $13,544                     $10,400
      3/31/2000             $10,123                $12,652                     $10,760
      4/30/2000             $10,061                $11,890                     $10,690
      5/31/2000              $9,732                $11,197                     $10,350
      6/30/2000             $10,168                $12,173                     $10,810
      7/31/2000              $9,892                $11,781                     $10,520
      8/31/2000             $10,756                $12,680                     $11,440
      9/30/2000             $10,506                $12,307                     $11,180
     10/31/2000             $10,417                $11,759                     $11,090
     11/30/2000              $9,562                $10,551                     $10,180
     12/31/2000             $10,532                $11,457                     $11,219
      1/31/2001             $10,777                $12,054                     $11,475
      2/28/2001             $10,343                $11,260                     $11,016
      3/31/2001              $9,871                $10,709                     $10,516

-------------------------------------------------------------------------------

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of 12/31/97.

(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(5) Sector distribution is subject to change.

(6) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

EQUITY INCOME FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

   The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGERS

   Dave Roberts, CFA
   Gary Dunn, CFA

INCEPTION DATE

   03/31/89

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Class A shares returned (4.61)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Russell 1000 Value Index(2), which returned (2.47)%. The Fund's Class A shares distributed $0.16 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     When selecting investments, the Fund looks for high-quality companies trading at exceptional valuations -- and with above average growth prospects -- while avoiding companies believed to be more cyclical with limited growth abilities. During the period, this strategy hurt the Fund's performance relative to its benchmark. In fact, cyclicals proved to be the best performing group, while reasonably valued, growth-oriented stocks experienced setbacks.

     For example, the Fund owns numerous value-oriented companies with a history of steady, above-average earnings and dividend growth -- including Emerson Electric, Tyco International, Proctor & Gamble, St. Paul Companies, American Express and Johnson and Johnson -- all of which declined in value despite expectations for strong earnings growth. In addition, a strong U.S. dollar negatively affected other quality holdings, such as 3M, Aegon, DuPont and McDonalds.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     The Fund anticipates a continued shift away from technology stocks to old economy, defensive growth stocks. A slowing economy may also benefit the Fund's relative performance due to positions in defensive sectors, including consumer staples, health care, energy and utilities.
-------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
-------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------

                                               Including Sales Charge         Excluding Sales Charge
                                           ------------------------------ ------------------------------
                                           6-Month* 1-Year 5-Year 10-Year 6-Month* 1-Year 5-Year 10-Year
   CLASS A                                 (10.09)   (9.07)  10.34   12.33   (4.61)  (3.53) 11.66  12.99
   CLASS B                                  (9.74)   (8.84)  10.54   12.15   (4.99)  (4.28) 10.81  12.15
   CLASS C                                  (5.91)   (5.15)  10.80   12.15   (4.96)  (4.24) 10.80  12.15
   INSTITUTIONAL CLASS                                                       (4.48)  (3.30) 11.73  13.03
   BENCHMARKS
     S&P 500 INDEX                                                          (18.75) (21.68) 14.18  14.42
     RUSSELL 1000 VALUE INDEX                                                (2.47)   0.27  14.25  15.21

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS
 (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   BETA*                                       0.69
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)  17.9x
   PRICE TO BOOK RATIO                         3.4x
   MEDIAN MARKET CAP ($B)                     41.2
   NUMBER OF HOLDINGS                           46
   PORTFOLIO TURNOVER                            2%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
  THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   PEPSICO                                   4.48%
   ST. PAUL COMPANIES, INCORPORATED          4.25%
   IBM CORPORATION                           3.79%
   J P MORGAN CHASE & COMPANY                3.51%
   AMERICAN GENERAL CORPORATION              3.26%
   TXU CORPORATION                           3.13%
   EXXON MOBIL CORPORATION                   3.07%
   AMERICAN HOME PRODUCTS                    3.05%
   FORTUNE BRANDS, INCORPORATED              2.99%
   TARGET CORPORATION                        2.89%

[CHART]


SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
Financial                         18%
Consumer Non-Cyclical             14%
Health Care                       11%
Technology                        11%
Energy                             8%
Basic Materials                    7%
Consumer Cyclical                  7%
Industrials                        6%
Consumer Services                  4%
Utilities                          4%
Telecommunications                 4%
Commercial Services                4%
Cash                               2%

[CHART]


   GROWTH OF $10,000 INVESTMENT(5)
--------------------------------------------------------------------------------------------------------
                 Wells Fargo Equity                           Russell 1000          Wells Fargo Equity
                Income Fund - Class A    S&P 500 Index          Value Index        Income Fund - Class I
      3/31/1991      $9,425                  $10,000                 $10,000              $10,000
      4/30/1991      $9,454                  $10,024                 $10,073              $10,031
      5/31/1991      $9,832                  $10,456                 $10,448              $10,432
      6/30/1991      $9,376                   $9,977                 $10,008               $9,948
      7/31/1991      $9,698                  $10,442                 $10,426              $10,290
      8/31/1991      $9,970                  $10,690                 $10,615              $10,578
      9/30/1991      $9,840                  $10,511                 $10,535              $10,440
     10/31/1991      $9,938                  $10,652                 $10,710              $10,544
     11/30/1991      $9,587                  $10,223                 $10,161              $10,172
     12/31/1991     $10,632                  $11,392                 $11,012              $11,281
      1/31/1992     $10,345                  $11,180                 $11,031              $10,976
      2/29/1992     $10,420                  $11,325                 $11,301              $11,056
      3/31/1992     $10,374                  $11,104                 $11,136              $11,007
      4/30/1992     $10,709                  $11,430                 $11,617              $11,363
      5/31/1992     $10,712                  $11,486                 $11,674              $11,365
      6/30/1992     $10,546                  $11,315                 $11,603              $11,189
      7/31/1992     $11,058                  $11,778                 $12,025              $11,732
      8/31/1992     $10,806                  $11,537                 $11,656              $11,465
      9/30/1992     $10,897                  $11,672                 $11,817              $11,561
     10/31/1992     $10,839                  $11,712                 $11,828              $11,500
     11/30/1992     $11,149                  $12,111                 $12,216              $11,829
     12/31/1992     $11,218                  $12,260                 $12,509              $11,902
      1/31/1993     $11,130                  $12,362                 $12,872              $11,809
      2/28/1993     $11,316                  $12,531                 $13,321              $12,006
      3/31/1993     $11,682                  $12,795                 $13,714              $12,395
      4/30/1993     $11,517                  $12,486                 $13,538              $12,220
      5/31/1993     $11,850                  $12,820                 $13,810              $12,573
      6/30/1993     $11,767                  $12,857                 $14,117              $12,485
      7/31/1993     $11,749                  $12,806                 $14,272              $12,466
      8/31/1993     $12,217                  $13,292                 $14,787              $12,963
      9/30/1993     $12,094                  $13,190                 $14,813              $12,832
     10/31/1993     $12,158                  $13,463                 $14,801              $12,900
     11/30/1993     $11,990                  $13,334                 $14,493              $12,722
     12/31/1993     $12,074                  $13,495                 $14,770              $12,810
      1/31/1994     $12,401                  $13,954                 $15,325              $13,157
      2/28/1994     $12,030                  $13,576                 $14,802              $12,764
      3/31/1994     $11,527                  $12,984                 $14,250              $12,230
      4/30/1994     $11,690                  $13,150                 $14,524              $12,404
      5/31/1994     $11,991                  $13,366                 $14,692              $12,723
      6/30/1994     $11,706                  $13,038                 $14,340              $12,420
      7/31/1994     $12,033                  $13,467                 $14,786              $12,767
      8/31/1994     $12,816                  $14,019                 $15,212              $13,598
      9/30/1994     $12,605                  $13,676                 $14,708              $13,374
     10/31/1994     $12,853                  $13,983                 $14,912              $13,637
     11/30/1994     $12,479                  $13,474                 $14,312              $13,241
     12/31/1994     $12,634                  $13,674                 $14,478              $13,405
      1/31/1995     $13,005                  $14,028                 $14,923              $13,799
      2/28/1995     $13,565                  $14,574                 $15,514              $14,393
      3/31/1995     $13,929                  $15,004                 $15,856              $14,779
      4/28/1995     $14,354                  $15,445                 $16,357              $15,229
      5/31/1995     $14,900                  $16,061                 $17,044              $15,809
      6/30/1995     $15,001                  $16,434                 $17,274              $15,916
      7/31/1995     $15,385                  $16,979                 $17,875              $16,324
      8/31/1995     $15,459                  $17,021                 $18,127              $16,403
      9/29/1995     $16,268                  $17,739                 $18,783              $17,261
     10/31/1995     $16,194                  $17,676                 $18,597              $17,182
     11/30/1995     $17,077                  $18,451                 $19,538              $18,119
     12/29/1995     $17,490                  $18,806                 $20,029              $18,557
      1/31/1996     $18,107                  $19,446                 $20,654              $19,212
      2/29/1996     $18,210                  $19,627                 $20,811              $19,321
      3/31/1996     $18,423                  $19,815                 $21,164              $19,547
      4/30/1996     $18,688                  $20,106                 $21,245              $19,828
      5/31/1996     $19,132                  $20,623                 $21,510              $20,300
      6/30/1996     $19,341                  $20,701                 $21,527              $20,513
      7/31/1996     $18,567                  $19,786                 $20,714              $19,700
      8/31/1996     $18,818                  $20,204                 $21,306              $19,966
      9/30/1996     $19,648                  $21,339                 $22,154              $20,847
     10/31/1996     $20,019                  $21,928                 $23,012              $21,240
     11/30/1996     $21,426                  $23,584                 $24,680              $22,741
     12/31/1996     $21,030                  $23,117                 $24,364              $22,314
      1/31/1997     $22,070                  $24,559                 $25,546              $23,409
      2/28/1997     $22,386                  $24,753                 $25,921              $23,752
      3/31/1997     $21,681                  $23,739                 $24,988              $23,004
      4/30/1997     $22,380                  $25,153                 $26,037              $23,746
      5/31/1997     $23,419                  $26,690                 $27,493              $24,848
      6/30/1997     $24,420                  $27,878                 $28,672              $25,903
      7/31/1997     $26,037                  $30,094                 $30,829              $27,618
      8/31/1997     $24,776                  $28,409                 $29,731              $26,280
      9/30/1997     $26,030                  $29,963                 $31,527              $27,619
     10/31/1997     $25,223                  $28,962                 $30,647              $26,762
     11/30/1997     $26,426                  $30,303                 $32,002              $28,039
     12/31/1997     $26,933                  $30,824                 $32,936              $28,569
      1/31/1998     $26,970                  $31,163                 $32,469              $28,616
      2/28/1998     $28,778                  $33,410                 $34,654              $30,534
      3/31/1998     $30,293                  $35,121                 $36,775              $32,142
      4/30/1998     $30,571                  $35,479                 $37,021              $32,429
      5/31/1998     $30,125                  $34,869                 $36,473              $31,956
      6/30/1998     $30,604                  $36,285                 $36,940              $32,464
      7/31/1998     $29,731                  $35,900                 $36,290              $31,545
      8/31/1998     $25,997                  $30,712                 $30,890              $27,576
      9/30/1998     $27,430                  $32,681                 $32,663              $29,104
     10/31/1998     $29,381                  $35,338                 $35,194              $31,166
     11/30/1998     $30,761                  $37,480                 $36,834              $32,631
     12/31/1998     $31,732                  $39,638                 $38,087              $33,669
      1/31/1999     $31,643                  $41,307                 $38,391              $33,574
      2/28/1999     $31,717                  $40,018                 $37,850              $33,645
      3/31/1999     $32,956                  $41,619                 $38,634              $34,959
      4/30/1999     $34,656                  $43,230                 $42,242              $36,771
      5/29/1999     $34,566                  $42,210                 $41,777              $36,668
      6/30/1999     $35,983                  $44,506                 $42,989              $38,179
      7/31/1999     $35,026                  $43,116                 $41,729              $37,164
      8/31/1999     $34,443                  $42,903                 $40,181              $36,537
      9/30/1999     $33,128                  $41,727                 $38,779              $35,142
     10/31/1999     $34,043                  $44,368                 $41,012              $36,112
     11/30/1999     $34,298                  $45,269                 $40,693              $36,392
     12/31/1999     $34,355                  $47,935                 $40,888              $36,457
      1/31/2000     $32,623                  $45,529                 $39,555              $34,627
      2/29/2000     $30,129                  $44,668                 $36,616              $31,988
      3/31/2000     $33,140                  $49,037                 $41,083              $35,197
      4/30/2000     $32,978                  $47,561                 $40,607              $35,033
      5/31/2000     $33,519                  $46,586                 $41,033              $35,607
      6/30/2000     $32,734                  $47,737                 $39,158              $34,779
      7/31/2000     $32,076                  $46,992                 $39,647              $34,089
      8/31/2000     $33,876                  $49,910                 $41,852              $36,010
      9/30/2000     $33,515                  $47,275                 $42,237              $35,632
     10/31/2000     $34,408                  $47,076                 $43,276              $36,590
     11/30/2000     $33,199                  $43,367                 $41,670              $35,312
     12/31/2000     $34,920                  $43,185                 $43,758              $37,150
      1/31/2001     $34,895                  $44,718                 $43,924              $37,133
      2/28/2001     $33,870                  $40,639                 $42,703              $36,051
      3/31/2001     $31,972                  $38,063                 $41,196              $34,035

-------------------------------------------------------------------------------

(2) The Russell 1000 Value Index measures the performance of those
Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Income
Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


EQUITY INDEX FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

   The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGERS

   Dave Sylvester
   Laurie White

INCEPTION DATE

   01/25/84

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

The Fund's Class A shares returned (18.94)%(2) for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index, which returned (18.75)% during the period. The Fund's Class A shares distributed $0.35 per share in dividend income and $9.42 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

The six-month period was a time of dramatic market volatility. Many factors negatively affected financial markets, including uncertainty regarding the outcome of the presidential elections, an accelerating economic downturn, corporate earnings disappointments and high oil prices.

As in the past, investors reacted to uncertain financial markets by retreating to traditionally defensive sectors, including consumer staples and pharmaceuticals. Both sectors performed relatively well in this environment. Financial stocks, which also represented a significant portion of the portfolio holdings, also rallied. Yet the Fund's overall performance reflected the S&P 500 Index's broad exposure to technology stocks.

As always, the passively managed Fund bought and sold stocks only to reflect corresponding changes in the S&P 500 Index.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------

Looking ahead, a more favorable environment for stocks is anticipated. Declining interest rates should help to improve corporate profits and lift financial markets. The Fund remains cautiously optimistic about the outlook for equities. The building blocks for a turnaround in the stock market -- including lower interest rates, more realistic stock valuations and stronger company fundamentals -- are currently moving into place. This should help stimulate a gradual market recovery later in the year.

-------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class A shares of the Fund prior to January 1, 1992, reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance, including sales charges, assumes the maximum CDSC for the corresponding time period.

PERFORMANCE HIGHLIGHTS                                             STOCK FUNDS
-------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------

                                               Including Sales Charge         Excluding Sales Charge
                                           ------------------------------ -------------------------------
                                           6-Month* 1-Year 5-Year 10-Year 6-Month* 1-Year 5-Year 10-Year
   CLASS A                                 (23.60)  (26.56)  11.90   12.69  (18.94) (22.08) 13.23  13.36
   CLASS B                                 (22.81)  (26.08)  12.18   12.65  (19.24) (22.66) 12.43  12.65
   BENCHMARK
   S&P 500 INDEX                                                            (18.75) (21.68) 14.18  14.42

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  FUND CHARACTERISTICS
 (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   BETA*                                    1.00
   PRICE TO EARNINGS RATIO
    (TRAILING 12 MONTHS )                  23.80x
   PRICE TO BOOK RATIO                      3.87x
   MEDIAN MARKET CAP. ($B)                  8.97
   5 YEAR EARNINGS GROWTH (HISTORIC)       15.20%
   NUMBER OF HOLDINGS                        505
   PORTFOLIO TURNOVER                          2%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
  THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   GENERAL ELECTRIC COMPANY                  3.85%
   MICROSOFT CORPORATION                     2.71%
   EXXON MOBIL CORPORATION                   2.61%
   PFIZER, INCORPORATED                      2.40%
   CITIGROUP, INCORPORATED                   2.10%
   WAL-MART STORES, INCORPORATED             2.09%
   AMERICAN INTERNATIONAL GROUP              1.74%
   INTEL CORPORATION                         1.64%
   MERCK & COMPANY, INCORPORATED             1.62%
   AOL TIME WARNER, INCORPORATED             1.61%

[CHART]


SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
Technology                        19%
Financial                         19%
Health Care                       12%
Energy                             7%
Consumer Non-Cyclical              7%
Consumer Cyclical                  7%
Telecommunications                 6%
Consumer Services                  5%
Basic Materials                    4%
Cash                               4%
Industrials                        3%
Utilities                          3%
Commercial Services                3%
Transportation                     1%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)
------------------------------------------------------------------------------------------------
                             Wells Fargo Equity                             Wells Fargo Equity
                            Index Fund - Class A     S&P 500 Index         Index Fund - Class O
      3/31/1991                    $9,425               $10,000                 $10,000
      4/30/1991                    $9,439               $10,024                 $10,018
      5/31/1991                    $9,825               $10,456                 $10,429
      6/30/1991                    $9,376                $9,977                  $9,956
      7/31/1991                    $9,800               $10,442                 $10,407
      8/31/1991                   $10,021               $10,690                 $10,641
      9/30/1991                    $9,849               $10,511                 $10,462
     10/31/1991                    $9,972               $10,652                 $10,593
     11/30/1991                    $9,569               $10,223                 $10,168
     12/31/1991                   $10,645               $11,392                 $11,311
      1/31/1992                   $10,438               $11,180                 $11,095
      2/29/1992                   $10,564               $11,325                 $11,231
      3/31/1992                   $10,353               $11,104                 $11,007
      4/30/1992                   $10,646               $11,430                 $11,320
      5/31/1992                   $10,688               $11,486                 $11,367
      6/30/1992                   $10,524               $11,315                 $11,192
      7/31/1992                   $10,942               $11,778                 $11,640
      8/31/1992                   $10,712               $11,537                 $11,396
      9/30/1992                   $10,828               $11,672                 $11,521
     10/31/1992                   $10,856               $11,712                 $11,555
     11/30/1992                   $11,216               $12,111                 $11,938
     12/31/1992                   $11,347               $12,260                 $12,078
      1/31/1993                   $11,430               $12,362                 $12,169
      2/28/1993                   $11,578               $12,531                 $12,327
      3/31/1993                   $11,809               $12,795                 $12,577
      4/30/1993                   $11,519               $12,486                 $12,270
      5/31/1993                   $11,813               $12,820                 $12,585
      6/30/1993                   $11,838               $12,857                 $12,610
      7/31/1993                   $11,779               $12,806                 $12,549
      8/31/1993                   $12,213               $13,292                 $13,014
      9/30/1993                   $12,111               $13,190                 $12,907
     10/31/1993                   $12,349               $13,463                 $13,164
     11/30/1993                   $12,221               $13,334                 $13,030
     12/31/1993                   $12,357               $13,495                 $13,172
      1/31/1994                   $12,766               $13,954                 $13,610
      2/28/1994                   $12,414               $13,576                 $13,235
      3/31/1994                   $11,866               $12,984                 $12,651
      4/30/1994                   $12,009               $13,150                 $12,808
      5/31/1994                   $12,193               $13,366                 $13,005
      6/30/1994                   $11,890               $13,038                 $12,684
      7/31/1994                   $12,268               $13,467                 $13,091
      8/31/1994                   $12,756               $14,019                 $13,612
      9/30/1994                   $12,439               $13,676                 $13,277
     10/31/1994                   $12,705               $13,983                 $13,563
     11/30/1994                   $12,238               $13,474                 $13,063
     12/31/1994                   $12,409               $13,674                 $13,238
      1/31/1995                   $12,717               $14,028                 $13,571
      2/28/1995                   $13,203               $14,574                 $14,090
      3/31/1995                   $13,579               $15,004                 $14,495
      4/28/1995                   $13,963               $15,445                 $14,904
      5/31/1995                   $14,507               $16,061                 $15,487
      6/30/1995                   $14,828               $16,434                 $15,830
      7/31/1995                   $15,306               $16,979                 $16,345
      8/31/1995                   $15,334               $17,021                 $16,379
      9/29/1995                   $15,961               $17,739                 $17,049
     10/31/1995                   $15,897               $17,676                 $16,983
     11/30/1995                   $16,572               $18,451                 $17,708
     12/29/1995                   $16,875               $18,806                 $18,034
      1/31/1996                   $17,433               $19,446                 $18,632
      2/29/1996                   $17,584               $19,627                 $18,798
      3/31/1996                   $17,739               $19,815                 $18,964
      4/30/1996                   $17,984               $20,106                 $19,232
      5/31/1996                   $18,425               $20,623                 $19,705
      6/30/1996                   $18,482               $20,701                 $19,768
      7/31/1996                   $17,654               $19,786                 $18,889
      8/31/1996                   $18,006               $20,204                 $19,269
      9/30/1996                   $19,002               $21,339                 $20,332
     10/31/1996                   $19,508               $21,928                 $20,880
     11/30/1996                   $20,954               $23,584                 $22,431
     12/31/1996                   $20,530               $23,117                 $21,978
      1/31/1997                   $21,782               $24,559                 $23,322
      2/28/1997                   $21,934               $24,753                 $23,490
      3/31/1997                   $21,021               $23,739                 $22,516
      4/30/1997                   $22,255               $25,153                 $23,841
      5/31/1997                   $23,586               $26,690                 $25,268
      6/30/1997                   $24,633               $27,878                 $26,395
      7/31/1997                   $26,544               $30,094                 $28,449
      8/31/1997                   $25,045               $28,409                 $26,846
      9/30/1997                   $26,389               $29,963                 $28,292
     10/31/1997                   $25,492               $28,962                 $27,334
     11/30/1997                   $26,640               $30,303                 $28,571
     12/31/1997                   $27,077               $30,824                 $29,042
      1/31/1998                   $27,361               $31,163                 $29,351
      2/28/1998                   $29,315               $33,410                 $31,451
      3/31/1998                   $30,793               $35,121                 $33,041
      4/30/1998                   $31,086               $35,479                 $33,360
      5/31/1998                   $30,530               $34,869                 $32,772
      6/30/1998                   $31,768               $36,285                 $34,103
      7/31/1998                   $31,413               $35,900                 $33,728
      8/31/1998                   $26,865               $30,712                 $28,848
      9/30/1998                   $28,570               $32,681                 $30,684
     10/31/1998                   $30,849               $35,338                 $33,137
     11/30/1998                   $32,702               $37,480                 $35,135
     12/31/1998                   $34,570               $39,638                 $37,145
      1/31/1999                   $35,986               $41,307                 $38,673
      2/28/1999                   $34,851               $40,018                 $37,533
      3/31/1999                   $36,220               $41,619                 $38,941
      4/30/1999                   $37,602               $43,230                 $40,439
      5/29/1999                   $36,691               $42,210                 $39,477
      6/30/1999                   $38,695               $44,506                 $41,638
      7/31/1999                   $37,473               $43,116                 $40,334
      8/31/1999                   $37,269               $42,903                 $40,131
      9/30/1999                   $36,231               $41,727                 $39,035
     10/31/1999                   $38,508               $44,368                 $41,505
     11/30/1999                   $39,250               $45,269                 $42,318
     12/31/1999                   $41,524               $47,935                 $44,764
      1/31/2000                   $39,414               $45,529                 $42,511
      2/29/2000                   $38,648               $44,668                 $41,713
      3/31/2000                   $42,377               $49,037                 $45,768
      4/30/2000                   $41,076               $47,561                 $44,373
      5/31/2000                   $40,209               $46,586                 $43,452
      6/30/2000                   $41,168               $47,737                 $44,507
      7/31/2000                   $40,536               $46,992                 $43,833
      8/31/2000                   $43,023               $49,910                 $46,529
      9/30/2000                   $40,734               $47,275                 $44,059
     10/31/2000                   $40,536               $47,076                 $43,828
     11/30/2000                   $37,323               $43,367                 $40,360
     12/31/2000                   $37,490               $43,185                 $40,548
      1/31/2001                   $38,796               $44,718                 $41,988
      2/28/2001                   $35,275               $40,639                 $38,189
      3/31/2001                   $33,021               $38,063                 $35,755

-------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares since inception with the S&P 500 Index. The chart assumes hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

EQUITY VALUE FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
   The Wells Fargo Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGERS

   Allan White
   Gregg Giboney, CFA

INCEPTION DATE

   07/02/90

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Class A shares returned (7.49)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (18.75)%. The Fund's Class A shares distributed no dividend income and $1.83 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Amid a dramatic downturn in the stock market over the past six months, the Fund benefited from investor preference for high quality, value-oriented stocks. The Fund's utility and energy holdings were portfolio standouts, with shares of Southern Energy, Reliant Energy and Duke increasing in value due to higher wholesale power prices. On the negative side, weakness in technology spending and the ensuing inventory buildup hurt the Fund's holdings in Molex, Agilent, Philips Electronics, IBM, Cypress Semiconductor and Compaq Computer. The financial sector -- which also represents a significant component of portfolio holdings -- was negatively affected by declining brokerage and investment banking volumes.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Relative to large cap stocks, the Fund's holdings appear to be positioned among companies that it anticipates will perform well in uncertain economic conditions. The likelihood of continued monetary support in the form of falling interest rates, plus the prospect of a significant tax cut should also boost financial markets, and bode well for the Fund.
-------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Value Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Equity Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Value Fund. Performance shown for the Class B shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                             STOCK FUNDS
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------


                                       Including Sales Charge         Excluding Sales Charge
                                   ------------------------------ ------------------------------
                                   6-Month* 1-Year 5-Year 10-Year 6-Month* 1-Year 5-Year 10-Year
   CLASS A                          (12.78) (10.35)  7.74   10.82   (7.49)  (4.89)  9.02  11.48
   CLASS B                          (11.48)  (9.71)  8.10   10.75   (7.86)  (5.64) (8.33) 10.75
   CLASS C                           (8.58)  (6.45)  8.32   10.75   (7.78)  (5.64)  8.32  10.75
   INSTITUTIONAL CLASS                                              (7.43)  (4.75)  9.17  11.60
   BENCHMARK
     S&P 500 INDEX                                                 (18.75) (21.68) 14.18  14.42
     RUSSELL 1000 VALUE INDEX                                       (2.47)   0.27  14.25  15.21

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS
  (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   BETA*                                                      0.77
   PRICE TO EARNINGS RATIO                                    20.3x
   (TRAILING 12 MO.)
   PRICE TO BOOK RATIO                                        4.2x
   MEDIAN MARKET CAP ($B)                                    29.5
   NUMBER OF HOLDINGS                                          75
   PORTFOLIO TURNOVER                                          57%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
  THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3)
   (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   CITIGROUP, INCORPORATED                   5.70%
   IBM CORPORATION                           3.71%
   AMERICAN INTERNATIONAL GROUP              3.34%
   PHILIP MORRIS COMPANIES, INCORPORATED     3.27%
   TYCO INTERNATIONAL LIMITED                2.84%
   MORGAN STANLEY DEAN WITTER                2.39%
   KROGER COMPANY                            2.37%
   GENERAL ELECTRIC COMPANY                  1.99%
   HOUSEHOLD INTERNATIONAL                   1.98%
   BAXTER INTERNATIONAL, INCORPORATED        1.94%

[CHART]


SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
Financial                         28%
Health Care                       11%
Consumer Non-Cyclical              9%
Energy                             8%
Technology                         8%
Consumer Cyclical                  6%
Telecommunications                 5%
Cash                               5%
Consumer Services                  4%
Industrials                        4%
Utilities                          4%
Commercial Services                4%
Basic Materials                    3%
Transportation                     1%

[CHART]

GROWTH OF $10,000 INVESTMENT(5)

---------------------------------------------------------------------------------------------------------
                  Wells Fargo Equity     S&P 500 Index           Russell 1000         Wells Fargo Equity
                 Value Fund - Class A                             Value Index         Value Fund - Class I
      3/31/1991          $9,425             $10,000                 $10,000                 $10,000
      4/30/1991          $9,321             $10,024                 $10,073                  $9,893
      5/31/1991          $9,615             $10,456                 $10,448                 $10,204
      6/30/1991          $9,156              $9,977                 $10,008                  $9,717
      7/31/1991          $9,552             $10,442                 $10,426                 $10,138
      8/31/1991          $9,783             $10,690                 $10,615                 $10,383
      9/30/1991          $9,681             $10,511                 $10,535                 $10,275
     10/31/1991          $9,746             $10,652                 $10,710                 $10,344
     11/30/1991          $9,153             $10,223                 $10,161                  $9,715
     12/31/1991         $10,102             $11,392                 $11,012                 $10,722
      1/31/1992         $10,244             $11,180                 $11,031                 $10,873
      2/29/1992         $10,434             $11,325                 $11,301                 $11,075
      3/31/1992         $10,301             $11,104                 $11,136                 $10,933
      4/30/1992         $10,549             $11,430                 $11,617                 $11,196
      5/31/1992         $10,425             $11,486                 $11,674                 $11,064
      6/30/1992         $10,225             $11,315                 $11,603                 $10,853
      7/31/1992         $10,532             $11,778                 $12,025                 $11,178
      8/31/1992         $10,177             $11,537                 $11,656                 $10,802
      9/30/1992         $10,341             $11,672                 $11,817                 $10,975
     10/31/1992         $10,466             $11,712                 $11,828                 $11,108
     11/30/1992         $10,919             $12,111                 $12,216                 $11,589
     12/31/1992         $11,167             $12,260                 $12,509                 $11,852
      1/31/1993         $11,584             $12,362                 $12,872                 $12,294
      2/28/1993         $11,772             $12,531                 $13,321                 $12,494
      3/31/1993         $12,229             $12,795                 $13,714                 $12,979
      4/30/1993         $12,030             $12,486                 $13,538                 $12,768
      5/31/1993         $12,429             $12,820                 $13,810                 $13,191
      6/30/1993         $12,578             $12,857                 $14,117                 $13,350
      7/31/1993         $12,719             $12,806                 $14,272                 $13,499
      8/31/1993         $13,309             $13,292                 $14,787                 $14,126
      9/30/1993         $13,259             $13,190                 $14,813                 $14,073
     10/31/1993         $13,481             $13,463                 $14,801                 $14,308
     11/30/1993         $13,441             $13,334                 $14,493                 $14,265
     12/31/1993         $14,049             $13,495                 $14,770                 $14,911
      1/31/1994         $14,652             $13,954                 $15,325                 $15,551
      2/28/1994         $14,505             $13,576                 $14,802                 $15,394
      3/31/1994         $13,873             $12,984                 $14,250                 $14,724
      4/30/1994         $13,930             $13,150                 $14,524                 $14,785
      5/31/1994         $14,067             $13,366                 $14,692                 $14,930
      6/30/1994         $13,776             $13,038                 $14,340                 $14,621
      7/31/1994         $14,075             $13,467                 $14,786                 $14,938
      8/31/1994         $14,522             $14,019                 $15,212                 $15,413
      9/30/1994         $14,253             $13,676                 $14,708                 $15,127
     10/31/1994         $14,172             $13,983                 $14,912                 $15,041
     11/30/1994         $13,665             $13,474                 $14,312                 $14,503
     12/31/1994         $13,809             $13,674                 $14,478                 $14,656
      1/31/1995         $13,661             $14,028                 $14,923                 $14,499
      2/28/1995         $14,192             $14,574                 $15,514                 $15,062
      3/31/1995         $14,561             $15,004                 $15,856                 $15,454
      4/28/1995         $14,958             $15,445                 $16,357                 $15,876
      5/31/1995         $15,418             $16,061                 $17,044                 $16,363
      6/30/1995         $15,517             $16,434                 $17,274                 $16,469
      7/31/1995         $16,153             $16,979                 $17,875                 $17,144
      8/31/1995         $16,216             $17,021                 $18,127                 $17,211
      9/29/1995         $16,616             $17,739                 $18,783                 $17,635
     10/31/1995         $16,253             $17,676                 $18,597                 $17,263
     11/30/1995         $16,966             $18,451                 $19,538                 $18,034
     12/29/1995         $17,140             $18,806                 $20,029                 $18,228
      1/31/1996         $17,454             $19,446                 $20,654                 $18,576
      2/29/1996         $17,676             $19,627                 $20,811                 $18,812
      3/31/1996         $18,147             $19,815                 $21,164                 $19,327
      4/30/1996         $18,514             $20,106                 $21,245                 $19,732
      5/31/1996         $18,790             $20,623                 $21,510                 $20,039
      6/30/1996         $18,633             $20,701                 $21,527                 $19,872
      7/31/1996         $17,804             $19,786                 $20,714                 $18,975
      8/31/1996         $18,238             $20,204                 $21,306                 $19,438
      9/30/1996         $19,040             $21,339                 $22,154                 $20,308
     10/31/1996         $19,972             $21,928                 $23,012                 $21,319
     11/30/1996         $21,566             $23,584                 $24,680                 $23,021
     12/31/1996         $21,654             $23,117                 $24,364                 $23,107
      1/31/1997         $22,491             $24,559                 $25,546                 $24,017
      2/28/1997         $22,841             $24,753                 $25,921                 $24,374
      3/31/1997         $22,015             $23,739                 $24,988                 $23,502
      4/30/1997         $22,656             $25,153                 $26,037                 $24,186
      5/31/1997         $24,411             $26,690                 $27,493                 $26,059
      6/30/1997         $25,360             $27,878                 $28,672                 $27,084
      7/31/1997         $27,409             $30,094                 $30,829                 $29,272
      8/31/1997         $26,415             $28,409                 $29,731                 $28,227
      9/30/1997         $27,450             $29,963                 $31,527                 $29,329
     10/31/1997         $26,025             $28,962                 $30,647                 $27,806
     11/30/1997         $26,852             $30,303                 $32,002                 $28,690
     12/31/1997         $27,571             $30,824                 $32,936                 $29,454
      1/31/1998         $27,417             $31,163                 $32,469                 $29,308
      2/28/1998         $29,527             $33,410                 $34,654                 $31,563
      3/31/1998         $31,208             $35,121                 $36,775                 $33,381
      4/30/1998         $30,881             $35,479                 $37,021                 $33,013
      5/31/1998         $30,383             $34,869                 $36,473                 $32,498
      6/30/1998         $30,240             $36,285                 $36,940                 $32,339
      7/31/1998         $28,585             $35,900                 $36,290                 $30,569
      8/31/1998         $24,554             $30,712                 $30,890                 $26,255
      9/30/1998         $25,819             $32,681                 $32,663                 $27,620
     10/31/1998         $27,462             $35,338                 $35,194                 $29,379
     11/30/1998         $28,621             $37,480                 $36,834                 $30,637
     12/31/1998         $29,413             $39,638                 $38,087                 $31,490
      1/31/1999         $29,075             $41,307                 $38,391                 $31,108
      2/28/1999         $28,042             $40,018                 $37,850                 $30,002
      3/31/1999         $28,445             $41,619                 $38,634                 $30,442
      4/30/1999         $30,706             $43,230                 $42,242                 $32,862
      5/29/1999         $29,934             $42,210                 $41,777                 $32,055
      6/30/1999         $31,079             $44,506                 $42,989                 $33,270
      7/31/1999         $29,796             $43,116                 $41,729                 $31,916
      8/31/1999         $28,079             $42,903                 $40,181                 $30,077
      9/30/1999         $26,940             $41,727                 $38,779                 $28,868
     10/31/1999         $28,395             $44,368                 $41,012                 $30,408
     11/30/1999         $28,301             $45,269                 $40,693                 $30,327
     12/31/1999         $28,775             $47,935                 $40,888                 $30,849
      1/31/2000         $28,083             $45,529                 $39,555                 $30,083
      2/29/2000         $26,833             $44,668                 $36,616                 $28,743
      3/31/2000         $29,379             $49,037                 $41,083                 $31,472
      4/30/2000         $28,821             $47,561                 $40,607                 $30,873
      5/31/2000         $28,754             $46,586                 $41,033                 $30,801
      6/30/2000         $28,151             $47,737                 $39,158                 $30,178
      7/31/2000         $28,709             $46,992                 $39,647                 $30,777
      8/31/2000         $31,077             $49,910                 $41,852                 $33,318
      9/30/2000         $30,206             $47,275                 $42,237                 $32,383
     10/31/2000         $30,407             $47,076                 $43,276                 $32,598
     11/30/2000         $28,687             $43,367                 $41,670                 $30,777
     12/31/2000         $29,729             $43,185                 $43,758                 $31,894
      1/31/2001         $30,402             $44,718                 $43,924                 $32,616
      2/28/2001         $29,341             $40,639                 $42,703                 $31,505
      3/31/2001         $27,942             $38,063                 $41,196                 $29,977

-------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Value Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
     Wells Fargo Funds Management, LLC

SUB-ADVISOR
     Wells Capital Management Incorporated

FUND MANAGERS
     Kelli Hill
     Stephen Biggs

INCEPTION DATE
     08/02/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned (26.59)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (18.75)% during the period.
The Fund's Class A shares distributed no dividend income and $4.13 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The accelerating economic slowdown created a challenging environment for growth investors, with growth-oriented stocks experiencing their worst declines in years. Although the Federal Reserve Board aggressively lowered interest rates during the first quarter of 2001, the economy and financial markets continued their downward trend. Economically sensitive sectors were hit hard by a slowing economy, with the Fund's technology and capital goods stocks experiencing dramatic declines.

     The Fund's best performing stock holdings included Lowe's Companies, which posted strong sales, and Calpine, an independent power company that benefited from higher wholesale electricity rates in energy-starved California. In contrast, technology stocks accounted for a majority of portfolio losses. Storage leader EMC was a major disappointment during the period, declining nearly 70%, while software manufacturer Oracle plummeted almost 62%.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     The Fund anticipates that company fundamentals should improve in the second half of the year, as declining interest rates begin to boost the economy. The Fund believes individual stock selection will have the most impact on Fund performance in the coming period.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund's Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund.

     For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
--------------------------------------------------------------------------------



     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                  Including Sales Charge               Excluding Sales Charge
                               6-Month*    1-Year  5-Year   10-Year 6-Month*  1-Year   5-Year  10-Year
                               ------------------------------------ ----------------------------------
    CLASS A                     (30.80)    (33.60)  7.90    10.92   (26.59)   (29.55)   9.19    11.57
    -------------------------------------------------------------------------------------------------
    CLASS B                     (29.77)    (32.88)  8.18    10.86   (26.84)   (30.08)   8.39    10.86
    -------------------------------------------------------------------------------------------------
    INSTITUTIONAL CLASS                                             (26.55)   (29.47)   9.26    11.61
    -------------------------------------------------------------------------------------------------
    BENCHMARK
      S&P 500 INDEX                                                 (18.75)   (21.68)  14.18    14.42
    -------------------------------------------------------------------------------------------------

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS
(AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
BETA*                                           1.04
----------------------------------------------------
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)      25.7X
----------------------------------------------------
PRICE TO BOOK RATIO                             5.1X
----------------------------------------------------
MEDIAN MARKET CAP. ($B)                         32.3
----------------------------------------------------
NUMBER OF HOLDINGS                                94
----------------------------------------------------
PORTFOLIO TURNOVER                               47%
----------------------------------------------------

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
GENERAL ELECTRIC COMPANY                       4.11%
----------------------------------------------------
CITIGROUP, INCORPORATED                        4.02%
----------------------------------------------------
EXXON MOBIL CORPORATION                        3.39%
----------------------------------------------------
AMERICAN INTERNATIONAL GROUP                   3.34%
----------------------------------------------------
TARGET CORPORATION                             3.31%
----------------------------------------------------
PFIZER, INCORPORATED                           3.15%
----------------------------------------------------
WAL-MART STORES, INCORPORATED                  2.65%
----------------------------------------------------
TYCO INTERNATIONAL LIMITED                     2.63%
----------------------------------------------------
AOL TIME WARNER, INCORPORATED                  2.47%
----------------------------------------------------
IBM CORPORATION                                2.46%
----------------------------------------------------

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
Financial                                        20%
Technology                                       16%
Health Care                                      14%
Consumer Cyclical                                11%
Energy                                           10%
Consumer Non-Cyclical                             7%
Consumer Services                                 4%
Industrials                                       4%
Telecommunications                                4%
Commercial Services                               3%
Cash                                              3%
Basic Materials                                   2%
Utilities                                         2%

[CHART]

GROWTH OF $10,000 INVESTMENT(5)

                Wells Fargo                    Wells Fargo
                Growth Fund                    Growth Fund
                    Class A    S&P 500 Index       Class I
  3/31/1991          $9,425          $10,000       $10,000
  4/30/1991          $9,462          $10,024       $10,036
  5/31/1991          $9,849          $10,456       $10,446
  6/30/1991          $9,369           $9,977        $9,938
  7/31/1991          $9,849          $10,442       $10,446
  8/31/1991         $10,093          $10,690       $10,705
  9/30/1991          $9,992          $10,511       $10,598
 10/31/1991         $10,168          $10,652       $10,785
 11/30/1991          $9,731          $10,223       $10,321
 12/31/1991         $10,799          $11,392       $11,454
  1/31/1992         $10,749          $11,180       $11,401
  2/29/1992         $10,950          $11,325       $11,615
  3/31/1992         $10,735          $11,104       $11,386
  4/30/1992         $11,023          $11,430       $11,691
  5/31/1992         $11,166          $11,486       $11,844
  6/30/1992         $10,900          $11,315       $11,561
  7/31/1992         $11,419          $11,778       $12,111
  8/31/1992         $11,197          $11,537       $11,877
  9/30/1992         $11,364          $11,672       $12,053
 10/31/1992         $11,578          $11,712       $12,280
 11/30/1992         $12,014          $12,111       $12,742
 12/31/1992         $12,251          $12,260       $12,994
  1/31/1993         $12,560          $12,362       $13,322
  2/28/1993         $12,295          $12,531       $13,041
  3/31/1993         $12,539          $12,795       $13,300
  4/30/1993         $12,238          $12,486       $12,980
  5/31/1993         $12,521          $12,820       $13,281
  6/30/1993         $12,287          $12,857       $13,032
  7/31/1993         $12,198          $12,806       $12,938
  8/31/1993         $12,821          $13,292       $13,599
  9/30/1993         $12,818          $13,190       $13,596
 10/31/1993         $13,256          $13,463       $14,060
 11/30/1993         $12,943          $13,334       $13,728
 12/31/1993         $13,286          $13,495       $14,091
  1/31/1994         $13,799          $13,954       $14,636
  2/28/1994         $13,583          $13,576       $14,407
  3/31/1994         $12,805          $12,984       $13,582
  4/30/1994         $12,959          $13,150       $13,745
  5/31/1994         $12,950          $13,366       $13,735
  6/30/1994         $12,656          $13,038       $13,424
  7/31/1994         $13,046          $13,467       $13,838
  8/31/1994         $13,464          $14,019       $14,280
  9/30/1994         $13,295          $13,676       $14,101
 10/31/1994         $13,404          $13,983       $14,217
 11/30/1994         $12,994          $13,474       $13,782
 12/31/1994         $13,246          $13,674       $14,050
  1/31/1995         $13,312          $14,028       $14,120
  2/28/1995         $13,951          $14,574       $14,797
  3/31/1995         $14,248          $15,004       $15,112
  4/28/1995         $14,456          $15,445       $15,332
  5/31/1995         $15,125          $16,061       $16,042
  6/30/1995         $15,489          $16,434       $16,428
  7/31/1995         $15,943          $16,979       $16,910
  8/31/1995         $16,189          $17,021       $17,171
  9/29/1995         $16,745          $17,739       $17,760
 10/31/1995         $16,223          $17,676       $17,207
 11/30/1995         $16,868          $18,451       $17,891
 12/29/1995         $17,075          $18,806       $18,111
  1/31/1996         $17,451          $19,446       $18,509
  2/29/1996         $18,124          $19,627       $19,223
  3/31/1996         $18,164          $19,815       $19,265
  4/30/1996         $18,807          $20,106       $19,948
  5/31/1996         $19,303          $20,623       $20,473
  6/30/1996         $18,883          $20,701       $20,028
  7/31/1996         $17,713          $19,786       $18,787
  8/31/1996         $18,263          $20,204       $19,370
  9/30/1996         $19,201          $21,339       $20,330
 10/31/1996         $19,812          $21,928       $20,978
 11/30/1996         $21,110          $23,584       $22,352
 12/31/1996         $20,784          $23,117       $22,002
  1/31/1997         $22,088          $24,559       $23,382
  2/28/1997         $21,474          $24,753       $22,740
  3/31/1997         $20,710          $23,739       $21,939
  4/30/1997         $21,616          $25,153       $22,904
  5/31/1997         $23,040          $26,690       $24,424
  6/30/1997         $23,563          $27,878       $24,972
  7/31/1997         $25,584          $30,094       $27,120
  8/31/1997         $24,060          $28,409       $25,509
  9/30/1997         $25,038          $29,963       $26,543
 10/31/1997         $24,237          $28,962       $25,703
 11/30/1997         $24,616          $30,303       $26,113
 12/31/1997         $24,743          $30,824       $26,251
  1/31/1998         $25,185          $31,163       $26,707
  2/28/1998         $26,622          $33,410       $28,234
  3/31/1998         $27,886          $35,121       $29,589
  4/30/1998         $28,088          $35,479       $29,794
  5/31/1998         $27,647          $34,869       $29,326
  6/30/1998         $29,016          $36,285       $30,782
  7/31/1998         $28,826          $35,900       $30,587
  8/31/1998         $24,732          $30,712       $26,242
  9/30/1998         $25,911          $32,681       $27,489
 10/31/1998         $28,075          $35,338       $29,790
 11/30/1998         $29,947          $37,480       $31,782
 12/31/1998         $31,974          $39,638       $33,926
  1/31/1999         $33,178          $41,307       $35,216
  2/28/1999         $32,076          $40,018       $34,046
  3/31/1999         $33,654          $41,619       $35,736
  4/30/1999         $34,638          $43,230       $36,787
  5/29/1999         $33,522          $42,210       $35,603
  6/30/1999         $35,505          $44,506       $37,699
  7/31/1999         $34,491          $43,116       $36,635
  8/31/1999         $34,535          $42,903       $36,675
  9/30/1999         $33,566          $41,727       $35,650
 10/31/1999         $35,534          $44,368       $37,752
 11/30/1999         $36,245          $45,269       $38,506
 12/31/1999         $38,718          $47,935       $41,142
  1/31/2000         $36,934          $45,529       $39,253
  2/29/2000         $36,716          $44,668       $39,009
  3/31/2000         $40,014          $49,037       $42,529
  4/30/2000         $38,432          $47,561       $40,852
  5/31/2000         $37,389          $46,586       $39,755
  6/30/2000         $38,785          $47,737       $41,233
  7/31/2000         $38,365          $46,992       $40,792
  8/31/2000         $40,805          $49,910       $43,397
  9/30/2000         $38,398          $47,275       $40,837
 10/31/2000         $37,204          $47,076       $39,572
 11/30/2000         $33,148          $43,367       $35,275
 12/31/2000         $33,354          $43,185       $35,487
  1/31/2001         $33,899          $44,718       $36,076
  2/28/2001         $30,520          $40,639       $32,484
  3/31/2001         $28,190          $38,063       $29,994

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the portfolio.
(4)  Sector distribution is subject to change.
(5)  The chart compares the performance of the Wells Fargo
Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The Wells Fargo Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments among different equity investment styles.

ADVISOR
     Wells Fargo Funds Management, LLC

SUB-ADVISORS
     Wells Capital Management Incorporated
     Smith Asset Management Group, L.P.
     Schroder Investment Management North America Inc.
     Peregrine Capital Management, Inc.

FUND MANAGERS
     Collectively Managed

INCEPTION DATE
     04/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned (18.75)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund mirrored the performance of its benchmark, the S&P 500 Index(2), which also returned (18.75)%. The Fund's Class A shares distributed no dividend income and $6.09 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     In a period characterized by tumultuous equity markets and declines in all major stock indexes, the Fund's diversification strategy helped it avoid more significant losses. During the six-month period, investors fled growth stocks to search for bargains within value stocks. In this environment, the diversified small cap style proved advantageous to the Fund -- especially the Fund's small cap value component.

     Large cap growth stocks, and therefore the Fund's Large Company Growth style, were hit hardest by the nation's economic woes. Technology holdings such as Cisco, EMC and JDS Uniphase -- companies that contributed to the Fund's strong long-term performance -- performed poorly amid the decline in technology stocks. Yet the Fund also contends that many blue-chip companies with solid business franchises are currently undervalued, creating attractive long-term opportunities for large company growth stocks.

     As the U.S. economy neared a recession, international markets also began to slow. The Fund's international style suffered from an overweight position in the technology hardware sector, with shares of Ericsson and Nortel falling amid concerns over future profitability. Vodafone, another key portfolio holding, also negatively impacted Fund performance.

     As investors continued their retreat from more richly valued technology stocks, small cap value stocks -- a component of the Fund's Diversified Small Cap style -- provided some support for the market sell-off thanks to its low exposure to the most overvalued segments of the market. In contrast, the performance of small cap growth stocks tended to parallel the fortunes of technology stocks, which typically comprise a significant portion of small cap holdings.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

     Going forward, the Fund believes that the Federal Reserve Board's commitment to additional rate cuts could create a more positive environment for U.S. equities. Prospective rate cuts by central banks should also boost international markets. The Fund believes that its diversification strategy will help shield investors from on-going market volatility.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                              Including Sales Charge           Excluding Sales Charge
                                    6-Month*    1-Year   5-Year  10-Year  6-Month*  1-Year   5-Year  10-Year
                                    ------------------------------------ -----------------------------------
    CLASS A                            (23.42)  (25.98)   9.37   12.15   (18.75)   (21.46)  10.68    12.82
    --------------------------------------------------------------------------------------------------------
    CLASS B                            (22.43)  (25.32)   9.60   11.98   (19.05)   (22.06)   9.86    11.98
    --------------------------------------------------------------------------------------------------------
    CLASS C                            (19.72)  (22.70)  10.02   12.07   (19.03)   (22.05)  10.02    12.07
    --------------------------------------------------------------------------------------------------------
    INSTITUTIONAL CLASS                                                  (18.65)   (21.28)  10.75    12.86
    --------------------------------------------------------------------------------------------------------
    BENCHMARK
      S&P 500 INDEX                                                      (18.75)   (21.68)  14.18    14.42
    --------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS
(AS OF MARCH 31, 2001)
BETA*                                                  0.95
------------------------------------------------------------
PRICE TO EARNINGS RATIO (TRAILING 12 MONTH)           20.93X
------------------------------------------------------------
PRICE TO BOOK RATIO                                    4.33X
------------------------------------------------------------
MEDIAN MARKET CAP. ($B)                               18.03
------------------------------------------------------------
NUMBER OF HOLDINGS                                      973
------------------------------------------------------------
PORTFOLIO TURNOVER                                       44%
------------------------------------------------------------

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
  THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF MARCH 31, 2001)
MICROSOFT CORPORATION                                  1.94%
------------------------------------------------------------
HOME DEPOT, INCORPORATION                              1.88%
------------------------------------------------------------
PFIZER, INCORPORATION                                  1.81%
------------------------------------------------------------
MEDTRONIC, INCORPORATION.                              1.75%
------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP                           1.69%
------------------------------------------------------------
GOLDMAN SACHS                                          1.68%
------------------------------------------------------------
COSTCO WHOLESALE CORPORATION                           1.49%
------------------------------------------------------------
INTEL CORPORATION                                      1.49%
------------------------------------------------------------
FIRST DATA CORPORATION                                 1.24%
------------------------------------------------------------
PAYCHEX, INCORPORATION                                 1.19%
------------------------------------------------------------

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
International                                            31%
Technology                                               13%
Financial                                                13%
Health Care                                              10%
Consumer Cyclical                                         9%
Commercial Services                                       8%
Cash                                                      4%
Energy                                                    3%
Consumer Services                                         2%
Basic Materials                                           2%
Utilities                                                 2%
Consumer Non-Cyclical                                     1%
Transportation                                            1%
Industrials                                               1%

[CHART]

GROWTH OF $10,000 INVESTMENT(5)
--------------------------------------------------------------------------------

                  Wells Fargo Growth Equity Fund - Class A   S&P 500 Index    Wells Fargo Growth Equity Fund - Class I
      3/31/1991                                     $9,425         $10,000                                     $10,000
      4/30/1991                                     $9,350         $10,024                                      $9,921
      5/31/1991                                     $9,864         $10,456                                     $10,466
      6/30/1991                                     $9,246          $9,977                                      $9,810
      7/31/1991                                     $9,897         $10,442                                     $10,501
      8/31/1991                                    $10,247         $10,690                                     $10,872
      9/30/1991                                    $10,372         $10,511                                     $11,004
     10/31/1991                                    $10,794         $10,652                                     $11,452
     11/30/1991                                    $10,360         $10,223                                     $10,992
     12/31/1991                                    $11,496         $11,392                                     $12,198
      1/31/1992                                    $11,720         $11,180                                     $12,435
      2/29/1992                                    $11,639         $11,325                                     $12,349
      3/31/1992                                    $11,133         $11,104                                     $11,812
      4/30/1992                                    $11,003         $11,430                                     $11,674
      5/31/1992                                    $11,222         $11,486                                     $11,906
      6/30/1992                                    $10,755         $11,315                                     $11,411
      7/31/1992                                    $11,027         $11,778                                     $11,700
      8/31/1992                                    $10,853         $11,537                                     $11,515
      9/30/1992                                    $10,966         $11,672                                     $11,635
     10/31/1992                                    $11,167         $11,712                                     $11,849
     11/30/1992                                    $11,839         $12,111                                     $12,561
     12/31/1992                                    $12,078         $12,260                                     $12,814
      1/31/1993                                    $12,174         $12,362                                     $12,917
      2/28/1993                                    $11,763         $12,531                                     $12,481
      3/31/1993                                    $12,317         $12,795                                     $13,068
      4/30/1993                                    $12,143         $12,486                                     $12,884
      5/31/1993                                    $12,652         $12,820                                     $13,424
      6/30/1993                                    $12,591         $12,857                                     $13,359
      7/31/1993                                    $12,764         $12,806                                     $13,542
      8/31/1993                                    $13,517         $13,292                                     $14,342
      9/30/1993                                    $13,793         $13,190                                     $14,635
     10/31/1993                                    $14,062         $13,463                                     $14,920
     11/30/1993                                    $13,635         $13,334                                     $14,467
     12/31/1993                                    $14,462         $13,495                                     $15,345
      1/31/1994                                    $14,953         $13,954                                     $15,866
      2/28/1994                                    $14,765         $13,576                                     $15,666
      3/31/1994                                    $13,997         $12,984                                     $14,851
      4/30/1994                                    $14,170         $13,150                                     $15,035
      5/31/1994                                    $14,052         $13,366                                     $14,910
      6/30/1994                                    $13,503         $13,038                                     $14,327
      7/31/1994                                    $13,941         $13,467                                     $14,791
      8/31/1994                                    $14,641         $14,019                                     $15,534
      9/30/1994                                    $14,412         $13,676                                     $15,291
     10/31/1994                                    $14,602         $13,983                                     $15,492
     11/30/1994                                    $13,992         $13,474                                     $14,845
     12/31/1994                                    $14,264         $13,674                                     $15,134
      1/31/1995                                    $14,134         $14,028                                     $14,996
      2/28/1995                                    $14,516         $14,574                                     $15,402
      3/31/1995                                    $15,034         $15,004                                     $15,951
      4/28/1995                                    $15,377         $15,445                                     $16,315
      5/31/1995                                    $15,682         $16,061                                     $16,638
      6/30/1995                                    $16,394         $16,434                                     $17,394
      7/31/1995                                    $17,481         $16,979                                     $18,548
      8/31/1995                                    $17,579         $17,021                                     $18,651
      9/29/1995                                    $18,051         $17,739                                     $19,152
     10/31/1995                                    $17,469         $17,676                                     $18,534
     11/30/1995                                    $17,805         $18,451                                     $18,891
     12/29/1995                                    $17,811         $18,806                                     $18,897
      1/31/1996                                    $18,134         $19,446                                     $19,241
      2/29/1996                                    $18,627         $19,627                                     $19,763
      3/31/1996                                    $18,957         $19,815                                     $20,114
      4/30/1996                                    $19,809         $20,106                                     $21,017
      5/31/1996                                    $20,233         $20,623                                     $21,468
      6/30/1996                                    $19,830         $20,701                                     $21,039
      7/31/1996                                    $18,668         $19,786                                     $19,807
      8/31/1996                                    $19,273         $20,204                                     $20,449
      9/30/1996                                    $20,233         $21,339                                     $21,468
     10/31/1996                                    $20,080         $21,928                                     $21,305
     11/30/1996                                    $21,096         $23,584                                     $22,383
     12/31/1996                                    $21,156         $23,117                                     $22,447
      1/31/1997                                    $21,859         $24,559                                     $23,193
      2/28/1997                                    $21,589         $24,753                                     $22,907
      3/31/1997                                    $20,673         $23,739                                     $21,934
      4/30/1997                                    $21,177         $25,153                                     $22,462
      5/31/1997                                    $23,089         $26,690                                     $24,498
      6/30/1997                                    $24,269         $27,878                                     $25,749
      7/31/1997                                    $25,754         $30,094                                     $27,325
      8/31/1997                                    $24,766         $28,409                                     $26,270
      9/30/1997                                    $26,415         $29,963                                     $28,026
     10/31/1997                                    $25,164         $28,962                                     $26,692
     11/30/1997                                    $25,157         $30,303                                     $26,692
     12/31/1997                                    $25,406         $30,824                                     $26,956
      1/31/1998                                    $25,802         $31,163                                     $27,368
      2/28/1998                                    $27,663         $33,410                                     $29,351
      3/31/1998                                    $28,684         $35,121                                     $30,426
      4/30/1998                                    $29,199         $35,479                                     $30,981
      5/31/1998                                    $28,296         $34,869                                     $30,014
      6/30/1998                                    $29,080         $36,285                                     $30,855
      7/31/1998                                    $28,423         $35,900                                     $30,157
      8/31/1998                                    $23,711         $30,712                                     $25,158
      9/30/1998                                    $24,685         $32,681                                     $26,191
     10/31/1998                                    $26,039         $35,338                                     $27,628
     11/30/1998                                    $27,718         $37,480                                     $29,409
     12/31/1998                                    $29,597         $39,638                                     $31,403
      1/31/1999                                    $30,498         $41,307                                     $32,358
      2/28/1999                                    $28,974         $40,018                                     $30,742
      3/31/1999                                    $29,723         $41,619                                     $31,537
      4/30/1999                                    $30,784         $43,230                                     $32,662
      5/29/1999                                    $30,439         $42,210                                     $32,296
      6/30/1999                                    $32,357         $44,506                                     $34,323
      7/31/1999                                    $31,996         $43,116                                     $33,948
      8/31/1999                                    $31,508         $42,903                                     $33,430
      9/30/1999                                    $30,994         $41,727                                     $32,876
     10/31/1999                                    $32,374         $44,368                                     $34,350
     11/30/1999                                    $33,914         $45,269                                     $35,984
     12/31/1999                                    $37,191         $47,935                                     $39,479
      1/31/2000                                    $35,919         $45,529                                     $38,129
      2/29/2000                                    $38,017         $44,668                                     $40,366
      3/31/2000                                    $40,085         $49,037                                     $42,581
      4/30/2000                                    $38,871         $47,561                                     $41,293
      5/31/2000                                    $37,259         $46,586                                     $39,593
      6/30/2000                                    $39,318         $47,737                                     $41,788
      7/31/2000                                    $38,726         $46,992                                     $41,169
      8/31/2000                                    $40,814         $49,910                                     $43,395
      9/30/2000                                    $38,745         $47,275                                     $41,200
     10/31/2000                                    $38,289         $47,076                                     $40,737
     11/30/2000                                    $35,481         $43,367                                     $37,748
     12/31/2000                                    $37,077         $43,185                                     $39,451
      1/31/2001                                    $37,803         $44,718                                     $40,234
      2/28/2001                                    $34,135         $40,639                                     $36,332
      3/31/2001                                    $31,482         $38,063                                     $33,518

--------------------------------------------------------------------------------

were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

     For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4)  Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index(1).

ADVISOR
     Wells Fargo Funds Management, LLC

SUB-ADVISOR
     Wells Capital Management Incorporated

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     01/31/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Institutional Class shares returned (18.70)%(2) for the six-month period ended March 31, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index, which returned (18.75)% during the period. The Fund's Institutional Class shares distributed $0.60 per share in dividend income and $1.73 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The six-month period was a time of dramatic market volatility. Many factors negatively affected financial markets, including uncertainty regarding the outcome of the presidential elections, an accelerating economic downturn, corporate earnings disappointments and high oil prices.

     As in the past, investors reacted to uncertain financial markets by retreating to traditionally defensive sectors, including consumer staples and pharmaceuticals. Both sectors performed relatively well in this environment. Financial stocks, which also represented a significant portion of the portfolio holdings, also rallied. Yet the Fund's overall performance reflected the S&P 500 Index's broad exposure to technology stocks.

     As always, the passively managed Fund bought and sold stocks only to reflect corresponding changes in the S&P 500 Index.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Looking ahead, the Fund anticipates a more favorable environment for stocks. Declining interest rates should help to improve corporate profits and lift financial markets. The Fund remains cautiously optimistic about the outlook for equities. The building blocks for a turnaround in the stock market -- including lower interest rates, more realistic stock valuations and stronger company fundamentals -- are currently moving into place. This should help stimulate a gradual market recovery later in the year.

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%)(AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                      6-Month*     1-Year     5-Year     10-Year
INSTITUTIONAL CLASS                   (18.70)     (21.65)     13.91      13.91
--------------------------------------------------------------------------------
BENCHMARK
  S&P 500 INDEX                       (18.75)     (21.68)     14.18      14.42
--------------------------------------------------------------------------------

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
BETA*                                              1.00
--------------------------------------------------------
PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)      23.80X
--------------------------------------------------------
PRICE TO BOOK RATIO                                3.87X
--------------------------------------------------------
MEDIAN MARKET CAP. ($B)                            8.97
--------------------------------------------------------
NUMBER OF HOLDINGS                                  504
--------------------------------------------------------
PORTFOLIO TURNOVER                                   1%
--------------------------------------------------------

*   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
    THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3)
 (AS OF MARCH 31, 2001)
GENERAL ELECTRIC COMPANY                           3.91%
--------------------------------------------------------
MICROSOFT CORPORATION                              2.75%
--------------------------------------------------------
EXXON MOBIL CORPORATION                            2.65%
--------------------------------------------------------
PFIZER, INCORPORATED                               2.43%
--------------------------------------------------------
CITIGROUP, INCORPORATED                            2.13%
--------------------------------------------------------
WAL-MART STORES, INCORPORATED                      2.13%
--------------------------------------------------------
AMERICAN INTERNATIONAL GROUP                       1.77%
--------------------------------------------------------
--------------------------------------------------------
INTEL CORPORATION                                  1.67%
--------------------------------------------------------
MERCK & COMPANY, INCORPORATED                      1.65%
--------------------------------------------------------
AOL TIME WARNER, INCORPORATED                      1.64%
--------------------------------------------------------

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
Financial                                            20%
Technology                                           19%
Health Care                                          13%
Energy                                                7%
Consumer Non-Cyclical                                 7%
Consumer Cyclical                                     7%
Telecommunications                                    6%
Consumer Services                                     5%
Basic Materials                                       4%
Industrials                                           3%
Utilities                                             3%
Commercial Services                                   3%
Cash                                                  2%
Transportation                                        1%

[CHART]

GROWTH OF $10,000 INVESTMENT(5)
--------------------------------------------------------------------------------

                   Wells Fargo Index Fund - Class I   S&P 500 Index
       3/31/1991                            $10,000         $10,000
       4/30/1991                            $10,028         $10,024
       5/31/1991                            $10,450         $10,456
       6/30/1991                             $9,964          $9,977
       7/31/1991                            $10,417         $10,442
       8/31/1991                            $10,638         $10,690
       9/30/1991                            $10,457         $10,511
      10/31/1991                            $10,585         $10,652
      11/30/1991                            $10,147         $10,223
      12/31/1991                            $11,290         $11,392
       1/31/1992                            $11,104         $11,180
       2/29/1992                            $11,256         $11,325
       3/31/1992                            $11,036         $11,104
       4/30/1992                            $11,351         $11,430
       5/31/1992                            $11,420         $11,486
       6/30/1992                            $11,263         $11,315
       7/31/1992                            $11,721         $11,778
       8/31/1992                            $11,474         $11,537
       9/30/1992                            $11,592         $11,672
      10/31/1992                            $11,635         $11,712
      11/30/1992                            $12,021         $12,111
      12/31/1992                            $12,167         $12,260
       1/31/1993                            $12,267         $12,362
       2/28/1993                            $12,437         $12,531
       3/31/1993                            $12,696         $12,795
       4/30/1993                            $12,351         $12,486
       5/31/1993                            $12,695         $12,820
       6/30/1993                            $12,723         $12,857
       7/31/1993                            $12,680         $12,806
       8/31/1993                            $13,130         $13,292
       9/30/1993                            $13,031         $13,190
      10/31/1993                            $13,254         $13,463
      11/30/1993                            $13,113         $13,334
      12/31/1993                            $13,256         $13,495
       1/31/1994                            $13,703         $13,954
       2/28/1994                            $13,364         $13,576
       3/31/1994                            $12,783         $12,984
       4/30/1994                            $12,938         $13,150
       5/31/1994                            $13,124         $13,366
       6/30/1994                            $12,814         $13,038
       7/31/1994                            $13,232         $13,467
       8/31/1994                            $13,774         $14,019
       9/30/1994                            $13,440         $13,676
      10/31/1994                            $13,721         $13,983
      11/30/1994                            $13,217         $13,474
      12/31/1994                            $13,403         $13,674
       1/31/1995                            $13,744         $14,028
       2/28/1995                            $14,265         $14,574
       3/31/1995                            $14,655         $15,004
       4/28/1995                            $15,071         $15,445
       5/31/1995                            $15,653         $16,061
       6/30/1995                            $16,019         $16,434
       7/31/1995                            $16,527         $16,979
       8/31/1995                            $16,565         $17,021
       9/29/1995                            $17,234         $17,739
      10/31/1995                            $17,154         $17,676
      11/30/1995                            $17,898         $18,451
      12/29/1995                            $18,228         $18,806
       1/31/1996                            $18,848         $19,446
       2/29/1996                            $19,000         $19,627
       3/31/1996                            $19,184         $19,815
       4/30/1996                            $19,456         $20,106
       5/31/1996                            $19,944         $20,623
       6/30/1996                            $20,026         $20,701
       7/31/1996                            $19,140         $19,786
       8/31/1996                            $19,526         $20,204
       9/30/1996                            $20,615         $21,339
      10/31/1996                            $21,179         $21,928
      11/30/1996                            $22,775         $23,584
      12/31/1996                            $22,286         $23,117
       1/31/1997                            $23,694         $24,559
       2/28/1997                            $23,876         $24,753
       3/31/1997                            $22,899         $23,739
       4/30/1997                            $24,261         $25,153
       5/31/1997                            $25,733         $26,690
       6/30/1997                            $26,906         $27,878
       7/31/1997                            $29,011         $30,094
       8/31/1997                            $27,395         $28,409
       9/30/1997                            $28,881         $29,963
      10/31/1997                            $27,910         $28,962
      11/30/1997                            $29,187         $30,303
      12/31/1997                            $29,681         $30,824
       1/31/1998                            $30,006         $31,163
       2/28/1998                            $32,162         $33,410
       3/31/1998                            $33,797         $35,121
       4/30/1998                            $34,137         $35,479
       5/31/1998                            $33,537         $34,869
       6/30/1998                            $34,897         $36,285
       7/31/1998                            $34,520         $35,900
       8/31/1998                            $29,514         $30,712
       9/30/1998                            $31,395         $32,681
      10/31/1998                            $33,942         $35,338
      11/30/1998                            $35,982         $37,480
      12/31/1998                            $38,088         $39,638
       1/31/1999                            $39,607         $41,307
       2/28/1999                            $38,376         $40,018
       3/31/1999                            $39,902         $41,619
       4/30/1999                            $41,429         $43,230
       5/29/1999                            $40,433         $42,210
       6/30/1999                            $42,676         $44,506
       7/31/1999                            $41,348         $43,116
       8/31/1999                            $41,154         $42,903
       9/30/1999                            $40,028         $41,727
      10/31/1999                            $42,556         $44,368
      11/30/1999                            $43,399         $45,269
      12/31/1999                            $45,931         $47,935
       1/31/2000                            $43,612         $45,529
       2/29/2000                            $42,786         $44,668
       3/31/2000                            $46,961         $49,037
       4/30/2000                            $45,544         $47,561
       5/31/2000                            $44,605         $46,586
       6/30/2000                            $45,688         $47,737
       7/31/2000                            $44,999         $46,992
       8/31/2000                            $47,779         $49,910
       9/30/2000                            $45,256         $47,275
      10/31/2000                            $45,059         $47,076
      11/30/2000                            $41,513         $43,367
      12/31/2000                            $41,705         $43,185
       1/31/2001                            $43,168         $44,718
       2/28/2001                            $39,278         $40,639
       3/31/2001                            $36,795         $38,063

--------------------------------------------------------------------------------

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4)  Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------


INTERNATIONAL FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The Wells Fargo International Fund (the Fund) seeks long-term capital appreciation by investing in high-quality companies based outside the United States.

ADVISOR
     Wells Fargo Funds Management, LLC

SUB-ADVISOR
     Schroder Investment Management North America Inc.

FUND MANAGER
     Michael Perelstein

INCEPTION DATE
     07/15/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned (13.12)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund outperformed its benchmark, the MSCI/EAFE Index(2), which returned (16.02)% during the period. The Fund's Class A shares distributed no dividend income and $4.87 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Fund's relatively strong performance versus its benchmark reflected strong stock selection plus effective country allocation and currency management. Stocks that performed well included Nissan, Bank of Scotland, UBS and Novartis. In respect to country allocation, the Fund benefited from an underweight position in Asian markets during the fourth quarter of 2000, seeking shelter in calmer European markets. In addition, the Fund's decision to protect the portfolio against a falling Japanese yen contributed to performance. On the other hand, the Fund's technology and telecommunication holdings accounted for the majority of portfolio losses, with Nortel, Alcatel and Ericsson all declining by more than 50% during the period.

     During the period, the Fund selectively added to its holdings in economically sensitive stocks, believing that the world's central banks would trim interest rates to stimulate a global recovery.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     The Fund believes that equities will appreciate over the ensuing months due to declining interest rates, and seeks to remain well-positioned and well-diversified to benefit from this anticipated upturn.

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo International Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage International Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to April 12, 1995, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 12, 1995, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A, formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results.

     For Class A shares, the maximum front-end sales charge is 5.75%. The maximum CDSC for Class B shares is 5.00%. Class B share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                              Including Sales Charge               Excluding Sales Charge
                        ------------------------------------ -----------------------------------
                         6-Month*   1-Year  5-Year   10-Year  6-Month*  1-Year   5-Year  10-Year
CLASS A                 (18.12)    (24.60)   4.22     7.34   (13.12)   (20.01)   5.46     7.98
------------------------------------------------------------------------------------------------
CLASS B                 (17.06)    (23.96)   4.31     7.15   (13.59)   (20.78)   4.61     7.15
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                          (13.17)   (20.00)   5.47     7.99
------------------------------------------------------------------------------------------------
BENCHMARK
  MSCI/EAFE INDEX                                            (16.02)   (25.86)   3.43     5.90
------------------------------------------------------------------------------------------------

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
BETA*                                              0.80
--------------------------------------------------------
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)         25.85X
--------------------------------------------------------
PRICE TO BOOK RATIO                                2.37X
--------------------------------------------------------
MEDIAN MARKET CAP. ($B)                           14.13
--------------------------------------------------------
NUMBER OF HOLDINGS                                  103
--------------------------------------------------------
PORTFOLIO TURNOVER                                   87%
--------------------------------------------------------

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
VODAFONE GROUP PLC                                 3.02%
--------------------------------------------------------
VOLKSWAGEN AG                                      2.15%
--------------------------------------------------------
UBS AG                                             2.03%
--------------------------------------------------------
ROCHE HOLDING AG                                   2.01%
--------------------------------------------------------
ING GROEP NV                                       2.01%
--------------------------------------------------------
TELEFONICA SA                                      2.00%
--------------------------------------------------------
BANCA DI ROMA                                      1.89%
--------------------------------------------------------
NTT DOCOMO INCORPORATED                            1.77%
--------------------------------------------------------
NISSAN MOTOR COMPANY LIMITED                       1.65%
--------------------------------------------------------
VIVENDI UNIVERSAL                                  1.60%
--------------------------------------------------------

[CHART]

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
Stock                                                98%
Cash                                                  2%

[CHART]

GROWTH OF $10,000 INVESTMENT(5)
--------------------------------------------------------------------------------

                Wells Fargo International Fund - Class A      MSCI/EAFE Index      Wells Fargo International Fund - Class I
  3/31/1991                                       $9,425              $10,000                                       $10,000
  4/30/1991                                       $9,511              $10,098                                       $10,092
  5/31/1991                                       $9,485              $10,204                                       $10,064
  6/30/1991                                       $8,993               $9,454                                        $9,542
  7/31/1991                                       $9,400               $9,918                                        $9,973
  8/31/1991                                       $9,166               $9,717                                        $9,726
  9/30/1991                                       $9,588              $10,265                                       $10,173
 10/31/1991                                       $9,519              $10,411                                       $10,100
 11/30/1991                                       $9,065               $9,925                                        $9,618
 12/31/1991                                       $9,465              $10,438                                       $10,043
  1/31/1992                                       $9,483              $10,215                                       $10,061
  2/29/1992                                       $9,362               $9,850                                        $9,933
  3/31/1992                                       $9,066               $9,199                                        $9,620
  4/30/1992                                       $9,354               $9,243                                        $9,926
  5/31/1992                                       $9,876               $9,861                                       $10,478
  6/30/1992                                       $9,633               $9,394                                       $10,221
  7/31/1992                                       $9,354               $9,153                                        $9,925
  8/31/1992                                       $9,445               $9,727                                       $10,021
  9/30/1992                                       $9,285               $9,535                                        $9,851
 10/31/1992                                       $9,036               $9,035                                        $9,588
 11/30/1992                                       $8,978               $9,120                                        $9,525
 12/31/1992                                       $9,082               $9,167                                        $9,636
  1/31/1993                                       $9,065               $9,166                                        $9,618
  2/28/1993                                       $9,261               $9,443                                        $9,826
  3/31/1993                                       $9,776              $10,267                                       $10,372
  4/30/1993                                      $10,421              $11,241                                       $11,056
  5/31/1993                                      $10,516              $11,478                                       $11,157
  6/30/1993                                      $10,516              $11,299                                       $11,125
  7/31/1993                                      $10,848              $11,694                                       $11,510
  8/31/1993                                      $11,546              $12,326                                       $12,251
  9/30/1993                                      $11,665              $12,049                                       $12,377
 10/31/1993                                      $12,210              $12,420                                       $12,955
 11/30/1993                                      $11,764              $11,334                                       $12,481
 12/31/1993                                      $13,191              $12,153                                       $13,996
  1/31/1994                                      $13,929              $13,179                                       $14,779
  2/28/1994                                      $13,627              $13,143                                       $14,458
  3/31/1994                                      $13,018              $12,576                                       $13,812
  4/30/1994                                      $13,415              $13,109                                       $14,233
  5/31/1994                                      $13,400              $13,035                                       $14,218
  6/30/1994                                      $13,254              $13,218                                       $14,063
  7/31/1994                                      $13,470              $13,345                                       $14,292
  8/31/1994                                      $14,022              $13,662                                       $14,877
  9/30/1994                                      $13,696              $13,231                                       $14,532
 10/31/1994                                      $13,929              $13,672                                       $14,779
 11/30/1994                                      $13,400              $13,014                                       $14,217
 12/31/1994                                      $13,289              $13,096                                       $14,099
  1/31/1995                                      $12,535              $12,593                                       $13,300
  2/28/1995                                      $12,495              $12,557                                       $13,258
  3/31/1995                                      $13,201              $13,340                                       $14,007
  4/30/1995                                      $13,590              $13,842                                       $14,428
  5/31/1995                                      $13,860              $13,677                                       $14,714
  6/30/1995                                      $13,907              $13,438                                       $14,773
  7/31/1995                                      $14,614              $14,275                                       $15,522
  8/31/1995                                      $14,153              $13,731                                       $15,034
  9/30/1995                                      $14,566              $13,999                                       $15,471
 10/31/1995                                      $14,280              $13,622                                       $15,160
 11/30/1995                                      $14,368              $14,001                                       $15,261
 12/31/1995                                      $14,840              $14,565                                       $15,762
  1/31/1996                                      $15,147              $14,625                                       $16,088
  2/29/1996                                      $15,292              $14,675                                       $16,234
  3/31/1996                                      $15,567              $14,986                                       $16,534
  4/30/1996                                      $15,979              $15,422                                       $16,971
  5/31/1996                                      $16,011              $15,138                                       $17,005
  6/30/1996                                      $16,133              $15,223                                       $17,125
  7/31/1996                                      $15,624              $14,778                                       $16,585
  8/31/1996                                      $15,721              $14,811                                       $16,688
  9/30/1996                                      $16,044              $15,205                                       $17,031
 10/31/1996                                      $15,688              $15,050                                       $16,654
 11/30/1996                                      $16,286              $15,649                                       $17,296
 12/31/1996                                      $16,279              $15,447                                       $17,280
  1/31/1997                                      $16,091              $14,906                                       $17,081
  2/28/1997                                      $16,425              $15,151                                       $17,436
  3/31/1997                                      $16,515              $15,205                                       $17,531
  4/30/1997                                      $16,646              $15,286                                       $17,678
  5/31/1997                                      $17,666              $16,281                                       $18,752
  6/30/1997                                      $18,482              $17,178                                       $19,617
  7/31/1997                                      $18,849              $17,456                                       $20,007
  8/31/1997                                      $17,209              $16,152                                       $18,267
  9/30/1997                                      $18,147              $17,057                                       $19,262
 10/31/1997                                      $16,956              $15,745                                       $17,998
 11/30/1997                                      $16,646              $15,585                                       $17,669
 12/31/1997                                      $16,777              $15,720                                       $17,809
  1/31/1998                                      $17,370              $16,439                                       $18,438
  2/28/1998                                      $18,301              $17,494                                       $19,426
  3/31/1998                                      $19,043              $18,033                                       $20,213
  4/30/1998                                      $19,488              $18,179                                       $20,694
  5/31/1998                                      $19,645              $18,095                                       $20,851
  6/30/1998                                      $19,521              $18,236                                       $20,729
  7/31/1998                                      $19,620              $18,426                                       $20,834
  8/31/1998                                      $17,329              $16,147                                       $18,395
  9/30/1998                                      $16,818              $15,656                                       $17,852
 10/31/1998                                      $17,608              $17,292                                       $18,691
 11/30/1998                                      $18,348              $18,182                                       $19,476
 12/31/1998                                      $18,892              $18,904                                       $20,053
  1/31/1999                                      $19,215              $18,853                                       $20,396
  2/28/1999                                      $18,960              $18,408                                       $20,134
  3/31/1999                                      $19,479              $19,181                                       $20,684
  4/30/1999                                      $20,066              $19,962                                       $21,307
  5/31/1999                                      $19,377              $18,938                                       $20,576
  6/30/1999                                      $20,040              $19,680                                       $21,280
  7/31/1999                                      $20,568              $20,271                                       $21,840
  8/31/1999                                      $20,406              $20,350                                       $21,659
  9/30/1999                                      $20,185              $20,560                                       $21,425
 10/31/1999                                      $21,146              $21,331                                       $22,453
 11/30/1999                                      $22,320              $22,071                                       $23,699
 12/31/1999                                      $24,522              $24,053                                       $26,044
  1/31/2000                                      $24,057              $22,525                                       $25,550
  2/29/2000                                      $25,361              $23,131                                       $26,943
  3/31/2000                                      $25,388              $24,029                                       $26,973
  4/30/2000                                      $24,420              $22,765                                       $25,945
  5/31/2000                                      $24,578              $22,209                                       $26,123
  6/30/2000                                      $25,454              $23,078                                       $27,042
  7/31/2000                                      $24,904              $22,111                                       $26,459
  8/31/2000                                      $24,476              $22,303                                       $26,005
  9/30/2000                                      $23,377              $21,217                                       $24,849
 10/31/2000                                      $23,079              $20,716                                       $24,533
 11/30/2000                                      $22,958              $19,939                                       $24,365
 12/31/2000                                      $24,217              $20,647                                       $25,709
  1/31/2001                                      $24,424              $20,637                                       $25,942
  2/28/2001                                      $22,131              $19,089                                       $23,514
  3/31/2001                                      $20,309              $17,816                                       $21,577

--------------------------------------------------------------------------------

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo International Fund Class A and Institutional Class shares since inception with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
    The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGERS
    Katherine Schapiro, CFA
    Stacey Ho, CFA

INCEPTION DATE
    09/24/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
      The Fund's Class A shares returned (16.18)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the MSCI/EAFE Index(2), which returned (16.02)% during the period. The Fund's Class A shares distributed no dividend income and $0.31 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      The slowing pace of global economic growth became increasingly evident over the past six months as higher interest rates and rising oil prices took their toll on business and consumer confidence. Investor sentiment also became more negative over the period with earnings growth forecasts coming down and valuation parameters contracting. No major market escaped unscathed in the period. Hardest hit were countries with leading stocks in technology and telecommunications sectors such as Japan, Sweden, Finland, South Korea and Canada. Performance of the Fund was helped by the underweight position in telecommunications service companies and hurt by exposure to semiconductor related companies. In the volatile market environment, defensive oriented stocks in the bank, health care, energy, utilities and consumer sectors did relatively well including Fund holdings such as Royal Bank of Scotland, Novartis, ENI, Suez Lyonnaise des Eaux and Diageo.

      By January 2001, central banks moved to lower interest rates in most regions of the world. The European Central Bank was the one notable exception. While global equity markets reacted positively to the initial rate cuts, ultimately they turned down once more, driven by a series of negative earnings announcements and the deteriorating global outlook for 2001. At greatest risk in this environment were corporations with limited cash flow and large financing needs, with complicated corporate structures that curtail the restructuring process, or exposure to the most sensitive areas of the global slowdown, in particular, spending on information technology. In that regard, positions were eliminated in companies such as Fujitsu, NTT, Deutsche Bank, Cap Gemini and Invensys.

      In light of the difficult market environment, a focus on companies with sound balance sheets and simple strategies was anticipated to work best for the portfolio. To that end, investments were increased in companies around the world with positive cash flow, new product cycles, operations in growth markets and attractive relative valuations. Examples included Nintendo and Konami of Japan, specializing in entertainment software and beneficiaries of new hardware cycles such as Sony's Playstation 2 and Nintendo's just-released Game Boy Advance. China Mobile (Hong Kong) also fit the bill. In addition, the portfolio retained investments in high quality companies with strong internal dynamics such as Ryanair, Toyota Motor, Elan, and Total Fina Elf.

      Of note was the decision in January to sell the Fund's holdings in Nokia, the world's largest cellular phone manufacturer based in Finland. Capacity for manufacturing cellular telephones remains much higher than forecasted demand, suggesting that oversupply, price declines and margin pressures lie ahead.

      Recent declines in interest rates have not yet spurred a re-acceleration of capital spending nor boosted consumer demand. However, lower rates do provide some support for the financial markets as valuation measures become more reasonable.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
      Over the long-term, implementation of European fiscal, corporate and pension reforms, along with historically low levels of inflation and unemployment, remain long-term drivers of European market performance.

      The Japanese market remains the greatest enigma. Domestic growth is turning sour once more, while beneficiaries of the weakening yen, leading exporters feel the bite of slower growth abroad. With many stocks hovering near 10-15 year lows, Japan is the market to watch.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                       Including Sales Charge               Excluding Sales Charge
                                     -----------------------------    ------------------------------
                                                           Since                                Since
                                    6-Month*   1-Year     Inception   6-Month*      1-Year      Inception
    CLASS A                        (21.00)    (31.65)       5.84       (16.18)       (27.50)     7.64
    CLASS B                        (20.57)    (31.61)       6.15       (16.49)       (28.09)     6.88
    CLASS C                        (17.38)    (28.79)       6.87       (16.57)       (28.09)     6.87
    INSTITUTIONAL CLASS                                                (16.06)       (27.32)     7.81
    BENCHMARK
      MSCI/EAFE INDEX                                                   (16.02)      (25.86)     1.13(3)

    *RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS
    (AS OF MARCH 31, 2001)
    BETA*                                           1.15
    PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)   20.1x
    PRICE TO BOOK RATIO                             3.1x
    MEDIAN MARKET CAP. ($B)                        18.9
    NUMBER OF HOLDINGS                             71
    PORTFOLIO TURNOVER                             21%

    TEN LARGEST EQUITY HOLDINGS(4)
    (AS OF MARCH 31, 2001)
    ELAN CORP PLC                                    2.85%
    ROYAL BANK SCOTLAND PLC                          2.61%
    GROUPE DANONE ADR                                2.61%
    NINTENDO CO LIMITED                              2.35%
    RYANAIR HOLDINGS PLC                             2.34%
    TOTAL FINA ELF                                   2.33%
    JULIUS BAER HOLDING LIMITED                      2.15%
    NESTLE S.A.                                      2.10%
    NOVARTIS AG                                      1.87%
    ALLIANZ AG                                       1.81%

[CHART]

PORTFOLIO COMPOSITION(5) (AS OF MARCH 31, 2001)
Stock                                     85%
Repurchase Agreements                     15%

[CHART]

    GROWTH OF $10,000 INVESTMENT(6)
                                  Wells Fargo                                     Wells Fargo
                             International Equity                             International Equity
                                Fund - Class A            MSCI/EAFE Index        Fund - Class I
        9/24/1997                   $9,425                     $10,000              $10,000
        9/30/1997                   $9,510                     $10,560              $10,090
       10/31/1997                   $8,954                      $9,748               $9,500
       11/30/1997                   $9,029                      $9,649               $9,580
       12/31/1997                   $9,116                      $9,732               $9,672
        1/31/1998                   $9,323                     $10,177               $9,892
        2/28/1998                   $9,955                     $10,831              $10,562
        3/31/1998                  $10,417                     $11,164              $11,052
        4/30/1998                  $10,605                     $11,255              $11,252
        5/31/1998                  $10,596                     $11,203              $11,242
        6/30/1998                  $10,746                     $11,290              $11,402
        7/31/1998                  $10,869                     $11,408              $11,532
        8/31/1998                   $9,135                      $9,997               $9,692
        9/30/1998                   $8,823                      $9,693               $9,362
       10/31/1998                   $9,606                     $10,706              $10,192
       11/30/1998                  $10,162                     $11,257              $10,782
       12/31/1998                  $10,577                     $11,704              $11,222
        1/31/1999                  $10,756                     $11,672              $11,412
        2/28/1999                  $10,567                     $11,397              $11,212
        3/31/1999                  $10,897                     $11,875              $11,562
        4/30/1999                  $11,312                     $12,359              $12,002
        5/29/1999                  $10,926                     $11,725              $11,592
        6/30/1999                  $11,548                     $12,184              $12,252
        7/31/1999                  $11,906                     $12,550              $12,632
        8/31/1999                  $11,802                     $12,599              $12,522
        9/30/1999                  $11,972                     $12,729              $12,702
       10/31/1999                  $12,670                     $13,206              $13,442
       11/30/1999                  $14,065                     $13,664              $14,933
       12/31/1999                  $15,988                     $14,891              $17,002
        1/31/2000                  $15,310                     $13,946              $16,286
        2/29/2000                  $16,638                     $14,321              $17,697
        3/31/2000                  $16,839                     $14,876              $17,922
        4/30/2000                  $15,807                     $14,094              $16,828
        5/31/2000                  $14,822                     $13,750              $15,774
        6/30/2000                  $15,606                     $14,288              $16,613
        7/31/2000                  $15,291                     $13,689              $16,286
        8/31/2000                  $15,568                     $13,808              $16,582
        9/30/2000                  $14,564                     $13,136              $15,518
       10/31/2000                  $14,172                     $12,826              $15,099
       11/30/2000                  $13,408                     $12,345              $14,291
       12/31/2000                  $13,878                     $12,783              $14,792
        1/31/2001                  $14,220                     $12,776              $15,169
        2/28/2001                  $13,106                     $11,818              $13,977
        3/31/2001                  $12,208                     $11,030              $13,026


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

(3)  The published return closest to the Fund's inception date of 09/24/97.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares since inception with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

LARGE COMPANY GROWTH FUND                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
    The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Peregrine Capital Management, Inc.
FUND MANAGERS
    John Dale, CFA
    Gary Nussbaum, CFA

INCEPTION DATE
    12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
      The Fund's Class A shares returned (30.03)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index(2) (the S&P), that returned (18.75)% during the period. The Fund's Class A shares distributed no dividend income and $0.88 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      Virtually all domestic equity indices declined over the past six months, with growth stocks experiencing the worst of the nation's deepening economic downturn. Even the highest quality growth stocks -- which once shielded investors from troubled markets -- have declined by up to 60%, including many of the Fund's blue-chip holdings. For example, Cisco, Intel, JDS Uniphase and EMC, a quartet of bellwether stocks, performed poorly amid the technology sell-off.

      The current market environment provided the Fund with a unique buying opportunity, as many excellent stocks had become severely undervalued. The Fund began portfolio revisions in the fourth quarter of 2000 by purchasing shares of Home Depot. Activity in the first quarter of 2001 involved the sale of the Fund's remaining positions in LM Ericsson and Schlumberger and the subsequent purchase of Morgan Stanley Dean Witter and Enron. In addition, the Fund significantly added to its holdings of Costco.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
      Despite a volatile marketplace characterized by rapidly changing economic crosscurrents, the Fund will continue to pursue its strategy of investing in dominant, high-unit volume growth businesses that add value to their customers' lives. The Fund also believes that the market correction that began nearly one year ago should set the stage for solid long-term equity returns. The Fund believes it is well-positioned to benefit from improving market conditions, as times like these are usually followed by opportunities to earn attractive returns.
--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 6, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                 LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                        Including Sales Charge               Excluding Sales Charge
                                                   ----------------------------------    -----------------------------------
                                                   6-Month*   1-Year  5-Year   10-Year    6-Month*  1-Year   5-Year  10-Year
    CLASS A                                         (34.05)    (36.98) 16.13    14.82      (30.03)   (33.13)  17.51    15.50
    CLASS B                                         (33.66)    (36.78) 16.55    14.71      (30.22)   (33.50)  16.77    14.71
    CLASS C                                         (30.91)    (34.15) 16.77    14.71      (30.23)   (33.49)  16.77    14.71
    INSTITUTIONAL CLASS                                                                    (29.96)   (33.00)  17.63    15.56
    BENCHMARK
      S&P 500 INDEX                                                                        (18.75)   (21.68)  14.18    14.42

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

    FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
    BETA*                                          1.32
    PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)    29x
    PRICE TO BOOK RATIO                            8.6x
    MEDIAN MARKET CAP. ($B)                        36.9
    NUMBER OF HOLDINGS                             34
    PORTFOLIO TURNOVER                              9%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
  THE BENCHMARK BETA IS 1.00 BY DEFINITION.

    TEN LARGEST EQUITY HOLDINGS(3)
    (AS OF MARCH 31, 2001)
    MICROSOFT CORPORATION                            6.32%
    HOME DEPOT INCORPORATED                          6.11%
    PFIZER INCORPORATED                              5.91%
    MEDTRONIC, INCORPORATED                          5.69%
    AMERICAN INTERNATIONAL GROUP                     5.49%
    GOLDMAN SACHS                                    5.47%
    COSTCO WHOLESALE CORPORATION                     4.87%
    INTEL CORPORATION                                4.86%
    FIRST DATA CORPORATION                           4.03%
    PAYCHEX, INCORPORATED                            3.89%

[CHART]

SECTOR DISTRIBUTION(4)
(AS OF MARCH 31, 2001)
Technology                              27%
Financial                               20%
Commercial Services                     19%
Health Care                             17%
Consumer Cyclical                       12%
Cash                                     2%
Energy                                   2%
Consumer Non-Cyclical                    1%

[CHART]

GROWTH OF $10,000 INVESTMENT(5)
                                   Wells Fargo                                    Wells Fargo
                              Large Company Growth                            Large Company Growth
                                Fund - Class A            S&P 500 Index          Fund - Class I
        3/31/1991                   $9,425                    $10,000               $10,000
        4/30/1991                   $9,345                    $10,024                $9,916
        5/31/1991                  $10,106                    $10,456               $10,723
        6/30/1991                   $9,600                     $9,977               $10,186
        7/31/1991                  $10,355                    $10,442               $10,987
        8/31/1991                  $10,795                    $10,690               $11,454
        9/30/1991                  $10,487                    $10,511               $11,128
       10/31/1991                  $10,949                    $10,652               $11,617
       11/30/1991                  $11,033                    $10,223               $11,706
       12/31/1991                  $12,608                    $11,392               $13,378
        1/31/1992                  $12,333                    $11,180               $13,086
        2/29/1992                  $12,261                    $11,325               $13,009
        3/31/1992                  $11,861                    $11,104               $12,585
        4/30/1992                  $11,668                    $11,430               $12,379
        5/31/1992                  $11,878                    $11,486               $12,603
        6/30/1992                  $11,330                    $11,315               $12,022
        7/31/1992                  $11,876                    $11,778               $12,601
        8/31/1992                  $11,583                    $11,537               $12,290
        9/30/1992                  $11,779                    $11,672               $12,498
       10/31/1992                  $12,057                    $11,712               $12,792
       11/30/1992                  $12,841                    $12,111               $13,625
       12/31/1992                  $12,841                    $12,260               $13,625
        1/31/1993                  $12,743                    $12,362               $13,520
        2/28/1993                  $12,235                    $12,531               $12,982
        3/31/1993                  $12,678                    $12,795               $13,452
        4/30/1993                  $11,601                    $12,486               $12,309
        5/31/1993                  $12,170                    $12,820               $12,913
        6/30/1993                  $12,014                    $12,857               $12,747
        7/31/1993                  $12,123                    $12,806               $12,864
        8/31/1993                  $12,569                    $13,292               $13,336
        9/30/1993                  $12,687                    $13,190               $13,461
       10/31/1993                  $12,876                    $13,463               $13,662
       11/30/1993                  $12,537                    $13,334               $13,301
       12/31/1993                  $12,795                    $13,495               $13,576
        1/31/1994                  $13,264                    $13,954               $14,074
        2/28/1994                  $13,139                    $13,576               $13,941
        3/31/1994                  $12,554                    $12,984               $13,320
        4/30/1994                  $12,478                    $13,150               $13,240
        5/31/1994                  $12,599                    $13,366               $13,368
        6/30/1994                  $11,884                    $13,038               $12,610
        7/31/1994                  $12,477                    $13,467               $13,238
        8/31/1994                  $13,021                    $14,019               $13,816
        9/30/1994                  $12,788                    $13,676               $13,569
       10/31/1994                  $13,078                    $13,983               $13,876
       11/30/1994                  $12,525                    $13,474               $13,290
       12/31/1994                  $12,658                    $13,674               $13,431
        1/31/1995                  $12,918                    $14,028               $13,706
        2/28/1995                  $13,241                    $14,574               $14,049
        3/31/1995                  $13,633                    $15,004               $14,465
        4/28/1995                  $13,991                    $15,445               $14,845
        5/31/1995                  $14,425                    $16,061               $15,306
        6/30/1995                  $15,471                    $16,434               $16,415
        7/31/1995                  $16,228                    $16,979               $17,218
        8/31/1995                  $16,375                    $17,021               $17,375
        9/29/1995                  $17,070                    $17,739               $18,111
       10/31/1995                  $16,544                    $17,676               $17,553
       11/30/1995                  $16,880                    $18,451               $17,910
       12/29/1995                  $16,359                    $18,806               $17,358
        1/31/1996                  $16,791                    $19,446               $17,816
        2/29/1996                  $17,577                    $19,627               $18,650
        3/31/1996                  $17,775                    $19,815               $18,860
        4/30/1996                  $18,504                    $20,106               $19,634
        5/31/1996                  $19,092                    $20,623               $20,257
        6/30/1996                  $18,837                    $20,701               $19,987
        7/31/1996                  $17,790                    $19,786               $18,875
        8/31/1996                  $17,980                    $20,204               $19,078
        9/30/1996                  $19,651                    $21,339               $20,850
       10/31/1996                  $19,495                    $21,928               $20,685
       11/30/1996                  $20,734                    $23,584               $22,000
       12/31/1996                  $20,467                    $23,117               $21,716
        1/31/1997                  $22,108                    $24,559               $23,457
        2/28/1997                  $21,609                    $24,753               $22,927
        3/31/1997                  $20,075                    $23,739               $21,300
        4/30/1997                  $21,644                    $25,153               $22,965
        5/31/1997                  $23,278                    $26,690               $24,699
        6/30/1997                  $24,505                    $27,878               $26,001
        7/31/1997                  $26,766                    $30,094               $28,400
        8/31/1997                  $25,290                    $28,409               $26,833
        9/30/1997                  $27,052                    $29,963               $28,703
       10/31/1997                  $26,032                    $28,962               $27,620
       11/30/1997                  $26,831                    $30,303               $28,468
       12/31/1997                  $27,293                    $30,824               $28,959
        1/31/1998                  $28,010                    $31,163               $29,720
        2/28/1998                  $30,231                    $33,410               $32,076
        3/31/1998                  $31,010                    $35,121               $32,902
        4/30/1998                  $31,819                    $35,479               $33,761
        5/31/1998                  $30,793                    $34,869               $32,673
        6/30/1998                  $33,600                    $36,285               $35,651
        7/31/1998                  $33,670                    $35,900               $35,724
        8/31/1998                  $28,049                    $30,712               $29,761
        9/30/1998                  $30,686                    $32,681               $32,559
       10/31/1998                  $32,935                    $35,338               $34,947
       11/30/1998                  $36,064                    $37,480               $38,277
       12/31/1998                  $40,386                    $39,638               $42,862
        1/31/1999                  $43,678                    $41,307               $46,367
        2/28/1999                  $41,839                    $40,018               $44,418
        3/31/1999                  $44,434                    $41,619               $47,178
        4/30/1999                  $44,619                    $43,230               $47,387
        5/29/1999                  $43,062                    $42,210               $45,731
        6/30/1999                  $46,850                    $44,506               $49,771
        7/31/1999                  $44,560                    $43,116               $47,354
        8/31/1999                  $44,671                    $42,903               $47,471
        9/30/1999                  $42,966                    $41,727               $45,672
       10/31/1999                  $46,673                    $44,368               $49,612
       11/30/1999                  $48,378                    $45,269               $51,436
       12/31/1999                  $53,697                    $47,935               $57,095
        1/31/2000                  $52,316                    $45,529               $55,646
        2/29/2000                  $53,295                    $44,668               $56,692
        3/31/2000                  $59,570                    $49,037               $63,380
        4/30/2000                  $57,263                    $47,561               $60,928
        5/31/2000                  $53,447                    $46,586               $56,881
        6/30/2000                  $57,559                    $47,737               $61,271
        7/31/2000                  $57,741                    $46,992               $61,468
        8/31/2000                  $61,201                    $49,910               $65,163
        9/30/2000                  $56,929                    $47,275               $60,628
       10/31/2000                  $56,899                    $47,076               $60,602
       11/30/2000                  $52,081                    $43,367               $55,483
       12/31/2000                  $51,649                    $43,185               $55,029
        1/31/2000                  $52,463                    $44,718               $55,906
        2/28/2000                  $44,504                    $40,639               $47,427
        3/31/2000                  $39,833                    $38,063               $42,466

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4)  Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
    The Wells Fargo Mid Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGERS
    Tom Zeifang, CFA
    Chris Greene

INCEPTION DATE
    10/16/00

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
      The Fund's Class A shares returned (45.60)%(1) from its inception on October 16, 2000, through the period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Russell Midcap-Registered Trademark- Index(2), which returned (8.99)% since inception. The Funds Class A shares distributed no dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      The performance of all growth funds over the past six months has reflected a slowing U.S. economy and its subsequent impact on corporate revenues. Within this difficult environment, higher growth stocks have significantly underperformed slower growing stocks -- a trend expected to reverse itself later in the year.

      The Fund's technology holdings, which represent a significant portion of portfolio assets, fell in value as investors soured on technology stocks. Ariba, Celegene and MedImmune represented several of the Fund's weaker holdings, while shares of Openwave and Mercury Interactive also plummeted despite the companies' solid earnings and growth prospects. On the plus side of the ledger, the Fund's retail and energy holdings, including Williams-Sonoma and NRG Energy, performed well due to attractive earnings.

      Unlike comparable funds, the Fund remained committed to its investment strategy during the period, keeping its sector allocations in line with the Russell Midcap(R) Growth Index. However, the Fund sold several of its technology holdings, investing the proceeds in financial services companies. In all, the Fund's commitment to its objective -- coupled with its commitment to remain fully invested in the market -- may have impacted its short-term performance relative to similar mutual funds. Nonetheless, the Fund seeks to remain positioned to profit from an eventual market upswing.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
      The Fund believes that a stabilizing economy will enable growth companies to rally from their current depressed levels. Although no one knows when the economy will stabilize, history shows that once conditions improve, investors will return to the faster growing companies. Though volatility remains a fact of life in the growth arena, the Fund believes that healthy returns are available over the long run via mid cap growth stocks.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)

                                                        Including Sales Charge               Excluding Sales Charge
                                                    -------------------------------      --------------------------------
                                                      3-Month*     Since Inception        3-Month*       Since Inception
    CLASS A                                               NA              (48.73)           (33.50)            (45.60)
    CLASS B                                               NA              (48.51)           (33.66)            (45.80)
    CLASS C                                               NA              (46.24)           (33.54)            (45.70)
    BENCHMARK
      RUSSELL MIDCAP-Registered Trademark- INDEX                                            (10.49)             (8.99)(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

    FUND CHARACTERISTICS
    (AS OF MARCH 31, 2001)
    PRICE TO EARNINGS (TRAILING 12 MONTHS)         23.9x
    PRICE TO BOOK RATIO                             4.55
    MEDIAN MARKET CAP. ($B)                         4.0
    NUMBER OF HOLDINGS                             120
    PORTFOLIO TURNOVER                             191%

    TEN LARGEST EQUITY HOLDINGS(4)
    (AS OF MARCH 31, 2001)
    CONCORD EFS INCORPORATED                         2.16%
    FOREST LABORATORIES INCORPORATED                 2.04%
    BJ'S WHOLESALE CLUB INCORPORATED                 1.91%
    NASDAQ-100 SHARES                                1.84%
    MICROCHIP TECHNOLOGY INCORPORATED                1.81%
    LABORATORY CORPORATION OF AMERICA                1.73%
    FAMILY DOLLAR STORES INCORPORATED                1.64%
    SEALED AIR CORPORATION                           1.62%
    KING PHARMACEUTICALS INCORPORATED                1.55%
    DOLLAR GENERAL CORPORATION                       1.52%

[CHART]

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)
Technology                              32%
Health Care                             21%
Financial                               10%
Consumer Cyclical                        9%
Cash                                     7%
Energy                                   6%
Basic Materials                          5%
Commercial Services                      3%
Utilities                                3%
Consumer Services                        2%
Transportation                           1%
Telecommunications                       1%

[CHART]

GROWTH OF $10,000 INVESTMENT(6)

                                 Wells Fargo
                           Mid Cap Growth Fund - Class A                 Russell Mid Cap Index
       10/16/2000                  $9,425                                        $10,000
       10/31/2000                  $9,255                                         $9,846
       11/30/2000                  $7,276                                         $8,960
       12/31/2000                  $7,710                                         $9,642
        1/31/2001                  $7,710                                         $9,797
        2/28/2001                  $6,145                                         $9,200
        3/31/2001                  $5,127                                         $8,630


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance including sales charges, assumes the maximum CDSC for the corresponding time period.

(2) The Russell Midcap-Registered Trademark- Index consists of the bottom 800 securities of the Russell 1000 Index with higher-than-average growth orientation as ranked by the total market capitalization. Securities in this index generally have higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. You cannot invest directly in an index.

(3)  The published return closest to the Fund's inception date of 10/16/00.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Sector distribution is subject to change.

(6) The chart compares the performance of the Wells Fargo Mid Cap Growth Fund Class A shares since inception with the Russell Midcap-Registered Trademark-Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
    The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGERS
    Tom Zeifang, CFA
    Chris Greene

INCEPTION DATE
    11/01/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
      The Fund's Class A shares returned (52.64)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Russell 2000 Index(2), which returned (12.96)% during the period. The Fund's Class A shares distributed no dividend income and $7.85 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      As was true for the market in general, the overriding factor affecting the Fund during the six-month period was the rapid slowing of both economic and earnings growth -- and their impact on small-cap growth stocks. At the same time, the Fund avoided "style drift" -- the gravitation toward mid-cap issues to boost performance -- which put the Fund at a disadvantage at a time when concerns over the economy fell heaviest on high growth, high multiple small cap stocks. Indeed, the period began with the Russell 2000 Growth Index dropping 20% in the fourth quarter of 2000, underperforming the Russell 2000 Index by 28%, the widest margin since 1979. That trend continued into the first quarter of 2001 with a 16% performance gap between the two sub-indices. This was one of the few times in history that the quarterly margins favoring small cap value stocks has exceeded 10 percentage points.

      Technology stocks primarily affected Fund performance. Even strong technology companies with solid growth prospects, such as Manugistics and Netegrity, posted severe losses amid the tech sectors unparalleled sell-off. Although Fund strategy is to keep sector allocation roughly in line with the Russell 2000 Index, financial services companies are currently more represented in the portfolio at the expense of technology-related issues.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
      Although investor pessimism remains evident, the Fund believes that a stabilizing economy would help growth companies overcome their depressed levels. While markets may remain volatile into the near future, the Fund believes that excess returns are available over the long term in small-cap growth stocks.
--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)

                                              Including Sales Charge                      Excluding Sales Charge
                                     --------------------------------------------   -----------------------------------------
                                     6-Month*   1-Year    5-Year  Since Inception   6-Month*  1-Year  5-Year  Since Inception
    CLASS A                           (55.36)    (54.73)   3.90      14.90          (52.64)   (51.96)   5.14    15.97
    CLASS B                           (54.60)    (54.15)   4.19      15.21          (52.81)   (52.34)   4.44    15.21
    CLASS C                           (53.18)    (52.70)   4.43      15.19          (52.82)   (52.34)   4.43    15.19
    INSTITUTIONAL CLASS                                                             (52.62)   (51.94)   5.95    16.75
    BENCHMARK
      RUSSELL 2000 INDEX                                                            (12.96)   (15.33)   7.76    10.82(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

     FUND CHARACTERISTICS
    (AS OF MARCH 31, 2001)
    BETA*                                          1.22
    PRICE TO EARNINGS RATIO (TRAILING 12 MO.)     24.1x
    MEDIAN MARKET CAP. ($B)                        1.0
    NUMBER OF HOLDINGS                             128
    PORTFOLIO TURNOVER                             153%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

    TEN LARGEST EQUITY HOLDINGS(4)
    (AS OF MARCH 31, 2001)
    EFUNDS CORPORATION                               3.25%
    ORION POWER HOLDINGS INCORPORATED                2.31%
    EXAR CORPORATION                                 1.98%
    BJ'S WHOLESALE CLUB INCORPORATED                 1.93%
    FIRST HORIZON PHARMACUTICAL                      1.68%
    HEALTH NET INCORPORATED                          1.67%
    NETIQ CORPORATION                                1.66%
    INVESTMENT TECHNOLOGY GROUP                      1.66%
    LABORATORY CORPORATION OF AMERICA                1.64%
    ARTHUR J GALLAGHER & COMPANY                     1.61%

[CHART]

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)
Technology                              28%
Health Care                             23%
Consumer Cyclical                       13%
Financial                               12%
Commercial Services                      9%
Energy                                   6%
Industrials                              3%
Utilities                                2%
Transportation                           2%
Consumer Services                        2%

[CHART]

    GROWTH OF $10,000 INVESTMENT(6)
                                 Wells Fargo                                                Wells Fargo
                      Small Cap Growth Fund - Class A      Russell 2000 Index       Small Cap Growth Fund - Class I
       10/31/1994                  $9,425                       $10,000                      $10,000
       11/30/1994                  $9,548                        $9,596                      $10,120
       12/31/1994                  $9,943                        $9,853                      $10,560
        1/31/1995                  $9,972                        $9,729                      $10,590
        2/28/1995                 $10,518                       $10,134                      $11,170
        3/31/1995                 $11,074                       $10,307                      $11,770
        4/28/1995                 $11,385                       $10,536                      $12,100
        5/31/1995                 $11,631                       $10,717                      $12,370
        6/30/1995                 $12,856                       $11,273                      $13,670
        7/31/1995                 $14,260                       $11,923                      $15,170
        8/31/1995                 $14,288                       $12,169                      $15,200
        9/29/1995                 $15,174                       $12,387                      $16,150
       10/31/1995                 $14,703                       $11,834                      $15,650
       11/30/1995                 $16,098                       $12,331                      $17,150
       12/29/1995                 $16,814                       $12,656                      $17,910
        1/31/1996                 $17,144                       $12,642                      $18,260
        2/29/1996                 $18,134                       $13,037                      $19,320
        3/31/1996                 $18,963                       $13,303                      $20,210
        4/30/1996                 $21,489                       $14,014                      $22,910
        5/31/1996                 $23,148                       $14,566                      $24,680
        6/30/1996                 $21,404                       $13,968                      $22,830
        7/31/1996                 $18,266                       $12,748                      $19,490
        8/31/1996                 $20,217                       $13,489                      $21,580
        9/30/1996                 $20,649                       $14,016                      $22,450
       10/31/1996                 $19,260                       $13,801                      $20,930
       11/30/1996                 $19,711                       $14,369                      $21,430
       12/31/1996                 $20,327                       $14,746                      $22,110
        1/31/1997                 $20,631                       $15,041                      $22,440
        2/28/1997                 $18,773                       $14,675                      $20,430
        3/31/1997                 $17,457                       $13,982                      $19,010
        4/30/1997                 $16,519                       $14,022                      $18,000
        5/31/1997                 $20,134                       $15,582                      $21,940
        6/30/1997                 $21,771                       $16,251                      $23,730
        7/31/1997                 $22,636                       $17,006                      $24,690
        8/31/1997                 $23,353                       $17,396                      $25,470
        9/30/1997                 $25,873                       $18,669                      $28,230
       10/31/1997                 $24,016                       $17,850                      $26,210
       11/30/1997                 $23,151                       $17,733                      $25,280
       12/31/1997                 $22,582                       $18,044                      $24,668
        1/31/1998                 $22,211                       $17,759                      $24,275
        2/28/1998                 $23,704                       $19,071                      $25,921
        3/31/1998                 $25,668                       $19,857                      $28,078
        4/30/1998                 $25,598                       $19,966                      $28,013
        5/31/1998                 $23,574                       $18,890                      $25,812
        6/30/1998                 $24,295                       $18,930                      $26,618
        7/31/1998                 $22,111                       $17,396                      $24,243
        8/31/1998                 $16,571                       $14,018                      $18,174
        9/30/1998                 $17,893                       $15,116                      $19,634
       10/31/1998                 $17,893                       $15,732                      $19,645
       11/30/1998                 $19,246                       $16,557                      $21,138
       12/31/1998                 $21,233                       $17,581                      $23,339
        1/31/1999                 $22,371                       $17,815                      $24,588
        2/28/1999                 $19,977                       $16,372                      $21,973
        3/31/1999                 $21,656                       $16,628                      $23,834
        4/30/1999                 $23,693                       $18,117                      $26,084
        5/29/1999                 $24,267                       $18,382                      $26,732
        6/30/1999                 $26,769                       $19,213                      $29,501
        7/31/1999                 $27,094                       $18,686                      $29,890
        8/31/1999                 $26,791                       $17,995                      $29,548
        9/30/1999                 $28,416                       $17,999                      $31,410
       10/31/1999                 $32,338                       $18,072                      $35,769
       11/30/1999                 $37,032                       $19,151                      $40,968
       12/31/1999                 $46,438                       $21,319                      $51,390
        1/31/2000                 $47,053                       $20,976                      $52,072
        2/29/2000                 $58,399                       $24,439                      $64,642
        3/31/2000                 $50,721                       $22,829                      $56,150
        4/30/2000                 $44,273                       $21,454                      $48,996
        5/31/2000                 $39,292                       $20,204                      $43,489
        6/30/2000                 $49,478                       $21,965                      $54,774
        7/31/2000                 $46,426                       $21,258                      $51,403
        8/31/2000                 $52,637                       $22,880                      $58,273
        9/30/2000                 $51,442                       $22,207                      $56,961
       10/31/2000                 $44,308                       $21,217                      $49,061
       11/30/2000                 $33,151                       $19,038                      $36,709
       12/31/2000                 $35,597                       $20,673                      $39,407
        1/31/2001                 $35,799                       $21,750                      $39,644
        2/28/2001                 $28,440                       $20,317                      $31,505
        3/31/2001                 $24,364                       $19,324                      $26,988


For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The published return closest to Fund's inception date of 11/01/94.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Sector distribution is subject to change.

(6) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------



SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
    The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks to provide long-term capital appreciation.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Schroder Investment Management North America Inc.

FUND MANAGER
    Ira Unschuld

INCEPTION DATE
    08/01/93

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
      The Fund's Class A shares returned (4.42)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund significantly outperformed its benchmark, the Russell 2000 Index(2), which returned (12.96)% during the period. The Fund's Class A shares distributed no dividend income and $2.47 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      Against a backdrop of a global economic slowdown, profit warnings and the collapse of the technology sector, the Fund performed well relative to its benchmark. Effective stock selection among consumer cyclicals and health care stocks sparked Fund performance. More specifically, two large portfolio holdings -- Alliant Techsystems, an aerospace company, and DaVita, Incorporated, the nation's second largest dialysis services company -- contributed to the Fund's performance. In contrast, PerkinElmer, Incorporated, a global technology company -- and another key portfolio holding -- detracted from Fund performance. Relative to its benchmark, the Fund underperformed in the business services and transportation sectors based on stock selection.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
      Given the current investment environment, the Fund believes that corporate profits may continue to fall. Yet, future interest rate cuts fare well for global economies. The Fund will continue to purchase companies with strong fundamentals and earnings growth, employing a bottom-up stock selection process seeking to identify attractive investment opportunities.

-------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 9, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to November 8, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class B sales charges and expenses.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance, including sales charges, assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
-------------------------------------------------------------------------------

    AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
----------------------------------------------------------------------------------------------------------------------------
                                             Including Sales Charge                      Excluding Sales Charge
                                    ------------------------------------------   -------------------------------------------
                                    6-Month*  1-Year  5-Year   Since Inception   6-Month*  1-Year   5-Year   Since Inception
    CLASS A                          (9.92)   (1.23)   11.84        16.80          (4.42)    4.79    13.17        17.70
    CLASS B                          (9.12)   (0.71)   13.24        16.83          (4.78)    4.04    13.48        16.83
    INSTITUTIONAL CLASS                                                            (4.38)    4.94    13.22        17.74
    BENCHMARK
      RUSSELL 2000 INDEX                                                          (12.96)  (15.33)    7.76        10.29(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

    FUND CHARACTERISTICS
    (AS OF MARCH 31, 2001)
-----------------------------------------------------------
    BETA*                                           0.69
    PRICE TO EARNINGS RATIO (TRAILING 12 MO.)      24.6X
    PRICE TO BOOK RATIO                            3.12X
    WEIGHTED MEDIAN MARKET CAP. ($B)                1.25
    NUMBER OF HOLDINGS                               104
    PORTFOLIO TURNOVER                               62%

*   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
    THE BENCHMARK BETA IS 1.00 BY DEFINITION.


    TEN LARGEST EQUITY HOLDINGS(4)
    (AS OF MARCH 31, 2001)
-----------------------------------------------------------
    RENT-A-CENTER INCORPORATED                       1.97%
    AFFILIATED COMPUTER CL A                         1.74%
    CEC ENTERTAINMENT INCORPORATED                   1.68%
    KINDER MORGAN INCORPORATED                       1.61%
    AMERICREDIT CORPORATION                          1.49%
    INVACARE CORPORATION                             1.47%
    HANOVER COMPRESSOR COMPANY                       1.44%
    REHABCARE GROUP INCORPORATED                     1.44%
    ADVANCEPCS                                       1.41%
    ANCHOR GAMING                                    1.37%

[CHART]

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)
-----------------------------------------------------------
Health Care                             20%
Technology                              13%
Financial                               11%
Cash                                    10%
Consumer Cyclical                        9%
Energy                                   9%
Consumer Services                        9%
Commercial Services                      8%
Consumer Non-Cyclical                    3%
Industrials                              3%
Utilities                                3%
Basic Materials                          2%

[CHART]
    GROWTH OF $10,000 INVESTMENT(6)
-----------------------------------------------------------

                  Wells Fargo Small Cap Opportunities      Russell 2000 Index    Wells Fargo Small Cap Opportunities
                  Fund - Class A                                                 Fund - Class I
    7/31/1993                    $9,425                          $10,000                       $10,000
    8/31/1993                    $9,755                          $10,200                       $10,350
    9/30/1993                   $10,198                           $9,952                       $10,820
   10/31/1993                   $10,358                           $9,482                       $10,990
   11/30/1993                   $10,094                           $9,509                       $10,710
   12/31/1993                   $10,558                          $10,567                       $11,202
    1/31/1994                   $10,985                          $11,021                       $11,656
    2/28/1994                   $11,128                          $11,533                       $11,807
    3/31/1994                   $10,577                          $11,797                       $11,222
    4/30/1994                   $10,729                          $12,661                       $11,384
    5/31/1994                   $10,691                          $12,105                       $11,343
    6/30/1994                   $10,501                          $12,026                       $11,142
    7/31/1994                   $10,625                          $12,237                       $11,273
    8/31/1994                   $11,232                          $12,043                       $11,918
    9/30/1994                   $10,995                          $12,933                       $11,666
   10/31/1994                   $11,213                          $13,466                       $11,897
   11/30/1994                   $10,729                          $12,922                       $11,384
   12/31/1994                   $11,028                          $13,269                       $11,701
    1/31/1995                   $11,077                          $13,101                       $11,753
    2/28/1995                   $11,668                          $13,646                       $12,380
    3/31/1995                   $12,022                          $13,880                       $12,756
    4/28/1995                   $12,337                          $14,188                       $13,090
    5/31/1995                   $12,613                          $14,432                       $13,383
    6/30/1995                   $13,155                          $15,181                       $13,957
    7/31/1995                   $14,248                          $16,055                       $15,117
    8/31/1995                   $14,779                          $16,388                       $15,681
    9/29/1995                   $15,291                          $16,681                       $16,224
   10/31/1995                   $14,907                          $15,935                       $15,817
   11/30/1995                   $15,724                          $16,605                       $16,684
   12/29/1995                   $16,441                          $17,043                       $17,444
    1/31/1996                   $16,362                          $17,024                       $17,360
    2/29/1996                   $16,810                          $17,555                       $17,835
    3/31/1996                   $17,705                          $17,914                       $18,785
    4/30/1996                   $18,824                          $18,872                       $19,973
    5/31/1996                   $19,944                          $19,615                       $21,160
    6/30/1996                   $19,283                          $18,809                       $20,460
    7/31/1996                   $17,828                          $17,167                       $18,916
    8/31/1996                   $18,377                          $18,165                       $19,498
    9/30/1996                   $19,429                          $18,875                       $20,614
   10/31/1996                   $19,283                          $18,584                       $20,472
   11/30/1996                   $19,921                          $19,350                       $21,148
   12/31/1996                   $20,150                          $19,857                       $21,391
    1/31/1997                   $20,575                          $20,254                       $21,831
    2/28/1997                   $20,564                          $19,762                       $21,831
    3/31/1997                   $19,802                          $18,829                       $21,022
    4/30/1997                   $19,870                          $18,882                       $21,094
    5/31/1997                   $22,211                          $20,983                       $23,577
    6/30/1997                   $23,510                          $21,883                       $24,944
    7/31/1997                   $24,630                          $22,901                       $26,144
    8/31/1997                   $25,179                          $23,426                       $26,715
    9/30/1997                   $26,892                          $25,140                       $28,545
   10/31/1997                   $25,671                          $24,037                       $27,238
   11/30/1997                   $25,470                          $23,880                       $27,036
   12/31/1997                   $25,677                          $24,298                       $27,256
    1/31/1998                   $25,161                          $23,914                       $26,695
    2/28/1998                   $26,860                          $25,682                       $28,498
    3/31/1998                   $28,524                          $26,740                       $30,264
    4/30/1998                   $28,558                          $26,887                       $30,300
    5/31/1998                   $27,089                          $25,438                       $28,754
    6/30/1998                   $27,124                          $25,491                       $28,790
    7/31/1998                   $25,264                          $23,426                       $26,805
    8/31/1998                   $20,305                          $18,877                       $21,544
    9/30/1998                   $20,822                          $20,355                       $22,092
   10/31/1998                   $21,591                          $21,185                       $22,908
   11/30/1998                   $22,888                          $22,296                       $24,284
   12/31/1998                   $23,284                          $23,676                       $24,704
    1/31/1999                   $22,824                          $23,990                       $24,216
    2/28/1999                   $21,353                          $22,047                       $22,655
    3/31/1999                   $21,364                          $22,391                       $22,667
    4/30/1999                   $22,778                          $24,397                       $24,179
    5/29/1999                   $23,559                          $24,754                       $25,009
    6/30/1999                   $25,122                          $25,873                       $26,655
    7/31/1999                   $24,743                          $25,164                       $26,264
    8/31/1999                   $23,467                          $24,233                       $24,911
    9/30/1999                   $23,559                          $24,237                       $24,996
   10/31/1999                   $23,628                          $24,337                       $25,070
   11/30/1999                   $24,938                          $25,790                       $26,472
   12/31/1999                   $26,501                          $28,709                       $28,118
    1/31/2000                   $26,272                          $28,247                       $27,886
    2/29/2000                   $28,271                          $32,910                       $30,020
    3/31/2000                   $31,363                          $30,742                       $33,300
    4/30/2000                   $31,374                          $28,891                       $33,312
    5/31/2000                   $30,110                          $27,207                       $31,971
    6/30/2000                   $31,983                          $29,579                       $33,971
    7/31/2000                   $31,661                          $28,627                       $33,629
    8/31/2000                   $34,902                          $30,811                       $37,092
    9/30/2000                   $34,385                          $29,905                       $36,543
   10/31/2000                   $33,190                          $28,571                       $35,275
   11/30/2000                   $31,271                          $25,637                       $33,239
   12/31/2000                   $34,635                          $27,839                       $36,809
    1/31/2001                   $35,263                          $29,290                       $37,488
    2/28/2001                   $34,058                          $27,359                       $36,209
    3/31/2001                   $32,865                          $26,022                       $34,944

-------------------------------------------------------------------------------
(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to Fund's inception date of 8/01/93.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------



SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
    The Wells Fargo Small Cap Value Fund (the Fund) seeks capital appreciation by investing primarily in common stocks of smaller companies.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Smith Asset Management Group, L.P.

FUND MANAGER
    Steve Smith, CFA

INCEPTION DATE
    10/15/97

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
      The Fund's Institutional Class shares outperformed its benchmark, the Russell 2000 Index(1) for the six-month period ended March 31, 2001, returning (12.24)%(2), versus a return of (12.96)% for the benchmark. The Fund distributed neither dividends nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      During the period, investors continued to retreat from more richly valued technology and Internet stocks, reallocating assets to value-oriented companies able to deliver consistent earnings growth. The Fund's relatively strong performance amid a profound market downturn reflected its emphasis on small, undervalued stocks likely to report a succession of positive earnings, plus broad sector diversification. At the same time, the Fund shunned many technology stocks that bore the brunt of the market sell-off -- a strategy that contributed to performance.
      Fund performance was enhanced by the performance of its consumer staples and consumer cyclical holdings, which rose 29% and 12%, respectively. In addition, four specific stocks -- NVR Incorporated, American Freightways, Henry Schein Incorporated and DR Horton -- were portfolio standouts. In contrast, CompuCredit Corporation, one of the Fund's largest holdings, declined 62% due to loan losses.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
      Going forward, the Fund believes that investors will continue to retreat from highly valued market sectors, focusing instead on undervalued companies with consistent earnings growth potential. The Fund seeks to remain well positioned to capitalize on this ongoing investment trend.

--------------------------------------------------------------------------------
(1) The Russell 2000 Index is an unmanaged index, which measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market.. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Institutional Class shares of the Wells Fargo Small Cap Value Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Performa Small Cap Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
-------------------------------------------------------------------------------


    AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------------------------------------------------

                                                                                           Excluding Sales Charge
                                                                                  ----------------------------------------
                                                                                  6-Month*     1-Year      Since Inception

    INSTITUTIONAL CLASS                                                            (12.24)      (7.54)           (1.98)
    BENCHMARK
      RUSSELL 2000 INDEX                                                           (12.96)     (15.33)            1.00(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

    FUND CHARACTERISTICS
    (AS OF MARCH 31, 2001)
-----------------------------------------------------------
    BETA*                                          0.75
    PRICE TO EARNINGS RATIO (TRAILING 12 MO.)     12.70X
    PRICE TO BOOK RATIO                            2.3X
    MEDIAN MARKET CAP. ($B)                         1.0
    NUMBER OF HOLDINGS                               49
    PORTFOLIO TURNOVER                              50%
*   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA
    IS 1.00 BY DEFINITION.


    TEN LARGEST EQUITY HOLDINGS(4)
    (AS OF MARCH 31, 2001)
-----------------------------------------------------------
    AMERICREDIT CORPORATION                          3.15%
    GENESCO INCORPORATED                             3.13%
    NVR INCORPORATED                                 3.13%
    RENT-A-CENTER INCORPORATED                       2.83%
    HENRY SCHEIN INCORPORATED                        2.58%
    PULTE CORPORATION                                2.52%
    RARE HOSPITALITY INTERNATIONAL                   2.51%
    TALBOTS, INCORPORATED                            2.48%
    D.R. HORTON INCORPORATED                         2.47%
    PATINA OIL & GAS CORPORATION                     2.45%


[CHART]

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)(3)
-----------------------------------------------------------
Consumer Cyclical                       24%
Financial                               15%
Cash                                    11%
Energy                                  10%
Technology                               9%
Health Care                              9%
Consumer Services                        8%
Utilities                                6%
Transportation                           4%
Consumer Non-Cyclical                    2%
Industrials                              2%


[CHART]
GROWTH OF $10,000 INVESTMENT(6)
-----------------------------------------------------------

                            Wells Fargo Small Cap Value Fund - Institutional Class     Russell 2000 Index
       10/15/1997                                  $10,000                                   $10,000
       10/31/1997                                   $9,290                                    $9,561
       11/30/1997                                   $9,300                                    $9,499
       12/31/1997                                   $9,210                                    $9,665
        1/31/1998                                   $9,160                                    $9,512
        2/28/1998                                  $10,000                                   $10,215
        3/31/1998                                  $10,650                                   $10,636
        4/30/1998                                  $10,760                                   $10,695
        5/31/1998                                  $10,160                                   $10,118
        6/30/1998                                  $10,060                                   $10,140
        7/31/1998                                   $9,190                                    $9,318
        8/31/1998                                   $7,420                                    $7,509
        9/30/1998                                   $7,450                                    $8,097
       10/31/1998                                   $7,830                                    $8,427
       11/30/1998                                   $8,270                                    $8,868
       12/31/1998                                   $8,700                                    $9,417
        1/31/1999                                   $8,440                                    $9,543
        2/28/1999                                   $7,669                                    $8,770
        3/31/1999                                   $7,309                                    $8,907
        4/30/1999                                   $7,799                                    $9,705
        5/29/1999                                   $8,050                                    $9,846
        6/30/1999                                   $8,781                                   $10,291
        7/31/1999                                   $8,731                                   $10,009
        8/31/1999                                   $8,350                                    $9,639
        9/30/1999                                   $8,520                                    $9,641
       10/31/1999                                   $8,530                                    $9,680
       11/30/1999                                   $8,941                                   $10,258
       12/31/1999                                   $9,622                                   $11,420
        1/31/2000                                   $8,931                                   $11,236
        2/29/2000                                   $9,341                                   $13,091
        3/31/2000                                  $10,092                                   $12,228
        4/30/2000                                  $10,292                                   $11,492
        5/31/2000                                   $9,742                                   $10,822
        6/30/2000                                  $10,252                                   $11,766
        7/31/2000                                   $9,822                                   $11,387
        8/31/2000                                  $10,783                                   $12,256
        9/30/2000                                  $10,633                                   $11,895
       10/31/2000                                  $10,523                                   $11,365
       11/30/2000                                   $9,712                                   $10,198
       12/31/2000                                  $10,423                                   $11,074
        1/31/2000                                  $10,152                                   $11,650
        2/28/2000                                   $9,722                                   $10,883
        3/31/2000                                   $9,331                                   $10,351

--------------------------------------------------------------------------------
(3) The published return closest to the Fund's inception date of 10/15/97.
(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Small Cap Value Fund Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------



SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
    The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Peregrine Capital Management, Inc.

FUND MANAGERS
    Robert Mersky, CFA
    Paul von Kuster, CFA

INCEPTION DATE
    12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
      The Fund's Institutional Class shares returned (17.61)%(1) for the six-month period ended March 31, 2001. The Fund underperformed its benchmark, the Russell 2000 Index(2), which returned (12.96)% during the period. The Fund's Institutional Class shares distributed no dividend income or capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      The central factor affecting the Fund -- and the market in general -- during the period, was a slowing of economic and earnings growth, and their impact on small-company growth stocks. In fact, the Russell 2000 Growth Index fell 20% during the fourth quarter of 2000, underperforming the Russell 2000 Index by 28% -- the widest margin since the sub-indices' 1979 inception -- followed by a 16% margin during the first quarter of 2001.
      Weakness was widespread among small company stocks, with Network Associates (software), Maxygen (biotech), Proxim (technology) and New Power (consumer) posting declines. The Fund's health care stocks helped boost performance, as did Methanex, a small chemical company.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
      The Fund believes that the economy and corporate earnings will remain weak over the ensuing six months, and perhaps longer. While the slowdown will dictate market performance, the Fund will continue to invest in individual companies with outstanding prospects and attractive valuations. More specifically, the Fund seeks to remain positioned for strong relative performance.

-------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for the Institutional Class shares of the Wells Fargo Small Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
-------------------------------------------------------------------------------

    AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
----------------------------------------------------------------------------------------------------------------------
                                                                                      Excluding Sales Charge
                                                                               ---------------------------------------
                                                                               6-Month*   1-Year    5-Year     10-Year
    INSTITUTIONAL CLASS                                                         (17.61)   (20.76)    6.91       14.14
    BENCHMARK
      RUSSELL 2000 INDEX                                                        (12.96)   (15.33)    7.76       11.80

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


    FUND CHARACTERISTICS
    (AS OF MARCH 31, 2001)
-----------------------------------------------------------
    BETA*                                          1.25
    PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)   18.0X
    PRICE TO BOOK RATIO                            2.3X
    MEDIAN MARKET CAP. ($B)                        1.19
    NUMBER OF HOLDINGS                              122
    PORTFOLIO TURNOVER                             111%
*   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
    THE BENCHMARK BETA IS 1.00 BY DEFINITION.

    TEN LARGEST EQUITY HOLDINGS(3)
    (AS OF MARCH 31, 2001)
-----------------------------------------------------------
    HEALTH MANAGEMENT ASSOCIATION                  2.11%
    OLD REPUBLIC INTERNATIONAL CORPORATION         1.75%
    MANOR CARE INCORPORATED                        1.72%
    CAREMARK RX INCORPORATED                       1.71%
    COFLEXIP SA                                    1.53%
    FIDELITY NATIONAL FIN INCORPORATED             1.50%
    BOISE CASCADE CORPORATION                      1.49%
    CONSTELLATION BRANDS INCORPORATED              1.47%
    SUNOCO INCORPORATED                            1.41%
    HAEMONETICS CORPORATION                        1.34%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2001)
-----------------------------------------------------------
Health Care                             24%
Technology                              16%
Financial                               12%
Consumer Cyclical                       10%
Basic Materials                          8%
Commercial Services                      6%
Energy                                   5%
Consumer Services                        5%
Cash                                     5%
Transportation                           4%
Industrials                              2%
Consumer Non-Cyclical                    2%
Utilities                                1%

[CHART]
GROWTH OF $10,000 INVESTMENT(5)
-----------------------------------------------------------

                         Wells Fargo Small Company Growth Fund - Class I                Russell 2000 Index
        3/31/1991                     $10,000                                                $10,000
        4/30/1991                      $9,807                                                $10,000
        5/31/1991                     $10,612                                                $10,000
        6/30/1991                      $9,727                                                 $9,596
        7/31/1991                     $10,556                                                 $9,853
        8/31/1991                     $11,413                                                 $9,729
        9/30/1991                     $11,690                                                $10,134
       10/31/1991                     $12,622                                                $10,307
       11/30/1991                     $11,633                                                $10,536
       12/31/1991                     $13,202                                                $10,717
        1/31/1992                     $14,216                                                $11,273
        2/29/1992                     $14,205                                                $11,923
        3/31/1992                     $13,294                                                $12,169
        4/30/1992                     $12,700                                                $12,387
        5/31/1992                     $12,607                                                $11,834
        6/30/1992                     $11,966                                                $12,331
        7/31/1992                     $12,570                                                $12,656
        8/31/1992                     $12,213                                                $12,642
        9/30/1992                     $12,568                                                $13,037
       10/31/1992                     $13,242                                                $13,303
       11/30/1992                     $14,736                                                $14,014
       12/31/1992                     $15,449                                                $14,566
        1/31/1993                     $15,940                                                $13,968
        2/28/1993                     $14,773                                                $12,748
        3/31/1993                     $15,514                                                $13,489
        4/30/1993                     $15,330                                                $14,016
        5/31/1993                     $16,336                                                $13,801
        6/30/1993                     $16,375                                                $14,369
        7/31/1993                     $16,406                                                $14,746
        8/31/1993                     $17,700                                                $15,041
        9/30/1993                     $18,432                                                $14,675
       10/31/1993                     $18,475                                                $13,982
       11/30/1993                     $17,948                                                $14,022
       12/31/1993                     $18,870                                                $15,582
        1/31/1994                     $19,089                                                $16,251
        2/28/1994                     $18,947                                                $17,006
        3/31/1994                     $17,682                                                $17,396
        4/30/1994                     $17,954                                                $18,669
        5/31/1994                     $17,402                                                $17,850
        6/30/1994                     $16,614                                                $17,733
        7/31/1994                     $17,136                                                $18,044
        8/31/1994                     $18,273                                                $17,759
        9/30/1994                     $18,163                                                $19,071
       10/31/1994                     $18,183                                                $19,857
       11/30/1994                     $17,376                                                $19,055
       12/31/1994                     $18,222                                                $19,565
        1/31/1995                     $18,189                                                $19,319
        2/28/1995                     $19,231                                                $20,122
        3/31/1995                     $19,773                                                $20,467
        4/28/1995                     $20,077                                                $20,921
        5/31/1995                     $20,274                                                $21,281
        6/30/1995                     $21,891                                                $22,385
        7/31/1995                     $24,066                                                $23,675
        8/31/1995                     $24,969                                                $24,165
        9/29/1995                     $25,518                                                $24,597
       10/31/1995                     $24,616                                                $23,498
       11/30/1995                     $25,346                                                $24,485
       12/29/1995                     $25,416                                                $25,131
        1/31/1996                     $25,452                                                $25,103
        2/29/1996                     $26,294                                                $25,887
        3/31/1996                     $26,865                                                $26,415
        4/30/1996                     $28,985                                                $27,828
        5/31/1996                     $29,890                                                $28,924
        6/30/1996                     $28,097                                                $27,735
        7/31/1996                     $26,213                                                $25,314
        8/31/1996                     $28,269                                                $26,785
        9/30/1996                     $29,383                                                $27,832
       10/31/1996                     $28,740                                                $27,404
       11/30/1996                     $29,800                                                $28,533
       12/31/1996                     $30,452                                                $29,280
        1/31/1997                     $31,499                                                $29,866
        2/28/1997                     $30,228                                                $29,140
        3/31/1997                     $28,826                                                $27,765
        4/30/1997                     $28,593                                                $27,842
        5/31/1997                     $31,580                                                $30,941
        6/30/1997                     $33,846                                                $32,269
        7/31/1997                     $36,416                                                $33,769
        8/31/1997                     $37,006                                                $34,542
        9/30/1997                     $39,757                                                $37,071
       10/31/1997                     $38,760                                                $35,443
       11/30/1997                     $37,722                                                $35,213
       12/31/1997                     $37,202                                                $35,829
        1/31/1998                     $36,961                                                $35,263
        2/28/1998                     $39,737                                                $37,869
        3/31/1998                     $41,779                                                $39,429
        4/30/1998                     $42,031                                                $39,646
        5/31/1998                     $38,647                                                $37,509
        6/30/1998                     $37,867                                                $37,588
        7/31/1998                     $35,538                                                $34,543
        8/31/1998                     $26,487                                                $27,835
        9/30/1998                     $28,541                                                $30,015
       10/31/1998                     $30,537                                                $31,239
       11/30/1998                     $32,303                                                $32,876
       12/31/1998                     $33,814                                                $34,911
        1/31/1999                     $34,845                                                $35,375
        2/28/1999                     $31,085                                                $32,510
        3/31/1999                     $30,884                                                $33,017
        4/30/1999                     $33,122                                                $35,976
        5/29/1999                     $34,506                                                $36,501
        6/30/1999                     $36,694                                                $38,151
        7/31/1999                     $36,656                                                $37,105
        8/31/1999                     $34,405                                                $35,732
        9/30/1999                     $33,990                                                $35,740
       10/31/1999                     $34,279                                                $35,886
       11/30/1999                     $37,046                                                $38,028
       12/31/1999                     $40,278                                                $42,333
        1/31/2000                     $39,875                                                $41,652
        2/29/2000                     $46,967                                                $48,528
        3/31/2000                     $47,357                                                $45,330
        4/30/2000                     $45,848                                                $42,602
        5/31/2000                     $43,622                                                $40,118
        6/30/2000                     $46,565                                                $43,616
        7/31/2000                     $43,509                                                $42,212
        8/31/2000                     $47,307                                                $45,432
        9/30/2000                     $45,546                                                $44,097
       10/31/2000                     $44,478                                                $42,130
       11/30/2000                     $38,203                                                $37,803
       12/31/2000                     $41,222                                                $41,051
        1/31/2000                     $43,247                                                $43,189
        2/28/2000                     $40,900                                                $40,343
        3/31/2000                     $37,525                                                $38,370

-------------------------------------------------------------------------------
(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4) Sector distribution is subject to change.
(5) The chart compares the performance of the Wells Fargo Small Company Growth Fund Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------



SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
    The Wells Fargo Specialized Technology Fund (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Dresdner RCM Global Investors, LLC

FUND MANAGERS
    Huachen Chen, CFA
    Walter Price, Jr., CFA

INCEPTION DATE
    09/18/00

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
      The Fund's Class A shares returned (54.60)%(1) for the six-month period ended March 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (18.75)%. The Fund's Class A shares distributed no dividends or capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      The six-month period was characterized by a relentless and unprecedented decline in technology stocks. Although the Fund repositioned its holdings in response to changing market conditions, a wave of negative earnings announcements rocked the Fund's key company holdings -- Cisco Systems, Nortel Networks and Oracle -- as these and other blue-chip companies experienced a rapid decline in orders triggered by the economic slowdown. Indeed, the performance of the Fund's software and communications holdings mirrored the turmoil in these sectors. Fortunately, the Fund shunned most Internet stocks, which continued their downward slide.
      Although the Fund was underweight in semiconductor and PC stocks, the stocks it did own in these sectors performed relatively well, with Advanced Micro Devices, Lam Research and Compaq Computer all posting gains. During the period, the Fund added positions in companies that handle credit card transactions, bank accounts, mutual fund transactions, payrolls, etc. These companies, including Concord EFS, Affiliated Computer Services, Electronic Data Systems and BISYS, offer stable business models and reasonable valuations relative to their growth rates. In addition, the Fund added defense related and pharmaceutical stocks, while committing assets to Japanese semiconductor manufacturers. The Fund also maintained a high level of cash at critical points during the period.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
      The Fund hopes that the inventory buildup among technology companies will dissipate over the next few quarters to help improve the earnings outlook. The Fund seeks to be positioned to profit from a potential recovery due to its reasonable valuation to growth rate. The Fund encourages investors to approach technology stocks over a long-term investment horizon and to weather the sector's inherent volatility.

PERFORMANCE HIGHLIGHTS                                              STOCK FUNDS
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2001)
------------------------------------------------------------------------------------------------------------------------
                                                              Including Sales Charge           Excluding Sales Charge
                                                           -----------------------------    ----------------------------
                                                           6-Month*      Since Inception    6-Month*     Since Inception
    CLASS A                                                 (57.22)          (56.74)         (54.60)         (54.10)
    CLASS B                                                 (57.06)          (56.59)         (54.80)         (54.30)
    CLASS C                                                 (55.25)          (54.76)         (54.80)         (54.30)
    BENCHMARK
      S&P 500 INDEX                                                                          (18.75)         (18.75)(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


    FUND CHARACTERISTICS
    (AS OF MARCH 31, 2001)
-----------------------------------------------------------
    PRICE TO EARNINGS (TRAILING 12 MONTHS)         30.6
    PRICE TO BOOK RATIO                             7.7
    MEDIAN MARKET CAP. ($B)                         9.8
    NUMBER OF HOLDINGS                               58
    PORTFOLIO TURNOVER                              469%

    TEN LARGEST EQUITY HOLDINGS(4)
    (AS OF MARCH 31, 2001)
-----------------------------------------------------------
    AFFILIATED COMPUTER CI A                       4.24%
    TYCO INTERNATIONAL LIMITED                     2.67%
    CONCORD EFS INCORPORATION                      2.63%
    MICROSOFT CORPORATION                          2.43%
    BISYS GROUP INCORPORATION                      2.38%
    ELECTRONIC DATA SYSTEMS                        2.37%
    ADVANCED MICRO DEVICES                         2.24%
    PHARMACIA CORPORATION                          2.18%
    SCHLUMBERGER LIMITED                           1.97%
    VERITAS SOFTWARE CORPORATION                   1.86%

[CHART]

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2001)
-----------------------------------------------------------
Technology                              37%
Cash                                    31%
Commercial Services                     14%
Health Care                              6%
Financial                                5%
Industrials                              4%
Energy                                   2%
Basic Materials                          1%

[CHART]

GROWTH OF $10,000 INVESTMENT(6)
-----------------------------------------------------------

                   Wells Fargo Specialized Technology - Class A    S&P 500 Index
        9/18/2000                 $9,425                              $10,000
        9/30/2000                 $9,529                               $9,472
       10/31/2000                 $8,426                               $9,432
       11/30/2000                 $6,909                               $8,689
       12/31/2000                 $6,437                               $8,652
        1/31/2001                 $6,795                               $8,960
        2/28/2001                 $5,014                               $8,143
        3/31/2001                 $4,326                               $7,626

-------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3)  The published return closest to the Fund's inception date of 09/18/00.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Sector distribution is subject to change.
(6) The chart compares the performance of the Wells Fargo Specialized Technology Fund Class A shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    DISCIPLINED GROWTH FUND
------------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION                                           VALUE
    N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                    $20,724,374

TOTAL INVESTMENT IN CORE PORTFOLIOS (99.41%) (COST $17,863,508)           20,724,374
                                                                         -----------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $17,863,508)*                                 99.41%                $20,724,374
OTHER ASSETS AND LIABILITIES, NET                    0.59                     122,970
                                                   ------                ------------
TOTAL NET ASSETS                                   100.00%                $20,847,344
                                                   ======                ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    DIVERSIFIED EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                       VALUE

     N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                             $   91,102,577
     N/A      WELLS FARGO INCOME EQUITY PORTFOLIO                                                     457,263,384
     N/A      WELLS FARGO INDEX PORTFOLIO                                                             453,897,309
     N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                              116,349,308
     N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                                     150,958,690
     N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                              355,737,137
     N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                    45,490,806
     N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                    46,261,802
     N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                               45,681,306
     N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                45,906,177

TOTAL INVESTMENTS IN CORE PORTFOLIOS (100.08%) (COST $1,353,379,000)                                1,808,648,496
                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,353,379,000)*                                  100.08%                                    $1,808,648,496
OTHER ASSETS AND LIABILITIES, NET                        (0.08)                                        (1,481,444)
                                                        -------                                    --------------
TOTAL NET ASSETS                                        100.00%                                    $1,807,167,052
                                                        =======                                    ==============


* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    DIVERSIFIED SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                       VALUE
     N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                 $  33,692,097
     N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                    33,986,485
     N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                               33,754,542
     N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                33,923,133

TOTAL INVESTMENTS IN CORE PORTFOLIOS (99.55%) (COST $132,691,973)                                     135,356,257
                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $132,691,973)*                                     99.55%                                      $135,356,257
OTHER ASSETS AND LIABILITIES, NET                         0.45                                            605,401
                                                        ------                                       ------------
TOTAL NET ASSETS                                        100.00%                                      $135,961,658
                                                        ======                                       ============


* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT          SECURITY DESCRIPTION                                                                   VALUE
   N/A          WELLS FARGO INCOME EQUITY PORTFOLIO                                                $1,593,524,554

TOTAL INVESTMENT IN CORE PORTFOLIOS (100.41%) (COST $1,370,338,169)                                 1,593,524,554
                                                                                                   --------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,370,338,169)*                                  100.41%                                    $1,593,524,554
OTHER ASSETS AND LIABILITIES, NET                        (0.41)                                        (6,497,089)
                                                        ------                                     --------------
TOTAL NET ASSETS                                        100.00%                                    $1,587,027,465
                                                        ======                                     ==============


* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    EQUITY INDEX FUNDSHARES
-----------------------------------------------------------------------------------------------------------------
Shares         SECURITY NAME                                                                             VALUE
COMMON STOCK - 96.40%

AMUSEMENT & RECREATION SERVICES - 0.58%
        5,700  HARRAH'S ENTERTAINMENT INCORPORATED+                                                   $   167,751
      101,100  WALT DISNEY COMPANY                                                                      2,891,460
                                                                                                        3,059,211
                                                                                                     ------------
APPAREL & ACCESSORY STORES - 0.46%
       41,300  GAP INCORPORATED                                                                           979,636
       16,100  KOHL'S CORPORATION+                                                                        993,209
       20,700  LIMITED INCORPORATED                                                                       325,404
        6,500  NORDSTROM INCORPORATED                                                                     105,820
                                                                                                        2,404,069
                                                                                                     ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.06%
        2,500  LIZ CLAIBORNE INCORPORATED                                                                 117,625
        5,500  V F CORPORATION                                                                            192,500
                                                                                                          310,125
                                                                                                     ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
        5,500  AUTOZONE INCORPORATED+                                                                     154,110
                                                                                                     ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
        2,900  RYDER SYSTEM INCORPORATED                                                                   52,171
                                                                                                     ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
        2,900  CENTEX CORPORATION                                                                         120,785
        2,100  KAUFMAN & BROAD HOME CORPORATION                                                            68,544
        2,000  PULTE CORPORATION                                                                           80,820
                                                                                                          270,149
                                                                                                     ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.17%
      112,500  HOME DEPOT INCORPORATED                                                                  4,848,750
       18,600  LOWE'S COMPANIES INCORPORATED                                                            1,087,170
        7,800  SHERWIN-WILLIAMS COMPANY                                                                   198,744
                                                                                                        6,134,664
                                                                                                     ------------
BUSINESS SERVICES - 8.06%
       11,700  ADOBE SYSTEMS INCORPORATED                                                                 409,149
      210,200  AOL TIME WARNER INCORPORATED+                                                            8,439,530
        2,700  AUTODESK INCORPORATED                                                                       82,519
       30,900  AUTOMATIC DATA PROCESSING INCORPORATED                                                   1,680,342
       11,800  BMC SOFTWARE INCORPORATED+                                                                 253,700
       13,100  BROADVISION INCORPORATED+                                                                   70,003
        9,000  CABLETRON SYSTEMS INCORPORATED+                                                            116,100
       37,400  CENDANT CORPORATION+                                                                       545,666
        7,100  CERIDIAN CORPORATION+                                                                      131,350
        9,000  CITRIX SYSTEMS INCORPORATED+                                                               190,125
       28,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                             761,600
        8,200  COMPUTER SCIENCES CORPORATION+                                                             265,270

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                            VALUE
BUSINESS SERVICES (continued)
       17,900  COMPUWARE CORPORATION+                                                             $       174,525
        7,500  CONVERGYS CORPORATION+                                                                     270,525
        3,500  DELUXE CORPORATION                                                                          82,845
       22,700  ELECTRONIC DATA SYSTEMS CORPORATION                                                      1,268,022
        6,900  EQUIFAX INCORPORATED+                                                                      215,625
       19,200  FIRST DATA CORPORATION                                                                   1,146,432
       14,300  IMS HEALTH INCORPORATED                                                                    356,070
       14,900  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                511,815
       10,100  INTUIT INCORPORATED+                                                                       280,275
       13,800  MCKESSON HBOC INCORPORATED                                                                 369,150
        3,900  MERCURY INTERACTIVE CORPORATION+                                                           163,313
      259,200  MICROSOFT CORPORATION+                                                                  14,175,000
        4,700  NCR CORPORATION+                                                                           183,441
       15,400  NOVELL INCORPORATED+                                                                        77,000
        8,600  OMNICOM GROUP INCORPORATED                                                                 712,768
      271,300  ORACLE CORPORATION+                                                                      4,064,074
       12,900  PARAMETRIC TECHNOLOGY COMPANY+                                                             116,906
       13,900  PEOPLESOFT INCORPORATED+                                                                   325,781
        8,600  ROBERT HALF INTERNATIONAL INCORPORATED*+                                                   192,210
        5,900  SAPIENT CORPORATION+                                                                        42,406
       20,900  SIEBEL SYSTEMS INCORPORATED+                                                               568,480
      158,300  SUN MICROSYSTEMS INCORPORATED+                                                           2,433,071
       15,300  UNISYS CORPORATION+                                                                        214,200
       19,900  VERITAS SOFTWARE CORPORATION+                                                              920,176
       27,100  YAHOO! INCORPORATED+                                                                       426,825
                                                                                                       42,236,289
                                                                                                      -----------
CHEMICALS & ALLIED PRODUCTS - 13.28%
       75,100  ABBOTT LABORATORIES                                                                      3,543,969
       11,100  AIR PRODUCTS & CHEMICALS INCORPORATED                                                      426,240
        2,700  ALBERTO CULVER COMPANY                                                                     107,082
       11,500  ALZA CORPORATION+                                                                          465,750
       63,700  AMERICAN HOME PRODUCTS CORPORATION                                                       3,742,375
       50,600  AMGEN INCORPORATED+                                                                      3,045,488
       11,600  AVON PRODUCTS INCORPORATED                                                                 463,884
        7,200  BIOGEN INCORPORATED+                                                                       455,850
       95,000  BRISTOL-MYERS SQUIBB COMPANY                                                             5,643,000
        9,300  CHIRON CORPORATION+                                                                        408,038
       11,500  CLOROX COMPANY                                                                             361,675
       27,800  COLGATE-PALMOLIVE COMPANY                                                                1,536,228
       43,500  DOW CHEMICAL COMPANY+                                                                    1,373,295
       50,700  E.I. DU PONT DE NEMOURS & COMPANY                                                        2,063,490
        3,700  EASTMAN CHEMICAL COMPANY                                                                   182,114
        6,200  ECOLAB INCORPORATED                                                                        263,004
       54,800  ELI LILLY & COMPANY                                                                      4,200,968
        1,500  FMC CORPORATION+                                                                           110,460

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        8,600  FOREST LABORATORIES INCORPORATED+                                                   $      509,464
       51,200  GILLETTE COMPANY                                                                         1,595,904
        2,400  GREAT LAKES CHEMICAL CORPORATION                                                            73,776
        4,700  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                            103,682
       67,500  JOHNSON & JOHNSON                                                                        5,904,225
        8,200  KING PHARMACEUTICALS INCORPORATED+                                                         334,150
       10,300  MEDIMMUNE INCORPORATED+                                                                    369,513
      112,000  MERCK & COMPANY INCORPORATED                                                             8,500,800
      306,500  PFIZER INCORPORATED                                                                     12,551,175
       62,600  PHARMACIA CORPORATION                                                                    3,153,162
        8,200  PPG INDUSTRIES INCORPORATED                                                                377,938
        7,700  PRAXAIR INCORPORATED                                                                       343,805
       63,100  PROCTER & GAMBLE COMPANY                                                                 3,950,060
       10,700  ROHM & HAAS COMPANY                                                                        329,667
       71,000  SCHERING-PLOUGH CORPORATION                                                              2,593,630
        3,800  SIGMA ALDRICH                                                                              181,924
        5,000  WATSON PHARMACEUTICALS INCORPORATED+                                                       263,000
                                                                                                       69,528,785
                                                                                                      -----------
COMMUNICATIONS - 6.73%
       37,800  ADC TELECOMMUNICATIONS INCORPORATED+                                                       321,300
       15,200  ALLTEL CORPORATION                                                                         797,392
      182,600  AT&T CORPORATION                                                                         3,889,380
       13,700  AVAYA INCORPORATED+                                                                        178,100
       91,000  BELLSOUTH CORPORATION                                                                    3,723,720
        6,800  CENTURYTEL INCORPORATED                                                                    195,500
       12,900  CITIZENS COMMUNICATIONS COMPANY+                                                           163,185
       28,400  CLEAR CHANNEL COMMUNICATIONS INCORPORATED +                                              1,546,380
       45,600  COMCAST CORPORATION CLASS A+                                                             1,912,350
       43,000  GLOBAL CROSSING LIMITED+                                                                   580,070
       37,000  NEXTEL COMMUNICATIONS INCORPORATED+                                                        531,875
       80,400  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                         2,818,020
      164,400  SBC COMMUNICATIONS INCORPORATED                                                          7,337,172
       43,000  SPRINT CORPORATION (FON GROUP)                                                             945,570
       45,300  SPRINT CORPORATION(PCS GROUP)+                                                             860,700
       10,000  UNIVISION COMMUNICATIONS INCORPORATED+                                                     381,600
      131,200  VERIZON COMMUNICATIONS                                                                   6,468,160
      139,900  WORLDCOM INCORPORATED+                                                                   2,614,381
                                                                                                       35,264,855
                                                                                                      -----------
DEPOSITORY INSTITUTIONS - 8.81%

       18,200  AMSOUTH BANCORPORATION                                                                     305,942
       79,100  BANK OF AMERICA CORPORATION                                                              4,330,725
       36,000  BANK OF NEW YORK COMPANY INCORPORATED                                                    1,772,640
       56,200  BANK ONE CORPORATION                                                                     2,033,316
       19,500  BB&T CORPORATION                                                                           685,815
       10,100  CHARTER ONE FINANCIAL INCORPORATED                                                         285,830

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
      244,000  CITIGROUP INCORPORATED                                                               $  10,975,120
        8,600  COMERICA INCORPORATED                                                                      528,900
       22,600  FIFTH THIRD BANCORP                                                                      1,207,688
       47,600  FIRST UNION CORPORATION                                                                  1,570,800
       52,600  FLEETBOSTON FINANCIAL CORPORATION                                                        1,985,650
        7,700  GOLDEN WEST FINANCIAL CORPORATION                                                          499,730
       12,200  HUNTINGTON BANCSHARES INCORPORATED                                                         173,850
       92,400  J P MORGAN CHASE & COMPANY                                                               4,148,760
       20,700  KEYCORP                                                                                    534,060
       23,700  MELLON FINANCIAL CORPORATION                                                               960,324
       29,600  NATIONAL CITY CORPORATION                                                                  791,800
       10,800  NORTHERN TRUST CORPORATION                                                                 675,000
        6,700  OLD KENT FINANCIAL CORPORATION                                                             254,600
       14,100  PNC FINANCIAL SERVICES GROUP                                                               955,275
       10,800  REGIONS FINANCIAL CORPORATION                                                              307,125
        8,200  SOUTHTRUST CORPORATION                                                                     375,150
        7,900  STATE STREET CORPORATION                                                                   737,860
       14,400  SUNTRUST BANKS INCORPORATED                                                                933,120
       14,000  SYNOVUS FINANCIAL CORPORATION                                                              378,000
       93,600  US BANCORP                                                                               2,171,520
        6,800  UNION PLANTERS CORPORATION                                                                 261,732
       10,200  WACHOVIA CORPORATION                                                                       614,550
       28,300  WASHINGTON MUTUAL INCORPORATED                                                           1,549,425
       83,000  WELLS FARGO COMPANY                                                                      4,106,010
                                                                                                       46,110,317
                                                                                                      -----------
EATING & DRINKING PLACES - 0.50%
        5,800  DARDEN RESTAURANTS INCORPORATED                                                            137,750
       63,700  MCDONALD'S CORPORATION                                                                   1,691,235
        9,200  STARBUCKS CORPORATION+                                                                     390,425
        7,100  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                    271,149
        5,500  WENDY'S INTERNATIONAL INCORPORATED                                                         122,760
                                                                                                        2,613,319
                                                                                                      -----------
ELECTRIC, GAS & SANITARY SERVICES - 3.80%

       25,800  AES CORPORATION+                                                                         1,288,968
        5,400  ALLEGHENY ENERGY INCORPORATED                                                              249,804
        9,600  ALLIED WASTE INDUSTRIES INCORPORATED+                                                      150,528
        6,700  AMEREN CORPORATION                                                                         274,365
       15,600  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                               733,200
       13,700  CALPINE CORPORATION+                                                                       754,459
        7,700  CINERGY CORPORATION+                                                                       258,335
        6,400  CMS ENERGY CORPORATION                                                                     189,376
       10,300  CONSOLIDATED EDISON INCORPORATED                                                           382,130
        7,900  CONSTELLATION ENERGY GROUP                                                                 348,390
       11,600  DOMINION RESOURCES INCORPORATED                                                            747,852
        6,900  DTE ENERGY COMPANY                                                                         274,620

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
       37,200  DUKE ENERGY CORPORATION                                                             $    1,589,928
       15,700  DYNEGY INCORPORATED CLASS A                                                                800,857
       15,800  EDISON INTERNATIONAL                                                                       199,712
       24,100  EL PASO ENERGY CORPORATION                                                               1,573,730
       10,800  ENTERGY CORPORATION                                                                        410,400
       15,500  EXELON CORPORATION                                                                       1,016,800
       11,000  FIRSTENERGY CORPORATION                                                                    307,120
        8,600  FPL GROUP INCORPORATED+                                                                    527,180
        5,900  GPU INCORPORATED                                                                           191,691
        6,500  KEYSPAN CORPORATION                                                                        247,845
        5,600  KINDER MORGAN INCORPORATED                                                                 297,920
        7,800  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                      131,820
        2,200  NICOR INCORPORATED                                                                          81,994
        9,900  NISOURCE INCORPORATED                                                                      308,088
        1,400  ONEOK INCORPORATED                                                                          57,246
        1,700  PEOPLE'S ENERGY CORPORATION                                                                 66,079
       18,800  PG & E CORPORATION                                                                         234,060
        4,100  PINNACLE WEST CAPITAL CORPORATION                                                          188,067
        7,100  PPL CORPORATION                                                                            312,116
       10,000  PROGRESS ENERGY INCORPORATED                                                               430,700
       10,400  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                               448,864
       14,300  RELIANT ENERGY INCORPORATED                                                                647,075
        9,900  SEMPRA ENERGY                                                                              230,472
       32,800  SOUTHERN COMPANY                                                                         1,150,952
       12,500  TEXAS UTILITIES COMPANY                                                                    516,500
       30,200  WASTE MANAGEMENT INCORPORATED                                                              745,940
       23,500  WILLIAMS COMPANIES INCORPORATED                                                          1,006,975
       16,500  XCEL ENERGY INCORPORATED                                                                   496,815
                                                                                                       19,868,973
                                                                                                      -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.73%
        4,800  ADAPTEC INCORPORATED+                                                                       41,625
       15,200  ADVANCED MICRO DEVICES INCORPORATED+                                                       403,408
       19,300  ALTERA CORPORATION+                                                                        413,744
        9,500  AMERICAN POWER CONVERSION CORPORATION+                                                     122,461
       17,500  ANALOG DEVICES INCORPORATED+                                                               634,200
        4,000  ANDREW CORPORATION+                                                                         57,500
       14,500  APPLIED MICRO CIRCUITS CORPORATION+                                                        239,250
       11,900  BROADCOM CORPORATION+                                                                      343,910
       11,800  CONEXANT SYSTEMS INCORPORATED+                                                             105,463
        4,500  COOPER INDUSTRIES INCORPORATED                                                             150,525
        3,300  EATON CORPORATION                                                                          226,050
       20,800  EMERSON ELECTRIC COMPANY                                                                 1,288,768
      481,300  GENERAL ELECTRIC COMPANY                                                                20,147,218
      326,900  INTEL CORPORATION                                                                        8,601,556
       63,400  JDS UNIPHASE CORPORATION+                                                                1,168,938
       15,400  LINEAR TECHNOLOGY CORPORATION                                                              632,363

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       15,500  LSI LOGIC CORPORATION+                                                              $      243,815
      165,300  LUCENT TECHNOLOGIES INCORPORATED                                                         1,648,041
       13,800  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                    573,942
        3,700  MAYTAG CORPORATION                                                                         119,325
       28,800  MICRON TECHNOLOGY INCORPORATED+                                                          1,196,064
        9,500  MOLEX INCORPORATED                                                                         335,172
      106,100  MOTOROLA INCORPORATED                                                                    1,512,986
        8,500  NATIONAL SEMICONDUCTOR CORPORATION+                                                        227,375
        2,000  NATIONAL SERVICE INDUSTRIES+                                                                46,900
       15,600  NETWORK APPLIANCE INCORPORATED+                                                            262,275
      154,600  NORTEL NETWORKS CORPORATION                                                              2,172,130
        6,800  NOVELLUS SYSTEMS INCORPORATED+                                                             275,825
        3,800  POWER-ONE INCORPORATED+                                                                     55,062
        4,500  QLOGIC CORPORATION+                                                                        101,250
       36,600  QUALCOMM INCORPORATED+                                                                   2,072,475
       16,600  RAYTHEON COMPANY CLASS B                                                                   487,708
       14,900  SANMINA CORPORATION+                                                                       291,481
        7,800  SCIENTIFIC-ATLANTA INCORPORATED                                                            324,402
       19,900  TELLABS INCORPORATED+                                                                      809,681
       84,200  TEXAS INSTRUMENTS INCORPORATED                                                           2,608,516
        2,800  THOMAS & BETTS CORPORATION                                                                  48,608
        9,200  VITESSE SEMICONDUCTOR CORPORATION+                                                         219,075
        3,200  WHIRLPOOL CORPORATION                                                                      159,967
       16,000  XILINK INCORPORATED+                                                                       562,000
                                                                                                       50,931,054
                                                                                                     ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.40%
        3,600  FLUOR CORPORATION                                                                          160,200
       21,500  HALLIBURTON COMPANY                                                                        790,125
        7,900  MOODY'S CORPORATION                                                                        217,724
       18,100  PAYCHEX INCORPORATED                                                                       670,831
        2,400  PERKINELMER INCORPORATED                                                                   125,880
        5,600  QUINTILES TRANSNATIONAL INTERNATIONAL+                                                     105,700
                                                                                                        2,070,460
                                                                                                     ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.52%
        1,400  BALL CORPORATION                                                                            64,218
        2,900  CRANE COMPANY                                                                               75,545
        7,500  FORTUNE BRANDS INCORPORATED                                                                258,000
       14,700  ILLINOIS TOOL WORKS INCORPORATED                                                           835,548
       20,900  LOCKHEED MARTIN CORPORATION                                                                745,085
       21,700  MASCO CORPORATION                                                                          523,838
        2,800  SNAP-ON INCORPORATED                                                                        81,536
        4,200  STANLEY WORKS                                                                              138,390
                                                                                                        2,722,160
                                                                                                     ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                           VALUE
    FOOD & KINDRED PRODUCTS - 3.35%
        1,800  ADOLPH COORS COMPANY                                                                $      117,792
       43,800  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                    2,011,734
       30,800  ARCHER DANIELS MIDLAND COMPANY                                                             405,020
        3,300  BROWN-FORMAN CORPORATION                                                                   204,435
       20,400  CAMPBELL SOUP COMPANY                                                                      609,348
      120,800  COCA-COLA COMPANY                                                                        5,455,328
       20,300  COCA-COLA ENTERPRISES INCORPORATED                                                         360,934
       26,100  CONAGRA FOODS INCORPORATED                                                                 476,064
       13,800  GENERAL MILLS INCORPORATED                                                                 593,538
       16,900  H J HEINZ COMPANY                                                                          679,380
        5,200  HERCULES INCORPORATED                                                                       67,548
        6,600  HERSHEY FOODS CORPORATION                                                                  457,512
       19,700  KELLOGG COMPANY                                                                            532,491
       70,100  PEPSICO INCORPORATED                                                                     3,080,895
        6,400  QUAKER OATS COMPANY                                                                        627,200
       15,000  RALSTON PURINA GROUP                                                                       467,250
       40,200  SARA LEE CORPORATION                                                                       867,516
       11,000  WM WRIGLEY JR COMPANY                                                                      530,750
                                                                                                       17,544,735
                                                                                                     ------------
FOOD STORES - 0.35%
       19,900  ALBERTSON'S INCORPORATED                                                                   633,218
       39,800  KROGER COMPANY+                                                                          1,026,442
        6,800  WINN-DIXIE STORES INCORPORATED                                                             192,916
                                                                                                        1,852,576
                                                                                                     ------------
FURNITURE & FIXTURES - 0.03%
        9,500  LEGGETT & PLATT                                                                            182,685
                                                                                                     ------------
GENERAL MERCHANDISE STORES - 2.94%
        5,400  CONSOLIDATED STORES CORPORATION+                                                            54,270
        4,300  DILLARDS INCORPORATED                                                                       94,342
       16,100  DOLLAR GENERAL CORPORATION                                                                 329,084
        9,700  FEDERATED DEPARTMENT STORES INCORPORATED+                                                  403,035
       12,700  J C PENNEY COMPANY INCORPORATED                                                            203,073
       23,500  KMART CORPORATION+                                                                         220,900
       14,500  MAY DEPARTMENT STORES COMPANY                                                              514,460
       16,200  SEARS ROEBUCK & COMPANY                                                                    571,374
       43,500  TARGET CORPORATION                                                                       1,569,480
       13,600  TJX COMPANIES INCORPORATED                                                                 435,200
      217,000  WAL-MART STORES INCORPORATED                                                            10,958,500
                                                                                                       15,353,718
                                                                                                     ------------
HEALTH SERVICES - 0.65%

       13,600  CARDINAL HEALTH INCORPORATED                                                             1,315,800
       26,800  HCA - THE HEALTHCARE COMPANY                                                             1,079,236
       18,800  HEALTHSOUTH CORPORATION+                                                                   242,332

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                             VALUE
HEALTH SERVICES (continued)
        5,000  MANOR CARE INCORPORATED+                                                           $       102,000
       15,600  TENET HEALTHCARE CORPORATION+                                                              686,400
                                                                                                        3,425,768
                                                                                                     ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
        2,900  MCDERMOTT INTERNATIONAL INCORPORATED                                                        36,685
                                                                                                     ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.15%
       10,100  BEST BUY COMPANY INCORPORATED+                                                             363,196
       10,000  CIRCUIT CITY STORES                                                                        106,000
        9,000  RADIOSHACK CORPORATION                                                                     330,210
                                                                                                          799,406
                                                                                                     ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.19%
       17,900  HILTON HOTELS CORPORATION                                                                  187,055
       11,700  MARRIOTT INTERNATIONAL CLASS A                                                             481,806
        9,400  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                           319,694
                                                                                                          988,555
                                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.20%
       16,800  APPLE COMPUTER INCORPORATED+                                                               370,776
       39,300  APPLIED MATERIALS INCORPORATED+                                                          1,709,550
       16,100  BAKER HUGHES INCORPORATED                                                                  584,591
        3,900  BLACK & DECKER CORPORATION                                                                 143,325
        1,000  BRIGGS & STRATTON CORPORATION                                                               38,370
       16,700  CATERPILLAR INCORPORATED                                                                   741,146
      353,500  CISCO SYSTEMS INCORPORATED+                                                              5,589,719
       82,000  COMPAQ COMPUTER CORPORATION                                                              1,492,400
        8,100  COMVERSE TECHNOLOGY INCORPORATED+                                                          477,009
        2,000  CUMMINS ENGINE COMPANY INCORPORATED                                                         75,080
       11,400  DEERE & COMPANY                                                                            414,276
      125,700  DELL COMPUTER CORPORATION+                                                               3,228,919
        9,900  DOVER CORPORATION                                                                          354,816
      106,300  EMC CORPORATION+                                                                         3,125,220
       15,700  GATEWAY INCORPORATED+                                                                      263,917
       93,900  HEWLETT-PACKARD COMPANY                                                                  2,936,253
       85,200  IBM CORPORATION                                                                          8,194,536
        7,800  INGERSOLL-RAND COMPANY                                                                     309,738
        9,300  JABIL CIRCUIT INCORPORATED+                                                                201,066
        6,200  LEXMARK INTERNATIONAL INCORPORATED+                                                        282,224
        6,000  PALL CORPORATION                                                                           131,520
       27,500  PALM INCORPORATED+                                                                         231,172
        5,700  PARKER-HANNIFIN CORPORATION                                                                226,404
       12,200  PITNEY BOWES INCORPORATED                                                                  423,950
       31,400  SOLECTRON CORPORATION+                                                                     596,914
        7,100  SYMBOL TECHNOLOGIES INCORPORATED                                                           247,790
        2,900  TIMKEN COMPANY                                                                              45,384
                                                                                                       32,436,065
                                                                                                     ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                            VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
       12,400  AON CORPORATION                                                                     $      440,200
        8,200  HUMANA INCORPORATED+                                                                        85,936
       13,400  MARSH & MCLENNAN COMPANIES INCORPORATED                                                  1,273,402
                                                                                                        1,799,538
                                                                                                     ------------
INSURANCE CARRIERS - 4.09%
        7,000  AETNA INCORPORATED+                                                                        251,440
       25,800  AFLAC INCORPORATED                                                                         710,532
       35,500  ALLSTATE CORPORATION                                                                     1,488,870
        5,100  AMBAC FINANCIAL GROUP INCORPORATED                                                         323,493
       24,400  AMERICAN GENERAL CORPORATION                                                               933,300
      113,100  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                9,104,550
        8,500  CHUBB CORPORATION                                                                          615,740
        7,500  CIGNA CORPORATION                                                                          805,200
        7,800  CINCINNATI FINANCIAL CORPORATION+                                                          295,913
       15,800  CONSECO INCORPORATED                                                                       254,380
       11,500  HARTFORD FINANCIAL SERVICES GROUP                                                          678,500
        5,000  JEFFERSON-PILOT CORPORATION                                                                339,450
        9,300  LINCOLN NATIONAL CORPORATION                                                               394,971
        9,600  LOEWS CORPORATION                                                                          570,336
        4,800  MBIA INCORPORATED                                                                          387,264
       37,100  METLIFE INCORPORATED                                                                     1,114,855
        5,200  MGIC INVESTMENT CORPORATION                                                                355,784
        3,600  PROGRESSIVE CORPORATION                                                                    349,380
        6,200  SAFECO CORPORATION                                                                         174,763
       10,600  ST. PAUL COMPANIES INCORPORATED                                                            466,930
        6,100  TORCHMARK CORPORATION                                                                      236,863
       15,500  UNITEDHEALTH GROUP INCORPORATED                                                            918,530
       11,700  UNUMPROVIDENT CORPORATION                                                                  341,874
        3,000  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                    285,930
                                                                                                       21,398,848
                                                                                                     ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
        5,100  LOUISIANA-PACIFIC CORPORATION                                                               49,011
                                                                                                     ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.05%
       22,200  AGILENT TECHNOLOGIES INCORPORATED+                                                         682,206
        6,400  ALLERGAN INCORPORATED                                                                      474,560
       10,200  APPLERA CORPORATION                                                                        283,050
        2,600  BAUSCH & LOMB INCORPORATED                                                                 118,716
       14,300  BAXTER INTERNATIONAL INCORPORATED                                                        1,346,202
       12,500  BECTON DICKINSON & COMPANY                                                                 441,500
        8,700  BIOMET INCORPORATED                                                                        342,698
       19,700  BOSTON SCIENTIFIC CORPORATION+                                                             397,546
        2,500  C R BARD INCORPORATED                                                                      113,500
        6,900  DANAHER CORPORATION                                                                        376,464
       14,600  EASTMAN KODAK COMPANY                                                                      582,394

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                            VALUE
MEASURING, ANALYZING &CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &OPTICAL GOODS (continued)
       14,900  GUIDANT CORPORATION+                                                                $      670,351
        4,200  JOHNSON CONTROLS INCORPORATED                                                              262,332
        9,000  KLA-TENCOR CORPORATION+                                                                    354,375
       58,400  MEDTRONIC INCORPORATED                                                                   2,671,216
        2,200  MILLIPORE CORPORATION                                                                      101,772
        4,100  ST JUDE MEDICAL INCORPORATED+                                                              220,785
        9,500  STRYKER CORPORATION                                                                        496,375
        4,600  TEKTRONIX INCORPORATED+                                                                    125,534
        8,500  TERADYNE INCORPORATED+                                                                     280,500
        8,700  THERMO ELECTRON CORPORATION+                                                               195,576
       32,400  XEROX CORPORATION                                                                          194,076
                                                                                                       10,731,728
                                                                                                     ------------
METAL MINING - 0.19%
       19,200  BARRICK GOLD CORPORATION                                                                   274,368
        7,200  FREEPORT MCMORAN INCORPORATED CLASS B+                                                      93,960
       12,800  HOMESTAKE MINING COMPANY                                                                    67,328
        8,800  INCO LIMITED+                                                                              130,504
        9,300  NEWMONT MINING CORPORATION                                                                 149,916
        3,800  PHELPS DODGE CORPORATION                                                                   152,684
       15,900  PLACER DOME INCORPORATED                                                                   137,535
                                                                                                        1,006,295
                                                                                                     ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
        4,900  VULCAN MATERIALS COMPANY                                                                   229,467
                                                                                                     ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.83%
        8,400  HASBRO INCORPORATED                                                                        108,360
       20,700  MATTEL INCORPORATED                                                                        367,218
        7,100  TIFFANY & COMPANY                                                                          193,475
       85,100  TYCO INTERNATIONAL LIMITED                                                               3,678,873
                                                                                                        4,347,926
                                                                                                     ------------
MISCELLANEOUS RETAIL - 0.97%
       13,900  BED BATH & BEYOND INCORPORATED+                                                            341,419
       21,800  COSTCO WHOLESALE CORPORATION+                                                              855,650
       19,000  CVS CORPORATION                                                                          1,111,310
        1,800  LONGS DRUG STORES INCORPORATED                                                              53,208
       14,500  OFFICE DEPOT INCORPORATED+                                                                 126,875
       22,000  STAPLES INCORPORATED+                                                                      327,250
        9,600  TOYS R US INCORPORATED+                                                                    240,960
       49,300  WALGREEN COMPANY                                                                         2,011,440
                                                                                                        5,068,112
                                                                                                     ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.66%
       64,600  AMERICAN EXPRESS COMPANY                                                                 2,667,980
        9,600  CAPITAL ONE FINANCIAL CORPORATION                                                          532,800

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                             VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
       12,700  CIT GROUP INCORPORATED                                                              $      366,776
        5,700  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                 281,295
       33,800  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                   2,191,254
       48,900  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                    3,892,440
       22,900  HOUSEHOLD INTERNATIONAL INCORPORATED                                                     1,356,596
       41,400  MBNA CORPORATION                                                                         1,370,340
       13,900  PROVIDIAN FINANCIAL CORPORATION                                                            681,795
        8,000  USA EDUCATION INCORPORATED                                                                 581,200
                                                                                                       13,922,476
                                                                                                     ------------
OIL & GAS EXTRACTION - 1.62%
       12,100  ANADARKO PETROLEUM CORPORATION                                                             759,638
        6,000  APACHE CORPORATION                                                                         345,660
       10,500  BURLINGTON RESOURCES INCORPORATED+                                                         469,875
        6,200  DEVON ENERGY CORPORATION                                                                   360,840
       36,300  ENRON CORPORATION                                                                        2,109,030
        5,700  EOG RESOURCES INCORPORATED                                                                 235,011
        4,600  KERR-MCGEE CORPORATION                                                                     298,540
        7,100  NABORS INDUSTRIES INCORPORATED+                                                            368,064
        6,500  NOBLE DRILLING CORPORATION*+                                                               300,040
       17,900  OCCIDENTAL PETROLEUM CORPORATION                                                           443,025
        4,600  ROWAN COMPANIES INCORPORATED+                                                              126,500
       27,800  SCHLUMBERGER LIMITED                                                                     1,601,558
       15,400  TRANSOCEAN SEDCO FOREX INCORPORATED                                                        667,590
       15,100  USX MARATHON GROUP INCORPORATED                                                            406,945
                                                                                                        8,492,316
                                                                                                     ------------
PAPER & ALLIED PRODUCTS - 1.27%
        5,400  AVERY DENNISON CORPORATION                                                                 280,908
        2,600  BEMIS COMPANY INCORPORATED                                                                  86,034
        2,800  BOISE CASCADE CORPORATION+                                                                  87,920
       11,000  GEORGIA-PACIFIC GROUP                                                                      323,400
       23,400  INTERNATIONAL PAPER COMPANY                                                                844,272
       25,900  KIMBERLY-CLARK CORPORATION                                                               1,756,797
        4,800  MEAD CORPORATION                                                                           120,432
       19,200  MINNESOTA MINING & MANUFACTURING COMPANY                                                 1,994,880
        7,700  PACTIV CORPORATION+                                                                         93,247
        1,400  POTLATCH CORPORATION                                                                        44,730
        2,400  TEMPLE-INLAND INCORPORATED                                                                 106,200
        4,900  WESTVACO CORPORATION                                                                       118,727
       10,500  WEYERHAEUSER COMPANY                                                                       533,295
        5,300  WILLAMETTE INDUSTRIES INCORPORATED                                                         243,800
                                                                                                        6,634,642
                                                                                                     ------------

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                           VALUE
PERSONAL SERVICES - 0.10%
        8,200  CINTAS CORPORATION                                                                 $       323,244
        4,400  H&R BLOCK INCORPORATED                                                                     220,264
                                                                                                          543,508
                                                                                                     ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.12%
        4,300  AMERADA HESS CORPORATION                                                                   335,916
        3,400  ASHLAND INCORPORATED                                                                       130,560
       31,200  CHEVRON CORPORATION                                                                      2,739,360
       30,300  CONOCO INCORPORATED CLASS B                                                                855,975
      168,900  EXXON MOBIL CORPORATION                                                                 13,680,900
       12,400  PHILLIPS PETROLEUM COMPANY                                                                 682,620
      103,700  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                              5,749,128
        4,100  SUNOCO INCORPORATED                                                                        132,963
       26,700  TEXACO INCORPORATED                                                                      1,772,880
        7,000  TOSCO CORPORATION                                                                          299,320
       11,800  UNOCAL CORPORATION                                                                         407,926
                                                                                                       26,787,548
                                                                                                     ------------
PRIMARY METAL INDUSTRIES - 0.49%
       15,400  ALCAN ALUMINUM LIMITED                                                                     554,400
       42,000  ALCOA INCORPORATED                                                                       1,509,900
        3,900  ALLEGHENY TECHNOLOGIES INCORPORATED                                                         67,899
        6,200  ENGELHARD CORPORATION                                                                      160,332
        3,800  NUCOR CORPORATION                                                                          152,266
        4,300  USX U S STEEL GROUP INCORPORATED                                                            63,167
        4,100  WORTHINGTON INDUSTRIES INCORPORATED                                                         38,130
                                                                                                        2,546,094
                                                                                                     ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.31%
        3,100  AMERICAN GREETINGS CORPORATION                                                              32,860
        4,300  DOW JONES & COMPANY INCORPORATED                                                           225,105
       12,800  GANNETT COMPANY INCORPORATED                                                               764,416
        3,600  HARCOURT GENERAL INCORPORATED                                                              200,412
        3,600  KNIGHT-RIDDER INCORPORATED                                                                 193,356
        9,500  MCGRAW-HILL COMPANIES INCORPORATED                                                         566,675
        2,400  MEREDITH CORPORATION                                                                        83,784
        7,900  NEW YORK TIMES COMPANY                                                                     323,663
        5,900  RR DONNELLEY & SONS COMPANY                                                                154,698
       14,700  TRIBUNE COMPANY                                                                            598,878
       84,700  VIACOM INCORPORATED CLASS B+                                                             3,724,259
                                                                                                        6,868,106
                                                                                                     ------------
RAILROAD TRANSPORTATION - 0.37%
       19,100  BURLINGTON NORTHERN SANTA FE CORPORATION+                                                  580,258
       10,300  CSX CORPORATION                                                                            347,110
       18,700  NORFOLK SOUTHERN CORPORATION                                                               313,038
       12,000  UNION PACIFIC CORPORATION                                                                  675,000
                                                                                                        1,915,406
                                                                                                     ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                            VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.26%
        3,500  COOPER TIRE & RUBBER COMPANY                                                       $        39,725
        7,700  GOODYEAR TIRE & RUBBER COMPANY                                                             183,645
       12,900  NEWELL RUBBERMAID INCORPORATED                                                             341,850
       13,100  NIKE INCORPORATED CLASS B                                                                  531,205
        2,800  REEBOK INTERNATIONAL LIMITED+                                                               69,608
        4,100  SEALED AIR CORPORATION+                                                                    136,653
        2,800  TUPPERWARE CORPORATION                                                                      66,808
                                                                                                        1,369,494
                                                                                                     ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.54%
        5,200  BEAR STEARNS COMPANIES INCORPORATED                                                        237,848
       67,200  CHARLES SCHWAB CORPORATION                                                               1,036,224
       11,900  FRANKLIN RESOURCES INCORPORATED                                                            465,409
       12,200  LEHMAN BROTHERS HOLDING INCORPORATED                                                       764,940
       39,200  MERRILL LYNCH & COMPANY INCORPORATED                                                     2,171,680
       54,300  MORGAN STANLEY DEAN WITTER & COMPANY                                                     2,905,050
       10,800  STILWELL FINANCIAL INCORPORATED                                                            289,656
        5,900  T ROWE PRICE                                                                               184,744
                                                                                                        8,055,551
                                                                                                     ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.18%
       44,701  CORNING INCORPORATED                                                                       924,856
                                                                                                     ------------
TOBACCO PRODUCTS - 1.02%
      108,000  PHILIP MORRIS COMPANIES INCORPORATED                                                     5,124,600
        7,900  UST INCORPORATED                                                                           237,395
                                                                                                        5,361,995
                                                                                                     ------------
TRANSPORTATION BY AIR - 0.36%
        7,300  AMR CORPORATION+                                                                           256,376
        6,000  DELTA AIRLINES INCORPORATED                                                                237,000
       14,400  FEDEX CORPORATION+                                                                         600,192
       36,800  SOUTHWEST AIRLINES COMPANY                                                                 653,200
        3,300  US AIRWAYS GROUP INCORPORATED+                                                             116,985
                                                                                                        1,863,753
                                                                                                     ------------
TRANSPORTATION EQUIPMENT - 2.48%
        5,000  B F GOODRICH COMPANY                                                                       191,850
       40,500  BOEING COMPANY                                                                           2,256,255
        4,200  BRUNSWICK CORPORATION                                                                       82,446
        7,200  DANA CORPORATION                                                                           123,696
       27,200  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                      385,424
       90,100  FORD MOTOR COMPANY                                                                       2,533,612
        9,700  GENERAL DYNAMICS CORPORATION                                                               608,578
       26,600  GENERAL MOTORS CORPORATION                                                               1,379,210
       14,700  HARLEY-DAVIDSON INCORPORATED                                                               557,865
       38,700  HONEYWELL INTERNATIONAL INCORPORATED                                                     1,578,960

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                           VALUE
TRANSPORTATION EQUIPMENT (continued)
        4,300  ITT INDUSTRIES INCORPORATED                                                        $       166,625
        2,900  NAVISTAR INTERNATIONAL CORPORATION+                                                         66,120
        3,500  NORTHROP GRUMMAN CORPORATION                                                               304,500
        3,700  PACCAR INCORPORATED                                                                        165,806
        8,900  ROCKWELL INTERNATIONAL CORPORATION                                                         323,515
        6,900  TEXTRON INCORPORATED                                                                       392,196
        6,000  TRW INCORPORATED                                                                           204,000
       22,900  UNITED TECHNOLOGIES CORPORATION                                                          1,678,570
                                                                                                       12,999,228
                                                                                                     ------------
TRANSPORTATION SERVICES - 0.06%
        6,400  SABRE HOLDINGS CORPORATION+                                                                295,488
                                                                                                     ------------
WATER TRANSPORTATION - 0.15%
       28,400  CARNIVAL CORPORATION                                                                       785,828
                                                                                                     ------------
WHOLESALE TRADE-DURABLE GOODS - 0.09%
        8,400  GENUINE PARTS COMPANY                                                                      217,644
        6,400  VISTEON CORPORATION                                                                         96,256
        4,600  W W GRAINGER INCORPORATED                                                                  155,710
                                                                                                          469,610
                                                                                                     ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.73%
       24,300  SAFEWAY INCORPORATED+                                                                    1,340,145
        6,400  SUPERVALU INCORPORATED                                                                      85,313
       32,800  SYSCO CORPORATION                                                                          869,528
       27,800  UNILEVER NV NY SHARES ADR                                                                1,463,392
                                                                                                        3,758,378
                                                                                                     ------------
TOTAL COMMON STOCK (COST $252,491,206)                                                                504,576,106
                                                                                                     ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)              STOCK FUNDS
-------------------------------------------------------------------------------


    EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------
PRINCIPAL      SECURITY NAME                                                 INTEREST RATE  MATURITY DATE      VALUE

SHORT-TERM INSTRUMENTS - 3.65%

TIME DEPOSITS - 3.36%
$17,579,868  DEUTSCHE BANK TORONTO CANADA                                          5.44%       04/02/01     $ 17,579,868
                                                                                                            ------------
U.S. TREASURY OBLIGATIONS - 0.29%
      535,000  U.S. TREASURY BILLS**                                               5.64##      06/07/01          530,832
    1,030,000  U.S. TREASURY BILLS**                                               4.01##      02/28/02          992,763
                                                                                                               1,523,595
                                                                                                             -----------
TOTAL SHORT-TERM INSTRUMENTS (COST $19,100,588)                                                               19,103,463
                                                                                                             -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $271,591,794)*                                    100.05%                                             $523,679,569
OTHER ASSETS AND LIABILITIES, NET                        (0.05)                                                 (236,647)
                                                        -------                                              -----------
TOTAL NET ASSETS                                        100.00%                                             $523,442,922
                                                        =======                                              ===========


#  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $990,301
+  NON-INCOME EARNING SECURITIES.
## YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $298,704,939
   GROSS UNREALIZED DEPRECIATION                                   (46,617,164)
                                                                  ------------
   NET UNREALIZED APPRECIATION                                    $252,087,775

** THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
    COMMON STOCK - 95.73%

BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 1.00%

      19,500  LOWE'S COMPANIES INCORPORATED                                                                  $   1,139,775
                                                                                                             -------------

BUSINESS SERVICES - 2.00%

      30,950  ELECTRONIC DATA SYSTEMS CORPORATION                                                                1,728,867
      35,800  ORACLE CORPORATION+                                                                                  536,284

                                                                                                                 2,265,151
                                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 9.60%

      30,000  ABBOTT LABORATORIES                                                                                1,415,700
      24,900  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                956,160
      21,900  AMERICAN HOME PRODUCTS CORPORATION                                                                 1,286,625
      20,350  BRISTOL-MYERS SQUIBB COMPANY                                                                       1,208,790
      21,700  MERCK & COMPANY INCORPORATED                                                                       1,647,030
      20,400  JOHNSON & JOHNSON                                                                                  1,784,388
      27,700  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                         1,513,113
      20,350  WATSON PHARMACEUTICALS INCORPORATED+                                                               1,070,410

                                                                                                                10,882,216
                                                                                                             -------------

COMMUNICATIONS - 6.98%

      48,900  BELLSOUTH CORPORATION                                                                              2,000,988
      21,400  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                         1,165,230
      37,200  COMCAST CORPORATION CLASS A+                                                                       1,560,075
      25,300  SBC COMMUNICATIONS INCORPORATED                                                                    1,129,139
      41,850  VERIZON COMMUNICATIONS                                                                             2,063,205

                                                                                                                 7,918,637
                                                                                                             -------------

DEPOSITORY INSTITUTIONS - 13.44%

      30,550  BANK OF AMERICA CORPORATION                                                                        1,672,613
     145,033  CITIGROUP INCORPORATED                                                                             6,523,584
      11,650  FIFTH THIRD BANCORP                                                                                  622,547
      24,300  FIRST UNION CORPORATION                                                                              801,900
      50,700  FLEETBOSTON FINANCIAL CORPORATION                                                                  1,913,925
      38,800  J P MORGAN CHASE & COMPANY                                                                         1,742,120
      33,600  MELLON FINANCIAL CORPORATION                                                                       1,361,472
       8,900  PNC FINANCIAL SERVICES GROUP                                                                         602,975

                                                                                                                15,241,136
                                                                                                             -------------

ELECTRIC GAS & SANITARY SERVICES - 7.47%

      42,200  DUKE ENERGY CORPORATION                                                                            1,803,628
      18,573  EL PASO CORPORATION                                                                                1,212,816
      40,450  RELIANT ENERGY INCORPORATED                                                                        1,830,363
      54,400  SOUTHERN COMPANY                                                                                   1,908,896
      39,900  WILLIAMS COMPANIES INCORPORATED                                                                    1,709,715

                                                                                                                 8,465,418
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 3.82%

      20,100  ANALOG DEVICES INCORPORATED+                                                                   $     728,424
      34,900  CYPRESS SEMICONDUCTOR CORPORATION+                                                                   618,777
      54,500  GENERAL ELECTRIC COMPANY                                                                           2,281,370
      25,300  MOLEX INCORPORATED CLASS A                                                                           703,656

                                                                                                                 4,332,227
                                                                                                             -------------

FOOD & KINDRED PRODUCTS - 2.63%

      39,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                              1,791,270
      26,950  PEPSICO INCORPORATED                                                                               1,184,453

                                                                                                                 2,975,723
                                                                                                             -------------

FOOD STORES - 2.40%

     105,400  KROGER COMPANY+                                                                                    2,718,266
                                                                                                             -------------

GENERAL MERCHANDISE STORES - 2.03%

      55,900  FAMILY DOLLAR STORES INCORPORATED                                                                  1,436,630
      23,900  TARGET CORPORATION                                                                                   862,312

                                                                                                                 2,298,942
                                                                                                             -------------

HEALTH SERVICES - 0.59%

      15,300  TENET HEALTHCARE CORPORATION+                                                                        673,200
                                                                                                             -------------

HOME FURNITURE FURNISHINGS & EQUIPMENT STORES - 0.50%

      15,300  RADIOSHACK CORPORATION                                                                               561,357
                                                                                                             -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.48%

      44,175  IBM CORPORATION                                                                                    4,248,752
      11,250  UNITED TECHNOLOGIES CORPORATION                                                                      824,625

                                                                                                                 5,073,377
                                                                                                             -------------

INSURANCE AGENTS BROKERS & SERVICE - 0.77%

       9,200  MARSH & MCLENNAN COMPANIES INCORPORATED                                                              874,276
                                                                                                             -------------

INSURANCE CARRIERS - 6.51%

      47,452  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          3,819,886
      14,950  CIGNA CORPORATION                                                                                  1,605,032
      22,100  HARTFORD FINANCIAL SERVICES GROUP                                                                  1,303,900
      31,250  HEALTH NET INCORPORATED+                                                                             644,063

                                                                                                                 7,372,881
                                                                                                             -------------

MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL  GOODS - 2.49%

      19,500  AGILENT TECHNOLOGIES INCORPORATED+                                                                   599,235
      23,600  BAXTER INTERNATIONAL INCORPORATED                                                                  2,221,704

                                                                                                                 2,820,939
                                                                                                             -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.87%

      75,200  TYCO INTERNATIONAL LIMITED                                                                         3,250,896
                                                                                                             -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
MISCELLANEOUS RETAIL - 2.00%

      20,000  COSTCO WHOLESALE CORPORATION+                                                                  $     785,000
      25,300  CVS CORPORATION                                                                                    1,479,797

                                                                                                                 2,264,797
                                                                                                             -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 4.73%

      23,600  CAPITAL ONE FINANCIAL CORPORATION                                                                  1,309,800
      38,350  HOUSEHOLD INTERNATIONAL INCORPORATED                                                               2,271,854
      24,500  USA EDUCATION INCORPORATED                                                                         1,779,925

                                                                                                                 5,361,579
                                                                                                             -------------

OIL & GAS EXTRACTION - 3.30%

      16,100  ANADARKO PETROLEUM CORPORATION                                                                     1,010,758
      16,900  APACHE CORPORATION                                                                                   973,609
       8,500  B J SERVICES COMPANY+                                                                                605,200
       9,400  ENRON CORPORATION                                                                                    546,140
      17,150  ENSCO INTERNATIONAL INCORPORATED                                                                     600,250

                                                                                                                 3,735,957
                                                                                                             -------------

PAPER & ALLIED PRODUCTS - 1.08%

      18,000  KIMBERLY-CLARK CORPORATION                                                                         1,220,940
                                                                                                             -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.69%

      15,500  BP AMOCO PLC ADR                                                                                     769,110
      14,100  EXXON MOBIL CORPORATION                                                                            1,142,100

                                                                                                                 1,911,210
                                                                                                             -------------

PRIMARY METAL INDUSTRIES - 0.84%

      26,500  ALCOA INCORPORATED                                                                                   952,675
                                                                                                             -------------

PRINTING PUBLISHING & ALLIED INDUSTRIES - 1.67%

      42,600  VIACOM INCORPORATED CLASS A+                                                                       1,895,700
                                                                                                             -------------

RAILROAD TRANSPORTATION - 0.64%

      19,300  CANADIAN NATIONAL RAILWAY COMPANY                                                                    727,031
                                                                                                             -------------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 4.32%

      34,350  LEHMAN BROTHERS HOLDING INCORPORATED                                                               2,153,745
      51,200  MORGAN STANLEY DEAN WITTER & COMPANY                                                               2,739,200

                                                                                                                 4,892,945
                                                                                                             -------------

TOBACCO PRODUCTS - 3.31%

      79,050  PHILIP MORRIS COMPANIES INCORPORATED                                                               3,750,922
                                                                                                             -------------

TRANSPORTATION EQUIPMENT - 2.57%

      15,300  BOEING COMPANY                                                                                       852,363
           1  FORD MOTOR COMPANY                                                                                        28
      32,850  GENERAL DYNAMICS CORPORATION                                                                       2,061,009

                                                                                                                 2,913,400
                                                                                                             -------------

TOTAL COMMON STOCK (COST $94,505,998)                                                                          108,491,573
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                     INTEREST RATE   MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 5.33%

REPURCHASE AGREEMENTS - 5.33%

$      3,000  GOLDMAN SACHS - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES      5.31%         4/02/01   $       3,000
   3,610,000  J P MORGAN SECURITIES - 102%  COLLATERALIZED BY U.S. GOVERNMENT
                SECURITIES                                                           5.21          4/02/01       3,610,000
   2,434,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY U.S.
                GOVERNMENT SECURITIES                                                5.22          4/02/01       2,434,000

TOTAL SHORT-TERM INSTUMENTS (COST $6,047,000)                                                                    6,047,000
                                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $100,552,998)*                   101.06%                                                               $ 114,538,573
OTHER ASSETS AND LIABILITIES NET        (1.06)                                                                  (1,204,628)
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 113,333,945
                                       ======                                                                =============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                  $18,130,279
   GROSS UNREALIZED DEPRECIATION                   (4,144,704)
                                                  -----------
   NET UNREALIZED APPRECIATION                    $13,985,575




















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
COMMON STOCK - 97.85%

APPAREL & ACCESSORY STORES - 1.27%

      45,000  GAP INCORPORATED                                                                               $   1,067,400
      58,200  KOHL'S CORPORATION+                                                                                3,590,358
      77,000  LIMITED INCORPORATED                                                                               1,210,440

                                                                                                                 5,868,198
                                                                                                             -------------

BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 2.74%

     172,500  HOME DEPOT INCORPORATED                                                                            7,434,750
      88,400  LOWE'S COMPANIES INCORPORATED                                                                      5,166,980

                                                                                                                12,601,730
                                                                                                             -------------

BUSINESS SERVICES - 10.60%

     285,158  AOL TIME WARNER INCORPORATED+                                                                     11,449,093
     119,200  COMMERCE ONE INCORPORATED+                                                                         1,112,136
     122,100  ELECTRONIC DATA SYSTEMS CORPORATION                                                                6,820,506
      38,200  I2 TECHNOLOGIES INCORPORATED+                                                                        556,288
     202,369  MICROSOFT CORPORATION+                                                                            11,067,055
     690,200  ORACLE CORPORATION+                                                                               10,339,196
     270,600  SUN MICROSYSTEMS INCORPORATED+                                                                     4,159,122
      71,175  VERITAS SOFTWARE CORPORATION+                                                                      3,291,132

                                                                                                                48,794,528
                                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 13.76%

     135,927  ABBOTT LABORATORIES                                                                                6,414,395
      43,500  AMERICAN HOME PRODUCTS CORPORATION                                                                 2,555,625
     110,200  AMGEN INCORPORATED+                                                                                6,632,663
      37,500  BRISTOL-MYERS SQUIBB COMPANY                                                                       2,227,500
     103,000  COLGATE-PALMOLIVE COMPANY                                                                          5,691,780
      32,711  ELI LILLY & COMPANY                                                                                2,507,625
      50,500  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                        1,839,210
      40,125  JOHNSON & JOHNSON                                                                                  3,509,734
      87,052  MERCK & COMPANY INCORPORATED                                                                       6,607,248
     357,251  PFIZER INCORPORATED                                                                               14,629,428
     165,600  PHARMACIA CORPORATION                                                                              8,341,272
      38,244  PROCTER & GAMBLE COMPANY                                                                           2,394,074

                                                                                                                63,350,554
                                                                                                             -------------

COMMUNICATIONS - 4.75%

      88,500  360NETWORKS INCORPORATED+                                                                            315,281
      42,500  NEXTEL COMMUNICATIONS INCORPORATED+                                                                  610,938
      45,200  QUALCOMM INCORPORATED+                                                                             2,559,450
     188,300  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                   6,599,915
     141,204  SBC COMMUNICATIONS INCORPORATED                                                                    6,301,935
     264,700  WORLDCOM INCORPORATED+                                                                             4,946,581
      75,500  XO COMMUNICATIONS INCORPORATED CLASS A+                                                              528,500

                                                                                                                21,862,600
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS - 7.02%

     414,765  CITIGROUP INCORPORATED                                                                         $  18,656,129
      45,250  FIFTH THIRD BANCORP                                                                                2,418,047
      27,000  GOLDEN WEST FINANCIAL CORPORATION                                                                  1,752,300
     156,051  J P MORGAN CHASE & COMPANY                                                                         7,006,690
      26,650  STATE STREET CORPORATION                                                                           2,489,110

                                                                                                                32,322,276
                                                                                                             -------------

ELECTRIC GAS & SANITARY SERVICES - 3.34%

     182,600  AES CORPORATION+                                                                                   9,122,696
      26,500  CALPINE CORPORATION+                                                                               1,459,355
      41,943  EL PASO CORPORATION                                                                                2,738,877
      47,830  WILLIAMS COMPANIES INCORPORATED                                                                    2,049,516

                                                                                                                15,370,444
                                                                                                             -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 8.14%

     400,000  AGERE SYSTEMS INCORPORATED CLASS A+                                                                2,472,000
      40,900  CELESTICA INCORPORATED+                                                                            1,128,022
     105,000  FLEXTRONICS INTERNATIONAL LIMITED+                                                                 1,575,000
     456,426  GENERAL ELECTRIC COMPANY                                                                          19,105,992
     405,932  INTEL CORPORATION                                                                                 10,681,086
      38,000  MICRON TECHNOLOGY INCORPORATED+                                                                    1,578,140
      46,700  SANMINA CORPORATION+                                                                                 913,569

                                                                                                                37,453,809
                                                                                                             -------------

ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 0.66%

      82,100  HALLIBURTON COMPANY                                                                                3,017,175
                                                                                                             -------------

FOOD & KINDRED PRODUCTS - 3.14%

      72,800  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                              3,343,704
      67,020  COCA-COLA COMPANY                                                                                  3,026,623
     183,500  PEPSICO INCORPORATED                                                                               8,064,825

                                                                                                                14,435,152
                                                                                                             -------------

GENERAL MERCHANDISE STORES - 6.39%

      86,000  DOLLAR GENERAL CORPORATION                                                                         1,757,840
     425,540  TARGET CORPORATION                                                                                15,353,483
     243,404  WAL-MART STORES INCORPORATED                                                                      12,291,902

                                                                                                                29,403,225
                                                                                                             -------------

HEALTH SERVICES - 1.59%

      24,500  CARDINAL HEALTH INCORPORATED                                                                       2,370,375
     112,100  TENET HEALTHCARE CORPORATION+                                                                      4,932,400

                                                                                                                 7,302,775
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.24%

     172,136  EMC CORPORATION+                                                                               $   5,060,798
     118,600  IBM CORPORATION                                                                                   11,406,948
      41,600  UNITED TECHNOLOGIES CORPORATION                                                                    3,049,280

                                                                                                                19,517,026
                                                                                                             -------------

INSURANCE AGENTS BROKERS & SERVICE - 0.42%

      20,300  MARSH & MCLENNAN COMPANIES INCORPORATED                                                            1,929,109
                                                                                                             -------------

INSURANCE CARRIERS - 3.98%

     192,731  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         15,514,846
      64,000  ST. PAUL COMPANIES INCORPORATED                                                                    2,819,200

                                                                                                                18,334,046
                                                                                                             -------------

MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 1.78%

      29,569  BAXTER INTERNATIONAL INCORPORATED                                                                  2,783,626
      46,000  BECTON DICKINSON & COMPANY                                                                         1,624,720
      37,488  DANAHER CORPORATION                                                                                2,045,345
      38,000  MEDTRONIC INCORPORATED                                                                             1,738,120

                                                                                                                 8,191,811
                                                                                                             -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.66%

     282,700  TYCO INTERNATIONAL LIMITED                                                                        12,221,121
                                                                                                             -------------

MISCELLANEOUS RETAIL - 0.66%

      61,800  BED BATH & BEYOND INCORPORATED+                                                                    1,517,963
      39,000  COSTCO WHOLESALE CORPORATION+                                                                      1,530,750

                                                                                                                 3,048,713
                                                                                                             -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 5.40%

     110,000  CAPITAL ONE FINANCIAL CORPORATION                                                                  6,105,000
     101,750  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                              8,099,300
     114,140  HOUSEHOLD INTERNATIONAL INCORPORATED                                                               6,761,654
      38,500  MBNA CORPORATION                                                                                   1,274,350
      53,500  PROVIDIAN FINANCIAL CORPORATION                                                                    2,624,175

                                                                                                                24,864,479
                                                                                                             -------------
OIL & GAS EXTRACTION - 2.99%

      27,500  B J SERVICES COMPANY+                                                                              1,958,000
      23,000  BURLINGTON RESOURCES INCORPORATED+                                                                 1,029,250
      89,500  DIAMOND OFFSHORE DRILLING INCORPORATED                                                             3,521,825
      40,500  ENRON CORPORATION                                                                                  2,353,050
      57,169  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                2,478,276
      49,500  WEATHERFOLD INTERNATIONAL INCORPORATED+                                                            2,442,825

                                                                                                                13,783,226
                                                                                                             -------------

PAPER & ALLIED PRODUCTS - 0.50%

      33,800  KIMBERLY-CLARK CORPORATION                                                                         2,292,654
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 6.21%

      45,273  CHEVRON CORPORATION                                                                            $   3,974,969
     194,452  EXXON MOBIL CORPORATION                                                                           15,750,612
      70,216  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                                        3,892,775
      75,000  TEXACO INCORPORATED                                                                                4,980,000

                                                                                                                28,598,356
                                                                                                             -------------

PRINTING PUBLISHING & ALLIED INDUSTRIES - 2.32%

      88,200  MCGRAW-HILL COMPANIES INCORPORATED                                                                 5,261,130
     123,396  VIACOM INCORPORATED CLASS B+                                                                       5,425,722

                                                                                                                10,686,852
                                                                                                             -------------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 2.26%

      23,500  GOLDMAN SACHS GROUP INCORPORATED                                                                   1,999,850
     156,816  MORGAN STANLEY DEAN WITTER & COMPANY                                                               8,389,656

                                                                                                                10,389,506
                                                                                                             -------------

TOBACCO PRODUCTS - 1.03%

      99,500  PHILIP MORRIS COMPANIES INCORPORATED                                                               4,721,275
                                                                                                             -------------

TOTAL COMMON STOCK (COST $412,350,333)                                                                         450,360,640
                                                                                                             -------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
SHORT-TERM INSTRUMENTS - 3.05%

REPURCHASE AGREEMENTS - 3.05%

$  5,367,000  GOLDMAN SACHS - 102% COLLARTERIZED BY U.S. GOVERNMENT SECURIES         5.31%        04/02/01       5,367,000
   3,009,000  J.P. MORGAN SECURITIES - 102% COLLARTERIZED BY U.S. GOVERNMENT
                SECURITIES                                                           5.21         04/02/01       3,009,000
   5,675,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLARTERIZED BY
                U.S. GOVERNMENT SECURITIES                                           5.22         04/02/01       5,675,000

TOTAL SHORT-TERM INSTRUMENTS (COST $14,051,000)                                                                 14,051,000
                                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES

(COST $426,401,333)*                   100.90%                                                               $ 464,411,640
OTHER ASSETS AND LIABILITIES NET        (0.90)                                                                  (4,145,874)
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 460,265,766
                                       ======                                                                =============

+  NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                  $ 91,833,411
   GROSS UNREALIZED DEPRECIATION                   (53,823,104)
                                                  ------------
   NET UNREALIZED APPRECIATION                    $ 38,010,307










THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                                VALUE
AFFILIATED STOCK PORTFOLIOS - 96.36%

     N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                     $  78,558,750
     N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                                              101,856,477
     N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                       185,889,686
     N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                             53,749,106
     N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                             54,637,887
     N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                        53,884,683
     N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                         54,046,562

                                                                                                               582,623,151
                                                                                                             -------------

 AFFILIATED STOCK FUNDS - 3.80%

   5,506,659  WELLS FARGO OTC GROWTH FUND                                                                      23,026,788

TOTAL INVESTMENTS IN AFFILIATED STOCK PORTFOLIOS/FUNDS (100.16%) (COST $429,209,377)                          605,649,939
                                                                                                             -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $429,209,377)*                   100.16%                                                               $ 605,649,939
OTHER ASSETS AND LIABILITIES, NET       (0.16)                                                                    (986,153)
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 604,663,786
                                       ======                                                                =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.












THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                                VALUE

     N/A      WELLS FARGO INDEX PORTFOLIO                                                                    $ 804,996,978

TOTAL INVESTMENT IN CORE PORTFOLIOS (99.95%) (COST $526,710,554)                                               804,996,978
                                                                                                             -------------

TOTAL INVESTMENT IN CORE PORTFOLIOS
(COST $526,710,554)*                    99.95%                                                               $ 804,996,978
OTHER ASSETS AND LIABILITIES, NET        0.05                                                                      419,140
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 805,416,118
                                       ======                                                                =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                                VALUE

     N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                                            $ 230,704,490

TOTAL INVESTMENT IN CORE PORTFOLIOS (100.51%) (COST $260,851,935)                                              230,704,490
                                                                                                             -------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $260,851,935)*                   100.51%                                                               $ 230,704,490
OTHER ASSETS AND LIABILITIES, NET       (0.51)                                                                  (1,179,024)
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 229,525,466
                                       ======                                                                =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                                       VALUE
COMMON STOCK - 85.49%

AUSTRALIA - 3.22%

      220,000  BROKEN HILL PROPRIETARY COMPANY LIMITED (METALS & MINING)                                       $ 2,105,428
    1,050,000  FOSTER'S BREWING GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                          2,640,329
      275,000  NEWS CORPORATION LIMITED (PRINTING & PUBLISHING INDUSTRIES)                                       2,085,286
       55,000  ONESTEEL LIMITED (METAL INDUSTRIES)                                                                  23,310

                                                                                                                 6,854,353
                                                                                                             -------------

BRAZIL - 0.39%

       62,000  ARACRUZ CELULOSE SA ADR (PAPER PRODUCTS)                                                            818,400
                                                                                                             -------------

FRANCE - 9.76%

       22,000  AXA UAP (INSURANCE)                                                                               2,448,594
       15,000  CAP GEMINI SA (BUSINESS SERVICES)                                                                 1,723,864
      215,000  GROUPE DANONE ADR (FOOD & KINDRED PRODUCTS)                                                       5,452,400
       25,000  SUEZ LYONNAISE DES EAUX SA (INDUSTRIAL)                                                           3,690,836
       36,000  TOTAL FINA ELF SA (OIL & GAS)                                                                     4,885,164
       42,000  VIVENDI UNIVERSAL SA (BUSINESS SERVICES)                                                          2,556,356

                                                                                                                20,757,214
                                                                                                             -------------

GERMANY - 6.56%

       13,000  ALLIANZ AG (INSURANCE)                                                                            3,798,246
       55,000  DRESDNER BANK AG (FINANCE)                                                                        2,498,674
       65,000  METRO AG (GENERAL MERCHANDISE STORES)                                                             2,769,674
       11,600  SGL CARBON AG (CHEMICALS & ALLIED PRODUCTS)+                                                        372,248
       20,000  SIEMENS AG (MULTI-INDUSTRY)                                                                       2,068,636
       51,000  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                       2,434,627

                                                                                                                13,942,105
                                                                                                             -------------

HONG KONG - 2.93%

      275,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                        2,882,592
      450,000  CHINA MOBILE LIMITED (TELECOMMUNICATIONS)+                                                        1,979,108
      470,000  CITIC PACIFIC LIMITED (INDUSTRIAL)                                                                1,358,961

                                                                                                                 6,220,661
                                                                                                             -------------

HUNGARY - 0.43%

       63,000  MATAV RT ADR (COMMUNICATIONS)                                                                       919,170
                                                                                                             -------------

IRELAND - 5.10%

      114,000  ELAN CORPORATION PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                           5,956,500
      110,000  RYANAIR HOLDINGS PLC ADR (AIRLINES)+                                                              4,895,000

                                                                                                                10,851,500
                                                                                                             -------------

ITALY - 3.53%

      580,000  BANCA INTESA SPA (FINANCE)                                                                        2,225,287
      435,000  ENI SPA (OIL & GAS)                                                                               2,845,701
      180,000  SAN PAOLO-- IMI SPA (FINANCE)                                                                     2,433,034

                                                                                                                 7,504,022
                                                                                                             -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                                       VALUE
JAPAN - 14.07%

       70,000  CANON INCORPORATED (ELECTRONICS)                                                              $   2,541,583
       58,000  FUJI PHOTO FILM COMPANY (CAPITAL EQUIPMENT)                                                       2,147,538
          135  JAPAN TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                    2,413,107
       58,000  KONAMI CORPORATION (ELECTRONICS)                                                                  2,735,334
      280,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                           1,030,039
      310,000  NIKKO SECURITIES COMPANY LIMITED (FINANCE)                                                        2,176,904
       30,000  NINTENDO COMPANY LIMITED (ELECTRONICS)                                                            4,910,003
      195,000  NIPPON SHEET GLASS COMPANY (GLASS)                                                                1,893,739
       39,000  SECOM COMPANY LIMITED (COMMERCIAL)                                                                2,209,621
       62,000  SEVEN-ELEVEN JAPAN COMPANY LIMITED (RETAIL)                                                       2,473,754
       87,000  TOYOTA MOTOR CORPORATION (CAPITAL EQUIPMENT)                                                      3,019,975
      165,000  USHIO INCORPORATED (ELECTRONICS)                                                                  2,391,084

                                                                                                                29,942,681
                                                                                                             -------------

KOREA REPUBLIC OF - 0.74%

       68,000  KOREA TELECOM CORPORATION SP ADR (COMMUNICATIONS)                                                 1,578,960
                                                                                                             -------------

MEXICO - 3.05%

      910,000  AMERICA MOVIL SA DE CV (COMMUNICATIONS)+                                                            666,110
      893,000  GRUPO TELEVISA SA DE CV (COMMUNICATIONS)+                                                         1,484,151
      910,000  TELEFONOS DE MEXICO SA (COMMUNICATIONS)                                                           1,436,689
    1,250,000  WALMART DE MEXICO (RETAIL)                                                                        2,910,840

                                                                                                                 6,497,790
                                                                                                             -------------

NETHERLANDS - 4.98%

      111,000  KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                    3,452,130
      126,500  KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONICS)                                                  3,377,550
       68,000  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR (OIL & GAS)                                           3,769,920

                                                                                                                10,599,600
                                                                                                             -------------

SINGAPORE - 1.42%

      335,560  DBS GROUP HOLDINGS LIMITED (FINANCE)                                                              3,029,526
                                                                                                             -------------

SPAIN - 3.02%

      390,000  BANCO SANTANDER SA (FINANCE)                                                                      3,568,398
      177,388  TELEFONICA SA (COMMUNICATIONS)                                                                    2,854,068

                                                                                                                 6,422,466
                                                                                                             -------------

SWEDEN - 0.51%

      195,300  TELFONAKRIEBOLAGET LM ERICSSON B SHARES ADR (ELECTRONICS)                                         1,092,469
                                                                                                             -------------

SWITZERLAND - 7.98%

        3,500  ADECCO SA (BUSINESS SERVICES)                                                                     1,841,294
        1,000  JULIUS BAER HOLDING LIMITED ZURICH (INVESTMENT OFFICES)                                           4,490,255
        2,100  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                               4,400,855
        2,500  NOVARTIS AG (CAPITAL EQUIPMENT)                                                                   3,923,903
       63,000  STMICROELECTRONICS NV (ELECTRONICS)                                                               2,199,915
        2,500  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                          128,914

                                                                                                                16,985,136
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                                       VALUE
TAIWAN - 1.87%

      220,000  ASE TEST LIMITED (ELECTRONICS)+                                                               $   2,681,250
      259,606  RITEK CORPORATION GDR (INDUSTRIAL)+                                                               1,296,396

                                                                                                                 3,977,646
                                                                                                             -------------

UNITED KINGDOM - 15.93%

      240,000  AMVESCAP PLC (FINANCE)                                                                            3,497,398
       96,500  ARM HOLDINGS PLC ADR (BUSINESS SERVICES)                                                          1,326,875
      380,000  BP AMOCO PLC (OIL & GAS)                                                                          3,144,246
      167,000  BRITISH TELECOMMUNICATIONS PLC (TELECOMMUNICATIONS)                                               1,210,868
      290,000  COMPASS GROUP PLC (EATING & DRINKING PLACES)+                                                     2,069,721
      295,000  DIAGEO PLC (BUSINESS SERVICES)                                                                    2,965,182
       58,000  GLAXOSMITHKLINE PLC ADR (PHARMACEUTICALS)+                                                        3,033,400
      230,000  HSBC HOLDINGS PLC (FINANCE)                                                                       2,713,179
      240,000  LLOYDS TSB GROUP PLC (FINANCE)                                                                    2,359,464
      870,000  MICHAEL PAGE INTERNATIONAL (BUSINESS SERVICES)+                                                   2,201,655
       48,000  NDS GROUP PLC ADR (COMMUNICATIONS)+                                                               1,860,000
      240,000  ROYAL BANK OF SCOTLAND GROUP (FINANCE)                                                            5,455,941
      752,000  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)+                                                           2,063,409

                                                                                                                33,901,338
                                                                                                             -------------

TOTAL COMMON STOCK (COST $198,933,254)                                                                         181,895,037
                                                                                                             -------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
SHORT-TERM INSTRUMENTS - 12.88%

REPURCHASE AGREEMENTS - 12.88%

$  27,404,348  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S.
                 GOVERNMENT                                                          5.38%        04/02/01      27,404,348

TOTAL SHORT TERM - INSTRUMENTS (COST $27,404,348)                                                               27,404,348
                                                                                                             -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $226,337,602)*                    98.37%                                                               $ 209,299,385
OTHER ASSETS AND LIABILITIES, NET        1.63                                                                    3,472,876
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 212,772,261
                                       ======                                                                =============

+  NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                   $16,143,686
   GROSS UNREALIZED DEPRECIATION                   (33,181,903)
                                                  ------------
   NET UNREALIZED DEPRECIATION                    $(17,038,217)







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT         SECURITY DESCRIPTION                                                                                VALUE

      N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                   $1,758,037,364

TOTAL INVESTMENT IN CORE PORTFOLIOS (99.81%) (COST $1,917,503,059)                                           1,758,037,364
                                                                                                            --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,917,503,059)*                  99.81%                                                              $1,758,037,364
OTHER ASSETS AND LIABILITIES, NET        0.19                                                                    3,376,621
                                       ------                                                               --------------
TOTAL NET ASSETS                       100.00%                                                              $1,761,413,985
                                       ======                                                               ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

























THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    MID CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCK - 88.57%

APPAREL & ACCESSORY STORES - 0.76%

        2,675  ANNTAYLOR STORES CORPORATION+                                                                 $      71,021
                                                                                                             -------------

BUSINESS SERVICES - 11.86%

        4,065  CITRIX SYSTEMS INCORPORATED+                                                                         85,873
       11,555  COMMERCE ONE INCORPORATED +                                                                         107,808
        8,440  COMPUWARE CORPORATION+                                                                               82,290
        4,795  CONCORD EFS INCORPORATED+                                                                           195,396
        2,225  ECOLAB INCORPORATED                                                                                  94,385
        1,395  FISERV INCORPORATED+                                                                                 62,688
        5,430  IMS HEALTH INCORPORATED                                                                             135,207
        1,755  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                          60,284
          100  MANUGISTICS GROUP INCORPORATED+                                                                       1,831
          970  MCKESSON HBOC INCORPORATED                                                                           25,948
        1,960  MERCURY INTERACTIVE CORPORATION+                                                                     82,075
       16,620  NIKU CORPORATION+                                                                                    44,666
        1,990  SEI INVESTMENTS COMPANY                                                                              62,063
        1,090  TMP WORLDWIDE INCORPORATED+                                                                          40,943
        1,320  WEBMETHODS INCORPORATED+                                                                             27,556

                                                                                                                 1,109,013
                                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 12.40%

        1,120  ABGENIX INCORPORATED+                                                                                26,530
        1,910  ALKERMES INCORPORATED+                                                                               41,901
        2,160  ALZA CORPORATION+                                                                                    87,480
          845  BIOGEN INCORPORATED+                                                                                 53,499
        3,400  CELGENE CORPORATION+                                                                                 85,000
        2,345  CEPHALON INCORPORATED+                                                                              112,707
        1,420  COR THERAPEUTICS INCORPORATED+                                                                       31,950
        3,125  FOREST LABORATORIES INCORPORATED+                                                                   185,125
        3,450  KING PHARMACEUTICALS INCORPORATED+                                                                  140,588
        2,515  MEDIMMUNE INCORPORATED+                                                                              90,226
        1,745  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                             53,153
        2,055  MYLAN LABORATORIES INCORPORATED                                                                      53,122
        1,695  PRAXAIR INCORPORATED                                                                                 75,681
        2,335  WATSON PHARMACEUTICALS INCORPORATED+                                                                122,820

                                                                                                                 1,159,782
                                                                                                             -------------

COMMUNICATIONS - 6.62%

        1,615  AETHER SYSTEMS INCORPORATED+                                                                         20,995
        4,310  COX RADIO INCORPORATED CLASS A+                                                                      90,553
        7,730  EXODUS COMMUNICATIONS INCORPORATED+                                                                  83,098
        1,535  HISPANIC BROADCASTING CORPORATION+                                                                   29,319
        4,240  METROMEDIA FIBER NETWORK INCORPORATED CLASS A+                                                       23,235
        4,165  OPENWAVE SYSTEMS INCORPORATED+                                                                       82,634
        2,045  POWERWAVE TECHNOLOGIES INCORPORATED+                                                                 27,863
        2,450  REDBACK NETWORKS INCORPORATED+                                                                       32,046

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    MID CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                                      VALUE
COMMUNICATIONS (continued)

        8,140  RF MICRO DEVICES INCORPORATED+                                                                $      95,136
        1,465  UNIVISION COMMUNICATIONS INCORPORATED+                                                               55,904
        1,925  WESTERN WIRELESS CORPORATION+                                                                        78,203

                                                                                                                   618,986
                                                                                                             -------------

CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.51%

        2,148  QUANTA SERVICES INCORPORATED+                                                                        47,943
                                                                                                             -------------

DEPOSITORY INSTITUTIONS - 0.52%

          745  GOLDEN WEST FINANCIAL CORPORATION                                                                    48,351
                                                                                                             -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.97%

        2,080  CALPINE CORPORATION+                                                                                114,546
        2,165  CMS ENERGY CORPORATION                                                                               64,062
          930  DYNEGY INCORPORATED CLASS A                                                                          47,439
        1,410  NRG ENERGY INCORPORATED+                                                                             51,324

                                                                                                                   277,371
                                                                                                             -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.25%

        4,295  ADVANCED FIBRE COMMUNICATIONS INCORPORATED+                                                          61,472
        2,070  ADVANCED MICRO DEVICES INCORPORATED+                                                                 54,938
        2,925  ALPHA INDUSTRIES INCORPORATED+                                                                       46,069
        2,890  APPLIED MICRO CIRCUITS CORPORATION+                                                                  47,685
        7,245  ATMEL CORPORATION+                                                                                   71,092
        1,385  EXAR CORPORATION+                                                                                    27,181
        1,770  GLOBESPAN INCORPORATED+                                                                              38,719
        2,280  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                           67,511
        3,220  LSI LOGIC CORPORATION+                                                                               50,651
        4,035  MCDATA CORPORATION CLASS A+                                                                          76,161
        2,485  MICREL INCORPORATED+                                                                                 69,425
        7,625  MICROTUNE INCORPORATED+                                                                              59,570
        2,550  NATIONAL SEMICONDUCTOR CORPORATION+                                                                  68,213
        1,430  NOVELLUS SYSTEMS INCORPORATED+                                                                       58,004
        2,650  POWER-ONE INCORPORATED+                                                                              38,399
        3,280  SANMINA CORPORATION+                                                                                 64,165
        1,327  SCIENTIFIC-ATLANTA INCORPORATED                                                                      55,190
        3,660  SEMTECH CORPORATION+                                                                                107,741
        2,030  SONUS NETWORKS INCORPORATED+                                                                         40,505
        1,730  TRANSWITCH CORPORATION+                                                                              22,705
        3,790  VIRATA CORPORATION+                                                                                  49,506
        2,665  VITESSE SEMICONDUCTOR CORPORATION+                                                                   63,460

                                                                                                                 1,238,362
                                                                                                             -------------

GENERAL MERCHANDISE STORES - 4.92%

        3,620  BJ'S WHOLESALE CLUB INCORPORATED+                                                                   173,217
        6,725  DOLLAR GENERAL CORPORATION                                                                          137,459
        5,790  FAMILY DOLLAR STORES INCORPORATED                                                                   148,803

                                                                                                                   459,479
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    MID CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                                      VALUE
HEALTH SERVICES - 3.02%

        5,815  HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A+                                              $    90,424
          750  HUMAN GENOME SCIENCES INCORPORATED+                                                                  34,500
        1,305  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                         156,926

                                                                                                                   281,850
                                                                                                             -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.53%

        1,903  BEST BUY COMPANY INCORPORATED+                                                                       68,432
        2,855  WILLIAMS-SONOMA INCORPORATED+                                                                        74,943

                                                                                                                   143,375
                                                                                                             -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.73%

        1,325  BAKER HUGHES INCORPORATED                                                                            48,111
        3,990  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                         83,351
        1,575  ELECTRONIC ARTS INCORPORATED+                                                                        85,444
          620  EMULEX CORPORATION+                                                                                  11,664
        2,205  JABIL CIRCUIT INCORPORATED+                                                                          47,672
        4,085  LAM RESEARCH CORPORATION+                                                                            97,019
        1,825  NETIQ CORPORATION+                                                                                   34,446
        4,110  PALM INCORPORATED+                                                                                   34,550

                                                                                                                   442,257
                                                                                                             -------------

INSURANCE CARRIERS - 3.42%

        4,670  HEALTH NET INCORPORATED+                                                                             96,249
        1,150  PMI GROUP INCORPORATED                                                                               74,727
          770  PROGRESSIVE CORPORATION                                                                              74,729
        1,060  RENAISSANCERE HOLDINGS LIMITED                                                                       74,210

                                                                                                                   319,915
                                                                                                             -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.81%

          990  ALLERGAN INCORPORATED                                                                                73,409
        3,275  APPLERA CORPORATION                                                                                  90,881
        3,846  BOSTON SCIENTIFIC CORPORATION+                                                                       77,612
        3,295  KLA-TENCOR CORPORATION+                                                                             129,741
        6,460  MICROCHIP TECHNOLOGY INCORPORATED+                                                                  163,519
          600  MILLIPORE CORPORATION                                                                                27,756
        1,790  TERADYNE INCORPORATED+                                                                               59,070
        2,335  WATERS CORPORATION+                                                                                 108,460

                                                                                                                   730,448
                                                                                                             -------------

MISCELLANEOUS RETAIL - 0.97%

        3,710  BED BATH & BEYOND INCORPORATED+                                                                      91,127
                                                                                                             -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.19%

        3,403  METRIS COMPANIES INCORPORATED                                                                        70,714
        2,734  PROVIDIAN FINANCIAL CORPORATION                                                                     134,103

                                                                                                                   204,817
                                                                                                             -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    MID CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES         SECURITY NAME                                                                                      VALUE
OIL & GAS EXTRACTION - 5.31%

          885  ANADARKO PETROLEUM CORPORATION                                                                  $    55,560
          915  APACHE CORPORATION                                                                                   52,713
          925  B J SERVICES COMPANY+                                                                                65,860
        2,295  DIAMOND OFFSHORE DRILLING INCORPORATED                                                               90,308
        2,445  ENCORE ACQUISITION COMPANY+                                                                          31,052
        2,465  ENSCO INTERNATIONAL INCORPORATED                                                                     86,275
        1,125  NOBLE DRILLING CORPORATION+                                                                          51,930
          895  SMITH INTERNATIONAL INCORPORATED+                                                                    62,829

                                                                                                                   496,527
                                                                                                             -------------

PAPER & ALLIED PRODUCTS - 0.46%

          830  AVERY DENNISON CORPORATION                                                                           43,178
                                                                                                             -------------

PRIMARY METAL INDUSTRIES - 0.51%

        1,835  ENGELHARD CORPORATION                                                                                47,453
                                                                                                             -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.57%

        4,410  SEALED AIR CORPORATION+                                                                             146,985
                                                                                                             -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.93%

        2,890  KNIGHT TRADING GROUP INCORPORATED+                                                                   42,266
        3,295  STILWELL FINANCIAL INCORPORATED                                                                      88,372
        1,749  WADDELL & REED FINANCIAL INCORPORATED                                                                49,584

                                                                                                                   180,222
                                                                                                             -------------

TRANSPORTATION SERVICES - 1.31%

        2,890  C H ROBINSON WORLDWIDE INCORPORATED                                                                  79,114
          865  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                  43,628

                                                                                                                   122,742
                                                                                                             -------------

TOTAL COMMON STOCK (COST $10,181,343)                                                                            8,281,204
                                                                                                             -------------

STOCK FUNDS - 1.78%

        4,250  NASDAQ-100 SHARES TRACKING STOCK+                                                                   166,388

TOTAL STOCK FUNDS (COST $173,986)                                                                                  166,388
                                                                                                             -------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
SHORT-TERM INSTRUMENTS - 6.48%

REPURCHASE AGREEMENTS - 6.48%

     $386,000  GOLDMAN SACHS - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES     5.31%         04/05/01        386,000
      100,000  J.P. MORGAN SECURITIES - 102% COLLATERALIZED BY U.S. GOVERNMENT
                 SECURITIES                                                          5.21          04/05/01        100,000
      120,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY
               U.S. GOVERNMENT SECURITIES                                            5.22          04/05/01        120,000

TOTAL SHORT-TERM INSTRUMENTS (COST $606,000)                                                                       606,000
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    MID CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $10,961,329)*                     96.83%                                                               $   9,053,592

OTHER ASSETS AND LIABILITIES, NET        3.17                                                                      296,112
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $   9,349,704
                                       ======                                                                =============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                  $   250,158
   GROSS UNREALIZED DEPRECIATION                   (2,157,895)
                                                  -----------
   NET UNREALIZED DEPRECIATION                    $(1,907,737)
















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
COMMON STOCK - 97.04%

APPAREL & ACCESSORY STORES - 2.57%

     120,805  ABERCROMBIE & FITCH COMPANY CLASS A+                                                           $   3,950,324
     181,960  GYMBOREE CORPORATION+                                                                              1,819,600
      76,460  ROSS STORES INCORPORATED                                                                           1,433,625

                                                                                                                 7,203,549
                                                                                                             -------------

BUSINESS SERVICES - 15.23%

      90,900  ADMINISTAFF INCORPORATED+                                                                          1,649,835
      77,675  AETHER SYSTEMS INCORPORATED+                                                                       1,009,775
      69,929  CLARENT CORPORATION+                                                                                 839,148
     182,155  CLICK COMMERCE INCORPORATED+                                                                       1,548,317
     466,403  COMMERCE ONE INCORPORATED+                                                                         4,351,540
     467,159  EFUNDS CORPORATION+                                                                                8,992,810
     165,645  GETTY IMAGES INCORPORATED+                                                                         2,671,026
      39,904  INFORMATICA CORPORATION+                                                                             531,222
      50,840  KORN/FERRY INTERNATIONAL+                                                                            852,587
     118,670  MANUGISTICS GROUP INCORPORATED+                                                                    2,173,144
     198,520  MATRIXONE INCORPORATED+                                                                            3,387,248
      50,360  METASOLV SOFTWARE INCORPORATED+                                                                      711,335
     129,615  NCO GROUP INCORPORATED+                                                                            3,313,283
      31,310  NETEGRITY INCORPORATED+                                                                              771,009
     243,548  NETIQ CORPORATION+                                                                                 4,596,969
     519,540  NIKU CORPORATION+                                                                                  1,396,264
      66,040  NUMERICAL TECHNOLOGIES INCORPORATED+                                                                 652,145
      46,155  PEREGRINE SYSTEMS INCORPORATED+                                                                      900,023
      89,105  PREDICTIVE SYSTEMS INCORPORATED+                                                                     180,995
      99,210  VIGNETTE CORPORATION+                                                                                638,664
      68,500  WEBMETHODS INCORPORATED+                                                                           1,429,936

                                                                                                                42,597,275
                                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 10.20%

      97,750  ALKERMES INCORPORATED+                                                                             2,144,390
     114,815  ALPHARMA INCORPORATED                                                                              3,759,043
      26,025  BARR LABORATORIES INCORPORATED+                                                                    1,487,849
     130,015  CELGENE CORPORATION+                                                                               3,250,375
     222,241  FIRST HORIZON PHARMACEUTICAL CORPORATION+                                                          4,639,281
      66,595  INVITROGEN CORPORATION+                                                                            3,652,735
      86,943  MEDICIS PHARMACEUTICAL CORPORATION+                                                                3,896,785
      68,405  NEUROCRINE BIOSCIENCES INCORPORATED+                                                               1,410,853
     124,325  NOVEN PHARMACEUTICALS INCORPORATED+                                                                3,519,952
      34,489  PHARMACYCLICS INCORPORATED+                                                                          776,003

                                                                                                                28,537,266
                                                                                                             -------------

COMMUNICATIONS - 2.98%

     256,480  CERAGON NETWORKS LIMITED+                                                                          1,586,970
     105,521  ENTERCOM COMMUNICATIONS CORPORATION+                                                               4,146,975
      42,790  EXODUS COMMUNICATIONS INCORPORATED+                                                                  459,993

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
COMMUNICATIONS (continued)

     135,065  MASTEC INCORPORATED+                                                                           $   1,824,728
     151,610  NOVATEL WIRELESS INCORPORATED+                                                                       312,696

                                                                                                                 8,331,362
                                                                                                             -------------

DEPOSITORY INSTITUTIONS - 1.14%

      48,015  INDYMAC BANCORP INCORPORATED+                                                                      1,379,951
      62,288  NEW YORK COMMUNITY BANCORP INCORPORATED                                                            1,806,338

                                                                                                                 3,186,289
                                                                                                             -------------

EDUCATIONAL SERVICES - 1.10%

      44,595  CORINTHIAN COLLEGES INCORPORATED+                                                                  1,794,949
      39,715  EDUCATION MANAGEMENT CORPORATION+                                                                  1,295,702

                                                                                                                 3,090,651
                                                                                                             -------------

ELECTRIC GAS & SANITARY SERVICES - 2.29%

     208,240  ORION POWER HOLDINGS INCORPORATED+                                                                 6,392,968
                                                                                                             -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 10.29%

     139,830  AEROFLEX INCORPORATED+                                                                             1,441,997
      49,020  ALPHA INDUSTRIES INCORPORATED+                                                                       772,065
      59,745  ASTROPOWER INCORPORATED+                                                                           1,792,350
      50,435  C&D TECHNOLOGIES INCORPORATED                                                                      1,392,006
      61,160  DIGITAL LIGHTWAVE INCORPORATED+                                                                    1,077,945
      65,645  EMCORE CORPORATION+                                                                                1,645,228
     279,535  EXAR CORPORATION+                                                                                  5,485,875
      20,640  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                           611,150
      47,191  LUMINENT INCORPORATED+                                                                               125,351
      34,330  MICREL INCORPORATED+                                                                                 959,094
     264,660  MICROTUNE INCORPORATED+                                                                            2,067,657
      65,425  OPENWAVE SYSTEMS INCORPORATED+                                                                     1,298,032
     156,337  PIXELWORKS INCORPORATED+                                                                           1,563,370
     214,335  POWERWAVE TECHNOLOGIES INCORPORATED+                                                               2,920,315
      28,990  RF MICRO DEVICES INCORPORATED+                                                                       338,821
      59,745  THREE-FIVE SYSTEMS INCORPORATED+                                                                     728,889
      44,990  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                            1,436,868
      26,952  VICOR CORPORATION+                                                                                   552,516
     196,610  VIRATA CORPORATION+                                                                                2,568,219

                                                                                                                28,777,748
                                                                                                             -------------

ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 3.07%

      38,070  AURORA BIOSCIENCES CORPORATION+                                                                      680,501
      25,628  F.Y.I. INCORPORATED+                                                                                 856,936
      76,350  ICON PLC ADR+                                                                                      1,760,822
      29,340  MYRIAD GENETICS INCORPORATED+                                                                      1,190,104
     133,385  QUINTILES TRANSNATIONAL CORPORATION+                                                               2,517,642
      78,420  TETRA TECH INCORPORATED+                                                                           1,588,005

                                                                                                                 8,594,010
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.23%
      73,735  SHAW GROUP INCORPORATED+                                                                       $   3,444,162
                                                                                                             -------------

FURNITURE & FIXTURES - 0.12%

      13,691  FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                         324,477
                                                                                                             -------------

GENERAL MERCHANDISE STORES - 1.91%

     111,694  BJ'S WHOLESALE CLUB INCORPORATED+                                                                  5,344,558
                                                                                                             -------------

HEALTH SERVICES - 6.26%

      25,420  ADVANCEPCS+                                                                                        1,379,432
     110,030  CAREMARK RX INCORPORATED+                                                                          1,434,791
     203,860  COVANCE INCORPORATED+                                                                              2,619,601
      35,685  ENZON INCORPORATED+                                                                                1,695,038
      37,700  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                        4,533,425
      96,140  PROVINCE HEALTHCARE COMPANY+                                                                       2,926,261
     104,045  TRIAD HOSPITALS INCORPORATED+                                                                      2,939,271

                                                                                                                17,527,819
                                                                                                             -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.86%

      51,315  AFFILIATED MANAGERS GROUP INCORPORATED+                                                           2,411,805
                                                                                                             -------------

HOME FURNITURE FURNISHINGS & EQUIPMENT STORES - 3.96%

     102,685  LINENS `N THINGS INCORPORATED+                                                                     2,823,838
     331,820  PIER 1 IMPORTS INCORPORATED                                                                        4,313,660
     157,345  ULTIMATE ELECTRONICS INCORPORATED+                                                                 3,933,625

                                                                                                                11,071,123
                                                                                                             -------------

HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES - 0.50%

     101,935  STATION CASINOS INCORPORATED+                                                                     1,407,722
                                                                                                             -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.00%

     179,975  ADVANCED DIGITAL INFORMATION CORPORATION+                                                          3,115,817
     157,560  LAM RESEARCH CORPORATION+                                                                          3,742,050
     131,930  OIL STATES INTERNATIONAL INCORPORATED+                                                             1,484,212
     222,950  PLANAR SYSTEMS INCORPORATED+                                                                       2,842,613

                                                                                                                11,184,692
                                                                                                             -------------

INSURANCE AGENTS BROKERS & SERVICE - 1.59%

     160,514  ARTHUR J. GALLAGHER & COMPANY                                                                      4,446,238
                                                                                                             -------------

INSURANCE CARRIERS - 4.33%

     146,775  HCC INSURANCE HOLDINGS INCORPORATED                                                                3,882,199
     224,040  HEALTH NET INCORPORATED+                                                                           4,617,464
      80,480  W R BERKLEY CORPORATION                                                                            3,626,630

                                                                                                                12,126,293
                                                                                                             -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 6.41%

      23,550  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                       $     607,884
      83,160  BIOSITE DIAGNOSTICS INCORPORATED+                                                                  3,118,500
      41,375  CREDENCE SYSTEMS CORPORATION+                                                                        848,188
      53,760  CYMER INCORPORATED+                                                                                1,162,829
      56,120  KLA-TENCOR CORPORATION+                                                                            2,209,725
      26,880  LTX CORPORATION+                                                                                     502,320
     136,845  MICROCHIP TECHNOLOGY INCORPORATED+                                                                 3,463,889
     113,405  ZOLL MEDICAL CORPORATION+                                                                          3,954,999
     108,529  ZYGO CORPORATION+                                                                                  2,055,268

                                                                                                                17,923,602
                                                                                                             -------------

MISCELLANEOUS RETAIL - 1.85%

     172,635  J. JILL GROUP INCORPORATED+                                                                        3,021,113
      72,330  MICHAELS STORES INCORPORATED+                                                                      2,165,379

                                                                                                                 5,186,492
                                                                                                             -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.83%

      70,791  AMERICREDIT CORPORATION+                                                                           2,295,752
     125,188  METRIS COMPANIES INCORPORATED                                                                      2,601,406
      21,250  NEXTCARD INCORPORATED+                                                                               219,141

                                                                                                                 5,116,299
                                                                                                             -------------

OIL & GAS EXTRACTION - 5.26%

     196,945  KEY ENERGY SERVICES INCORPORATED+                                                                  2,107,311
      56,074  LOUIS DREYFUS NATURNAL GAS CORPORATION+                                                            2,074,738
      49,570  MARINE DRILLING COMPANY INCORPORATED+                                                              1,321,040
      48,554  NEWFIELD EXPLORATION COMPANY+                                                                      1,694,535
      41,365  PATTERSON ENERGY INCORPORATED+                                                                     1,308,168
      78,885  PRIDE INTERNATIONAL INCORPORATED+                                                                  1,874,308
      42,162  UTI ENERGY CORPORATION+                                                                            1,275,401
      41,760  VERITAS DGC INCORPORATED+                                                                          1,334,232
      85,095  VINTAGE PETROLEUM INCORPORATED                                                                     1,731,683

                                                                                                                14,721,416
                                                                                                             -------------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.72%

      84,425  SKECHERS USA INCORPORATED+                                                                         2,026,200
                                                                                                             -------------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 3.01%

     106,783  BLACKROCK INCORPORATED+                                                                            3,844,188
      89,545  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                          4,584,704

                                                                                                                 8,428,892
                                                                                                             -------------

TRANSPORTATION BY AIR - 1.08%

     129,355  SKYWEST INCORPORATED                                                                               3,007,504
                                                                                                             -------------

TRANSPORTATION EQUIPMENT - 0.64%

     100,165  IMPCO TECHNOLOGIES INCORPORATED+                                                                   1,777,929
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
TRANSPORTATION SERVICES - 1.05%

     107,100  C.H. ROBINSON WORLDWIDE INCORPORATED                                                           $   2,931,863
                                                                                                             -------------

WHOLESALE TRADE-DURABLE GOODS - 0.58%

      89,605  KENT ELECTRONICS CORPORATION+                                                                      1,612,890
                                                                                                             -------------

WHOLESALE TRADE-NONDURABLE GOODS - 0.98%

      56,125  AMERISOURCE HEALTH CORPORATION+                                                                    2,752,930
                                                                                                             -------------

TOTAL COMMON STOCK (COST $347,203,532)                                                                         271,486,022
                                                                                                             -------------

CLOSED END MUTUAL FUNDS - 1.27%

       3,975  ISHARES RUSSELL 2000 GROWTH                                                                          217,830
      80,120  SEMICONDUCTOR HOLDRS TRUST                                                                         3,324,179

TOTAL CLOSED END MUTUAL FUND (COST $3,890,435)                                                                   3,542,009
                                                                                                             -------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 0.56%

REPURCHASE AGREEMENTS - 0.56%

$    261,000  GOLDMAN SACHS - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES      5.31%         4/02/01         261,000
   1,119,000  J.P. MORGAN SECURITIES - 102% COLLATERALIZED BY U.S. GOVERNMENT
                SECURITIES                                                           5.21          4/02/01       1,119,000
     175,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                U.S. GOVERNMENT SECURITIES                                           5.22          4/02/01         175,000

TOTAL SHORT-TERM INVESTMENTS (COST $1,555,000)                                                                   1,555,000
                                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $352,648,967)*                    98.87%                                                               $ 276,583,031
OTHER ASSETS AND LIABILITIES NET         1.13                                                                    3,173,915
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 279,756,948
                                       ------                                                                -------------
                                       ------                                                                -------------

   + NON-INCOME EARNING SECURITIES.
   * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                  $ 14,121,110
   GROSS UNREALIZED DEPRECIATION                   (90,187,046)
                                                  ------------
   NET UNREALIZED DEPRECIATION                    $(76,065,936)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
COMMON STOCK - 90.25%

AGRICULTURAL PRODUCTION-CROPS - 0.81%

      91,700  DELTA & PINE LAND COMPANY                                                                      $   2,209,970
                                                                                                             -------------

AMUSEMENT & RECREATION SERVICES - 1.37%

      60,800  ANCHOR GAMING+                                                                                     3,724,000
                                                                                                             -------------

APPAREL & ACCESSORY STORES - 1.85%

      74,200  ABERCROMBIE & FITCH COMPANY+                                                                       2,426,340
      64,700  FOOTSTAR INCORPORATED+                                                                             2,597,705

                                                                                                                 5,024,045
                                                                                                             -------------

BUSINESS SERVICES - 8.47%

      72,800  AFFILIATED COMPUTER SERVICES CLASS A+                                                              4,724,720
     135,600  DENDRITE INTERNATIONAL INCORPORATED+                                                               1,898,400
      84,000  GLOBAL PAYMENTS INCORPORATED+                                                                      1,554,000
     108,200  NATIONAL DATA CORPORATION                                                                          2,526,470
      27,500  PROFESSIONAL DETAILING INCORPORATED+                                                               1,697,695
     156,200  PROGRESS SOFTWARE CORPORATION+                                                                     2,264,900
       4,900  RADISYS CORPORATION+                                                                                  83,300
     118,200  SONICWALL INCORPORATED+                                                                            1,440,562
     102,000  SYBASE INCORPORATED+                                                                               1,581,000
      50,200  SYMANTEC CORPORATION+                                                                              2,098,988
     190,800  UNITED RENTALS INCORPORATED+                                                                       3,115,764

                                                                                                                22,985,799
                                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 3.18%

     132,900  CHARLES RIVER LABS+                                                                                3,289,275
      61,473  MEDICIS PHARMACEUTICAL CORPORATION+                                                                2,755,220
      67,900  SCOTTS COMPANY CLASS A+                                                                            2,583,595

                                                                                                                 8,628,090
                                                                                                             -------------

COMMUNICATIONS - 0.75%

      65,800  COX RADIO INCORPORATED CLASS A+                                                                    1,382,458
     113,400  ITC DELTACOM INCORPORATED+                                                                           666,225

                                                                                                                 2,048,683
                                                                                                             -------------

CONSUMER CYCLICAL - 1.97%

     116,608  RENT-A-CENTER INCORPORATED+                                                                        5,356,680
                                                                                                             -------------

DEPOSITORY INSTITUTIONS - 1.22%

      72,900  NORTH FORK BANCORPORATION INCORPORATED                                                             1,891,755
      57,860  WASHINGTON FEDERAL INCORPORATED                                                                    1,421,186

                                                                                                                 3,312,941
                                                                                                             -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
EATING & DRINKING PLACES - 6.15%

      92,100  APPLEBEE'S INTERNATIONAL INCORPORATED                                                         $    3,286,819
     102,861  CEC ENTERTAINMENT INCORPORATED+                                                                    4,561,885
      95,657  JACK IN THE BOX INCORPORATED+                                                                      2,864,927
     105,400  OUTBACK STEAKHOUSE INCORPORATED+                                                                   2,683,484
     168,590  RUBY TUESDAY INCORPORATED                                                                          3,306,050

                                                                                                                16,703,165
                                                                                                             -------------

EDUCATIONAL SERVICES - 0.33%

      44,100  EDISON SCHOOLS INCORPORATED+                                                                         893,025
                                                                                                             -------------

ELECTRIC, GAS & SANITARY SERVICES - 5.35%

      59,700  BLACK HILLS CORPORATION                                                                            2,728,887
     172,800  COVANTA ENERGY CORPORATION+                                                                        2,903,040
     196,493  EL PASO ELECTRIC COMPANY+                                                                          2,868,798
      24,200  EQUITABLE RESOURCES INCORPORATED                                                                   1,669,800
      82,100  KINDER MORGAN CORPORATION                                                                          4,367,720

                                                                                                                 14,538,245
                                                                                                             -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 5.46%

      84,600  ALPHA INDUSTRIES INCORPORATED+                                                                     1,332,450
      72,400  AMPHENOL CORPORATION+                                                                              2,280,600
      91,900  APW LIMITED+                                                                                         788,502
      38,104  CTS CORPORATION                                                                                      790,658
      31,300  DUPONT PHOTOMASKS INCORPORATED+                                                                    1,373,412
      51,000  LATTICE SEMICONDUCTOR CORPORATION+                                                                   927,563
     151,500  OAK TECHNOLOGY INCORPORATED+                                                                         894,797
      56,800  PERICOM SEMICONDUCTOR CORPORATION+                                                                   731,300
     176,300  SENSORMATIC ELECTRONICS CORPORATION+                                                               3,349,700
      25,915  SPX CORPORATION+                                                                                   2,352,045

                                                                                                                14,821,027
                                                                                                             -------------

ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 1.42%

      48,657  PERKINELMER INCORPORATED                                                                           2,552,060
      14,707  QUEST DIAGNOSTICS INCORPORATED+                                                                    1,307,011

                                                                                                                 3,859,071
                                                                                                             -------------

FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.01%

      30,900  ALLIANT TECHSYSTEMS INCORPORATED+                                                                  2,736,195
                                                                                                             -------------

FOOD & KINDRED PRODUCTS - 1.03%

      39,300  CONSTELLATION BRANDS INCORPORATED+                                                                 2,797,374
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
GENERAL MERCHANDISE STORES - 1.05%

     207,200  VENATOR GROUP INCORPORATED+                                                                    $   2,859,360
                                                                                                             -------------

HEALTH SERVICES - 10.79%

      70,500  ADVANCEPCS+                                                                                        3,825,726
     356,800  BEVERLY ENTERPRISES INCORPORATED+                                                                  2,854,400
      59,788  COMMUNITY HEALTH CARE+                                                                             1,703,958
     105,100  COVANCE INCORPORATED+                                                                              1,350,535
     139,600  DAVITA INCORPORATED+                                                                               2,370,408
      35,500  FIRST HEALTH GROUP CORPORATION+                                                                    1,557,563
      20,010  LABORATORY CORPORATION OF AMERICA HOLDINGS +                                                       2,406,203
     163,100  MANOR CARE INCORPORATED+                                                                           3,327,240
      94,600  REHABCARE GROUP INCORPORATED+                                                                      3,897,519
      97,200  RENAL CARE GROUP INCORPORATED+                                                                     2,606,904
      38,300  UNIVERSAL HEALTH SERVICES INCORPORATED+                                                            3,381,890

                                                                                                                29,282,346
                                                                                                             -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.77%

      57,780  AFFILIATED MANAGERS GROUP INCORPORATED+                                                            2,715,660
     104,100  ALLIED CAPITAL CORPORATION                                                                         2,095,013

                                                                                                                 4,810,673
                                                                                                             -------------

HOME FURNITURE FURNISHINGS & EQUIPMENT STORES - 1.15%

     123,000  PIER 1 IMPORTS INCORPORATED+                                                                       1,599,000
      57,900  WILLIAMS-SONOMA INCORPORATED                                                                       1,519,875

                                                                                                                 3,118,875
                                                                                                             -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.37%

      26,600  ZEBRA TECHNOLOGIES CORPORATION+                                                                    1,014,125
                                                                                                             -------------

INSURANCE AGENTS BROKERS & SERVICE - 1.20%

      93,200  HILB ROGAL HAMILTON                                                                                3,262,000
                                                                                                             -------------

INSURANCE CARRIERS - 4.07%

      81,622  AMERUS GROUP COMPANY                                                                               2,477,228
      77,800  LUECADIA NATIONAL CORPORATION                                                                      2,502,826
      38,400  RENAISSANCERE HOLDINGS LIMITED                                                                     2,688,384
      10,300  WHITE MOUNTAINS INSURANCE GROUP INCORPORATED                                                       3,383,550

                                                                                                                11,051,988
                                                                                                             -------------

LEATHER & LEATHER PRODUCTS - 0.79%

     146,600  WOLVERINE WORLD WIDE INCORPORATED                                                                  2,137,428
                                                                                                             -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 9.22%

      70,800  APOGENT TECHNOLOGIES INCORPORATED+                                                             $   1,432,992
      85,500  BECKMAN COULTER INCORPORATED                                                                       3,342,195
      66,300  C R BARD INCORPORATED                                                                              3,010,020
      25,500  COOPER COMPANIES INCORPORATED                                                                      1,207,425
      10,800  DENTSPLY INTERNATIONAL INCORPORATED                                                                  394,200
     147,300  EDWARD LIFESCIENCES CORPORATION+                                                                   2,887,080
     100,809  INVACARE CORPORATION                                                                               3,983,972
      49,400  METTLER-TOLEDO INTERNATIONAL INCORPORA TED+                                                        2,033,304
      71,400  TECHNE CORPORATION+                                                                                1,865,325
     110,700  TEKTRONIX INCORPORATED+                                                                            3,021,003
      72,800  VARIAN INCORPORATED+                                                                               1,860,950

                                                                                                                25,038,466
                                                                                                             -------------

MISCELLANEOUS RETAIL - 1.01%

      48,500  MICHAELS STORES INCORPORATED+                                                                      1,451,969
      44,200  ZALE CORPORATION+                                                                                  1,281,800

                                                                                                                 2,733,769
                                                                                                             -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.23%

      36,000  WERNER ENTERPRISES INCORPORATED+                                                                     616,500
                                                                                                             -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.49%

     124,600  AMERICREDIT CORPORATION+                                                                           4,040,778
                                                                                                             -------------

OIL & GAS EXTRACTION - 8.33%

      34,800  ATWOOD OCEANICS INCORPORATED+                                                                      1,424,016
      36,820  B J SERVICES COMPANY+                                                                              2,621,584
     107,200  CAL DIVE INTERNATIONAL INCORPORATED+                                                               2,720,200
     157,100  CHESAPEAKE ENERGY CORPORATION+                                                                     1,390,335
     221,900  GREY WOLF INCORPORATED+                                                                            1,442,350
     123,462  HANOVER COMPRESSOR COMPANY+                                                                        3,913,745
     247,200  KEY ENERGY SERVICES INCORPORATED+                                                                  2,645,040
     123,300  PRIDE INTERNATIONAL INCORPORATED+                                                                  2,929,608
     116,800  UTI ENERGY CORPORATION+                                                                            3,533,200

                                                                                                                22,620,078
                                                                                                             -------------

PRIMARY METAL INDUSTRIES - 0.83%

     112,100  BELDEN INCORPORATED                                                                               2,247,605
                                                                                                             -------------

REAL ESTATE INVESTMENT TRUST - 1.02%

     103,000  MANUFACTURED HOME COMMUNITIES INCORPORATED                                                         2,781,000
                                                                                                             -------------

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.05%

     100,100  FEDERATED INVESTORS INCORPORATED                                                               $   2,837,835
                                                                                                             -------------

TEXTILE MILL PRODUCTS - 0.99%

      95,900  MOHAWK INDUSTRIES INCORPORATED+                                                                    2,692,872
                                                                                                             -------------

WATER TRANSPORTATION - 1.03%

      65,500  TEEKAY SHIPPING CORPORATION                                                                        2,790,300
                                                                                                             -------------

WHOLESALE TRADE - NONDURABLE GOODS - 3.49%

      51,700  AMERISOURCE HEALTH CORPORATION+                                                                    2,535,886
     155,900  BERGEN BRUNSWIG CORPORATION                                                                        2,587,940
      37,100  HENRY SCHEIN INCORPORATED+                                                                         1,363,425
      57,200  PERFORMANCE FOOD GROUP COMPANY+                                                                    3,003,000

                                                                                                                 9,490,251
                                                                                                             -------------

TOTAL COMMON STOCK (COST $205,780,964)                                                                         245,064,559
                                                                                                             -------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
SHORT-TERM INSTRUMENTS - 9.70%

REPURCHASE AGREEMENTS - 9.70%

 $26,336,105  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S GOVERNMENT
                SECURITIES                                                           5.38%         4/02/01      26,336,105

TOTAL SHORT-TERM INSTRUMENTS (COST $26,336,105)                                                                 26,336,105
                                                                                                             -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $232,117,069)*                    99.95%                                                               $ 271,400,664

OTHER ASSETS AND LIABILITIES NET         0.05                                                                      143,149
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 271,543,813
                                       ======                                                                =============

+  NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                  $ 55,923,979
   GROSS UNREALIZED DEPRECIATION                   (16,640,297)
                                                  ------------
   NET UNREALIZED APPRECIATION                    $ 39,283,682


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                                VALUE
     N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                          $  29,028,812

TOTAL INVESTMENT IN CORE PORTFOLIOS (103.41%) (COST $28,563,410)                                                29,028,812
                                                                                                             -------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $28,563,410)*                    103.41%                                                               $  29,028,812
OTHER ASSETS AND LIABILITIES, NET       (3.41)                                                                    (957,459)
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $  28,071,353
                                       ------                                                                -------------
                                       ------                                                                -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                                VALUE
     N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                     $ 466,554,639

TOTAL INVESTMENT IN CORE PORTFOLIOS (100.13%) (COST $496,931,563)                                              466,554,639
                                                                                                             -------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $496,931,563)*                   100.13%                                                               $ 466,554,639
OTHER ASSETS AND LIABILITIES, NET       (0.13)                                                                    (586,062)
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $ 465,968,577
                                       ------                                                                -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    SPECIALIZED TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
COMMON STOCK - 65.61%

BUSINESS SERVICES - 25.57%

      57,000  AFFILIATED COMPUTER SERVICES CLASS A+                                                          $   3,699,300
      39,000  BEA SYSTEMS INCORPORATED+                                                                          1,145,625
      38,900  BISYS GROUP INCORPORATED+                                                                          2,078,719
      29,470  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                         1,399,825
     151,200  COMMERCE ONE INCORPORATED+                                                                         1,410,696
      56,350  CONCORD EFS INCORPORATED+                                                                          2,296,263
      37,100  CONVERGYS CORPORATION+                                                                             1,338,197
      34,800  EBAY INCORPORATED+                                                                                 1,259,325
      36,970  ELECTRONIC DATA SYSTEMS CORPORATION                                                                2,065,144
      22,800  FIJITSU SUPPORT & SERVICE                                                                          1,004,312
       8,400  FIRST DATA CORPORATION                                                                               501,564
      22,550  FISERV INCORPORATED+                                                                               1,013,341
       1,310  INFOSYS TECHNOLOGIES LIMITED                                                                          85,805
      41,800  INTUIT INCORPORATED+                                                                               1,159,950
      59,450  PORTAL SOFTWARE INCORPORATED+                                                                        501,609
      37,300  SIEBEL SYSTEMS INCORPORATED+                                                                       1,014,560
      35,100  VERITAS SOFTWARE CORPORATION+                                                                      1,623,024
      17,500  WEBMETHODS INCORPORATED+                                                                             365,311

                                                                                                                23,962,570
                                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS - 6.38%

      16,200  JOHNSON & JOHNSON                                                                                  1,417,014
      26,140  PFIZER INCORPORATED                                                                                1,070,433
      37,800  PHARMACIA CORPORATION                                                                              1,903,986
      43,400  SCHERING-PLOUGH CORPORATION                                                                        1,585,401

                                                                                                                 5,976,834
                                                                                                             -------------

COMMUNICATIONS - 0.98%

       8,260  AMDOCS LIMITED+                                                                                      395,653
      43,000  EARTHLINK INCORPORATED+                                                                              521,375

                                                                                                                   917,028
                                                                                                             -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.54%

      73,500  ADVANCED MICRO DEVICES INCORPORATED+                                                               1,950,690
      39,800  APPLIED MICRO CIRCUITS CORPORATION+                                                                  656,700
      49,000  ASM LITHOGRAPHY HOLDING+                                                                           1,062,688
      27,900  FLEXTRONICS INTERNATIONAL LIMITED+                                                                   418,500
       9,600  HIROSE ELECTRIC COMPANY                                                                              880,976
      15,200  JDS UNIPHASE CORPORATION+                                                                            280,250
      13,000  JUNIPER NETWORKS INCORPORATED+                                                                       493,480
      39,100  LAM RESEARCH CORPORATION+                                                                            928,625
      34,400  LATTICE SEMICONDUCTOR CORPORATION+                                                                   625,650
      29,600  LOCKHEED MARTIN CORPORATION                                                                        1,055,240

STOCK FUNDS                                                            PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------


    SPECIALIZED TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      20,500  MICRON TECHNOLOGY INCORPORATED+                                                                $     851,365
      74,000  NETWORK APPLIANCE INCORPORATED+                                                                    1,244,125
      23,300  QUALCOMM INCORPORATED+                                                                             1,319,362
      14,000  TOKYO ELECTRON LIMITED                                                                               925,023

                                                                                                                12,692,674
                                                                                                             -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.72%

      43,500  PAYCHEX INCORPORATED                                                                               1,612,218
                                                                                                             -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.56%

      47,800  ASPEN TECHNOLOGY INCORPORATED+                                                                     1,141,225
      80,200  COMPAQ COMPUTER CORPORATION                                                                        1,459,640
      24,800  COMVERSE TECHNOLOGY INCORPORATED+                                                                  1,460,472
      38,000  DELL COMPUTER CORPORATION+                                                                           976,125
      25,800  EMC CORPORATION+                                                                                     758,520
      23,000  LEXMARK INTERNATIONAL INCORPORATED+                                                                1,046,960
      38,800  MICROSOFT CORPORATION+                                                                             2,121,875

                                                                                                                 8,964,817
                                                                                                             -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.96%

       9,300  ADVANTEST CORPORATION                                                                                924,689
      27,700  TERADYNE INCORPORATED+                                                                               914,100

                                                                                                                 1,838,789
                                                                                                             -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.48%

      53,760  TYCO INTERNATIONAL LIMITED                                                                         2,324,044
                                                                                                             -------------

OIL & GAS EXTRACTION - 2.33%

      29,800  SCHLUMBERGER LIMITED                                                                               1,716,778
      10,700  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                  463,845

                                                                                                                 2,180,623
                                                                                                             -------------

TRANSPORTATION EQUIPMENT - 1.09%

      11,700  NORTHROP GRUMMAN CORPORATION                                                                       1,017,899
                                                                                                             -------------

TOTAL COMMON STOCK (COST $71,755,236)                                                                           61,487,496
                                                                                                             -------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
SHORT-TERM INSTRUMENTS - 28.57%

REPURCHASE AGREEMENTS - 27.15%

$ 12,725,007  BEAR STEARNS - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES       5.38%         04/02/01     12,725,007
  12,725,007  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT
                 SECURITIES                                                          5.38          04/02/01     12,725,007

TOTAL REPURCHASE AGREEMENTS                                                                                     25,450,014
                                                                                                             -------------
                                                                                                             -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)                                                            STOCK FUNDS
-------------------------------------------------------------------------------------------------------------------------------


    SPECIALIZED TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                       VALUE
PURCHASED PUT OPTIONS - 1.42%

CONTRACTS     DESCRIPTION
         5.9  NASDAQ 100 INDEX STOCK, STRIKE 1600, EXP. SEPTEMBER 2001                                       $   1,327,500

TOTAL SHORT-TERM INSTRUMENTS (COST $25,450,020)                                                                 26,777,514
                                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $98,673,157)*                     94.18%                                                               $  88,265,010
OTHER ASSETS AND LIABILITIES, NET        5.82                                                                    5,451,520
                                       ------                                                                -------------
TOTAL NET ASSETS                       100.00%                                                               $  93,716,530
                                       ------                                                                -------------

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                  $    785,683
   GROSS UNREALIZED DEPRECIATION                   (11,019,692)
                                                  -----------
   NET UNREALIZED DEPRECIATION                    $(10,234,017)

WRITTEN OPTIONS

CONTRACTS     DESCRIPTION                                                                                    VALUE
         5.9  NASDAQ 100 INDEX PUT, STRIKE 1300, EXP. SEPTEMBER 2001                                         $     590,000
         5.9  NASDAQ 100 INDEX CALL, STRIKE 1900, EXP. SEPTEMBER 2001                                              690,300
                                                                                                             -------------
                                                                                                             $   1,280,300
                                                                                                             -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS    STATEMENTS OF ASSETS AND LIABILITIES - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    DISCIPLINED       DIVERSIFIED      DIVERSIFIED
                                                                                         GROWTH            EQUITY        SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW) .........................   $   20,724,374    $1,808,648,496   $  135,356,257
   CASH ......................................................................                0                 0                0
   COLLATERAL FOR SECURITIES LOANED ..........................................                0                 0                0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ...............              101                 0            1,109
   RECEIVABLE FOR INVESTMENTS SOLD ...........................................                0                 0                0
   RECEIVABLE FOR FUND SHARES ISSUED .........................................          144,956         2,339,411          921,149
   VARIATION MARGIN ON FUTURES CONTRACTS .....................................                0                 0                0
   PREPAID EXPENSES AND OTHER ASSETS .........................................            9,502            19,171            5,181
                                                                                 --------------    --------------   --------------
TOTAL ASSETS .................................................................       20,878,933     1,811,007,078      136,283,696
                                                                                 --------------    --------------   --------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .........................................                0                 0                0
   PAYABLE FOR SECURITIES LOANED .............................................                0                 0                0
   PUT/CALL OPTIONS WRITTEN ..................................................                0                 0                0
   DIVIDENDS PAYABLE .........................................................                0             7,388                0
   PAYABLE FOR FUND SHARES REDEEMED ..........................................            1,539         2,805,419          165,969
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES ..............................            1,190           519,459           50,425
   PAYABLE TO OTHER RELATED PARTIES ..........................................                0           278,598           42,265
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................................           28,860           229,162           63,379
                                                                                 --------------    --------------   --------------
TOTAL LIABILITIES ............................................................           31,589         3,840,026          322,038
                                                                                 --------------    --------------   --------------
TOTAL NET ASSETS .............................................................   $   20,847,344    $1,807,167,052   $  135,961,658
                                                                                 ==============    ==============   ==============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
     PAID-IN CAPITAL .........................................................   $   13,777,243    $1,323,347,250   $  134,246,264
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................          (72,800)        2,821,479           47,976
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS ..................................................        4,282,035        25,728,827         (996,866)
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
      OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ........................        2,860,866       455,269,496        2,664,284
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...................                0                 0                0
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS ...................                0                 0                0
                                                                                 --------------    --------------   --------------
TOTAL NET ASSETS .............................................................   $   20,847,344    $1,807,167,052   $  135,961,658
                                                                                 ==============    ==============   ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A .........................................................              N/A    $   80,050,379   $    1,694,430
SHARES OUTSTANDING - CLASS A .................................................              N/A         1,984,624          162,186
NET ASSET VALUE PER SHARE - CLASS A ..........................................              N/A    $        40.34   $        10.45
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ................................              N/A    $        42.80   $        11.09
NET ASSETS - CLASS B .........................................................              N/A    $  122,394,833   $      962,625
SHARES OUTSTANDING - CLASS B .................................................              N/A         3,101,144           99,747
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .......................              N/A    $        39.47   $         9.65
NET ASSETS - CLASS C .........................................................              N/A    $    7,439,556              N/A
SHARES OUTSTANDING - CLASS C .................................................              N/A           185,880              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .......................              N/A    $        40.02              N/A
NET ASSETS - INSTITUTIONAL CLASS .............................................   $   20,847,344    $1,597,282,284   $  133,304,603
SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................................        2,446,401        39,594,913       13,509,883
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...........   $         8.52    $        40.34   $         9.87
NET ASSETS - CLASS O .........................................................              N/A               N/A              N/A
SHARES OUTSTANDING - CLASS O .................................................              N/A               N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O .......................              N/A               N/A              N/A
INVESTMENTS AT COST (NOTE 10) ................................................   $   17,863,508    $1,353,379,000   $  132,691,973
                                                                                 ==============    ==============   ==============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS FUND COMMENCED OPERATIONS ON OCTOBER 16, 2000.
(3) PUT/CALL OPTIONS WRITTEN, AT FAIR VALUE (PREMIUM RECEIVED OF $1,467,906 ON CALL OPTION WRITTEN)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - MARCH 31, 2001 (UNAUDITED)    STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                         EQUITY           EQUITY           EQUITY
                                                                                         INCOME            INDEX            VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW) .........................   $1,593,524,554   $  523,679,569   $  114,538,573
   CASH ......................................................................                0                0            6,160
   COLLATERAL FOR SECURITIES LOANED ..........................................                0      110,983,722        8,776,940
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ...............            2,531          456,981          117,394
   RECEIVABLE FOR INVESTMENTS SOLD ...........................................                0                0                0
   RECEIVABLE FOR FUND SHARES ISSUED .........................................        2,233,821          456,435           78,262
   VARIATION MARGIN ON FUTURES CONTRACTS .....................................                0          132,825                0
   PREPAID EXPENSES AND OTHER ASSETS .........................................          188,998            5,098           50,276
                                                                                 --------------   --------------   --------------
TOTAL ASSETS .................................................................    1,595,949,904      635,714,630      123,567,605
                                                                                 --------------   --------------   --------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .........................................                0                0          885,354
   PAYABLE FOR SECURITIES LOANED .............................................                0      110,983,722        8,776,940
   PUT/CALL OPTIONS WRITTEN ..................................................                0                0                0
   DIVIDENDS PAYABLE .........................................................                0            7,050            1,720
   PAYABLE FOR FUND SHARES REDEEMED ..........................................        7,943,217          712,816          204,747
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES ..............................          177,595          222,151           74,655
   PAYABLE TO OTHER RELATED PARTIES ..........................................          309,985          125,660           27,083
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................................          491,642          220,309          263,161
                                                                                 --------------   --------------   --------------
TOTAL LIABILITIES ............................................................        8,922,439      112,271,708       10,233,660
                                                                                 --------------   --------------   --------------
TOTAL NET ASSETS .............................................................   $1,587,027,465   $  523,442,922   $  113,333,945
                                                                                 ==============   ==============   ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
     PAID-IN CAPITAL .........................................................   $1,335,074,786   $  232,005,856   $   89,274,402
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................          484,127        1,289,943           16,625
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS ..................................................       28,282,167       37,931,023       10,057,343
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
      OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ........................      223,186,385      252,087,775       13,985,575
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...................                0          128,325                0
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS ...................                0                0                0
                                                                                 --------------   --------------   --------------
TOTAL NET ASSETS .............................................................   $1,587,027,465   $  523,442,922   $  113,333,945
                                                                                 ==============   ==============   ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A .........................................................   $  175,518,573   $  444,021,451   $   21,376,572
SHARES OUTSTANDING - CLASS A .................................................        4,475,450        7,374,275        1,981,892
NET ASSET VALUE PER SHARE - CLASS A ..........................................   $        39.22   $        60.21   $        10.79
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ................................   $        41.61   $        63.88   $        11.45
NET ASSETS - CLASS B .........................................................   $  142,057,795   $   79,321,564   $   39,762,072
SHARES OUTSTANDING - CLASS B .................................................        3,628,099        1,322,825        4,540,816
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .......................   $        39.15            59.96   $         8.76
NET ASSETS - CLASS C .........................................................   $    7,442,551              N/A   $      638,760
SHARES OUTSTANDING - CLASS C .................................................          185,109              N/A           72,949
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .......................   $        40.21              N/A   $         8.76
NET ASSETS - INSTITUTIONAL CLASS .............................................   $1,262,008,546              N/A   $   51,556,541
SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................................       32,188,764              N/A        4,778,225
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...........   $        39.21              N/A   $        10.79
NET ASSETS - CLASS O .........................................................              N/A   $       99,907              N/A
SHARES OUTSTANDING - CLASS O .................................................              N/A   $        1,643              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O .......................              N/A   $        60.80              N/A
INVESTMENTS AT COST (NOTE 10) ................................................   $1,370,338,169   $  271,591,794   $  100,552,998
                                                                                 ==============   ==============   ==============


                                                                                                           GROWTH
                                                                                         GROWTH            EQUITY            INDEX
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW) .........................   $  464,411,640    $  605,649,939   $  804,996,978
   CASH ......................................................................            1,604                 0                0
   COLLATERAL FOR SECURITIES LOANED ..........................................       61,846,526                 0                0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ...............          282,625             1,733              111
   RECEIVABLE FOR INVESTMENTS SOLD ...........................................                0                 0                0
   RECEIVABLE FOR FUND SHARES ISSUED .........................................          500,752           501,806        1,635,638
   VARIATION MARGIN ON FUTURES CONTRACTS .....................................                0                 0                0
   PREPAID EXPENSES AND OTHER ASSETS .........................................           72,341            28,762                0
                                                                                 --------------    --------------    -------------
TOTAL ASSETS .................................................................      527,115,488       606,182,240      806,632,727
                                                                                 --------------    --------------    -------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .........................................        2,400,000                 0                0
   PAYABLE FOR SECURITIES LOANED .............................................       61,846,526                 0                0
   PUT/CALL OPTIONS WRITTEN ..................................................                0                 0                0
   DIVIDENDS PAYABLE .........................................................            6,662                 0                0
   PAYABLE FOR FUND SHARES REDEEMED ..........................................        1,571,102         1,157,154          927,058
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES ..............................          328,449           156,148           81,972
   PAYABLE TO OTHER RELATED PARTIES ..........................................          194,833            20,467           33,171
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................................          502,150           184,685          174,408
                                                                                 --------------    --------------    -------------
TOTAL LIABILITIES ............................................................       66,849,722         1,518,454        1,216,609
                                                                                 --------------    --------------    -------------
TOTAL NET ASSETS .............................................................   $  460,265,766    $  604,663,786   $  805,416,118
                                                                                 ==============    ==============    =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
     PAID-IN CAPITAL .........................................................   $  412,089,774    $  410,830,772   $  528,550,365
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................         (540,947)       (2,242,495)       2,623,071
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS ..................................................       10,706,632        19,634,947       (4,043,742)
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
      OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ........................       38,010,307       176,440,562      278,286,424
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...................                0                 0                0
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS ...................                0                 0                0
                                                                                 --------------    --------------    -------------
TOTAL NET ASSETS .............................................................   $  460,265,766    $  604,663,786   $  805,416,118
                                                                                 ==============    ==============    =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A .........................................................   $  212,992,687    $   14,267,314              N/A
SHARES OUTSTANDING - CLASS A .................................................       15,861,376           522,867              N/A
NET ASSET VALUE PER SHARE - CLASS A ..........................................   $        13.43    $        27.29              N/A
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ................................   $        14.25    $        28.95              N/A
NET ASSETS - CLASS B .........................................................   $   46,596,826    $   20,477,746              N/A
SHARES OUTSTANDING - CLASS B .................................................        4,978,436           786,435              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .......................   $         9.36    $        26.04              N/A
NET ASSETS - CLASS C .........................................................              N/A    $    1,818,081              N/A
SHARES OUTSTANDING - CLASS C .................................................              N/A            67,445              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .......................              N/A    $        26.96              N/A
NET ASSETS - INSTITUTIONAL CLASS .............................................   $  200,676,253    $  568,100,645    $ 805,416,118
SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................................       12,717,619        20,733,064       17,306,972
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...........   $        15.78    $        27.40    $       46.54
NET ASSETS - CLASS O .........................................................              N/A               N/A              N/A
SHARES OUTSTANDING - CLASS O .................................................              N/A               N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O .......................              N/A               N/A              N/A
INVESTMENTS AT COST (NOTE 10) ................................................   $  426,401,333    $  429,209,377    $ 526,710,554
                                                                                 ==============    ==============     ============

STOCK FUNDS   STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                             LARGE
                                                                                                    INTERNATIONAL          COMPANY
                                                                                  INTERNATIONAL            EQUITY           GROWTH
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW) ..........................   $ 230,704,490    $  209,299,385   $1,758,037,364
   CASH .......................................................................               0                 0                0
   COLLATERAL FOR SECURITIES LOANED ...........................................               0                 0                0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ................               0           544,650              492
   RECEIVABLE FOR INVESTMENTS SOLD ............................................               0         2,715,891                0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................................         154,034         4,903,443        7,416,315
   VARIATION MARGIN ON FUTURES CONTRACTS ......................................               0                 0                0
   PREPAID EXPENSES AND OTHER ASSETS ..........................................             874            15,311          110,029
                                                                                  -------------    --------------   --------------
TOTAL ASSETS ..................................................................     230,859,398       217,478,680    1,765,564,200
                                                                                  -------------    --------------   --------------

LIABILITIES
     PAYABLE FOR INVESTMENTS PURCHASED ........................................               0         3,307,886                0
     PAYABLE FOR SECURITIES LOANED ............................................               0                 0                0
     PUT/CALL OPTIONS WRITTEN .................................................               0                 0                0
     DIVIDENDS PAYABLE ........................................................           6,410                 0                0
     PAYABLE FOR FUND SHARES REDEEMED .........................................       1,227,016           371,944        2,154,565
     PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES .............................          27,319           301,157          188,556
     PAYABLE TO OTHER RELATED PARTIES .........................................          41,866           357,921          971,844
     ACCRUED EXPENSES AND OTHER LIABILITIES ...................................          31,321           367,511          835,250
                                                                                  -------------    --------------   --------------
TOTAL LIABILITIES .............................................................       1,333,932         4,706,419        4,150,215
                                                                                  -------------    --------------   --------------
TOTAL NET ASSETS ..............................................................   $ 229,525,466    $  212,772,261   $1,761,413,985
                                                                                  =============    ==============   ==============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
     PAID-IN CAPITAL ..........................................................   $ 225,420,530    $  239,492,801   $1,946,227,242
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................      (1,538,976)         (386,768)     (12,992,123)
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
       TRANSACTIONS ...........................................................      35,791,357        (9,304,794)     (12,355,439)
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
      OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .........................     (30,147,445)      (17,028,978)    (159,465,695)
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....................               0                 0                0
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS ....................               0                 0                0

                                                                                  -------------    --------------   --------------
TOTAL NET ASSETS ..............................................................   $ 229,525,466    $  212,772,261   $1,761,413,985
                                                                                  =============    ==============   ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A ..........................................................   $   2,332,198    $   38,710,588   $  216,927,389
SHARES OUTSTANDING - CLASS A ..................................................         132,370         3,096,942        4,183,517
NET ASSET VALUE PER SHARE - CLASS A ...........................................   $       17.62    $        12.50   $        51.85
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) .................................   $       18.69    $        13.26   $        55.01
NET ASSETS - CLASS B ..........................................................   $   2,770,805    $   51,614,785   $  354,151,809
SHARES OUTSTANDING - CLASS B ..................................................         161,690         4,212,690        7,372,339
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ........................   $       17.14    $        12.25   $        48.04
NET ASSETS - CLASS C ..........................................................             N/A    $    2,825,550   $   25,376,183
SHARES OUTSTANDING - CLASS C ..................................................             N/A           230,952          527,681
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ........................             N/A    $        12.23   $        48.09
NET ASSETS - INSTITUTIONAL CLASS ..............................................   $ 224,422,463    $  119,621,338   $1,164,958,604
SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................................      12,749,921         9,602,557       23,833,179
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ............   $       17.60    $        12.46   $        48.88
NET ASSETS - CLASS O ..........................................................             N/A               N/A              N/A
SHARES OUTSTANDING - CLASS O ..................................................             N/A               N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O ........................             N/A               N/A              N/A
INVESTMENTS AT COST (NOTE 10) .................................................   $ 260,851,935    $  226,337,602   $1,917,503,059
                                                                                  =============    ==============   ==============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS FUND COMMENCED OPERATIONS ON OCTOBER 16, 2000.
(3) PUT/CALL OPTIONS WRITTEN, AT FAIR VALUE (PREMIUM RECEIVED OF $1,467,906 ON CALL OPTION WRITTEN)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2001 (UNAUDITED)   STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                        MID CAP         SMALL CAP        SMALL CAP
                                                                                      GROWTH(2)            GROWTH    OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW) ..........................   $   9,053,592    $  276,583,031   $  271,400,664
   CASH .......................................................................         236,940             6,222                0
   COLLATERAL FOR SECURITIES LOANED ...........................................               0        81,405,931       47,939,122
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ................           1,617            63,887           70,345
   RECEIVABLE FOR INVESTMENTS SOLD ............................................         397,741        17,011,238        2,107,040
   RECEIVABLE FOR FUND SHARES ISSUED ..........................................         385,583           713,749          361,876
   VARIATION MARGIN ON FUTURES CONTRACTS ......................................               0                 0                0
   PREPAID EXPENSES AND OTHER ASSETS ..........................................          18,729                 0           26,943
                                                                                  -------------    --------------   --------------
TOTAL ASSETS ..................................................................      10,094,202       375,784,058      321,905,990
                                                                                  -------------    --------------   --------------

LIABILITIES
     PAYABLE FOR INVESTMENTS PURCHASED ........................................         719,694        11,443,330        2,034,508
     PAYABLE FOR SECURITIES LOANED ............................................               0        81,405,931       47,939,122
     PUT/CALL OPTIONS WRITTEN .................................................               0                 0                0
     DIVIDENDS PAYABLE ........................................................               0                 0                0
     PAYABLE FOR FUND SHARES REDEEMED .........................................           3,102         1,498,327                0
     PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES .............................           1,848           297,119          252,886
     PAYABLE TO OTHER RELATED PARTIES .........................................           3,914           620,246           84,492
     ACCRUED EXPENSES AND OTHER LIABILITIES ...................................          15,940           762,159           51,169
                                                                                  -------------    --------------   --------------
TOTAL LIABILITIES .............................................................         744,498        96,027,112       50,362,177
                                                                                  -------------    --------------   --------------
TOTAL NET ASSETS ..............................................................   $   9,349,704    $  279,756,946   $  271,543,813
                                                                                  =============    ==============   ==============

   NET ASSETS CONSIST OF:
     PAID-IN CAPITAL ..........................................................   $  14,361,578    $  498,406,340   $  230,223,377
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................         (44,476)       (1,706,743)        (271,303)
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
       TRANSACTIONS ...........................................................      (3,059,661)     (140,876,715)       2,308,144
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
      OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .........................      (1,907,737)      (76,065,936)      39,283,595
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....................               0                 0                0
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS ....................               0                 0                0
                                                                                  -------------    --------------   --------------
TOTAL NET ASSETS ..............................................................   $   9,349,704    $  279,756,946   $  271,543,813
                                                                                  =============    ==============   ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A ..........................................................   $   4,429,630    $  103,597,581   $    4,714,092
SHARES OUTSTANDING - CLASS A ..................................................         814,321         6,614,715          180,067
NET ASSET VALUE PER SHARE - CLASS A ...........................................   $        5.44    $        15.66   $        26.18
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) .................................   $        5.77    $        16.62   $        27.78
NET ASSETS - CLASS B ..........................................................   $   4,471,597    $   53,702,180   $    5,347,861
SHARES OUTSTANDING - CLASS B ..................................................         824,305         3,535,477          211,996
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ........................   $        5.42    $        15.19   $        25.23
NET ASSETS - CLASS C ..........................................................   $     448,477    $   13,013,664              N/A
SHARES OUTSTANDING - CLASS C ..................................................          82,660           857,324              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ........................   $        5.43    $        15.18              N/A
NET ASSETS - INSTITUTIONAL CLASS ..............................................             N/A    $  109,443,521      261,481,860
SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................................             N/A         6,859,904        9,963,956
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ............             N/A    $        15.95   $        26.24
NET ASSETS - CLASS O ..........................................................             N/A               N/A              N/A
SHARES OUTSTANDING - CLASS O ..................................................             N/A               N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O ........................             N/A               N/A              N/A
INVESTMENTS AT COST (NOTE 10) .................................................   $  10,961,329    $  352,648,967   $  232,117,069
                                                                                  =============    ==============   ==============


                                                                                                            SMALL
                                                                                      SMALL CAP           COMPANY      SPECIALIZED
                                                                                          VALUE            GROWTH       TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE (SEE COST BELOW) ..........................   $  29,028,812    $  466,554,639  $   88,439,210
   CASH .......................................................................               0                 0               0
   COLLATERAL FOR SECURITIES LOANED ...........................................               0                 0               0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ................           1,353             8,792          18,208
   RECEIVABLE FOR INVESTMENTS SOLD ............................................               0                         9,005,601
   RECEIVABLE FOR FUND SHARES ISSUED ..........................................          32,111           206,078         801,655
   VARIATION MARGIN ON FUTURES CONTRACTS ......................................               0                 0               0
   PREPAID EXPENSES AND OTHER ASSETS ..........................................           5,046                 0          21,925
                                                                                  -------------    --------------  --------------
TOTAL ASSETS ..................................................................      29,067,322       466,769,509      98,286,599
                                                                                  -------------    --------------  --------------

LIABILITIES
     PAYABLE FOR INVESTMENTS PURCHASED ........................................               0                 0       2,879,203
     PAYABLE FOR SECURITIES LOANED ............................................               0                 0
     PUT/CALL OPTIONS WRITTEN .................................................               0                 0     1,280,299(3)
     DIVIDENDS PAYABLE ........................................................               0                 0               0
     PAYABLE FOR FUND SHARES REDEEMED .........................................         913,040           156,627         124,157
     PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES .............................           6,449           104,486         123,065
     PAYABLE TO OTHER RELATED PARTIES .........................................          55,242           161,600          66,480
     ACCRUED EXPENSES AND OTHER LIABILITIES ...................................          21,239           378,219          96,865
                                                                                  -------------    --------------  --------------
TOTAL LIABILITIES .............................................................         995,970           800,932       4,570,069
                                                                                  -------------    --------------  --------------
TOTAL NET ASSETS ..............................................................   $  28,071,352    $  465,968,577  $   93,716,530
                                                                                  =============    ==============  ==============

   NET ASSETS CONSIST OF:
     PAID-IN CAPITAL ..........................................................   $  30,310,929    $  529,528,488  $  185,684,907
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................         (64,232)       (2,423,851)       (310,705)
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
       TRANSACTIONS ...........................................................      (2,640,746)      (30,759,136)    (81,611,262)
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
      OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .........................         465,401       (30,376,924)    (10,234,017)
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....................               0                 0               0
     NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS ....................               0                 0         187,607
                                                                                  -------------    --------------  --------------
TOTAL NET ASSETS ..............................................................   $  28,071,352    $  465,968,577  $   93,716,530
                                                                                  =============    ==============  ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
NET ASSETS - CLASS A ..........................................................             N/A               N/A  $   32,800,521
SHARES OUTSTANDING - CLASS A ..................................................             N/A               N/A       7,151,926
NET ASSET VALUE PER SHARE - CLASS A ...........................................             N/A               N/A  $         4.59
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) .................................             N/A               N/A  $         4.87
NET ASSETS - CLASS B ..........................................................             N/A               N/A  $   50,373,476
SHARES OUTSTANDING - CLASS B ..................................................             N/A               N/A      11,028,377
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ........................             N/A               N/A  $         4.57
NET ASSETS - CLASS C ..........................................................             N/A               N/A  $   10,542,533
SHARES OUTSTANDING - CLASS C ..................................................             N/A               N/A       2,307,986
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ........................             N/A               N/A  $         4.57
NET ASSETS - INSTITUTIONAL CLASS ..............................................   $  28,071,353    $  465,968,577             N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................................       3,012,737        19,959,548             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ............   $        9.32    $        23.35             N/A
NET ASSETS - CLASS O ..........................................................             N/A               N/A             N/A
SHARES OUTSTANDING - CLASS O ..................................................             N/A               N/A             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O ........................             N/A               N/A             N/A
INVESTMENTS AT COST (NOTE 10) .................................................   $  25,563,410    $  496,931,563  $   98,673,157
                                                                                  =============    ==============  ==============


                                                      STATEMENTS OF OPERATIONS -
STOCK FUNDS                  FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   DISCIPLINED      DIVERSIFIED         DIVERSIFIED
                                                                                        GROWTH           EQUITY           SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .................................................................   $      78,327    $  10,933,312(1)   $     579,429
   INTEREST ..................................................................          18,282        2,035,508            249,527
   SECURITIES LENDING INCOME .................................................           2,744          200,154             25,177
   NET EXPENSES ALLOCATED FROM PORTFOLIOS ....................................         (94,123)      (6,773,535)          (443,450
                                                                                 -------------    -------------      -------------
TOTAL INVESTMENT INCOME (LOSS) ...............................................           5,230        6,395,439            410,683
                                                                                 -------------    -------------      -------------

EXPENSES
   ADVISORY FEES .............................................................               0        2,579,990            159,751
   ADMINISTRATION FEES .......................................................          19,706        1,547,994             95,851
   CUSTODY FEES ..............................................................               0                0                  0
   SHAREHOLDER SERVICING FEES ................................................               0          293,503             65,138
   PORTFOLIO ACCOUNTING FEES .................................................          12,294           37,490             30,827
   TRANSFER AGENT
     CLASS A .................................................................             N/A          115,687              1,356
     CLASS B .................................................................             N/A          196,546              1,930
     CLASS C .................................................................             N/A           18,545                N/A
     INSTITUTIONAL CLASS .....................................................           1,411           30,931              8,424
     CLASS O .................................................................             N/A              N/A                N/A
   DISTRIBUTION FEES
     CLASS A .................................................................             N/A                0                  0
     CLASS B .................................................................             N/A          510,777              3,480
     CLASS C .................................................................             N/A           30,745                N/A
   LEGAL AND AUDIT FEES ......................................................           3,190           19,709              3,334
   REGISTRATION FEES .........................................................           2,718           43,188             18,172
   DIRECTORS' FEES ...........................................................           2,151            2,124              2,123
   SHAREHOLDER REPORTS .......................................................             802           90,957              1,326
   OTHER .....................................................................             135           18,652              1,539
                                                                                 -------------    -------------      -------------
TOTAL EXPENSES ...............................................................          42,407        5,536,838            393,251

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES .......................................          (6,738)      (1,391,381)           (65,989)
                                                                                 -------------    -------------      -------------
   NET EXPENSES ..............................................................          35,669        4,145,457            327,262
                                                                                 -------------    -------------      -------------
NET INVESTMENT INCOME (LOSS) .................................................         (30,439)       2,249,982             83,421
                                                                                 -------------    -------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
     SECURITIES ..............................................................               0                0                  0
     FINANCIAL FUTURES TRANSACTIONS ..........................................               0                0                  0
     FOREIGN CURRENCY TRANSACTIONS ...........................................               0                0                  0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS .......................         550,752       38,316,185            (56,021)
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS .................               0        3,674,070                  0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS.................               0       (3,157,010)          (448,761)
                                                                                 -------------    -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ....................................         550,752       38,833,245           (504,782)
                                                                                 -------------    -------------      -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
     SECURITIES ..............................................................               0                0                  0
     FINANCIAL FUTURES TRANSACTIONS ..........................................               0                0                  0
     FORWARD FOREIGN CURRENCY TRANSACTIONS ...................................               0                0                  0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS.................               0         (108,877)            35,207
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS .......................      (4,363,722)    (382,585,464)        (8,120,166)
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS .................               0          950,549                (10)
     OPTIONS .................................................................               0                0                  0
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS .......................      (4,363,722)    (381,743,792)        (8,084,969)
                                                                                 -------------    -------------      -------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ............................      (3,812,970)    (342,910,547)        (8,589,751)
                                                                                 -------------    -------------      -------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................   $  (3,843,409)   $(340,660,565)     $  (8,506,330)
                                                                                 ==============   ==============     =============

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $167,173
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $122,819
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $179,819
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $92,676
(5)  THIS FUND COMMENCED OPERATIONS ON OCTOBER 16, 2000
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)                  STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                        EQUITY           EQUITY           EQUITY
                                                                                        INCOME            INDEX            VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .................................................................   $  15,436,448    $   3,570,372    $     722,385
   INTEREST ..................................................................         448,471          378,630          149,533
   SECURITIES LENDING INCOME .................................................          58,044           55,182            6,730
   NET EXPENSES ALLOCATED FROM PORTFOLIOS ....................................      (5,799,371)
                                                                                 -------------    -------------    -------------
TOTAL INVESTMENT INCOME (LOSS) ...............................................      10,143,592        4,004,184          878,648
                                                                                 -------------    -------------    -------------

EXPENSES
   ADVISORY FEES .............................................................               0          768,961          478,722
   ADMINISTRATION FEES .......................................................       1,283,126          461,378           95,744
   CUSTODY FEES ..............................................................               0           61,516           12,765
   SHAREHOLDER SERVICING FEES ................................................         435,275          768,712           83,125
   PORTFOLIO ACCOUNTING FEES .................................................          32,896           51,087           50,839
   TRANSFER AGENT
     CLASS A .................................................................         281,448          398,284           41,869
     CLASS B .................................................................         180,086           84,259           78,337
     CLASS C .................................................................           4,276                0            1,017
     INSTITUTIONAL CLASS .....................................................          68,005                0            3,137
     CLASS O .................................................................             N/A              277              N/A
   DISTRIBUTION FEES
     CLASS A .................................................................               0                0                0
     CLASS B .................................................................         562,560          334,471          161,029
     CLASS C .................................................................          27,931              N/A            2,270
   LEGAL AND AUDIT FEES ......................................................          15,083           20,464           10,820
   REGISTRATION FEES .........................................................          67,573            8,647            4,675
   DIRECTORS' FEES ...........................................................           2,120            2,121            2,124
   SHAREHOLDER REPORTS .......................................................          80,629           33,616            7,261
   OTHER .....................................................................          18,572           12,940            1,766
                                                                                 -------------    -------------    -------------
TOTAL EXPENSES ...............................................................       3,059,580        3,006,733        1,035,500

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES .......................................        (562,757)        (516,849)        (174,054)
                                                                                 -------------    -------------    -------------
   NET EXPENSES ..............................................................       2,496,823        2,489,884          861,446
                                                                                 -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) .................................................       7,646,769        1,514,300           17,202
                                                                                 -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
     SECURITIES ..............................................................               0                0       10,156,614
     FINANCIAL FUTURES TRANSACTIONS ..........................................               0       41,549,422                0
     FOREIGN CURRENCY TRANSACTIONS ...........................................               0       (3,379,706)               0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS .......................      48,848,449                0                0
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS .................            (198)               0                0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS.................               0                0                0
                                                                                 -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ....................................      48,848,251       38,169,716       10,156,614
                                                                                 -------------    -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
     SECURITIES ..............................................................               0     (167,777,171)     (19,921,301)
     FINANCIAL FUTURES TRANSACTIONS ..........................................               0                0                0
     FORWARD FOREIGN CURRENCY TRANSACTIONS ...................................               0                0                0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS.................               0          791,925                0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS .......................    (131,823,291)               0                0
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS .................             243                0                0
     OPTIONS .................................................................               0                0                0
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS .......................    (131,823,048)    (166,985,246)     (19,921,301)
                                                                                 -------------    -------------    -------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ............................     (82,974,797)    (128,815,530)      (9,764,687)
                                                                                 -------------    -------------    -------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................   $ (75,328,028)   $(127,301,230)   $  (9,747,485)
                                                                                 =============    =============    =============


                                                                                                          GROWTH
                                                                                       GROWTH             EQUITY            INDEX
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .................................................................   $   1,515,658    $   2,391,093(2)    $   5,218,905
   INTEREST ..................................................................         257,877        1,199,187             627,398
   SECURITIES LENDING INCOME .................................................          40,749          103,016              88,467
   NET EXPENSES ALLOCATED FROM PORTFOLIOS ....................................                       (3,116,846)           (589,183)
                                                                                 -------------    -------------       -------------
TOTAL INVESTMENT INCOME (LOSS) ...............................................       1,814,284          576,450           5,345,587
                                                                                 -------------    -------------       -------------

EXPENSES
   ADVISORY FEES .............................................................       1,463,049          837,262                   0
   ADMINISTRATION FEES .......................................................         292,610          531,123             680,249
   CUSTODY FEES ..............................................................          39,016                0                   0
   SHAREHOLDER SERVICING FEES ................................................         395,641           51,961
   PORTFOLIO ACCOUNTING FEES .................................................          53,978            8,990              12,964
   TRANSFER AGENT
     CLASS A .................................................................         345,078           26,321                 N/A
     CLASS B .................................................................          71,347           40,052                 N/A
     CLASS C .................................................................             N/A            1,724                 N/A
     INSTITUTIONAL CLASS .....................................................          30,526           18,469              28,946
     CLASS O .................................................................             N/A              N/A                 N/A
   DISTRIBUTION FEES
     CLASS A .................................................................               0                0                 N/A
     CLASS B .................................................................         214,591           89,896                 N/A
     CLASS C .................................................................             N/A            8,149                 N/A
   LEGAL AND AUDIT FEES ......................................................          20,296            9,604               6,441
   REGISTRATION FEES .........................................................          11,956           18,647              21,802
   DIRECTORS' FEES ...........................................................           2,131            2,185               2,123
   SHAREHOLDER REPORTS .......................................................          18,965           33,557              12,788
   OTHER .....................................................................           5,259            6,712               4,095
                                                                                 -------------    -------------       -------------
TOTAL EXPENSES ...............................................................       2,964,443        1,684,652             769,408

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES .......................................        (609,212)        (326,469)           (225,218)
                                                                                 -------------    -------------       -------------
   NET EXPENSES ..............................................................       2,355,231        1,358,183             544,190
                                                                                 -------------    -------------       -------------
NET INVESTMENT INCOME (LOSS) .................................................        (540,947)        (781,733)          4,801,397
                                                                                 -------------    -------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
     SECURITIES ..............................................................     (20,127,297)               0                   0
     FINANCIAL FUTURES TRANSACTIONS ..........................................            --                  0                   0
     FOREIGN CURRENCY TRANSACTIONS ...........................................               0                0                   0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS .......................               0       27,676,283             947,420
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS .................               0        2,544,279                   0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS.................               0       (1,020,936)         (4,120,874)
                                                                                 -------------    -------------       -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ....................................     (20,127,297)      29,199,626          (3,173,454)
                                                                                 -------------    -------------       -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
     SECURITIES ..............................................................    (103,638,360)               0                   0
     FINANCIAL FUTURES TRANSACTIONS ..........................................               0                0                   0
     FORWARD FOREIGN CURRENCY TRANSACTIONS ...................................               0                0                   0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS.................               0          190,448            (760,498)
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS .......................               0     (171,142,296)       (185,489,330)
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS .................               0          616,006                   0
     OPTIONS .................................................................               0                0                   0
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS .......................    (103,638,360)    (170,335,842)       (186,249,828)
                                                                                 -------------    -------------       -------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ............................    (123,765,657)    (141,136,216)       (189,423,282)
                                                                                 -------------    -------------       -------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................   $(124,306,604)   $(141,917,949)      $(184,621,885)
                                                                                 ==============   ==============      =============


                                                      STATEMENTS OF OPERATIONS -
STOCK FUNDS                  FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                           LARGE
                                                                                                INTERNATIONAL            COMPANY
                                                                            INTERNATIONAL              EQUITY             GROWTH
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ............................................................   $   1,123,280(3)    $     767,536(4)    $   4,122,297
   INTEREST .............................................................         450,945             904,710           1,477,259
   SECURITIES LENDING INCOME ............................................          34,121                   0             135,838
   NET EXPENSES ALLOCATED FROM PORTFOLIOS ...............................      (1,727,780)                  0          (8,493,048)
                                                                            -------------       -------------       -------------
TOTAL INVESTMENT INCOME (LOSS) ..........................................        (119,434)          1,672,246          (2,757,654)
                                                                            -------------       ------------        -------------

EXPENSES
   ADVISORY FEES ........................................................               0           1,132,226                   0
   ADMINISTRATION FEES ..................................................         184,179             169,834           1,630,405
   CUSTODY FEES .........................................................               0             283,056                   0
   SHAREHOLDER SERVICING FEES ...........................................           7,184             129,233             913,918
   PORTFOLIO ACCOUNTING FEES ............................................          19,602              94,687              76,872
   TRANSFER AGENT
     CLASS A ............................................................           6,397              27,559             128,435
     CLASS B ............................................................           6,561              65,028             437,616
     CLASS C ............................................................             N/A               3,492              24,361
     INSTITUTIONAL CLASS ................................................          13,465              46,141(5)          246,429
     CLASS O ............................................................             N/A                 N/A                 N/A
   DISTRIBUTION FEES
     CLASS A ............................................................               0                   0                   0
     CLASS B ............................................................          10,892             220,208           1,616,563
     CLASS C ............................................................             N/A              11,233             101,176
   LEGAL AND AUDIT FEES .................................................           6,751              46,619             121,365
   REGISTRATION FEES ....................................................          21,189              48,826             154,216
   DIRECTORS' FEES ......................................................           1,937               2,121               2,112
   SHAREHOLDER REPORTS ..................................................          13,479              36,618              37,722
   OTHER ................................................................          15,434              15,023              26,241
                                                                            -------------       ------------        -------------
TOTAL EXPENSES ..........................................................         307,070           2,331,904           5,517,431

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ..................................         (28,412)           (272,890)         (1,199,961)
                                                                            -------------       ------------        -------------
   NET EXPENSES .........................................................         278,658           2,059,014           4,317,470
                                                                            -------------       ------------        -------------
NET INVESTMENT INCOME (LOSS) ............................................        (398,092)           (386,768)         (7,075,124)
                                                                            -------------       ------------        -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
     SECURITIES .........................................................               0          (8,988,953)                  0
     FINANCIAL FUTURES TRANSACTIONS .....................................               0                   0                   0
     FOREIGN CURRENCY TRANSACTIONS ......................................               0              (7,716)                  0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS ..................          50,690                   0          (8,491,344)
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS ............       5,600,952                   0                   0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS............               0                   0                   0
                                                                            -------------       ------------        -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................       5,651,642          (8,996,669)         (8,491,344)
                                                                            -------------       ------------        -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
     SECURITIES .........................................................               0         (30,274,894)                  0
     FINANCIAL FUTURES TRANSACTIONS .....................................               0             (11,186)                  0
     FORWARD FOREIGN CURRENCY TRANSACTIONS ..............................               0              (1,947)                  0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS............               0                   0                   0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS ..................     (41,952,301)                  0        (729,593,762)
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS ............       1,779,667                   0                   0
     OPTIONS ............................................................               0                   0                   0
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS ..................     (40,172,634)        (30,288,027)       (729,593,762)
                                                                            -------------       ------------        -------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS .......................     (34,520,992)        (39,284,696)       (738,085,106)
                                                                            -------------       ------------        -------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................   $ (34,919,084)      $ (39,671,464)      $(745,160,230)
                                                                            =============       =============       =============

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $167,173
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $122,819
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $179,819
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $92,676
(5)  THIS FUND COMMENCED OPERATIONS ON OCTOBER 16, 2000
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)                  STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                        MID CAP        SMALL CAP        SMALL CAP
                                                                                      GROWTH(5)           GROWTH    OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ..................................................................   $       4,642    $     148,980    $     517,612
   INTEREST ...................................................................          17,379          605,888          918,320
   SECURITIES LENDING INCOME ..................................................           1,131          383,472           28,747
   NET EXPENSES ALLOCATED FROM PORTFOLIOS .....................................               0                0                0
                                                                                   ------------     ------------     -------------
TOTAL INVESTMENT INCOME (LOSS) ................................................          23,152        1,138,340        1,464,679
                                                                                   ------------     ------------     -------------

EXPENSES
   ADVISORY FEES ..............................................................          27,746        1,753,205        1,229,924
   ADMINISTRATION FEES ........................................................           5,549          292,200          204,988
   CUSTODY FEES ...............................................................             740           38,960           27,332
   SHAREHOLDER SERVICING FEES .................................................           9,249          377,923          144,288
   PORTFOLIO ACCOUNTING FEES ..................................................          17,583           57,177           53,120
   TRANSFER AGENT
     CLASS A ..................................................................           4,957          210,095            9,287
     CLASS B ..................................................................           5,471          117,967            7,630
     CLASS C ..................................................................             885           10,832              N/A
     INSTITUTIONAL CLASS ......................................................               0           56,011          104,050
     CLASS O ..................................................................             N/A              N/A              N/A
   DISTRIBUTION FEES
     CLASS A ..................................................................               0                0                0
     CLASS B ..................................................................          14,289          299,701           20,125
     CLASS C ..................................................................           1,548           71,870              N/A
   LEGAL AND AUDIT FEES .......................................................           4,985           14,543           12,609
   REGISTRATION FEES ..........................................................           2,601           82,535           15,620
   DIRECTORS' FEES ............................................................           1,957            2,661            2,121
   SHAREHOLDER REPORTS ........................................................           1,626           57,885            8,585
   OTHER ......................................................................             973           11,388            3,412
                                                                                   ------------     ------------     -------------
TOTAL EXPENSES ................................................................         100,159        3,454,953        1,843,091

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ........................................         (32,531)        (609,870)        (107,109)
                                                                                   ------------     ------------     -------------
   NET EXPENSES ...............................................................          67,628        2,845,083        1,735,982
                                                                                   ------------     ------------     -------------
NET INVESTMENT INCOME (LOSS) ..................................................         (44,476)      (1,706,743)        (271,303)
                                                                                   ------------     ------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
     SECURITIES ...............................................................      (3,059,661)    (165,788,596)       2,695,890
     FINANCIAL FUTURES TRANSACTIONS ...........................................               0                0                0
     FOREIGN CURRENCY TRANSACTIONS ............................................               0                0                0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS ........................               0                0                0
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS ..................               0                0                0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS..................               0                0                0
                                                                                   ------------     ------------     -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................................      (3,059,661)    (165,788,596)       2,695,890
                                                                                   ------------     ------------     -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
     SECURITIES ...............................................................      (1,907,737)    (128,285,080)     (15,449,113)
     FINANCIAL FUTURES TRANSACTIONS ...........................................               0                0                0
     FORWARD FOREIGN CURRENCY TRANSACTIONS ....................................               0                0                0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS..................               0                0                0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS ........................               0                0                0
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS ..................               0                0                0
     OPTIONS ..................................................................               0                0                0
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS ........................      (1,907,737)    (128,285,080)     (15,449,113)
                                                                                   ------------     ------------     -------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS .............................      (4,967,398)    (294,073,676)     (12,753,223)
                                                                                   ------------     ------------     -------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................   $  (5,011,874)   $(295,780,419)   $ (13,024,526)
                                                                                  =============    =============    =============


                                                                                                           SMALL
                                                                                      SMALL CAP          COMPANY      SPECIALIZED
                                                                                          VALUE           GROWTH       TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ..................................................................   $     104,950    $   1,124,050    $      31,032
   INTEREST ...................................................................          80,097          860,276          953,881
   SECURITIES LENDING INCOME ..................................................          12,174          100,032           22,237
   NET EXPENSES ALLOCATED FROM PORTFOLIOS .....................................        (133,287)      (2,488,871)               0
                                                                                  -------------    -------------    -------------
TOTAL INVESTMENT INCOME (LOSS) ................................................          63,934         (404,513)       1,007,150
                                                                                  -------------    -------------    -------------

EXPENSES
   ADVISORY FEES ..............................................................               0                0          621,147
   ADMINISTRATION FEES ........................................................          27,880          397,788           88,736
   CUSTODY FEES ...............................................................               0                0           41,410
   SHAREHOLDER SERVICING FEES .................................................          18,587          265,192          147,893
   PORTFOLIO ACCOUNTING FEES ..................................................          39,164           16,657           61,113
   TRANSFER AGENT
     CLASS A ..................................................................             N/A              N/A           38,893
     CLASS B ..................................................................             N/A              N/A           57,209
     CLASS C ..................................................................             N/A              N/A           10,864
     INSTITUTIONAL CLASS ......................................................           3,754           44,856              N/A
     CLASS O ..................................................................             N/A              N/A              N/A
   DISTRIBUTION FEES
     CLASS A ..................................................................             N/A              N/A          229,956
     CLASS B ..................................................................             N/A              N/A           52,654
     CLASS C ..................................................................             N/A              N/A                0
   LEGAL AND AUDIT FEES .......................................................           3,280           13,503           18,261
   REGISTRATION FEES ..........................................................          17,708           49,113           28,477
   DIRECTORS' FEES ............................................................           2,111            2,122            2,137
   SHAREHOLDER REPORTS ........................................................           1,549           29,618           17,798
   OTHER ......................................................................             623            7,591           10,679
                                                                                  -------------    -------------    -------------
TOTAL EXPENSES ................................................................         114,656          826,440        1,427,227

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ........................................         (14,994)         (41,198)        (109,372)
                                                                                  -------------    -------------    -------------
   NET EXPENSES ...............................................................          99,662          785,242        1,317,855
                                                                                  -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..................................................         (35,728)      (1,189,755)        (310,705)
                                                                                  -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
     SECURITIES ...............................................................               0                0      (81,291,877)
     FINANCIAL FUTURES TRANSACTIONS ...........................................               0                0                0
     FOREIGN CURRENCY TRANSACTIONS ............................................               0                0              (82)
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS ........................      (1,113,492)     (29,711,410)               0
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS ..................               0                0                0
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS..................               0                0                0
                                                                                  -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................................      (1,113,492)     (29,711,410)     (81,291,959)
                                                                                  -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
     SECURITIES ...............................................................               0                0      (11,089,814)
     FINANCIAL FUTURES TRANSACTIONS ...........................................               0                0                0
     FORWARD FOREIGN CURRENCY TRANSACTIONS ....................................               0                0              (70)
     FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS..................               0                0                0
     SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS ........................      (3,581,238)     (71,876,089)               0
     FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS ..................              (5)               0                0
     OPTIONS ..................................................................               0                0          187,607
NET CHANGE IN UNREALIZED (DEPRECIATION) OF INVESTMENTS ........................      (3,581,243)     (71,876,089)     (10,902,277)
                                                                                  -------------    -------------    -------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS .............................      (4,694,735)    (101,587,499)     (92,194,236)
                                                                                  -------------    -------------    -------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................   $  (4,730,463)   $(102,777,254)   $ (92,504,941)
                                                                                  =============    =============    =============

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        DISCIPLINED GROWTH
                                                                                                 ----------------------------------
                                                                                                   (UNAUDITED)
                                                                                                   FOR THE SIX             FOR THE
                                                                                                  MONTHS ENDED          YEAR ENDED
                                                                                                MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................................$  31,774,598    $  49,972,894
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................................      (30,439)          (7,645)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ...........      550,752       10,469,423
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ................................   (4,363,722)      (3,182,033)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS ..            0                0
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................   (3,843,409)       7,279,745
                                                                                                 ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ....................................................................................          N/A              N/A
    CLASS B ....................................................................................          N/A              N/A
    CLASS C ....................................................................................          N/A              N/A
    INSTITUTIONAL CLASS ........................................................................            0                0
    CLASS O ....................................................................................          N/A              N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ....................................................................................          N/A              N/A
    CLASS B ....................................................................................          N/A              N/A
    CLASS C ....................................................................................          N/A              N/A
    INSTITUTIONAL CLASS ........................................................................   (7,628,939)        (967,962)
    CLASS O ....................................................................................          N/A              N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................................................          N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS A .........................................................          N/A              N/A
   COST OF SHARES REDEEMED - CLASS A ...........................................................          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ......          N/A              N/A
                                                                                                 ------------      -----------

   PROCEEDS FROM SHARES SOLD - CLASS B .........................................................          N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS B .........................................................          N/A              N/A
   COST OF SHARES REDEEMED - CLASS B ...........................................................          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ......          N/A              N/A
                                                                                                 ------------      -----------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................................          N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS C .........................................................          N/A              N/A
   COST OF SHARES REDEEMED - CLASS C ...........................................................          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ......          N/A              N/A
                                                                                                 ------------      -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............................................    3,611,380        3,512,451
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .............................................    1,955,751          173,866
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................   (5,022,037)     (28,196,396)
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ....................................................      545,094      (24,510,079)
                                                                                                 ------------      -----------
   PROCEEDS FROM SHARES SOLD - CLASS O .........................................................          N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS O .........................................................          N/A              N/A
   COST OF SHARES REDEEMED - CLASS O ...........................................................          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ......          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................  (10,927,254)     (18,198,296)
                                                                                                 ------------      -----------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS ..............................................................................$  20,847,344    $  31,774,598
                                                                                                 ------------      -----------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ......................................................................          N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .......................................          N/A              N/A
    SHARES REDEEMED - CLASS A ..................................................................          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................................          N/A              N/A
                                                                                                 ------------      -----------
    SHARES SOLD - CLASS B ......................................................................          N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B .......................................          N/A              N/A
    SHARES REDEEMED - CLASS B ..................................................................          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................................          N/A              N/A
                                                                                                 ------------      -----------
    SHARES SOLD - CLASS C ......................................................................          N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C .......................................          N/A              N/A
    SHARES REDEEMED - CLASS C ..................................................................          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................................          N/A              N/A
                                                                                                 ------------      -----------
    SHARES SOLD - INSTITUTIONAL CLASS ..........................................................      368,316          286,223
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...........................      194,409           14,709
    SHARES REDEEMED - INSTITUTIONAL CLASS ......................................................     (493,733)      (2,304,131)
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................       68,992       (2,003,199)
                                                                                                 ------------      -----------
    SHARES SOLD - CLASS O ......................................................................          N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O .......................................          N/A              N/A
    SHARES REDEEMED - CLASS O ..................................................................          N/A              N/A
                                                                                                 ------------      -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O ........................................          N/A              N/A
                                                                                                 ------------      -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..........................................$     (72,800)   $     (42,361)
                                                                                                 ------------      -----------
                                                                                                 ------------      -----------

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                        DIVERSIFIED EQUITY
                                                                                                 ----------------------------------
                                                                                                   (UNAUDITED)
                                                                                                   FOR THE SIX             FOR THE
                                                                                                  MONTHS ENDED          YEAR ENDED
                                                                                                MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................................ $ 2,185,850,565    $ 2,088,989,003
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................................       2,249,982          5,768,131
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ...........      38,833,245        186,649,778
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ................................    (381,743,792)       134,294,936
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS ..               0                  0
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................    (340,660,565)       326,712,845
                                                                                                 ---------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ....................................................................................        (332,882)          (232,589)
    CLASS B ....................................................................................               0                  0
    CLASS C ....................................................................................               0                  0
    INSTITUTIONAL CLASS ........................................................................      (6,849,504)        (5,929,451)
    CLASS O ....................................................................................             N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ....................................................................................      (8,404,732)        (4,002,286)
    CLASS B ....................................................................................     (12,887,964)        (6,565,599)
    CLASS C ....................................................................................        (776,465)          (128,326)
    INSTITUTIONAL CLASS ........................................................................    (170,814,801)      (102,031,149)
    CLASS O ....................................................................................             N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................................................      22,816,766        267,678,911
   REINVESTMENT OF DIVIDENDS - CLASS A .........................................................       8,464,623          4,141,301
   COST OF SHARES REDEEMED - CLASS A ...........................................................     (23,517,348)      (255,761,304)
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ......       7,764,041         16,058,908
                                                                                                 ---------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................................................      12,090,251         33,592,417
   REINVESTMENT OF DIVIDENDS - CLASS B .........................................................      12,542,887          6,380,326
   COST OF SHARES REDEEMED - CLASS B ...........................................................      (9,525,752)       (21,402,185)
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ......      15,107,386         18,570,558
                                                                                                 ---------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................................       1,376,792          7,413,519
   REINVESTMENT OF DIVIDENDS - CLASS C .........................................................         773,314            127,405
   COST OF SHARES REDEEMED - CLASS C ...........................................................      (1,065,410)        (1,329,749)
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ......       1,084,696          6,211,175
                                                                                                 ---------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............................................     151,324,523        206,314,136
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .............................................     173,474,364        106,058,084
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................    (186,711,610)      (464,174,744)
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ....................................................     138,087,277       (151,802,524)
                                                                                                 ---------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS O .........................................................             N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS O .........................................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS O ...........................................................             N/A                N/A
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ......             N/A                N/A
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................    (378,683,513)        96,861,562
                                                                                                 ---------------     --------------

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .............................................................................. $ 1,807,167,052    $ 2,185,850,565
                                                                                                 ---------------     --------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ......................................................................         496,385          5,275,231
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .......................................         179,857             82,250
    SHARES REDEEMED - CLASS A ..................................................................        (505,666)        (5,014,539)
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................................         170,576            342,942
                                                                                                 ---------------     --------------
    SHARES SOLD - CLASS B ......................................................................         264,523            658,131
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B .......................................         272,064            128,486
    SHARES REDEEMED - CLASS B ..................................................................        (210,608)          (417,599)
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................................         325,979            369,018
                                                                                                 ---------------     --------------
    SHARES SOLD - CLASS C ......................................................................          29,587            143,289
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C .......................................          16,538              2,533
    SHARES REDEEMED - CLASS C ..................................................................         (23,074)           (25,116)
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................................          23,051            120,706
                                                                                                 ---------------     --------------
    SHARES SOLD - INSTITUTIONAL CLASS ..........................................................       3,171,969          3,971,105
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...........................       3,686,618          2,106,835
    SHARES REDEEMED - INSTITUTIONAL CLASS ......................................................      (4,028,455)        (8,945,346)
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................       2,830,132         (2,867,406)
                                                                                                 ---------------     --------------
    SHARES SOLD - CLASS O ......................................................................             N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O .......................................             N/A                N/A
    SHARES REDEEMED - CLASS O ..................................................................             N/A                N/A
                                                                                                 ---------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O ........................................             N/A                N/A
                                                                                                 ---------------     --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................... $     2,821,479    $     7,753,883
                                                                                                 ---------------     --------------
                                                                                                 ---------------     --------------

                                                                                                        DIVERSIFIED SMALL CAP
                                                                                                 ----------------------------------
                                                                                                   (UNAUDITED)
                                                                                                   FOR THE SIX             FOR THE
                                                                                                  MONTHS ENDED          YEAR ENDED
                                                                                                MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................................  $  117,201,077     $   69,286,908
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................................          83,421             39,357
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ..........        (504,782)         8,714,629
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ...............................      (8,084,969)         9,595,907
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS .               0                  0
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................      (8,506,330)        18,349,893
                                                                                                 ---------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ...................................................................................               0                  0
    CLASS B ...................................................................................               0                  0
    CLASS C ...................................................................................             N/A                N/A
    INSTITUTIONAL CLASS .......................................................................         (98,358)                 0
    CLASS O ...................................................................................             N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ...................................................................................         (39,226)                 0
    CLASS B ...................................................................................         (54,994)                 0
    CLASS C ...................................................................................             N/A                N/A
    INSTITUTIONAL CLASS .......................................................................      (7,079,376)                 0
    CLASS O ...................................................................................             N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................................       1,253,417            289,423
   REINVESTMENT OF DIVIDENDS - CLASS A ........................................................          39,084                  0
   COST OF SHARES REDEEMED - CLASS A ..........................................................        (198,856)        (1,077,474)
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....       1,093,645           (788,051)
                                                                                                 --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS B ........................................................         268,513            266,986
   REINVESTMENT OF DIVIDENDS - CLASS B ........................................................          54,971                  0
   COST OF SHARES REDEEMED - CLASS B ..........................................................         (69,412)          (140,970)
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....         254,072            126,016
                                                                                                 --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS C ........................................................             N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS C ........................................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ..........................................................             N/A                N/A
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....             N/A                N/A
                                                                                                 --------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................      59,702,071         63,629,340
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ............................................       6,248,303                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................     (32,759,226)       (33,403,029)
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...................................................      33,191,148         30,226,311
                                                                                                 --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS O ........................................................             N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ........................................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS O ..........................................................             N/A                N/A
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O .....             N/A                N/A
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................      18,760,581         47,914,169
                                                                                                 --------------     --------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .............................................................................  $  135,961,658     $  117,201,077
                                                                                                 --------------     --------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A .....................................................................         119,260             26,616)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ......................................           3,592                  0
    SHARES REDEEMED - CLASS A .................................................................         (17,861)          (102,580)
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................................         104,991            (75,964)
                                                                                                 --------------     --------------
    SHARES SOLD - CLASS B .....................................................................          25,825             26,347
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ......................................           5,459                  0
    SHARES REDEEMED - CLASS B .................................................................          (6,722)           (13,385)
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .......................................          24,562             12,962
                                                                                                 --------------     --------------
    SHARES SOLD - CLASS C .....................................................................             N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ......................................             N/A                N/A
    SHARES REDEEMED - CLASS C .................................................................             N/A                N/A
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......................................             N/A                N/A
                                                                                                 --------------     --------------
    SHARES SOLD - INSTITUTIONAL CLASS .........................................................       5,704,994          6,152,435
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................         608,290                  0
    SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................      (3,156,374)        (3,274,346)
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................       3,156,910          2,878,089
                                                                                                 --------------     --------------
    SHARES SOLD - CLASS O .....................................................................             N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ......................................             N/A                N/A
    SHARES REDEEMED - CLASS O .................................................................             N/A                N/A
                                                                                                 --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .......................................             N/A                N/A
                                                                                                 --------------     --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .........................................  $       47,976     $       62,913
                                                                                                 --------------     --------------

                                                                                                            EQUITY INCOME
                                                                                                 ----------------------------------
                                                                                                   (UNAUDITED)
                                                                                                   FOR THE SIX             FOR THE
                                                                                                  MONTHS ENDED          YEAR ENDED
                                                                                                MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................................$ 1,759,735,501   $ 1,701,406,862
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................................      7,646,769        19,549,809
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ...........     48,848,251        56,194,504
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
   TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ................................   (131,823,048)      (139,408,930)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS ..              0                 0
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................    (75,328,028)      (63,664,617)
                                                                                                 --------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ....................................................................................       (740,065)       (2,074,119)
    CLASS B ....................................................................................        (47,629)         (493,620)
    CLASS C ....................................................................................         (1,967)          (17,966)
    INSTITUTIONAL CLASS ........................................................................     (7,034,415)      (16,923,175)
    CLASS O ....................................................................................            N/A               N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ....................................................................................              0       (11,863,373)
    CLASS B ....................................................................................              0       (10,110,321)
    CLASS C ....................................................................................              0          (365,491)
    INSTITUTIONAL CLASS ........................................................................              0       (95,241,826)
    CLASS O ....................................................................................            N/A               N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................................................     13,151,506       179,995,350(1)
   REINVESTMENT OF DIVIDENDS - CLASS A .........................................................        677,435        13,222,106
   COST OF SHARES REDEEMED - CLASS A ...........................................................    (25,354,288)      (68,239,026)
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ......    (11,525,347)      124,978,430
                                                                                                 --------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................................................     11,169,545        96,761,112(1)
   REINVESTMENT OF DIVIDENDS - CLASS B .........................................................         45,556        10,214,105
   COST OF SHARES REDEEMED - CLASS B ...........................................................    (14,300,466)      (52,686,558)
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ......     (3,085,365)        54,288,659
                                                                                                 --------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................................      1,747,400         6,739,508
   REINVESTMENT OF DIVIDENDS - CLASS C .........................................................          1,906           363,092
   COST OF SHARES REDEEMED - CLASS C ...........................................................     (1,029,679)       (1,765,163)
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ......        719,627         5,337,437
                                                                                                 --------------     -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............................................     69,278,732       384,231,744
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .............................................      2,197,830        66,358,682
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................   (147,141,409)     (376,111,805)
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ....................................................    (75,664,847)       74,478,621
                                                                                                 --------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS O .........................................................            N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS O .........................................................            N/A               N/A
   COST OF SHARES REDEEMED - CLASS O ...........................................................            N/A               N/A
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ......            N/A               N/A
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................   (172,708,036)       58,328,639
                                                                                                 --------------     -------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..............................................................................$ 1,587,027,465   $ 1,759,735,501
                                                                                                 --------------     -------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ......................................................................        319,277        3,576,488(1)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .......................................         16,932          312,389
    SHARES REDEEMED - CLASS A ..................................................................       (616,186)      (1,601,413)
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................................       (279,977)       2,287,464
                                                                                                 --------------     -------------
    SHARES SOLD - CLASS B ......................................................................        270,616        2,017,126(1)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B .......................................          1,111          241,165
    SHARES REDEEMED - CLASS B ..................................................................       (347,909)      (1,243,660)
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................................        (76,182)       1,014,631
                                                                                                 --------------     -------------
    SHARES SOLD - CLASS C ......................................................................         41,050          153,514
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C .......................................             45            8,411
    SHARES REDEEMED - CLASS C ..................................................................        (24,108)         (40,691)
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................................         16,987           121,234
                                                                                                 --------------     -------------
    SHARES SOLD - INSTITUTIONAL CLASS ..........................................................      1,668,459         7,987,096
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...........................         54,999         1,558,368
    SHARES REDEEMED - INSTITUTIONAL CLASS ......................................................     (3,542,128)       (8,832,274)
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................     (1,818,670)          713,190
                                                                                                 --------------     -------------
    SHARES SOLD - CLASS O ......................................................................            N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O .......................................            N/A               N/A
    SHARES REDEEMED - CLASS O ..................................................................            N/A               N/A
                                                                                                 --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O ........................................            N/A               N/A
                                                                                                 --------------     -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..........................................$       484,127   $       661,435
                                                                                                 --------------     -------------

STOCK FUNDS                                   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        EQUITY INDEX
                                                                                          --------------------------------------
                                                                                             (UNAUDITED)
                                                                                             FOR THE SIX              FOR THE
                                                                                            MONTHS ENDED           YEAR ENDED
                                                                                          MARCH 31, 2001   SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................   $ 702,470,847    $ 678,042,470
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       1,514,300        3,271,384
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........      38,169,716       76,599,895
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................    (166,985,246)       3,959,932
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS               0                0
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................    (127,301,230)      83,831,211
                                                                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A .................................................................................      (2,681,679)        (800,901)
    CLASS B .................................................................................               0                0
    CLASS C .................................................................................             N/A              N/A
    INSTITUTIONAL CLASS .....................................................................             N/A              N/A
    CLASS O .................................................................................          (6,279)               0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .................................................................................     (64,437,359)     (24,468,798)
    CLASS B .................................................................................     (10,874,638)      (3,014,572)
    CLASS C .................................................................................             N/A              N/A
    INSTITUTIONAL CLASS .....................................................................             N/A              N/A
    CLASS O .................................................................................         (86,933)               0
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................      13,853,841       48,788,411
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................      66,501,043       25,103,225
    COST OF SHARES REDEEMED - CLASS A .......................................................     (57,335,300)    (139,374,689)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...      23,019,584      (65,483,053)
                                                                                                -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................      10,644,983       40,397,622
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................      10,441,896        2,930,535
   COST OF SHARES REDEEMED - CLASS B ........................................................      (8,457,522)     (18,976,214)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...      12,629,357       24,351,943
                                                                                                -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................             N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS C ........................................................             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...             N/A              N/A
                                                                                                -------------    -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................             N/A              N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................             N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................             N/A              N/A
                                                                                                -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................         112,971       10,031,924
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................          91,625                0
   COST OF SHARES REDEEMED - CLASS O ........................................................      (9,493,344)         (19,377)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...      (9,288,748)      10,012,547
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................    (179,027,925)      24,428,377
                                                                                                -------------    -------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................   $ 523,442,922    $ 702,470,847
                                                                                                -------------    -------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ...................................................................         189,331          580,706
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................         936,512          298,520
    SHARES REDEEMED - CLASS A ...............................................................        (802,520)      (1,649,480)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS A ......................................         323,323         (770,254)
                                                                                                -------------    -------------
    SHARES SOLD - CLASS B ...................................................................         150,355          480,807
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................         147,568           34,781
    SHARES REDEEMED - CLASS B ...............................................................        (121,675)        (224,994)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................         176,248          290,594
                                                                                                -------------    -------------
    SHARES SOLD - CLASS C ...................................................................             N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................             N/A              N/A
    SHARES REDEEMED - CLASS C ...............................................................             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................             N/A              N/A
                                                                                                -------------    -------------
    SHARES SOLD - INSTITUTIONAL CLASS
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................             N/A              N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................             N/A              N/A
                                                                                                -------------    -------------
    SHARES SOLD - CLASS O ...................................................................           1,516          117,127
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................           1,278                0
    SHARES REDEEMED - CLASS O ...............................................................        (118,063)            (218)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................        (115,269)         116,909
                                                                                                -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................   $   1,289,943    $   2,463,601
                                                                                                -------------    -------------

STATEMENT OF CHANGES IN NET ASSETS                                   STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                        EQUITY VALUE
                                                                                          --------------------------------------
                                                                                             (UNAUDITED)
                                                                                             FOR THE SIX              FOR THE
                                                                                            MONTHS ENDED           YEAR ENDED
                                                                                          MARCH 31, 2001   SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................    $ 140,681,392     $ 214,323,605
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................           17,202           349,493
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........       10,156,614        18,728,410
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................      (19,921,301)          821,226
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS                0                 0
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................       (9,747,485)       19,899,129
                                                                                                 -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A .................................................................................                0           (49,975)
    CLASS B .................................................................................                0                 0
    CLASS C .................................................................................                0                 0
    INSTITUTIONAL CLASS .....................................................................                0          (297,172)
    CLASS O .................................................................................              N/A               N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .................................................................................       (3,250,559)       (4,529,283)
    CLASS B .................................................................................       (5,990,927)       (8,583,570)
    CLASS C .................................................................................          (82,879)         (132,979)
    INSTITUTIONAL CLASS .....................................................................       (8,994,941)      (18,332,235)
    CLASS O .................................................................................              N/A               N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................        1,095,781         1,807,838
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................        3,091,093         4,291,930
    COST OF SHARES REDEEMED - CLASS A .......................................................       (2,391,052)      (11,840,226)
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...        1,795,822        (5,740,458)
                                                                                                 -------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................        1,598,583         2,933,271
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................        5,916,148         8,492,555
   COST OF SHARES REDEEMED - CLASS B ........................................................       (3,913,212)      (21,291,312)
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...        3,601,519        (9,865,486)
                                                                                                 -------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................          211,280            96,346
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................           74,817           122,175
   COST OF SHARES REDEEMED - CLASS C ........................................................         (102,216)         (450,925)
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...          183,881          (232,404)
                                                                                                 -------------     -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................        4,369,708         6,343,404
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................        7,528,780        15,073,176
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................      (16,760,366)      (67,194,360)
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................       (4,861,878)      (45,777,780)
                                                                                                 -------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................              N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................              N/A               N/A
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...              N/A               N/A
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................      (27,347,447)      (73,642,213)
                                                                                                 -------------     -------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................    $ 113,333,945     $ 140,681,392
                                                                                                 -------------     -------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ...................................................................           90,920           139,461
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................          268,791           339,476
    SHARES REDEEMED - CLASS A ...............................................................         (198,002)         (887,286)
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS A ......................................          161,709          (408,349)
                                                                                                 -------------     -------------
    SHARES SOLD - CLASS B ...................................................................          167,754           275,143
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................          632,067           820,265
    SHARES REDEEMED - CLASS B ...............................................................         (401,955)       (1,960,702)
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................          397,866          (865,294)
                                                                                                 -------------     -------------
    SHARES SOLD - CLASS C ...................................................................           22,443             8,893
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................            7,993            11,804
    SHARES REDEEMED - CLASS C ...............................................................          (10,960)          (41,960)
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................           19,476           (21,263)
                                                                                                 -------------     -------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................          371,221           471,033
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................          654,676         1,193,200
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................       (1,418,012)       (5,141,894)
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................         (392,115)       (3,477,661)
                                                                                                 -------------     -------------
    SHARES SOLD - CLASS O ...................................................................              N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................              N/A               N/A
    SHARES REDEEMED - CLASS O ...............................................................              N/A               N/A
                                                                                                 -------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................              N/A               N/A
                                                                                                 -------------     -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................    $      16,625     $        (577)
                                                                                                 -------------     -------------

                                                                                                            GROWTH
                                                                                          --------------------------------------
                                                                                                (UNAUDITED)
                                                                                                FOR THE SIX              FOR THE
                                                                                               MONTHS ENDED           YEAR ENDED
                                                                                             MARCH 31, 2001   SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $ 433,032,630       $ 393,631,019
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       (540,947)         (1,452,527)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........    (20,127,297)         93,817,675
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................   (103,638,360)        (28,751,547)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS              0                   0
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   (124,306,604)         63,613,601
                                                                                               -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A .................................................................................              0                   0
    CLASS B .................................................................................              0                   0
    CLASS C .................................................................................            N/A                 N/A
    INSTITUTIONAL CLASS .....................................................................              0                   0
    CLASS O .................................................................................            N/A                 N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .................................................................................    (54,527,708)        (41,351,152)
    CLASS B .................................................................................    (11,914,966)         (8,082,200)
    CLASS C .................................................................................              0                 N/A
    INSTITUTIONAL CLASS .....................................................................     (9,369,980)         (2,317,941)
    CLASS O .................................................................................            N/A                 N/A

CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................     14,975,335          34,010,891(3)
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................     53,620,950          40,730,919
    COST OF SHARES REDEEMED - CLASS A .......................................................    (32,728,184)        (83,042,476)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...     35,868,101          (8,300,666)
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................      3,263,960          13,859,024(3)
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................     11,754,962           7,997,501
   COST OF SHARES REDEEMED - CLASS B ........................................................     (8,201,668)        (14,064,298)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...      6,817,254           7,792,227
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................              0                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................              0                 N/A
   COST OF SHARES REDEEMED - CLASS C ........................................................              0                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...              0                 N/A
                                                                                               -------------       -------------

   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................    199,666,868(2)      132,163,661(3)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................      5,473,304           1,401,843
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................    (20,473,133)       (105,517,762)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................    184,667,039          28,047,742
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................            N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................            N/A                 N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................     27,233,136          39,401,611
                                                                                               -------------       -------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................  $ 460,265,766       $ 433,032,630
                                                                                               -------------       -------------
SHARES ISSUED AND REDEEMED:

    SHARES SOLD - CLASS A ...................................................................        977,019           1,549,543(3)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................      3,212,754           1,945,125
    SHARES REDEEMED - CLASS A ...............................................................     (1,960,399)         (3,656,769)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS A ......................................      2,229,374(2)         (162,101)
                                                                                               -------------       -------------
    SHARES SOLD - CLASS B ...................................................................        296,521             904,745(3)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................      1,008,144             542,203
    SHARES REDEEMED - CLASS B ...............................................................       (675,369)           (879,559)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................        629,296             567,389
                                                                                               -------------       -------------
    SHARES SOLD - CLASS C ...................................................................              0                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................              0                 N/A
    SHARES REDEEMED - CLASS C ...............................................................              0                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................              0                 N/A
                                                                                               -------------       -------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................     11,610,385(2)        5,279,130(3)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................        279,108              57,078
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................     (1,133,299)         (4,031,149)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................     10,756,194           1,305,059
                                                                                               -------------       -------------
    SHARES SOLD - CLASS O ...................................................................            N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................            N/A                 N/A
    SHARES REDEEMED - CLASS O ...............................................................            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................            N/A                 N/A
                                                                                               -------------       -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................    $  (540,947)      $          --
                                                                                               -------------       -------------

                                                                                                        GROWTH EQUITY
                                                                                          --------------------------------------
                                                                                                (UNAUDITED)
                                                                                                FOR THE SIX              FOR THE
                                                                                               MONTHS ENDED           YEAR ENDED
                                                                                             MARCH 31, 2001   SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $ 796,263,304       $ 687,495,546
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       (781,733)         (2,130,806)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........     29,199,626         114,185,585
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................   (170,335,842)         57,656,212
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS              0                   0
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   (141,917,949)        169,710,991
                                                                                               -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A .................................................................................              0                   0
    CLASS B .................................................................................              0                   0
    CLASS C .................................................................................              0                   0
    INSTITUTIONAL CLASS .....................................................................              0                   0
    CLASS O .................................................................................            N/A                 N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .................................................................................     (2,707,644)         (2,574,817)
    CLASS B .................................................................................     (3,977,419)         (3,092,032)
    CLASS C .................................................................................       (355,351)            (89,230)
    INSTITUTIONAL CLASS .....................................................................   (111,238,770)        (95,616,301)
    CLASS O .................................................................................            N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................      1,240,458          88,141,302
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................      2,684,421           2,570,732
    COST OF SHARES REDEEMED - CLASS A .......................................................     (1,361,806)        (99,537,405)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...      2,563,073          (8,825,371)
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................      1,446,023           3,936,622
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................      3,907,145           3,034,802
   COST OF SHARES REDEEMED - CLASS B ........................................................     (1,223,894)         (2,732,782)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...      4,129,274           4,238,642
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................        357,252           2,410,848
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................        355,299              89,222
   COST OF SHARES REDEEMED - CLASS C ........................................................       (347,463)           (625,238)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...        365,088           1,874,832
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................     35,689,411         108,338,934
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................    110,486,227          95,133,622
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................    (84,635,458)       (160,331,512)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................     61,540,180          43,141,044
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................            N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................            N/A                 N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................   (191,599,518)        108,767,758
                                                                                               -------------       -------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................  $ 604,663,786        $796,263,304
                                                                                               -------------       -------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ...................................................................         38,275           2,263,222
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................         82,699              70,450
    SHARES REDEEMED - CLASS A ...............................................................        (42,517)         (2,534,203)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS A ......................................         78,457            (200,531)
                                                                                               -------------       -------------
    SHARES SOLD - CLASS B ...................................................................         45,974             103,596
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................        125,875              85,705
    SHARES REDEEMED - CLASS B ...............................................................        (38,314)            (70,997)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................        133,535             118,304
                                                                                               -------------       -------------
    SHARES SOLD - CLASS C ...................................................................         11,278              60,777
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................         11,055               2,448
    SHARES REDEEMED - CLASS C ...............................................................        (11,435)            (15,365)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................         10,898              47,860
                                                                                               -------------       -------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................      1,073,453           2,748,650
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................      3,392,270           2,606,401
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................     (2,521,108)         (4,062,523)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................      1,944,615           1,292,528
                                                                                               -------------       -------------
    SHARES SOLD - CLASS O ...................................................................            N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................            N/A                 N/A
    SHARES REDEEMED - CLASS O ...............................................................            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................            N/A                 N/A
                                                                                               -------------       -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................  $  (2,242,495)       $ (1,460,762)
                                                                                               -------------       -------------

STOCK FUNDS                                   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                            INDEX
                                                                                             -----------------------------------
                                                                                                (UNAUDITED)
                                                                                                FOR THE SIX              FOR THE
                                                                                               MONTHS ENDED           YEAR ENDED
                                                                                             MARCH 31, 2001   SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .....................................................................  $  982,974,516     $  813,861,358
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................       4,801,397         9,794,445
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .........      (3,173,454)       28,768,486
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ..............................    (186,249,828)       70,683,861
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS                0                 0
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................    (184,621,885)      109,246,792
                                                                                                --------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME

    CLASS A ..................................................................................             N/A               N/A
    CLASS B ..................................................................................             N/A               N/A
    CLASS C ..................................................................................             N/A               N/A
    INSTITUTIONAL CLASS ......................................................................     (10,132,398)       (4,724,090)
    CLASS O ..................................................................................             N/A               N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..................................................................................             N/A               N/A
    CLASS B ..................................................................................             N/A               N/A
    CLASS C ..................................................................................             N/A               N/A
    INSTITUTIONAL CLASS ......................................................................     (28,690,172)       (9,975,644)
    CLASS O ..................................................................................             N/A               N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ......................................................             N/A               N/A
    REINVESTMENT OF DIVIDENDS - CLASS A ......................................................             N/A               N/A
    COST OF SHARES REDEEMED - CLASS A ........................................................             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....             N/A               N/A
                                                                                                --------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .......................................................             N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B .......................................................             N/A               N/A
   COST OF SHARES REDEEMED - CLASS B .........................................................             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....             N/A               N/A
                                                                                                --------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................             N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS C .......................................................             N/A               N/A
   COST OF SHARES REDEEMED - CLASS C .........................................................             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....             N/A               N/A
                                                                                                --------------     -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................     127,670,494       315,030,416
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...........................................      31,487,531        12,280,133
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................    (113,271,968)     (252,744,449)
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................................................      45,886,057        74,566,100
                                                                                                --------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS O .......................................................             N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS O .......................................................             N/A               N/A
   COST OF SHARES REDEEMED - CLASS O .........................................................             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ....             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................    (177,558,398)      169,113,158
                                                                                                --------------     -------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ............................................................................  $  805,416,118     $ 982,974,516
                                                                                                --------------     -------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ....................................................................             N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .....................................             N/A               N/A
    SHARES REDEEMED - CLASS A ................................................................             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......................................             N/A               N/A
                                                                                                --------------     -------------
    SHARES SOLD - CLASS B ....................................................................             N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B .....................................             N/A               N/A
    SHARES REDEEMED - CLASS B ................................................................             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......................................             N/A               N/A
                                                                                                --------------     -------------
    SHARES SOLD - CLASS C ....................................................................             N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C .....................................             N/A               N/A
    SHARES REDEEMED - CLASS C ................................................................             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................             N/A               N/A
                                                                                                --------------     -------------
    SHARES SOLD - INSTITUTIONAL CLASS ........................................................       2,388,998         5,343,777
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .........................         582,531           207,645
    SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................      (2,122,729)       (4,256,485)
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................         848,800         1,294,937
                                                                                                --------------     -------------
    SHARES SOLD - CLASS O ....................................................................             N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O .....................................             N/A               N/A
    SHARES REDEEMED - CLASS O ................................................................             N/A               N/A
                                                                                                --------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O ......................................             N/A               N/A
                                                                                                --------------     -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ........................................  $    2,623,071     $   8,685,611
                                                                                                --------------     -------------

STATEMENT OF CHANGES IN NET ASSETS                                   STOCK FUNDS
--------------------------------------------------------------------------------


                                                                                                        INTERNATIONAL
                                                                                             -----------------------------------
                                                                                                (UNAUDITED)
                                                                                                FOR THE SIX              FOR THE
                                                                                               MONTHS ENDED           YEAR ENDED
                                                                                             MARCH 31, 2001   SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .....................................................................  $ 293,936,335     $  279,133,783
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................       (398,092)          (230,645)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .........      5,651,642         66,206,018
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ..............................    (40,172,634)       (18,910,739)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS               0                  0
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................    (34,919,084)        47,064,634
                                                                                                -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..................................................................................              0                  0
    CLASS B ..................................................................................              0                  0
    CLASS C ..................................................................................            N/A                N/A
    INSTITUTIONAL CLASS ......................................................................       (726,655)                 0
    CLASS O ..................................................................................            N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..................................................................................       (549,069)
    CLASS B ..................................................................................       (645,017)          (214,671)
    CLASS C ..................................................................................            N/A                N/A
    INSTITUTIONAL CLASS ......................................................................    (52,250,303)       (27,284,142)
    CLASS O ..................................................................................            N/A                N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ......................................................      7,835,316         29,762,238
    REINVESTMENT OF DIVIDENDS - CLASS A ......................................................        506,064            338,850
    COST OF SHARES REDEEMED - CLASS A ........................................................    (10,156,418)       (28,317,461)
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....     (1,815,038)         1,783,627
                                                                                                -------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS B .......................................................        327,169          1,449,345
   REINVESTMENT OF DIVIDENDS - CLASS B .......................................................        638,995            210,493
   COST OF SHARES REDEEMED - CLASS B .........................................................       (342,184)          (414,579)
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....        623,980          1,245,259
                                                                                                -------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................            N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS C .......................................................            N/A                N/A
   COST OF SHARES REDEEMED - CLASS C .........................................................            N/A                N/A
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....            N/A                N/A
                                                                                                -------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................     13,938,928        137,444,484
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...........................................     44,229,991         21,473,616
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................    (32,298,602)      (166,371,250)
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................................................     25,870,317         (7,453,150)
                                                                                                -------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS O .......................................................            N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS O .......................................................            N/A                N/A
   COST OF SHARES REDEEMED - CLASS O .........................................................            N/A                N/A
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ....            N/A                N/A
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................    (64,410,869)        14,802,552
                                                                                                -------------     --------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ............................................................................  $ 229,525,466     $  293,936,335
                                                                                                -------------     --------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ....................................................................        333,964          1,124,606
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .....................................         24,674             13,441
    SHARES REDEEMED - CLASS A ................................................................       (425,073)        (1,054,112)
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......................................        (66,435)            83,935
                                                                                                -------------     --------------
    SHARES SOLD - CLASS B ....................................................................         15,251             55,516
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B .....................................         31,966              8,439
    SHARES REDEEMED - CLASS B ................................................................        (16,573)           (16,204)
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......................................         30,644             47,751
                                                                                                -------------     --------------
    SHARES SOLD - CLASS C ....................................................................            N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C .....................................            N/A                N/A
    SHARES REDEEMED - CLASS C ................................................................            N/A                N/A
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................            N/A                N/A
                                                                                                -------------     --------------
    SHARES SOLD - INSTITUTIONAL CLASS ........................................................        657,453          5,212,047
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .........................      2,154,882            850,777
    SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................     (1,422,030)        (6,262,701)
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................      1,390,305           (199,877)
                                                                                                -------------     --------------
    SHARES SOLD - CLASS O ....................................................................            N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O .....................................            N/A                N/A
    SHARES REDEEMED - CLASS O ................................................................            N/A                N/A
                                                                                                -------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O ......................................            N/A                N/A
                                                                                                -------------     --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ........................................  $  (1,538,976)    $      (82,665)
                                                                                                -------------     --------------

                                                                                                     INTERNATIONAL EQUITY
                                                                                              -----------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX              FOR THE
                                                                                                MONTHS ENDED           YEAR ENDED
                                                                                              MARCH 31, 2001   SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .....................................................................   $ 231,931,378      $  74,363,026
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................        (386,768)          (547,768)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .........      (8,996,669)         4,923,939
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ..............................     (30,288,027)          (838,859)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS                0                  0
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................     (39,671,464)         3,537,312
                                                                                                 -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..................................................................................               0           (396,530)
    CLASS B ..................................................................................               0           (206,448)
    CLASS C ..................................................................................               0                  0
    INSTITUTIONAL CLASS ......................................................................               0            (48,068)
    CLASS O ..................................................................................             N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..................................................................................        (908,958)          (249,256)
    CLASS B ..................................................................................      (1,295,588)          (252,214)
    CLASS C ..................................................................................         (63,696)            (4,434)
    INSTITUTIONAL CLASS ......................................................................      (2,671,108)           (29,589)
    CLASS O ..................................................................................             N/A                N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ......................................................      20,910,798         48,002,630
    REINVESTMENT OF DIVIDENDS - CLASS A ......................................................         700,782            447,162
    COST OF SHARES REDEEMED - CLASS A ........................................................     (18,371,285)       (47,268,538)
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....       3,240,295          1,181,254
                                                                                                 -------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .......................................................       4,968,586         23,841,750
   REINVESTMENT OF DIVIDENDS - CLASS B .......................................................       1,248,845            443,992
   COST OF SHARES REDEEMED - CLASS B .........................................................      (5,932,161)        (5,259,990)
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         285,270         19,025,752
                                                                                                 -------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................         912,273          2,803,962
   REINVESTMENT OF DIVIDENDS - CLASS C .......................................................          59,828              8,916
   COST OF SHARES REDEEMED - CLASS C .........................................................        (386,266)          (561,691)
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....         585,835          2,251,187
                                                                                                 -------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................      56,380,969        139,790,224
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...........................................       1,820,178             47,829
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................     (36,860,850)        (7,073,484)
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................................................      21,340,297        132,764,569
                                                                                                 -------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS O .......................................................             N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS O .......................................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS O .........................................................             N/A                N/A
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ....             N/A                N/A
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................     (19,159,117)       157,568,352
                                                                                                 -------------      -------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ............................................................................   $ 212,772,261      $ 231,931,378
                                                                                                 -------------      -------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ....................................................................       1,498,724          2,990,515
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .....................................          49,040             28,301
    SHARES REDEEMED - CLASS A ................................................................      (1,315,624)        (2,970,663)
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......................................         232,140             48,153
                                                                                                 -------------      -------------
    SHARES SOLD - CLASS B ....................................................................         356,618          1,482,190
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B .....................................          88,949             28,388
    SHARES REDEEMED - CLASS B ................................................................        (435,538)          (331,718)
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......................................          10,029          1,178,860
                                                                                                 -------------      -------------
    SHARES SOLD - CLASS C ....................................................................          66,458            172,114
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C .....................................           4,267                571
    SHARES REDEEMED - CLASS C ................................................................         (30,523)           (35,609)
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................          40,202            137,076
                                                                                                 -------------      -------------
    SHARES SOLD - INSTITUTIONAL CLASS ........................................................       4,078,742          8,510,421
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .........................         127,911              3,047
    SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................      (2,672,543)          (445,021)
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................       1,534,110          8,068,447
                                                                                                 -------------      -------------
    SHARES SOLD - CLASS O ....................................................................             N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O .....................................             N/A                N/A
    SHARES REDEEMED - CLASS O ................................................................             N/A                N/A
                                                                                                 -------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O ......................................             N/A                N/A
                                                                                                 -------------      -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ........................................   $    (386,768)     $           0
                                                                                                 -------------      -------------

                                                                                                     LARGE COMPANY GROWTH
                                                                                             -----------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX              FOR THE
                                                                                                MONTHS ENDED           YEAR ENDED
                                                                                              MARCH 31, 2001   SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ..................................................................... $2,323,756,671     $1,192,183,731
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................     (7,075,124)       (13,250,452)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .........     (8,491,344)        27,782,601
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES ..............................   (729,593,762)       403,688,896
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS               0                  0
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................   (745,160,230)       418,221,045
                                                                                               --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..................................................................................              0                  0
    CLASS B ..................................................................................              0                  0
    CLASS C ..................................................................................              0                  0
    INSTITUTIONAL CLASS ......................................................................              0                  0
    CLASS O ..................................................................................            N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..................................................................................     (3,735,028)        (5,218,477)
    CLASS B ..................................................................................     (6,201,302)        (6,525,128)
    CLASS C ..................................................................................       (380,383)           (42,228)
    INSTITUTIONAL CLASS ......................................................................    (20,629,532)       (24,942,890)
    CLASS O ..................................................................................            N/A                N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ......................................................     80,322,575        230,697,544
    REINVESTMENT OF DIVIDENDS - CLASS A ......................................................      3,574,082          5,051,195
    COST OF SHARES REDEEMED - CLASS A ........................................................    (75,404,591)      (180,287,502)
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....      8,492,066         55,461,237
                                                                                               --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS B .......................................................     74,153,700        227,040,879
   REINVESTMENT OF DIVIDENDS - CLASS B .......................................................      6,007,966          6,358,031
   COST OF SHARES REDEEMED - CLASS B .........................................................    (31,302,232)       (36,739,765)
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....     48,859,434        196,659,145
                                                                                               --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................     12,314,456         26,702,974
   REINVESTMENT OF DIVIDENDS - CLASS C .......................................................        327,793             44,617
   COST OF SHARES REDEEMED - CLASS C .........................................................     (2,655,942)        (1,642,772)
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....      9,986,307         25,104,819
                                                                                               --------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................    282,794,029        673,807,270
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...........................................     17,083,535         20,014,276
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................   (153,451,582)      (220,966,129)
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................................................    146,425,982        472,855,417
                                                                                               --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS O .......................................................            N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS O .......................................................            N/A                N/A
   COST OF SHARES REDEEMED - CLASS O .........................................................            N/A                N/A
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ....            N/A                N/A
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................   (562,342,686)     1,131,572,940
                                                                                               --------------     --------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ............................................................................ $1,761,413,985     $2,323,756,671
                                                                                               --------------     --------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ....................................................................      1,219,214          3,253,314
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .....................................         50,496             74,335
    SHARES REDEEMED - CLASS A ................................................................     (1,136,984)        (2,535,649)
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......................................        132,726            792,000
                                                                                               --------------     --------------
    SHARES SOLD - CLASS B ....................................................................      1,200,649          3,359,271
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B .....................................         91,459            100,178
    SHARES REDEEMED - CLASS B ................................................................       (539,965)          (548,136)
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......................................        752,143          2,911,313
                                                                                               --------------     --------------
    SHARES SOLD - CLASS C ....................................................................        203,347            387,340
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C .....................................          4,985                702
    SHARES REDEEMED - CLASS C ................................................................        (45,194)           (23,499)
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................        163,138            364,543
                                                                                               --------------     --------------
    SHARES SOLD - INSTITUTIONAL CLASS ........................................................      4,438,860          9,929,531
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .........................        256,202            313,017
    SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................     (2,532,907)        (3,258,901)
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................      2,162,155          6,983,647
                                                                                               --------------     --------------
    SHARES SOLD - CLASS O ....................................................................            N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O .....................................            N/A                N/A
    SHARES REDEEMED - CLASS O ................................................................            N/A                N/A
                                                                                               --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O ......................................            N/A                N/A
                                                                                               --------------     --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ........................................ $  (12,992,123)    $   (5,916,999)
                                                                                               --------------     --------------

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           MID CAP GROWTH (4)
                                                                                           ------------------
                                                                                                  (UNAUDITED)
                                                                                                      FOR THE
                                                                                                 PERIOD ENDED
                                                                                               MARCH 31, 2001
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................    $          0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................         (44,476)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........      (3,059,661)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................      (1,907,737)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS               0
                                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................      (5,011,874)
                                                                                                 ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A .................................................................................               0
    CLASS B .................................................................................               0
    CLASS C .................................................................................               0
    INSTITUTIONAL CLASS .....................................................................               0
    CLASS O .................................................................................             N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .................................................................................               0
    CLASS B .................................................................................               0
    CLASS C .................................................................................               0
    INSTITUTIONAL CLASS .....................................................................               0
    CLASS O .................................................................................             N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................       6,911,199
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................               0
    COST OF SHARES REDEEMED - CLASS A .......................................................        (317,690)
                                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...       6,593,509
                                                                                                 ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................       7,750,900
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................               0
   COST OF SHARES REDEEMED - CLASS B ........................................................        (704,805)
                                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...       7,046,095
                                                                                                 ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................         892,375
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................               0
   COST OF SHARES REDEEMED - CLASS C ........................................................        (170,401)
                                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...         721,974
                                                                                                 ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................               0
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................               0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................               0
                                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................               0
                                                                                                 ------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................             N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................             N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................             N/A
                                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...             N/A
                                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................       9,349,704
                                                                                                 ------------

NET ASSETS:
-------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................    $  9,349,704
                                                                                                 ------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ...................................................................         857,986
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................               0
    SHARES REDEEMED - CLASS A ...............................................................         (43,665)
                                                                                                 ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................         814,321
                                                                                                 ------------
    SHARES SOLD - CLASS B ...................................................................         922,156
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................               0
    SHARES REDEEMED - CLASS B ...............................................................         (97,851)
                                                                                                 ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................         824,305
                                                                                                 ------------
    SHARES SOLD - CLASS C ...................................................................         104,723
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................               0
    SHARES REDEEMED - CLASS C ...............................................................         (22,063)
                                                                                                 ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................          82,660
                                                                                                 ------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................             N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................             N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................             N/A
                                                                                                 ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................             N/A
                                                                                                 ------------
    SHARES SOLD - CLASS O ...................................................................             N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................             N/A
    SHARES REDEEMED - CLASS O ...............................................................             N/A
                                                                                                 ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................             N/A
                                                                                                 ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................    $    (44,476)
                                                                                                 ------------


STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                         SMALL CAP GROWTH
                                                                                                 --------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX              FOR THE
                                                                                                MONTHS ENDED           YEAR ENDED
                                                                                              MARCH 31, 2001   SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $ 534,016,579    $  59,113,644
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................     (1,706,743)      (3,677,935)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........   (165,788,596)     121,458,345
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................   (128,285,080)      18,973,273
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS              0                0
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   (295,780,419)     136,753,683
                                                                                               -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A .................................................................................              0                0
    CLASS B .................................................................................              0                0
    CLASS C .................................................................................            N/A                0
    INSTITUTIONAL CLASS .....................................................................              0                0
    CLASS O .................................................................................            N/A              N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .................................................................................    (37,589,825)      (1,617,411)
    CLASS B .................................................................................    (20,570,278)      (1,864,340)
    CLASS C .................................................................................     (5,138,754)        (161,064)
    INSTITUTIONAL CLASS .....................................................................    (35,577,479)      (2,224,444)
    CLASS O .................................................................................            N/A              N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................     43,290,961      358,534,063(5)
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................     33,883,919        1,418,980
    COST OF SHARES REDEEMED - CLASS A .......................................................    (29,615,338)    (237,606,827)
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...     47,559,542      122,346,216
                                                                                               -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................     10,906,501       81,724,758(5)
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................     19,968,885        1,836,789
   COST OF SHARES REDEEMED - CLASS B ........................................................    (11,486,999)     (13,137,728)
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...     19,388,387       70,423,819
                                                                                               -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................      3,819,047       26,227,096(5)
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................      3,081,051           69,465
   COST OF SHARES REDEEMED - CLASS C ........................................................     (2,022,816)      (7,211,796)
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...      4,877,282       19,084,765
                                                                                               -------------    -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................     99,583,143      176,348,096(5)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................     26,580,154        1,828,563
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................    (57,591,386)     (46,014,948)
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL

   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................     68,571,911      132,161,711
                                                                                               -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................            N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................            N/A              N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................            N/A              N/A
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...            N/A              N/A
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................   (254,259,633)     474,902,935
                                                                                               -------------    -------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................  $ 279,756,946    $ 534,016,579
                                                                                               -------------    -------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ...................................................................      1,860,114        9,869,645(5)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................      1,359,708           51,171
    SHARES REDEEMED - CLASS A ...............................................................     (1,277,760)      (5,883,452)
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................      1,942,062        4,037,364
                                                                                               -------------    -------------
    SHARES SOLD - CLASS B ...................................................................        434,697        2,294,974(5)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................        824,479           67,578
    SHARES REDEEMED - CLASS B ...............................................................       (476,094)        (337,782)
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................        783,082        2,024,770
                                                                                               -------------    -------------
    SHARES SOLD - CLASS C ...................................................................        148,368          788,541(5)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................        127,264            2,557
    SHARES REDEEMED - CLASS C ...............................................................        (80,581)        (195,364)
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................        195,051          595,734
                                                                                               -------------    -------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................      4,097,703        4,401,114(5)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................      1,047,700           64,843
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................     (2,494,219)      (1,083,458)
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................      2,651,184        3,382,499
                                                                                               -------------    -------------
    SHARES SOLD - CLASS O ...................................................................            N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................            N/A              N/A
    SHARES REDEEMED - CLASS O ...............................................................            N/A              N/A
                                                                                               -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................            N/A              N/A
                                                                                               -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................  $  (1,706,743)   $           0
                                                                                               -------------    -------------

                                                                                                       SMALL CAP OPPORTUNITIES
                                                                                               ------------------------------------
                                                                                                  (UNAUDITED)
                                                                                                  FOR THE SIX               FOR THE
                                                                                                 MONTHS ENDED            YEAR ENDED
                                                                                               MARCH 31, 2001    SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $ 282,213,730       $ 207,004,973
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       (271,303)         (1,095,849)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........      2,695,890          40,871,443
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................    (15,449,113)         46,369,927
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS              0                   0
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................    (13,024,526)         86,145,521
                                                                                               -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A .................................................................................              0                   0
    CLASS B .................................................................................              0                   0
    CLASS C .................................................................................            N/A                 N/A
    INSTITUTIONAL CLASS .....................................................................              0                   0
    CLASS O .................................................................................            N/A                 N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .................................................................................       (408,800)                  0
    CLASS B .................................................................................       (471,031)                  0
    CLASS C .................................................................................              0                 N/A
    INSTITUTIONAL CLASS .....................................................................    (22,376,485)                  0
    CLASS O .................................................................................            N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................        649,363           2,332,173
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................        391,709                   0
    COST OF SHARES REDEEMED - CLASS A .......................................................       (548,254)         (7,938,758)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...        492,818          (5,606,585)
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................        482,057             738,814
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................        467,575                   0
   COST OF SHARES REDEEMED - CLASS B ........................................................       (304,346)         (1,133,613)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...        645,286            (394,799)
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................            N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................            N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ........................................................            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...              0                 N/A
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................     43,394,551          84,398,617
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................     19,534,084                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................    (38,455,814)        (89,333,997)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................     24,472,821          (4,935,380)
                                                                                               -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................            N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................            N/A                 N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................    (10,669,917)         75,208,757
                                                                                               -------------       -------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................  $ 271,543,813       $ 282,213,730
                                                                                               -------------       -------------
    SHARES SOLD - CLASS A ...................................................................         14,673              95,664
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................         23,664                   0
    SHARES REDEEMED - CLASS A ...............................................................        (20,008)           (306,261)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................         18,329            (210,597)
                                                                                               -------------       -------------
    SHARES SOLD - CLASS B ...................................................................         18,091              30,350
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................         18,137                   0
    SHARES REDEEMED - CLASS B ...............................................................        (11,563)            (47,128)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................         24,665             (16,778)
                                                                                               -------------       -------------
    SHARES SOLD - CLASS C ...................................................................            N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................            N/A                 N/A
    SHARES REDEEMED - CLASS C ...............................................................            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................              0                 N/A
                                                                                               -------------       -------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................      1,518,958           3,214,995
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................        730,246                   0
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................     (1,359,969)         (3,665,684)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................        889,235            (450,689)
                                                                                               -------------       -------------
    SHARES SOLD - CLASS O ...................................................................            N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................            N/A                 N/A
    SHARES REDEEMED - CLASS O ...............................................................            N/A                 N/A
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................            N/A                 N/A
                                                                                               -------------       -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................  $    (271,303)      $           0
                                                                                               -------------       -------------

                                                                                                         SMALL CAP VALUE
                                                                                             ------------------------------------
                                                                                                  (UNAUDITED)
                                                                                                 FOR THE SIX              FOR THE
                                                                                                MONTHS ENDED           YEAR ENDED
                                                                                              MARCH 31, 2001   SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................   $ 42,605,328   $ 17,404,425
   NET INVESTMENT INCOME (LOSS) .............................................................        (35,728)       (95,745)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........     (1,113,492)     1,827,017
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................     (3,581,243)    (1,709,035)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS              0              0
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................     (4,730,463)        22,237
                                                                                                ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A .................................................................................            N/A            N/A
    CLASS B .................................................................................            N/A            N/A
    CLASS C .................................................................................            N/A            N/A
    INSTITUTIONAL CLASS .....................................................................            0              0
    CLASS O .................................................................................            N/A            N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A .................................................................................            N/A            N/A
    CLASS B .................................................................................            N/A            N/A
    CLASS C .................................................................................            N/A            N/A
    INSTITUTIONAL CLASS .....................................................................            0              0
CLASS O .....................................................................................            N/A            N/A
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................            N/A            N/A
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................            N/A            N/A
    COST OF SHARES REDEEMED - CLASS A .......................................................            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...            N/A            N/A
                                                                                                ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................            N/A            N/A
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................            N/A            N/A
   COST OF SHARES REDEEMED - CLASS B ........................................................            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...            N/A            N/A
                                                                                                ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................            N/A            N/A
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................            N/A            N/A
   COST OF SHARES REDEEMED - CLASS C ........................................................            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...            N/A            N/A
                                                                                                ------------   ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................      3,799,673     30,817,999(6)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................              0              0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................    (13,603,186)    (5,639,333)
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................     (9,803,513)    25,178,666
                                                                                                ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................            N/A            N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................            N/A            N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................    (14,533,976)    25,200,903
                                                                                                ------------   ------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................   $ 28,071,352   $ 42,605,328
                                                                                                ------------   ------------
SHARES ISSUED AND REDEEMED:

    SHARES SOLD - CLASS A ...................................................................            N/A            N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................            N/A            N/A
    SHARES REDEEMED - CLASS A ...............................................................            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................            N/A            N/A
                                                                                                ------------   ------------
    SHARES SOLD - CLASS B ...................................................................            N/A            N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................            N/A            N/A
    SHARES REDEEMED - CLASS B ...............................................................            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................            N/A            N/A
                                                                                                ------------   ------------
    SHARES SOLD - CLASS C ...................................................................            N/A            N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................            N/A            N/A
    SHARES REDEEMED - CLASS C ...............................................................            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................            N/A            N/A
                                                                                                ------------   ------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................        377,431      2,547,892(6)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................              0              0
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................     (1,377,097)      (579,511)
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................       (999,666)     1,968,381
                                                                                                ------------   ------------
    SHARES SOLD - CLASS O ...................................................................            N/A            N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................            N/A            N/A
    SHARES REDEEMED - CLASS O ...............................................................            N/A            N/A
                                                                                                ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................            N/A            N/A
                                                                                                ------------   ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................   $    (64,232)  $    (28,504)
                                                                                                ------------   ------------

                                                                                                         SMALL COMPANY GROWTH
                                                                                              -------------------------------------
                                                                                                  (UNAUDITED)
                                                                                                  FOR THE SIX               FOR THE
                                                                                                 MONTHS ENDED            YEAR ENDED
                                                                                               MARCH 31, 2001    SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................    $ 603,583,817    $ 515,292,247
OPERATIONS:
NET INVESTMENT INCOME (LOSS) .............................................................          (1,189,756)      (3,616,544)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........      (29,711,410)     140,240,856
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................      (71,876,089)      34,953,588
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS                0                0
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................     (102,777,255)     171,577,900
                                                                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME

    CLASS A .................................................................................              N/A              N/A
    CLASS B .................................................................................              N/A              N/A
    CLASS C .................................................................................              N/A              N/A
    INSTITUTIONAL CLASS .....................................................................                0                0
    CLASS O .................................................................................              N/A              N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS

    CLASS A .................................................................................              N/A              N/A
    CLASS B .................................................................................              N/A              N/A
    CLASS C .................................................................................              N/A              N/A
    INSTITUTIONAL CLASS .....................................................................     (116,063,769)               0
    CLASS O .................................................................................              N/A              N/A
CAPITAL SHARE TRANSACTIONS:

    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................              N/A              N/A
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................              N/A              N/A
    COST OF SHARES REDEEMED - CLASS A .......................................................              N/A              N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...              N/A              N/A
                                                                                                 -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................              N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................              N/A              N/A
   COST OF SHARES REDEEMED - CLASS B ........................................................              N/A              N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...              N/A              N/A
                                                                                                 -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................              N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................              N/A              N/A
   COST OF SHARES REDEEMED - CLASS C ........................................................              N/A              N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...              N/A              N/A
                                                                                                 -------------    -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................       43,209,771      108,544,755
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................      111,392,278                0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................      (73,376,265)    (191,831,085)
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................       81,225,784      (83,286,330)
                                                                                                 -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................              N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................              N/A              N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................              N/A              N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...              N/A              N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................     (137,615,240)      88,291,570
                                                                                                 -------------    -------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................    $ 465,968,577    $ 603,583,817
                                                                                                 -------------    -------------
SHARES ISSUED AND REDEEMED:

    SHARES SOLD - CLASS A ...................................................................              N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................              N/A              N/A
    SHARES REDEEMED - CLASS A ...............................................................              N/A              N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................              N/A              N/A
                                                                                                 -------------    -------------
    SHARES SOLD - CLASS B ...................................................................              N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................              N/A              N/A
    SHARES REDEEMED - CLASS B ...............................................................                               N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................              N/A              N/A
                                                                                                 -------------    -------------
    SHARES SOLD - CLASS C ...................................................................              N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................              N/A              N/A
    SHARES REDEEMED - CLASS C ...............................................................              N/A              N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................              N/A              N/A
                                                                                                 -------------    -------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................        1,606,198        3,127,857
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................        4,344,473                0
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................       (2,657,094)      (5,527,445)
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................        3,293,577       (2,399,588)
                                                                                                 -------------    -------------
    SHARES SOLD - CLASS O ...................................................................              N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................              N/A              N/A
    SHARES REDEEMED - CLASS O ...............................................................              N/A              N/A
                                                                                                 -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................              N/A              N/A
                                                                                                 -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................    $  (2,423,851)   $  (1,234,095)
                                                                                                 -------------    -------------

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   SPECIALIZED TECHNOLOGY (7)
                                                                                              -----------------------------------
                                                                                                 FOR THE SIX              FOR THE
                                                                                                MONTHS ENDED         PERIOD ENDED
                                                                                              MARCH 31, 2001   SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   BEGINNING NET ASSETS .....................................................................   $ 109,759,599    $           0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................        (310,705)         (22,029)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........     (81,291,959)        (319,303)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES .............................     (10,902,207)         855,867
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY CONTRACTS             (70)               0
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................     (92,504,941)         514,535
                                                                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME

    CLASS A .................................................................................               0                0
    CLASS B .................................................................................               0                0
    CLASS C .................................................................................               0                0
    INSTITUTIONAL CLASS .....................................................................             N/A              N/A
    CLASS O .................................................................................             N/A              N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS

    CLASS A .................................................................................               0                0
    CLASS B .................................................................................               0                0
    CLASS C .................................................................................               0                0
    INSTITUTIONAL CLASS .....................................................................             N/A              N/A
    CLASS O .................................................................................             N/A              N/A
CAPITAL SHARE TRANSACTIONS:

    PROCEEDS FROM SHARES SOLD - CLASS A .....................................................      27,787,938       42,401,812
    REINVESTMENT OF DIVIDENDS - CLASS A .....................................................               0                0
    COST OF SHARES REDEEMED - CLASS A .......................................................      (4,252,885)         (51,062)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...      23,535,053       42,350,750
                                                                                                -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................      49,750,478       52,863,784
   REINVESTMENT OF DIVIDENDS - CLASS B ......................................................               0                0
   COST OF SHARES REDEEMED - CLASS B ........................................................      (4,043,785)         (36,496)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...      45,706,693       52,827,288
                                                                                                -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................       8,732,186       14,069,571
   REINVESTMENT OF DIVIDENDS - CLASS C ......................................................               0                0
   COST OF SHARES REDEEMED - CLASS C ........................................................      (1,512,060)          (2,545)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...       7,220,126       14,067,026
                                                                                                -------------    -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................             N/A              N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........................................             N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................................................             N/A              N/A
                                                                                                -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS O ......................................................             N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS O ......................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS O ........................................................             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS O ...             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................     (16,043,069)     109,759,599
                                                                                                -------------    -------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...........................................................................   $  93,716,530    $ 109,759,599
                                                                                                -------------    -------------
SHARES ISSUED AND REDEEMED:

    SHARES SOLD - CLASS A ...................................................................       3,592,477        4,219,121
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ....................................               0                0
    SHARES REDEEMED - CLASS A ...............................................................        (654,743)          (4,929)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................       2,937,734        4,214,192
                                                                                                -------------    -------------
    SHARES SOLD - CLASS B ...................................................................       6,448,116        5,248,052
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ....................................               0                0
    SHARES REDEEMED - CLASS B ...............................................................        (664,197)          (3,594)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................       5,783,919        5,244,458
                                                                                                -------------    -------------
    SHARES SOLD - CLASS C ...................................................................       1,124,083        1,402,019
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ....................................               0                0
    SHARES REDEEMED - CLASS C ...............................................................        (217,871)            (245)
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................         906,212        1,401,774
                                                                                                -------------    -------------
    SHARES SOLD - INSTITUTIONAL CLASS .......................................................             N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................             N/A              N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................             N/A              N/A
                                                                                                -------------    -------------
    SHARES SOLD - CLASS O ...................................................................             N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O ....................................             N/A              N/A
    SHARES REDEEMED - CLASS O ...............................................................             N/A              N/A
                                                                                                -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O .....................................             N/A              N/A
                                                                                                -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................   $    (310,705)   $           0
                                                                                                -------------    -------------

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-----------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $125,869,259 for Class A shares, and "Shares sold" includes 2,860,665 for Class A shares as a result of the consolidation of the Stagecoach Diversified Equity Income Fund. "Proceeds from shares sold" includes $48,432,762 for Class B shares, and "Shares sold" includes 1,102,248 for Class B shares as a result of the consolidation of the Stagecoach Diversified Equity Income Fund.

(2) "Proceeds from shares sold" includes $8,963,115 for Class A shares, and "Shares sold" includes 615,208 for Class A shares as a result of the consolidation of the Achievement Equity Fund. "Proceeds from shares sold" includes $182,844,433 for Class I shares, and "Shares sold" includes 10,681,336 for Class I shares as a result of the consolidation of the Achievement Equity Fund.

(3) "Proceeds from shares sold" includes $15,308,519 for Class A shares, and "Shares sold" includes 724,149 for Class A shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund. "Proceeds from shares sold" includes $7,495,609 for Class B shares, and "Shares sold" includes 503,399 for Class B shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund. "Proceeds from shares sold" includes $116,058,882 for Institutional Class shares, and "Shares sold" includes 4,679,793 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Value Growth Stock Fund.

(4) This Fund commenced operations on October 16, 2000.

(5) "Proceeds from shares sold" includes $4,273,417 for Class A shares, and "Shares sold" includes 144,763 for Class A shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund. "Proceeds from shares sold" includes $105,513,393 for Class A shares, and "Shares sold" includes 3,574,302 for Class A shares as a result of the consolidation of the Stagecoach Strategic Growth Fund. "Proceeds from shares sold" includes $3,012,247 for Class B shares, and "Shares sold" includes 104,122 for Class B shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund. "Proceeds from shares sold" includes $24,186,574 for Class B shares, and "Shares sold" includes 836,038 for Class B shares as a result of the consolidation of the Stagecoach Strategic Growth Fund. "Proceeds from shares sold" includes $14,373,924 for Class C shares, and "Shares sold" includes 497,024 for Class C shares as a result of the consolidation of the Stagecoach Strategic Growth Fund. "Proceeds from shares sold" includes $20,130,677 for Institutional Class shares, and "Shares sold" includes 670,576 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund.

(6) "Proceeds from share sold" includes $23,135,585 for Institutional Class shares, and "Shares sold" includes 2,117,998 for Institutional Class shares as a result of the consolidation of the Great Plains Premier Fund.

(7) This Fund commenced operations on September 18, 2000.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          NET REALIZED
                                                                                 BEGINNING         NET             AND  DIVIDENDS
                                                                                 NET ASSET  INVESTMENT      UNREALIZED   FROM NET
                                                                                 VALUE PER      INCOME  GAIN (LOSS) ON INVESTMENT
                                                                                     SHARE      (LOSS)     INVESTMENTS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $13.37       (0.01)          (1.57)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $11.41        0.00            2.21       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $11.41       (0.01)           0.01       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $10.44       (0.01)           0.98       0.00
OCTOBER 15, 1997(3) TO MAY 31, 1998 ............................................    $10.00        0.01            0.44      (0.01)

DIVERSIFIED EQUITY
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $52.73        0.03           (8.51)     (0.16)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $48.01        0.16            7.39      (0.16)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $48.25        0.07           (0.31)      0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $43.06        0.08            6.29      (0.20)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $36.51        0.16            8.99      (0.27)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $30.56        0.20            6.10      (0.16)
MAY 2, 1996(3) TO MAY 31, 1996 .................................................    $29.89        0.02            0.65       0.00
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $51.70       (0.07)          (6.99)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $47.33       (0.18)           7.22       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $47.69       (0.04)          (0.32)      0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $42.69       (0.11)           6.09       0.00
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $36.31       (0.06)           8.85      (0.08)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $30.54        0.03            6.00      (0.07)
MAY 6, 1996(3) TO MAY 31, 1996 .................................................    $29.41        0.02            1.11       0.00
CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $52.36       (0.10)          (7.30)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $47.90       (0.07)           7.20       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $48.26        0.08           (0.44)      0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 .............................................    $38.71        0.08           10.65      (0.20)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $52.72        0.03           (7.63)     (0.16)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $48.00        0.18            7.37      (0.16)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $48.25        0.04           (0.29)      0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $43.06        0.22            6.15      (0.20)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $36.50        0.22            8.94      (0.27)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $30.55        0.25            6.05      (0.16)
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $27.53        0.16            4.25      (0.42)

DIVERSIFIED SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $11.80        0.06           (0.75)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $ 9.54        0.00            2.26       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $ 9.52       (0.01)           0.03       0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 .............................................    $ 7.77       (0.02)           1.77       0.00(8)
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $10.99       (0.01)          (0.67)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $ 8.96       (0.10)           2.13       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $ 8.96       (0.03)           0.03       0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 .............................................    $ 7.97       (0.03)           1.02       0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $11.18        0.01           (0.65)     (0.01)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $ 9.02        0.00            2.16       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $ 8.99       (0.01)           0.04       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $10.52        0.00           (1.53)      0.00(8)
DECEMBER 31, 1997(3) TO MAY 31, 1998 ...........................................    $10.00        0.00            0.52       0.00

EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $41.28        0.16           (2.06)     (0.16)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $44.20        0.44            0.10      (0.42)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $46.36        0.17           (2.09)     (0.24)
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $41.19        0.51            5.45      (0.53)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $33.16        0.52            8.77      (0.54)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $27.56        0.57            5.54      (0.51)
MAY 2, 1996(3) TO MAY 31, 1996 .................................................    $26.94        0.07            0.55       0.00

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
     FROM NET      NET ASSET     ---------------------------------------------                   PORTFOLIO        NET ASSETS AT
     REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS          TOTAL     TURNOVER        END OF PERIOD
        GAINS          SHARE      INCOME (LOSS)      EXPENSES      EXPENSES(1)      RETURN(2)         RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------


        (3.27)        $ 8.52        (0.24)%              1.00%(4)      1.05%(4)   (15.55)%           60%(5)        $     20,847
        (0.25)        $13.37        (0.02)%              1.00%(4)      1.06%(4)    19.65%           106%(5)        $     31,775
         0.00         $11.41        (0.30)%              1.23%(4)      1.43%(4)     0.00%            21%(5)        $     49,973
         0.00         $11.41        (0.14)%              1.25%(4)      1.45%(4)     9.29%            90%(5)        $     54,307
         0.00         $10.44         0.14%               1.25%(4)      2.44%(4)     4.50%            68%(5)(6)     $     12,325


------------------------------------------------------------------------------------------------------------------------------------

        (4.62)        $39.47         0.21%               1.00%(4)      1.59%(4)   (15.69)%           22%(7)        $     80,050
        (2.67)        $52.73         0.31%               1.00%(4)      1.51%(4)    15.99%            38%(7)        $     95,646
         0.00         $48.01         0.45%               1.00%(4)      1.20%(4)    (0.50)%           13%(7)        $     70,624
        (0.98)        $48.25         0.47%               1.00%(4)      1.22%(4)    15.08%            35%(7)        $     69,768
        (2.33)        $43.06         0.60%               1.00%(4)      1.20%(4)    26.08%            23%(7)        $     56,350
        (0.19)        $36.51         0.81%               1.02%(4)      1.40%(4)    20.75%            48%           $     25,271
         0.00         $30.56         1.88%               1.52%(4)      4.06%(4)     2.24%             6%           $      2,699

        (4.62)        $40.02        (0.54)%              1.75%(4)      2.38%(4)   (16.01)%           22%(7)        $    122,395
        (2.67)        $51.70        (0.44)%              1.75%(4)      2.28%(4)    15.10%            38%(7)        $    143,472
         0.00         $47.33        (0.30)%              1.75%(4)      2.20%(4)    (0.75)%           13%(7)        $    113,874
        (0.98)        $47.69        (0.28)%              1.75%(4)      2.22%(4)    14.24%            35%(7)        $    111,106
        (2.33)        $42.69        (0.15)%              1.75%(4)      2.19%(4)    25.13%            23%(7)        $     81,548
        (0.19)        $36.31         0.09%               1.76%(4)      2.41%(4)    19.86%            48%           $     33,870
         0.00         $30.54         1.24%               2.37%(4)      4.95%(4)     3.84%             6%           $      2,447

        (4.62)        $40.34        (0.54)%              1.75%(4)      2.54%(4)   (16.02)%           22%(7)        $      7,440
        (2.67)        $52.36        (0.40)%              1.75%(4)      2.95%(4)    15.11%            38%(7)        $      8,526
         0.00         $47.90        (0.28)%              1.75%(4)      2.63%(4)    (0.75)%           13%(7)        $      2,018
        (0.98)        $48.26        (0.28)%              1.75%(4)      5.15%(4)    28.02%            35%(7)        $        542

        (4.62)        $40.34         0.28%               1.00%(4)      1.08%(4)   (15.67)%           22%(7)        $  1,597,282
        (2.67)        $52.72         0.31%               1.00%(4)      1.10%(4)    15.99%            38%(7)        $  1,938,206
         0.00         $48.00         0.44%               1.00%(4)      1.18%(4)    (0.52)%           13%(7)        $  1,902,474
        (0.98)        $48.25         0.47%               1.00%(4)      1.17%(4)    15.08%            35%(7)        $  1,629,191
        (2.33)        $43.06         0.60%               1.00%(4)      1.13%(4)    26.12%            23%(7)        $  1,520,343
        (0.19)        $36.50         0.79%               1.02%(4)      1.31%(4)    20.76%            48%           $  1,212,565
        (0.97)        $30.55         1.00%               1.06%(4)      1.30%(4)    16.38%             6%           $    907,223


------------------------------------------------------------------------------------------------------------------------------------

        (0.66)        $10.45        (0.02)%              1.40%(4)      1.81%(4)    (6.05)%           56%(7)        $      1,694
         0.00         $11.80        (0.20)%              1.40%(4)      1.91%(4)    23.69%           121%(7)        $        675
         0.00         $ 9.54        (0.28)%              1.40%(4)      2.56%(4)     0.21%            39%(7)        $      1,271
         0.00         $ 9.52        (0.22)%              1.40%(4)      2.30%(4)    22.52%           112%(7)        $      1,504

        (0.66)        $ 9.65        (0.81)%              2.15%(4)      2.60%(4)    (6.42)%           56%(7)        $        963
         0.00         $10.99        (0.90)%              2.15%(4)      2.77%(4)    22.66%           121%(7)        $        826
         0.00         $ 8.96        (1.14)%              2.15%(4)      4.21%(4)     0.00%            39%(7)        $        557
         0.00         $ 8.96        (0.84)%              1.99%(4)      5.63%(4)    12.42%           112%(7)        $        476

        (0.66)        $ 9.87         0.14%               1.20%(4)      1.30%(4)    (5.95)%           56%(7)        $    133,305
         0.00         $11.18         0.05%               1.20%(4)      1.39%(4)    23.95%           121%(7)        $    115,700
         0.00         $ 9.02        (0.18)%              1.20%(4)      1.59%(4)     0.33%            39%(7)        $     67,459
         0.00         $ 8.99        (0.05)%              1.20%(4)      1.65%(4)   (14.54)%          112%(7)        $     60,261
         0.00         $10.52         0.25%               1.21%(4)      2.65%(4)     5.20%            93%(7)        $     12,551


------------------------------------------------------------------------------------------------------------------------------------

         0.00         $39.22         0.76%               1.10%(4)      1.40%(4)    (4.61)%            2%(5)        $    175,519
        (3.04)        $41.28         1.07%               1.10%(4)      1.28%(4)     1.17%             9%(5)        $    196,314
         0.00         $44.20         1.12%               0.85%(4)      0.90%(4)    (4.16)%            5%(5)        $    109,081
        (0.26)        $46.36         1.23%               0.85%(4)      0.93%(4)    14.74%             3%(5)        $    105,162
        (0.72)        $41.19         1.44%               0.85%(4)      0.91%(4)    28.64%             3%(5)        $     75,144
         0.00         $33.16         1.95%               0.85%         0.93%       22.40%             5%           $     43,708
         0.00         $27.56         3.69%               0.91%         1.91%        2.30%             1%           $     31,448

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          NET REALIZED
                                                                                 BEGINNING         NET             AND  DIVIDENDS
                                                                                 NET ASSET  INVESTMENT      UNREALIZED   FROM NET
                                                                                 VALUE PER      INCOME  GAIN (LOSS) ON INVESTMENT
                                                                                     SHARE      (LOSS)     INVESTMENTS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $41.22        0.00           (2.06)     (0.01)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $44.17        0.11            0.11      (0.13)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $46.27        0.05           (2.08)     (0.07)
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $41.12        0.19            5.45      (0.23)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $33.09        0.24            8.75      (0.24)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $27.54        0.36            5.52      (0.33)
MAY 2, 1996(3) TO MAY 31, 1996 .................................................    $26.94        0.02            0.58       0.00
CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $42.32        0.00           (2.10)     (0.01)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $45.30        0.19            0.03      (0.16)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $47.49        0.08           (2.17)     (0.10)
OCTOBER 1, 1998(3) TO MAY 31, 1999 .............................................    $37.26        0.47           10.39      (0.48)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $41.27        0.21           (2.06)     (0.21)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $44.19        0.52            0.12      (0.52)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $46.35        0.18           (2.10)     (0.24)
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $41.18        0.51            5.45      (0.53)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $33.16        0.52            8.76      (0.54)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $27.56        0.56            5.55      (0.51)
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $24.02        0.29            4.02      (0.69)

EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $84.54        0.18          (14.74)     (0.35)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $78.14        0.33            9.36      (0.10)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $64.93        0.53           16.54      (0.53)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $70.32        0.33           (5.39)     (0.33)
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $49.60        0.48           22.31      (0.48)
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $46.24        0.25            4.61      (0.25)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 ..........................................    $41.45        0.42            4.79      (0.42)
JANUARY 1, 1995 TO DECEMBER 31, 1995 ...........................................    $31.42        0.59           10.65      (0.59)
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $84.06       (0.03)         (14.72)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $78.19       (0.16)           9.22       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $65.03       (0.03)          16.52       0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $70.41        0.04           (5.38)     (0.04)
FEBRUARY 17, 1998(3) TO MARCH 31, 1998 .........................................    $65.18       (0.01)           5.24       0.00
O SHARES
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $85.62        8.08          (22.74)     (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $78.73       (0.35)          10.45       0.00
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999 ......................................    $78.00        0.44            0.29       0.00

EQUITY VALUE (12)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $13.52        0.01           (0.91)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $14.25        0.05            1.52      (0.03)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $14.93        0.14            0.58      (0.14)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $18.15        0.09           (3.22)     (0.09)
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $14.43        0.17            5.58      (0.17)
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $12.66        0.08            1.89      (0.08)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996 ..........................................    $13.27        0.20            1.60      (0.19)
OCTOBER 1, 1994 TO SEPTEMBER 30, 1995 ..........................................    $12.36        0.24            1.63      (0.25)
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $11.02       (0.02)          (0.75)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $11.68       (0.03)           1.23       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $12.23        0.02            0.48      (0.02)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $14.86        0.02           (2.63)     (0.02)
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $11.81        0.05            4.57      (0.05)
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $10.34        0.01            1.57      (0.01)
SEPTEMBER 6, 1996(3) TO SEPTEMBER 30, 1996 .....................................    $10.00        0.00            0.34       0.00

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
     FROM NET      NET ASSET     ---------------------------------------------                   PORTFOLIO        NET ASSETS AT
     REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS          TOTAL     TURNOVER        END OF PERIOD
        GAINS          SHARE      INCOME (LOSS)      EXPENSES      EXPENSES(1)      RETURN(2)         RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
        0.00          $39.15           0.02%           1.85%(4)         2.09%(4)     (4.99)%            2%(5)      $   142,058
       (3.04)         $41.22           0.28%           1.85%(4)         2.03%(4)      0.41%             9%(5)      $   152,682
        0.00          $44.17           0.37%           1.60%(4)         1.90%(4)     (4.40)%            5%(5)      $   118,792
       (0.26)         $46.27           0.48%           1.60%(4)         1.94%(4)     13.90%             3%(5)      $   106,688
       (0.72)         $41.12           0.69%           1.60%(4)         1.91%(4)     27.67%             3%(5)      $    67,385
        0.00          $33.09           1.24%           1.59%            1.96%        21.48%             5%         $    33,626
        0.00          $27.54           2.92%           1.72%            2.63%         2.23%             1%         $    17,318

        0.00          $40.21           0.03%           1.85%(4)         1.97%(4)     (4.96)%            2%(5)      $     7,443
       (3.04)         $42.32           0.29%           1.85%(4)         1.96%(4)      0.41%             9%(5)      $     7,115
        0.00          $45.30           0.42%           1.60%(4)         2.37%(4)     (4.41)%            5%(5)      $     2,124
       (0.15)         $47.49           0.48%           1.60%(4)         4.37%(4)     28.55%             3%(5)      $     1,106

        0.00          $39.21           1.01%           0.85%(4)         0.86%(4)     (4.48)%            2%(5)      $ 1,262,009
       (3.04)         $41.27           1.21%           0.85%(4)         0.87%(4)      1.39%             9%(5)      $ 1,403,624
        0.00          $44.19           1.11%           0.85%(4)         0.88%(4)     (4.16)%            5%(5)      $ 1,471,410
       (0.26)         $46.35           1.23%           0.85%(4)         0.89%(4)     14.75%             3%(5)      $ 1,519,541
       (0.72)         $41.18           1.43%           0.85%(4)         0.86%(4)     28.61%             3%(5)      $ 1,214,385
        0.00          $33.16           1.97%           0.85%            0.90%        22.40%             5%         $   425,197
       (0.08)         $27.56           2.72%           0.86%            1.13%        18.14%             1%         $   230,831


------------------------------------------------------------------------------------------------------------------------------------

       (9.42)         $60.21           0.60%           0.71%            0.86%       (18.94)%            2%         $   444,021
       (3.19)         $84.54           0.54%           0.71%            0.85%        12.43%             8%         $   596,083
       (3.33)         $78.14           0.68%           0.71%            0.80%        26.82%             6%         $   611,111
        0.00          $64.93           0.94%           0.71%            0.77%        (7.22)%            6%         $   518,778
       (1.59)         $70.32           0.80%(9)        0.89%(9)         0.95%(9)     46.48%             4%(10)     $   578,882
       (1.25)         $49.60           1.02%(9)        0.97%(9)         1.07%(9)     10.63%             2%(10)     $   406,739
        0.00          $46.24           1.28%(9)        1.01%(9)         1.08%(9)     12.60%             1%(11)     $   370,439
       (0.62)         $41.45           1.59%           0.96%            1.00%        35.99%             6%         $   327,208

       (9.35)         $59.96          (0.15)%          1.46%            1.65%       (19.24)%            2%         $    79,322
       (3.19)         $84.06          (0.21)%          1.46%            1.72%        11.58%             8%         $    96,378
       (3.33)         $78.19          (0.06)%          1.45%            1.61%        25.86%             6%         $    66,931
        0.00          $65.03           0.14%           1.45%            1.58%        (7.59)%            6%         $    17,499
        0.00          $70.41          (0.19)%          1.45%            1.64%         8.02%             4%         $     3,811

       (9.54)         $60.80           0.97%           0.50%            0.70%       (18.85)%            2%         $       100
       (3.21)         $85.62           0.81%           0.50%            0.69%        12.87%             8%         $    10,010
        0.00          $78.73           0.00%           0.00%            0.00%         0.94%             6%         $         0


------------------------------------------------------------------------------------------------------------------------------------

       (1.83)         $10.79           0.20%           1.18%            1.66%        (7.49)%           57%         $    21,377
       (2.27)         $13.52           0.32%           1.18%            1.54%        12.12%           117%         $    24,605
       (1.26)         $14.25           0.85%           1.17%            1.26%         4.34%            72%         $    31,764
        0.00          $14.93           1.06%           1.09%            1.09%       (17.27)%           23%         $    43,679
       (1.86)         $18.15           1.03%           1.07%            1.16%        41.76%            50%         $    52,392
       (0.12)         $14.43           1.14%           1.05%            1.12%        15.63%            45%         $    20,798
       (2.22)         $12.66           1.73%           1.18%            1.22%        14.27%            91%         $    18,453
       (0.71)         $13.27           1.97%           0.96%            0.98%        16.58%            75%         $   170,406

       (1.49)         $ 8.76          (0.55)%          1.93%            2.41%        (7.86)%           57%         $    39,762
       (1.86)         $11.02          (0.42)%          1.93%            2.34%        11.28%           117%         $    45,636
       (1.03)         $11.68           0.18%           1.83%            2.02%         3.68%            72%         $    58,490
        0.00          $12.23           0.36%           1.81%            1.81%       (17.54)%           23%         $    73,343
       (1.52)         $14.86           0.42%           1.76%            1.83%        40.87%            50%         $    72,428
       (0.10)         $11.81           0.34%           1.70%            2.19%        15.31%            45%         $     2,542
        0.00          $10.34           1.83%           0.00%              N/A         3.40%            91%         $         0

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          NET REALIZED
                                                                                 BEGINNING         NET             AND  DIVIDENDS
                                                                                 NET ASSET  INVESTMENT      UNREALIZED   FROM NET
                                                                                 VALUE PER      INCOME  GAIN (LOSS) ON INVESTMENT
                                                                                     SHARE      (LOSS)     INVESTMENTS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $11.01       (0.01)          (0.75)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $11.68       (0.04)           1.23       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $12.23        0.02            0.48      (0.02)
APRIL 1, 1998(3) TO SEPTEMBER 30, 1998 .........................................    $14.86        0.02           (2.63)     (0.02)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $13.51        0.03           (0.92)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $14.25        0.07            1.50      (0.04)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $14.92        0.15            0.59      (0.15)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $18.15        0.10           (3.23)     (0.10)
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $14.43        0.20            5.58      (0.20)
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $12.65        0.09            1.89      (0.08)
OCTOBER 1, 1995(3) TO SEPTEMBER 30, 1996 .......................................    $13.27        0.22            1.61      (0.23)

GROWTH
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $22.82       (0.02)          (5.24)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $22.85       (0.05)           3.07       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $20.48        0.01            5.65      (0.01)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $22.09        0.05           (1.61)     (0.05)
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $19.20        0.11            6.18      (0.11)
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $17.91        0.06            1.34      (0.06)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 ..........................................    $17.26        0.07            2.00      (0.07)
JANUARY 1, 1995 TO DECEMBER 31, 1995 ...........................................    $14.10        0.19            3.87      (0.19)
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $15.96       (0.03)          (3.68)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $16.11       (0.14)           2.14       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $14.53       (0.09)           4.00       0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $15.70       (0.02)          (1.15)      0.00
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $13.64       (0.01)           4.38       0.00
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $12.74        0.00            0.94       0.00
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 ..........................................    $12.29       (0.01)           1.42       0.00
JANUARY 1, 1995(3) TO DECEMBER 31, 1995 ........................................    $10.00        0.05            2.79      (0.05)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $26.80       (0.07)          (6.10)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $26.80       (0.02)           3.59       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $24.01        0.03            6.64      (0.03)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $25.91        0.07           (1.90)     (0.07)
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $22.52        0.17            7.25      (0.17)
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $21.01        0.09            1.57      (0.09)
SEPTEMBER 6, 1996(3) TO SEPTEMBER 30, 1996 .....................................    $20.03        0.02            0.97      (0.01)

GROWTH EQUITY
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $39.89       (0.05)          (6.46)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $36.83       (0.21)           8.90       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $36.17       (0.01)           0.67       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $35.73       (0.02)           2.56      (0.03)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $32.49       (0.06)           6.88      (0.04)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $29.08       (0.02)           4.06      (0.04)
MAY 2, 1996(3) TO MAY 31, 1996 .................................................    $28.50        0.00            0.58       0.00
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $38.48       (0.04)          (6.31)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $35.93       (0.35)           8.53       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $35.39       (0.10)           0.64       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $35.23       (0.25)           2.48       0.00
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $32.28       (0.23)           6.72       0.00
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $29.07       (0.13)           3.93       0.00
MAY 6, 1996(3) TO MAY 31, 1996 .................................................    $28.18        0.00            0.89       0.00
CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $39.61       (0.15)          (6.41)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $36.84       (0.15)           8.55       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $36.29        0.02            0.53       0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 .............................................    $30.66       (0.13)           7.86      (0.03)

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
     FROM NET      NET ASSET     ---------------------------------------------                   PORTFOLIO        NET ASSETS AT
     REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS          TOTAL     TURNOVER        END OF PERIOD
        GAINS          SHARE      INCOME (LOSS)      EXPENSES      EXPENSES(1)      RETURN(2)         RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------

       (1.49)        $ 8.76            (0.56)%         1.93%           2.38%         (7.78)%         57%              $    639
       (1.86)        $11.01            (0.40)%         1.93%           2.22%         11.18%         117%              $    560
       (1.04)        $11.67             0.18%          1.83%           2.32%          3.69%          72%              $    873
        0.00         $12.23             0.41%          1.83%           2.84%        (17.57)%         23%              $  1,239

       (1.83)        $10.79             0.38%          1.00%           1.05%         (7.43)%         57%              $ 51,557
       (2.27)        $13.51             0.51%          1.00%           1.05%         12.18%         117%              $ 69,880
       (1.26)        $14.25             0.96%          1.06%           1.08%          4.51%          72%              $123,197
        0.00         $14.92             1.17%          0.97%           0.97%        (17.26)%         23%              $166,616
       (1.86)        $18.15             1.18%          0.95%           0.98%         42.02%          50%              $228,452
       (0.12)        $14.43             1.25%          0.95%           0.99%         15.73%          45%              $193,161
       (2.22)        $12.65             1.69%          0.87%           0.92%         14.58%          91%              $206,620


------------------------------------------------------------------------------------------------------------------------------------

       (4.13)        $13.43            (0.20)%         1.12%           1.50%        (26.59)%         47%              $212,993
       (3.05)        $22.82            (0.22)%         1.12%           1.42%         14.40%          51%              $311,038
       (3.28)        $22.85             0.05%          1.10%           1.13%         29.54%          38%              $315,134
        0.00         $20.48             0.42%          1.08%           1.08%         (7.08)%         18%              $305,309
       (3.29)        $22.09             0.53%          1.12%           1.13%         34.65%         137%              $365,405
       (0.05)        $19.20             0.65%          1.14%             N/A          7.86%          40%              $283,468
       (1.35)        $17.91             0.56%          1.18%           1.19%         12.45%          83%              $254,498
       (0.71)        $17.26             1.23%          1.18%           1.21%         28.90%         100%              $178,488

       (2.89)        $ 9.36            (0.95)%         1.87%           2.23%        (26.84)%         47%              $ 46,597
       (2.15)        $15.96            (0.96)%         1.87%           2.22%         13.48%          51%              $ 69,433
       (2.33)        $16.11            (0.64)%         1.79%           1.86%         28.68%          38%              $ 60,909
        0.00         $14.53            (0.29)%         1.79%           1.79%         (7.45)%         18%              $ 48,772
       (2.31)        $15.70            (0.15)%         1.79%           1.80%         33.83%         137%              $ 52,901
       (0.04)        $13.64            (0.06)%         1.86%           1.89%          7.36%          40%              $ 23,010
       (0.96)        $12.74            (0.12)%         1.93%           2.03%         11.89%          83%              $ 12,832
       (0.50)        $12.29             0.43%          1.87%           2.21%         28.47%         100%              $  4,682

       (4.85)        $15.78            (0.05)%         1.00%           1.07%        (26.55)%         47%              $200,676
       (3.57)        $26.80            (0.05)%         1.00%           1.02%         14.55%          51%              $ 52,561
       (3.85)        $26.80             0.15%          1.00%           1.02%         29.69%          38%              $ 17,588
        0.00         $24.01             0.48%          1.02%           1.04%         (7.10)%         18%              $ 14,355
       (3.86)        $25.91             0.65%          0.99%             N/A         34.86%         137%              $ 18,180
       (0.06)        $22.52             0.78%          1.01%             N/A          7.92%          40%              $ 19,719
        0.00         $21.01             1.27%          0.96%             N/A          3.41%          83%              $ 18,508


------------------------------------------------------------------------------------------------------------------------------------

       (6.09)        $27.29            (0.43)%         1.50%(4)        1.85%(4)     (18.75)%         44%(7)           $ 14,267
       (5.63)        $39.89            (0.48)%         1.50%(4)        1.72%(4)      25.01%          78%(7)           $ 17,726
        0.00         $36.83            (0.01)%         1.25%(4)        1.45%(4)       1.82%          22%(7)           $ 23,750
       (2.07)        $36.17            (0.08)%         1.25%(4)        1.44%(4)       7.57%          73%(7)           $ 17,335
       (3.54)        $35.73            (0.11)%         1.25%(4)        1.42%(4)      22.55%          47%(7)           $ 21,567
       (0.59)        $32.49            (0.12)%         1.30%(4)        1.95%(4)      14.11%           9%              $ 14,146
        0.00         $29.08             0.34%          2.08%(4)        6.40%(4)       2.04%           7%              $  3,338

       (6.09)        $26.04            (1.18)%         2.25%(4)        2.62%(4)     (19.05)%         44%(7)           $ 20,478
       (5.63)        $38.48            (1.20)%         2.25%(4)        2.58%(4)      24.11%          78%(7)           $ 25,124
        0.00         $35.93            (0.76)%         2.00%(4)        2.45%(4)       1.53%          22%(7)           $ 19,211
       (2.07)        $35.39            (0.83)%         2.00%(4)        2.45%(4)       6.78%          73%(7)           $ 18,976
       (3.54)        $35.23            (0.85)%         2.00%(4)        2.45%(4)      21.63%          47%(7)           $ 16,615
       (0.59)        $32.28            (0.82)%         2.04%(4)        3.02%(4)      13.28%           9%              $  8,713
        0.00         $29.07            (0.40)%         2.92%(4)        7.44%(4)       3.16%           7%              $    703

       (6.09)        $26.96            (1.18)%         2.25%(4)        2.44%(4)     (19.03)%         44%(7)           $  1,818
       (5.63)        $39.61            (1.16)%         2.25%(4)        2.75%(4)      24.11%          78%(7)           $  2,240
        0.00         $36.84            (0.87)%         2.00%(4)        6.22%(4)       1.52%          22%(7)           $    320
       (2.07)        $36.29            (0.87)%         2.01%(4)       21.40%(4)      25.73%          73%(7)           $     60

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          NET REALIZED
                                                                                 BEGINNING         NET             AND  DIVIDENDS
                                                                                 NET ASSET  INVESTMENT      UNREALIZED   FROM NET
                                                                                 VALUE PER      INCOME  GAIN (LOSS) ON INVESTMENT
                                                                                     SHARE      (LOSS)     INVESTMENTS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $39.98       (0.02)          (6.47)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $36.82       (0.09)           8.88       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $36.17        0.01            0.64       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $35.72       (0.03)           2.58      (0.03)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $32.48       (0.04)           6.86      (0.04)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $29.08       (0.02)           4.05      (0.04)
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $26.97        0.00            4.09      (0.12)

INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $59.73        0.26          (11.12)     (0.60)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $53.67        0.59            6.42      (0.26)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $54.83        0.24           (0.77)     (0.36)
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $46.36        0.57            8.87      (0.57)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $39.49        0.58           10.74      (0.65)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $31.49        0.49            8.50      (0.48)
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $27.67        0.36            4.08      (0.43)

INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $25.10       (0.10)          (2.51)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $23.73       (0.06)           3.82       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $22.78        0.07            0.88       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $23.84        0.04           (0.43)     (0.21)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $21.66        0.03            2.35      (0.20)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $19.82        0.10            1.94      (0.20)
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $17.97        0.35            1.83      (0.33)
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $24.67       (0.08)          (2.58)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $23.54       (0.22)           3.74       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $22.66        0.02            0.86       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $23.70       (0.06)          (0.49)     (0.03)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $21.55       (0.09)           2.31      (0.07)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $19.71       (0.06)           1.93      (0.03)
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $17.91        0.25            1.83      (0.28)
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $25.15       (0.03)          (2.59)     (0.06)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $23.74       (0.02)           3.82       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $22.80        0.07            0.87       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $23.85        0.10           (0.48)     (0.21)
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $21.67        0.09            2.29      (0.20)
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $19.84        0.09            1.94      (0.20)
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $17.99        0.14            2.04      (0.33)

INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $15.24       (0.01)          (2.42)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $12.70        0.11            2.64      (0.13)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $ 9.36       (0.02)           3.36       0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $11.05        0.00           (1.69)      0.00
SEPTEMBER 24, 1997(3) TO MARCH 31, 1998 ........................................    $10.00        0.02            1.03       0.00
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $14.99       (0.07)          (2.36)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $12.54        0.06            2.54      (0.07)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $ 9.30       (0.10)           3.34       0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $11.01       (0.03)          (1.68)      0.00
SEPTEMBER 24, 1997(3) TO MARCH 31, 1998 ........................................    $10.00       (0.01)           1.02       0.00
CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $14.98       (0.06)          (2.38)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $12.54        0.07            2.54      (0.09)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $ 9.30       (0.04)           3.28       0.00
APRIL 1 ,1998(3)(3) TO SEPTEMBER 30, 1998 ......................................    $11.01       (0.03)          (1.68)      0.00

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
     FROM NET      NET ASSET     ---------------------------------------------                   PORTFOLIO        NET ASSETS AT
     REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS          TOTAL     TURNOVER        END OF PERIOD
        GAINS          SHARE      INCOME (LOSS)      EXPENSES      EXPENSES(1)      RETURN(2)         RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------

        (6.09)        $27.40            (0.18)%         1.25%(4)        1.29%(4)     (18.65)%      44%(7)           $  568,101
        (5.63)        $39.98            (0.23)%         1.25%(4)        1.34%(4)      25.32%       78%(7)           $  751,174
         0.00         $36.82             0.05%          1.25%(4)        1.40%(4)       1.80%       22%(7)           $  644,215
        (2.07)        $36.17            (0.08)%         1.25%(4)        1.38%(4)       7.60%       73%(7)           $  920,586
        (3.54)        $35.72            (0.11)%         1.25%(4)        1.35%(4)      22.52%       47%(7)           $1,033,251
        (0.59)        $32.48            (0.09)%         1.30%(4)        1.84%(4)      14.11%        9%              $  895,420
        (1.86)        $29.08             0.01%          1.35%(4)        1.85%(4)      15.83%        7%              $  735,728


------------------------------------------------------------------------------------------------------------------------------------

        (1.73)        $46.54             1.06%          0.25%(4)        0.30%(4)     (18.70)%       1%(5)           $  805,416
        (0.69)        $59.73             1.02%          0.25%(4)        0.33%(4)      13.06%        8%(5)           $  982,975
        (0.27)        $53.67             1.17%          0.25%(4)        0.55%(4)      (1.00)%      11%(5)           $  813,861
        (0.40)        $54.83             1.28%          0.25%(4)        0.55%(4)      20.57%        4%(5)           $1,154,289
        (3.80)        $46.36             1.53%          0.25%(4)        0.58%(4)      30.32%        7%(5)           $  784,205
        (0.51)        $39.49             2.10%          0.25%           0.56%         29.02%       24%              $  513,134
        (0.19)        $31.49             2.25%          0.31%           0.57%         16.27%        9%              $  249,644


------------------------------------------------------------------------------------------------------------------------------------

        (4.87)        $17.62            (0.53)%         1.75%(4)        2.17%(4)     (13.12)%      87%(5)           $    2,332
        (2.39)        $25.10            (0.26)%         1.75%(4)        2.13%(4)      15.81%      127%(5)           $    4,991
         0.00         $23.73             0.92%          1.50%(4)        1.81%(4)       4.17%       23%(5)           $    2,726
        (0.46)        $22.78             0.37%          1.50%(4)        1.80%(4)      (1.36)%      95%(7)           $    2,866
         0.00         $23.84             0.44%          1.47%(4)        1.72%(4)      11.20%       37%(7)           $    3,342
         0.00         $21.66             0.42%          1.43%(4)        1.72%(4)      10.33%       48%(5)           $    2,240
         0.00         $19.82             0.92%          1.50%(4)        2.51%(4)      12.31%       14%(5)           $    1,080

        (4.87)        $17.14            (1.28)%         2.50%(4)        2.93%(4)     (13.59)%      87%(5)           $    2,771
        (2.39)        $24.67            (0.96)%         2.50%(4)        2.88%(4)      14.85%      127%(5)           $    3,233
         0.00         $23.54             0.18%          2.25%(4)        2.92%(4)       3.88%       23%(5)           $    1,960
        (0.46)        $22.66            (0.30)%         2.25%(4)        2.89%(4)      (2.08)%      95%(7)           $    1,973
         0.00         $23.70            (0.29)%         2.22%(4)        2.81%(4)      10.39%       37%(7)           $    2,245
         0.00         $21.55            (0.34)%         2.18%(4)        2.76%(4)       9.44%       48%(5)           $    1,667
         0.00         $19.71            (0.02)%         2.25%(4)        3.11%(4)      11.79%       14%(5)           $      995

        (4.87)        $17.60            (0.28)%         1.50%(4)        1.49%(4)     (13.17)%      87%(5)           $  224,422
        (2.39)        $25.15            (0.06)%         1.50%(4)        1.53%(4)      15.98%      127%(5)           $  285,713
         0.00         $23.74             0.90%          1.50%(4)        1.58%(4)       4.12%       23%(5)           $  274,448
        (0.46)        $22.80             0.44%          1.50%(4)        1.61%(4)      (1.32)%      95%(7)           $  271,240
         0.00         $23.85             0.45%          1.47%(4)        1.50%(4)      11.19%       37%(7)           $  279,667
         0.00         $21.67             0.40%          1.43%(4)        1.44%(4)      10.27%       48%(5)           $  228,552
         0.00         $19.84             0.60%          1.50%(4)        1.52%(4)      12.31%       14%(5)           $  143,643


------------------------------------------------------------------------------------------------------------------------------------

        (0.31)        $12.50            (0.27)%         1.75%           2.00%        (16.18)%      21%              $   38,711
        (0.08)        $15.24            (0.31)%         1.75%           2.00%         21.65%       26%              $   43,659
         0.00         $12.70            (0.17)%         1.75%           2.10%         35.68%       41%              $   35,779
         0.00         $ 9.36             0.10%          1.75%           2.06%        (15.29)%      21%              $   23,857
         0.00         $11.05             0.35%          1.75%           2.20%         10.52%       12%              $   26,770

        (0.31)        $12.25            (1.04)%         2.50%           2.84%        (16.49)%      21%              $   51,615
        (0.08)        $14.99            (1.01)%         2.50%           2.95%         20.65%       26%              $   63,019
         0.00         $12.54            (0.81)%         2.40%           2.79%         34.84%       41%              $   37,911
         0.00         $ 9.30            (0.56)%         2.40%           2.70%        (15.53)%      21%              $   30,070
         0.00         $11.01            (0.31)%         2.40%           2.84%         10.10%       12%              $   33,003

        (0.31)        $12.23            (1.01)%         2.50%           2.84%        (16.57)%      21%              $    2,826
        (0.08)        $14.98            (0.86)%         2.50%           3.02%         20.72%       26%              $    2,857
         0.00         $12.54            (0.78)%         2.37%           2.72%         34.84%       41%              $      673
         0.00         $ 9.30            (1.15)%         2.40%           2.66%        (15.53)%      21%              $      297

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          NET REALIZED
                                                                                 BEGINNING         NET             AND  DIVIDENDS
                                                                                 NET ASSET  INVESTMENT      UNREALIZED   FROM NET
                                                                                 VALUE PER      INCOME  GAIN (LOSS) ON INVESTMENT
                                                                                     SHARE      (LOSS)     INVESTMENTS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $15.17       (0.02)          (2.38)      0.00
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ......................................    $13.61        0.12            1.66      (0.14)

LARGE COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $75.03       (0.21)         (22.09)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $57.96       (0.49)          19.16       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $58.09       (0.12)          (0.01)      0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 .............................................    $38.48       (0.16)          20.82       0.00
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $69.77       (0.31)         (20.54)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $54.29       (0.72)          17.80       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $54.50       (0.19)          (0.02)      0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 .............................................    $39.80       (0.17)          15.92       0.00
CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $69.85       (0.24)         (20.64)      0.00
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ......................................    $59.32       (0.40)          12.53       0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $70.71       (0.13)         (20.82)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $54.60       (0.30)          18.01       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $54.67       (0.07)           0.00       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $39.94       (0.17)          15.95       0.00
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $32.63       (0.11)          10.20       0.00
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $26.97       (0.03)           5.91       0.00
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $23.59       (0.04)           3.64       0.00

MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1,6 2000 TO MARCH 31, 2001 .............................................    $10.00       (0.01)          (4.55)      0.00
CLASS B
OCTOBER 1,6 2000 TO MARCH 31, 2001 .............................................    $10.00       (0.04)          (4.54)      0.00
CLASS C
OCTOBER 1,6 2000 TO MARCH 31, 2001 .............................................    $10.00       (0.04)          (4.53)      0.00

SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $43.48       (0.09)         (19.88)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $26.23       (0.08)          19.88       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $17.86       (0.18)           9.99       0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $25.62       (0.09)          (7.67)      0.00
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $18.98       (0.06)           8.76       0.00
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $22.45       (0.01)          (3.46)      0.00
SEPTEMBER 16, 1996(3) TO SEPTEMBER 30, 1996 ....................................    $22.01        0.00            0.44       0.00
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $42.33       (0.12)         (19.39)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $25.72       (0.14)          19.25       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $17.64       (0.36)           9.86       0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $25.38       (0.18)          (7.56)      0.00
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $18.93       (0.11)           8.61       0.00
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $22.46       (0.04)          (3.49)      0.00
SEPTEMBER 16, 1996(3) TO SEPTEMBER 30, 1996 ....................................    $22.02        0.00            0.44       0.00
CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $42.31       (0.12)         (19.38)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $25.71       (0.08)          19.18       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $17.63       (0.39)           9.89       0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $25.38       (0.18)          (7.57)      0.00
DECEMBER 15, 1997(3) TO MARCH 31, 1998 .........................................    $21.77       (0.08)           3.69       0.00

FINANCIAL HIGHLIGHTS (UNAUDITED)                                      STOCK FUND
--------------------------------------------------------------------------------

DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
     FROM NET      NET ASSET     ---------------------------------------------                   PORTFOLIO        NET ASSETS AT
     REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS          TOTAL     TURNOVER        END OF PERIOD
        GAINS          SHARE      INCOME (LOSS)      EXPENSES      EXPENSES(1)      RETURN(2)         RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
         (0.31)        $12.46            (0.02)%         1.50%           1.69%        (16.06)%      21%           $   119,621
         (0.08)        $15.17             0.32%          1.50%           1.92%         13.01%       26%           $   122,397


------------------------------------------------------------------------------------------------------------------------------------

         (0.88)        $51.85            (0.68)%         1.20%(4)        1.31%(4)     (30.03)%       9%(5)        $   216,927
         (1.60)        $75.03            (0.73)%         1.20%(4)        1.31%(4)      32.50%        9%(5)        $   303,948
          0.00         $57.96            (0.58)%         1.20%(4)        1.40%(4)      (0.22)%       5%(5)        $   188,890
         (1.05)        $58.09            (0.68)%         1.20%(4)        1.35%(4)      54.16%       28%(5)        $   191,233

         (0.88)        $48.04            (1.24)%         1.75%(4)        2.17%(4)     (30.22)%       9%(5)        $   354,152
         (1.60)        $69.77            (1.28)%         1.75%(4)        2.15%(4)      31.75%        9%(5)        $   461,918
          0.00         $54.29            (1.13)%         1.75%(4)        2.05%(4)      (0.39)%       5%(5)        $   201,351
         (1.05)        $54.50            (1.22)%         1.76%(4)        2.15%(4)      40.01%       28%(5)        $   156,870

         (0.88)        $48.09            (0.68)%         1.75%(4)        2.15%(4)     (30.23)%       9%(5)        $    25,376
         (1.60)        $69.85            (1.29)%         1.75%(4)        2.16%(4)      20.72%        9%(5)        $    25,463

         (0.88)        $48.88            (0.46)%         1.00%(4)        1.00%(4)     (29.96)%       9%(5)        $ 1,164,959
         (1.60)        $70.71            (0.53)%         1.00%(4)        1.02%(4)      32.74%        9%(5)        $ 1,532,428
          0.00         $54.60            (0.38)%         1.00%(4)        1.04%(4)      (0.13)%       5%(5)        $   801,943
         (1.05)        $54.67            (0.49)%         1.00%(4)        1.09%(4)      39.96%       28%(5)        $   645,385
         (2.78)        $39.94            (0.36)%         1.00%(4)        1.03%(4)      32.29%       13%(5)        $   232,499
         (0.22)        $32.63            (0.18)%         0.99%           1.09%         21.93%       24%           $   131,768
         (0.22)        $26.97            (0.30)%         1.00%           1.13%         15.40%       17%           $    82,114


------------------------------------------------------------------------------------------------------------------------------------

          0.00         $ 5.44            (0.75)%         1.40%(4)        2.30%(4)       0.00       191%(5)        $     4,430

          0.00         $ 5.42            (1.57)%         2.15%(4)        3.04%(4)       0.00       191%(5)        $     4,472

          0.00         $ 5.43            (1.57)%         2.15%(4)        3.17%(4)       0.00       191%(5)        $       448


------------------------------------------------------------------------------------------------------------------------------------

         (7.85)        $15.66            (0.73)%         1.29%           1.73%        (52.64)%     153%           $   103,598
         (2.55)        $43.48            (0.78)%         1.29%           1.86%         81.03%      263%           $   203,164
         (1.44)        $26.23            (0.92)%         1.35%           1.53%         58.81%      249%           $    16,662
          0.00         $17.86            (0.82)%         1.36%           1.49%        (30.29)%     110%           $    10,899
         (2.06)        $25.62            (0.43)%(9)      1.22%(9)        1.57%(9)      47.03%      291%(10)       $    15,611
          0.00         $18.98            (0.23)%(9)      1.10%(9)        2.80%(9)     (15.46)%      69%(10)       $     3,107
          0.00         $22.45            (0.59)%(9)      1.03%(9)       38.54%(9)       2.00%       10%(10)       $        96

         (7.63)        $15.19            (1.48)%         2.04%           2.49%        (52.81)%     153%           $    53,702
         (2.50)        $42.33            (1.53)%         2.04%           2.72%         79.74%      263%           $   116,520
         (1.42)        $25.72            (1.67)%         2.09%           2.29%         57.66%      249%           $    18,718
          0.00         $17.64            (1.56)%         2.11%           2.13%        (30.50)%     110%           $    13,071
         (2.05)        $25.38            (1.13)%(9)      1.92%(9)        2.21%(9)      46.02%      291%(10)       $    15,320
          0.00         $18.93            (0.85)%(9)      1.75%(9)        3.55%(9)     (15.72)%      69%(10)       $     1,905
          0.00         $22.46             0.00%          0.00%           0.00%          2.00%       10%(10)       $         0

         (7.63)        $15.18            (1.49)%         2.04%           2.32%        (52.82)%     153%           $    13,014
         (2.50)        $42.31            (1.53)%         2.04%           2.44%         79.72%      263%           $    28,018
         (1.42)        $25.71            (1.68)%         2.10%           2.68%         57.69%      249%           $     1,711
          0.00         $17.63            (1.56)%         2.11%           2.71%        (30.54)%     110%           $     1,426
          0.00         $25.38            (1.17)%         2.10%           2.66%         16.58%      291%           $     2,495

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          NET REALIZED
                                                                                 BEGINNING         NET             AND  DIVIDENDS
                                                                                 NET ASSET  INVESTMENT      UNREALIZED   FROM NET
                                                                                 VALUE PER      INCOME  GAIN (LOSS) ON INVESTMENT
                                                                                     SHARE      (LOSS)     INVESTMENTS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $44.27       (0.12)         (20.21)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $26.66       (0.13)          20.34       0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........................................    $18.02       (0.28)          10.38       0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 ............................................    $25.77       (0.02)          (7.73)      0.00
APRIL 1, 1997 TO MARCH 31, 1998 ................................................    $19.01        0.00            8.84      (0.01)
OCTOBER 1, 1996 TO MARCH 31, 1997 ..............................................    $22.45        0.02           (3.46)      0.00
SEPTEMBER 16, 1996(3) TO SEPTEMBER 30, 1996 ....................................    $22.01        0.00            0.44       0.00

SMALL CAP OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $29.92        0.04           (1.31)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $20.50       (0.23)           9.65       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $20.50       (0.04)           0.04       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $23.60       (0.11)          (2.97)      0.00
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $19.83       (0.07)           4.37       0.00
OCTOBER 9, 1996(3) TO MAY 31, 1997 .............................................    $17.39       (0.01)           2.46       0.00
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $29.03       (0.15)          (1.18)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $20.03       (0.31)           9.31       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $20.09       (0.09)           0.03       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $23.32       (0.31)          (2.90)      0.00
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $19.75       (0.05)           4.15       0.00
NOVEMBER 8, 1996(3) TO MAY 31, 1997 ............................................    $17.41       (0.05)           2.40       0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $29.97       (0.02)          (1.24)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $20.50       (0.11)           9.58       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $20.51       (0.03)           0.02       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $23.61       (0.11)          (2.97)      0.00
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $19.84       (0.06)           4.36       0.00
AUGUST 15, 1996(3) TO MAY 31, 1997 .............................................    $16.26       (0.01)           3.60       0.00

SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $10.62       (0.01)          (1.29)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $ 8.51       (0.02)           2.13       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $ 8.04       (0.02)           0.49       0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $10.16       (0.03)          (2.08)      0.00
OCTOBER 15, 1997(3) TO MAY 31, 1998 ............................................    $10.00       (0.01)           0.17       0.00

SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $36.22       (0.05)          (5.69)      0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........................................    $27.03       (0.22)           9.41       0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............................................    $27.44       (0.05)          (0.36)      0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................................................    $33.69       (0.15)          (3.67)      0.00
JUNE 1, 1997 TO MAY 31, 1998 ...................................................    $31.08       (0.23)           6.88       0.00
JUNE 1, 1996 TO MAY 31, 1997 ...................................................    $33.00       (0.18)           1.83       0.00
NOVEMBER 1, 1995 TO MAY 31, 1996 ...............................................    $29.99       (0.07)           5.94       0.00
NOVEMBER 11, 1994(3) TO OCTOBER 31, 1995 .......................................    $21.88       (0.11)           8.22       0.00

SPECIALIZED TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $10.11        0.00           (5.52)      0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ....................................    $10.00        0.00            0.11       0.00
CLASS B
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $10.10       (0.02)          (5.51)      0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ....................................    $10.00        0.00            0.10       0.00
CLASS C
OCTOBER 1, 2000 TO MARCH 31, 2001 ..............................................    $10.11       (0.02)          (5.52)      0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ....................................    $10.00        0.00            0.11       0.00

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
     FROM NET      NET ASSET     ---------------------------------------------                   PORTFOLIO        NET ASSETS AT
     REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS          TOTAL     TURNOVER        END OF PERIOD
        GAINS          SHARE      INCOME (LOSS)      EXPENSES      EXPENSES(1)      RETURN(2)         RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
        (7.99)        $15.95            (0.62)%        1.20%           1.37%        (52.62)%      153%           $   109,444
        (2.60)        $44.27            (0.68)%        1.20%           1.43%         81.35%       263%           $   186,315
        (1.46)        $26.66            (0.38)%        0.76%           1.29%         59.98%       249%           $    22,023
         0.00         $18.02            (0.21)%        0.76%           1.21%        (30.07)%      110%           $    56,438
        (2.07)        $25.77             0.01%(9)      0.75%(9)        1.26%(9)      47.70%       291%(10)       $    78,856
         0.00         $19.01             0.16%(9)      0.75%(9)        1.65%(9)     (15.32)%       69%(10)       $    29,200
         0.00         $22.45            (1.15)%(9)     1.60%(9)        1.63%(9)       2.00%        10%(10)       $    24,553


------------------------------------------------------------------------------------------------------------------------------------

        (2.47)        $26.18            (0.33)%        1.40%           1.78%         (4.42)%       62%           $     4,714
         0.00         $29.92            (0.60)%        1.40%           1.64%         45.95%       165%           $     4,840
         0.00         $20.50            (0.44)%        1.25%           1.41%          0.00%        40%           $     7,633
        (0.02)        $20.50            (0.47)%        1.25%(4)        1.49%(4)     (13.03)%      119%(5)        $     4,698
        (0.53)        $23.60            (0.43)%        1.27%(4)        1.86%(4)      21.97%        55%(5)        $     6,870
        (0.01)        $19.83            (0.18)%        1.25%(4)       10.51%(4)      11.37%        34%(5)        $       522

        (2.47)        $25.23            (1.08)%        2.15%           2.43%         (4.78)%       62%           $     5,348
         0.00         $29.03            (1.33)%        2.15%           2.26%         44.93%       165%           $     5,438
         0.00         $20.03            (1.19)%        2.00%           2.48%         (0.30)%       40%           $     4,089
        (0.02)        $20.09            (1.28)%        2.06%(4)        2.51%(4)     (13.74)%      119%(5)        $     4,187
        (0.53)        $23.32            (1.21)%        2.02%(4)        3.05%(4)      21.03%        55%(5)        $     6,140
        (0.01)        $19.75            (0.99)%        2.06%(4)       27.27%(4)      13.53%        34%(5)        $       158

        (2.47)        $26.24            (0.18)%        1.25%           1.32%         (4.38)%       62%           $   261,482
         0.00         $29.97            (0.45)%        1.25%           1.28%         46.20%       165%           $   271,936
         0.00         $20.50            (0.44)%        1.25%           1.29%         (0.05)%       40%           $   195,283
        (0.02)        $20.51            (0.47)%        1.25%(4)        1.35%(4)     (13.02)%      119%(5)        $   201,816
        (0.53)        $23.61            (0.40)%        1.25%(4)        1.38%(4)      21.95%        55%(5)        $   284,828
        (0.01)        $19.84            (0.16)%        1.25%(4)        1.89%(4)      11.42%        34%(5)        $    77,174


------------------------------------------------------------------------------------------------------------------------------------

         0.00         $ 9.32            (0.19)%        1.25%            1.33%(4)    (12.24)%       50%(5)        $    28,071
         0.00         $10.62            (0.48)%        1.25%(4)         1.37%(4)     24.79%       124%(5)        $    42,605
         0.00         $ 8.51            (0.60)%        1.29%(4)        1.71%(4)       5.85%        49%(5)        $    17,404
        (0.01)        $ 8.04            (0.46)%        1.30%(4)        1.72%(4)     (20.77)%      108%(5)        $    16,791
         0.00         $10.16            (0.56)%        1.30%(4)        3.54%(4)       1.60%        79%(5)(6)     $     6,422


------------------------------------------------------------------------------------------------------------------------------------

        (7.13)        $23.35            (0.45)%        1.25%(4)        1.25%(4)     (17.61)%      111%(5)        $   465,969
         0.00         $36.22            (0.59)%        1.25%(4)        1.27%(4)      34.00%       203%(5)        $   603,584
         0.00         $27.03            (0.52)%        1.25%(4)        1.30%(4)      (1.49)%       55%(5)        $   515,292
        (2.43)        $27.44            (0.52)%        1.25%(4)        1.30%(4)     (10.72)%      154%(5)        $   557,516
        (4.04)        $33.69            (0.73)%        1.25%(4)        1.26%(4)      22.38%       123%(5)        $   748,269
        (3.57)        $31.08            (0.71)%        1.24%           1.29%          5.65%       124%           $   447,580
        (2.86)        $33.00            (0.41)%        1.25%           1.29%         21.43%        62%           $   378,546
         0.00         $29.99            (0.47)%        1.25%           1.35%         37.07%       107%           $   278,058


------------------------------------------------------------------------------------------------------------------------------------

         0.00         $ 4.59            (0.59)%        1.75%           1.95%        (54.60)%      469%           $    32,801
         0.00         $10.11            (0.13)%        1.75%           2.02%          1.10%         7%           $    42,626

         0.00         $ 4.57           (10.51)%        2.50%           2.70%        (54.80)%      469%           $    50,373
         0.00         $10.10            (0.88)%        2.50%           2.77%          1.10%         7%           $    52,958

         0.00         $ 4.57           (10.37)%        2.50%           2.68%         (54.80)%     469%           $    10,543
         0.00         $10.11            (0.90)%        2.50%           2.77%          1.10%         7%           $    14,176

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)  Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) The Portfolio in which the Fund invests had a different period of operations than the Fund.

(7) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(8)  Actual dividends per share were less than $0.01.

(9) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(10) The portfolio turnover for and average commission rate paid include activity of the Master Portfolio prior to December 15, 1997.

(11) The portfolio turnover for and average commission rate paid by the Corporate Stock Master Portfolio from its inception on April 26, 1999 to September 30, 1999 were 3% and $0.0285 respectively. The information shown reflects the stand-alone period only.

(12) The Fund operated as a series of Pacifica Funds Trust from its commencement of operations until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the reorganization, existing Investor Shares were converted into Class A shares of the Fund and Wells Fargo Bank, N.A. assumed investment advisory responsibilities. Prior to April 1, 1996, the Fund was advised by First Interstate Capital Management, Inc. ("FICM"). In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management Incorporated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            STOCK FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International, International Equity, Large Company Growth, Mid Cap Growth, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Company Growth, and Specialized Technology Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust. Each Fund, except for the Specialized Technology Fund, is considered diversified under the 1940 Act.

     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares as follows:

Stagecoach Fund                           Norwest Advantage Fund               Wells Fargo Fund
-----------------------------------------------------------------------------------------------------------
                                          PERFORMA DISCIPLINED GROWTH FUND*    DISCIPLINED GROWTH FUND
-----------------------------------------------------------------------------------------------------------
                                          DIVERSIFIED EQUITY FUND*             DIVERSIFIED EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                          DIVERSIFIED SMALL CAP FUND*          DIVERSIFIED SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY INCOME FUND            INCOME EQUITY FUND*                  EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND*                                                             EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND*                                                             EQUITY VALUE FUND
-----------------------------------------------------------------------------------------------------------
                                          GROWTH EQUITY FUND*                  GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------
GROWTH FUND*                              VALUGROWTH-SM- STOCK FUND            GROWTH FUND
-----------------------------------------------------------------------------------------------------------
                                          INDEX FUND*                          INDEX FUND
-----------------------------------------------------------------------------------------------------------
                                          INTERNATIONAL FUND*                  INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND*                                                     INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                          LARGE COMPANY GROWTH FUND*           LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------
SMALL CAP FUND*/STRATEGIC GROWTH FUND     SMALL COMPANY STOCK FUND             SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------
                                          SMALL CAP OPPORTUNITIES FUND*        SMALL CAP OPPORTUNITIES FUND
-----------------------------------------------------------------------------------------------------------
                                          PERFORMA SMALL CAP VALUE FUND*       SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------
                                          SMALL COMPANY GROWTH FUND*           SMALL COMPANY GROWTH FUND

     * Accounting survivor

     In the Consolidation, the Wells Fargo Equity Income Fund acquired all of the net assets of the Stagecoach Diversified Equity Income Fund and Norwest Advantage Income Equity Fund. The Stagecoach Diversified Equity Income Fund exchanged its 11,832,453 shares (valued at $174,302,021) for 3,962,913 shares of the Wells Fargo Equity Income Fund. The net assets of the Stagecoach Diversified Equity Income Fund included unrealized appreciation of $32,352,092. As a result of the exchange, securities with a market value of $174,569,600 (including unrealized appreciation of $32,352,092) were contributed by the Wells Fargo Equity Income Fund to the Wells Fargo Equity Income Portfolio in exchange for an ownership interest in the Wells Fargo Core Trust portfolio.

     In the Consolidation, the Wells Fargo Growth Fund acquired all of the net assets of the Stagecoach Growth Fund and Norwest Advantage ValuGrowth Stock Fund. The Norwest Advantage ValuGrowth Stock Fund exchanged its 11,218,810 shares (valued at $138,863,010) for 5,907,341 shares of the Wells Fargo Growth Fund. The net assets of the Norwest Advantage ValuGrowth Stock Fund included unrealized appreciation of $53,118,113.

     In the Consolidation, the Wells Fargo Small Cap Growth Fund acquired all of the net assets of the Stagecoach Small Cap, Stagecoach Strategic Growth, and Norwest Advantage Small Company Stock Funds. The Stagecoach Strategic Growth Fund exchanged its 5,537,435 shares (valued at $144,073,891) for 4,907,364 shares of the Wells Fargo Small Cap Growth Fund. The net assets of the Stagecoach

STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


Strategic Growth Fund included unrealized appreciation of $26,936,348. The Norwest Advantage Small Company Stock Fund exchanged its 2,745,369 shares (valued at $27,416,341) for 919,461 shares of the Wells Fargo Small Cap Growth Fund. The net assets of the Norwest Advantage Small Company Stock Fund included unrealized appreciation of $1,817,314.

     On September 8, 2000, the Wells Fargo Equity Income Fund acquired all of the net assets of the Great Plains Equity Fund. The Great Plains Equity Fund exchanged its 15,123,216 shares (valued at $144,393,246) for 3,436,758 institutional class shares of the Wells Fargo Equity Income Fund. The net assets of the Great Plains Equity Fund included unrealized appreciation of $43,558,559. As a result of the exchange, securities with a market value of $144,078,202 (including unrealized appreciation of $43,558,599) were contributed by the Wells Fargo Equity Income Fund to the Wells Fargo Equity Income Portfolio in exchange for an ownership interest in this Wells Fargo Core Trust portfolio.

     On September 8, 2000, the Wells Fargo Small Cap Value Fund acquired all of the net assets of the Great Plains Premier Fund. The Great Plains Premier Fund exchanged its 2,306,313 shares (valued at $23,135,585) for 2,117,988 institutional class shares of the Wells Fargo Small Cap Value Fund. The net assets of the Great Plains Premier Fund included unrealized appreciation of $3,402,031. As a result of the exchange, securities with a market value of $23,129,461 (including unrealized appreciation of $3,402,031) were contributed by the Wells Fargo Small Cap Value Fund to the Wells Fargo Small Cap Value Portfolio in exchange for an ownership interest in this Wells Fargo Core Trust portfolio.

     On February 26, 2001, the Wells Fargo Growth Fund acquired all of the net assets of the Achievement Equity Fund. The Achievement Equity Fund class A exchanged 659,281 class A shares (valued at $8,963,115) for 615,208 class A shares of the Wells Fargo Growth Fund. The Achievement Equity Fund Institutional class exchanged 13,353,450 class I shares (valued at $182,844,403) for 10,681,336 class I shares of the Wells Fargo Growth Fund. The net assets of the Achievement Equity Fund included unrealized appreciation of $28,613,638.

     The Diversified Equity, Diversified Small Cap, Equity Income, Equity Value, Growth, Growth Equity, International, International Equity, Large Company Growth, Small Cap Growth, and Small Cap Opportunities Funds offer Class A, Class B, and Institutional Class shares. In addition, the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Company Growth, and Small Cap Growth Funds also offer Class C shares. The Equity Index Fund offers Class A, Class B, and Class O shares. The Mid Cap Growth and Specialized Technology Funds offer Class A, Class B, and Class C shares. The Disciplined Growth, Index, Small Cap Value, and Small Company Growth Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

     The Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Core Portfolio", collectively, the "Core Portfolios") of Wells Fargo Core Trust, a registered open-end management investment company. Each Core Portfolio directly acquires portfolio securities, and a Fund investing in a Core Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Core Portfolios as partnership investments and record daily their share of the Core Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Core Portfolios are in this report and should be read in conjunction with the Funds' financial statements.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            STOCK FUNDS
--------------------------------------------------------------------------------


SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Securities held in the Core Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Core Portfolios, which are included elsewhere in this report.

FOREIGN CURRENCY TRANSLATION

     The accounting records of the International and International Equity Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

     The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS

     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or

STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2001, the Equity Index Fund held the following long futures contracts:

                                                                                           Net Unrealized
                                                                            Notional        Appreciation/
     Fund             Contracts            Type       Expiration Date    Contract Value    (Depreciation)
---------------------------------------------------------------------------------------------------------
     EQUITY INDEX      63 LONG        S&P 500 INDEX      JUNE 2001        $20,168,700         $128,325

     The Equity Index Fund has pledged to brokers cash for initial margin requirements with a par value of $1,565,000.

SECURITY LOANS

     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the six months ended March 31, 2001 were as follows:

     Fund                                             Securities     Collateral
--------------------------------------------------------------------------------
     EQUITY INDEX FUND                               $108,639,102   $110,983,722
--------------------------------------------------------------------------------
     EQUITY VALUE FUND                                  8,679,975      8,776,940
--------------------------------------------------------------------------------
     GROWTH FUND                                       60,929,140     61,846,526
--------------------------------------------------------------------------------
     SMALL CAP GROWTH FUND                             77,538,229     81,405,931
--------------------------------------------------------------------------------
     SMALL CAP OPPORTUNITIES FUND                      46,463,233     47,939,122
--------------------------------------------------------------------------------

RECLASSIFICATION OF CAPITAL ACCOUNTS

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                               Undistributed Net   Undistributed
                                                   Investment      Net Realized
                                                     Income         Gain/(Loss)    Paid-in Capital
---------------------------------------------------------------------------------------------------
     DISCIPLINED GROWTH FUND                        $       0       $ 1,834,125     $ (1,834,125)
---------------------------------------------------------------------------------------------------
     GROWTH FUND                                            0        15,492,773      (15,492,773)
---------------------------------------------------------------------------------------------------
     INDEX FUND                                      (731,539)          731,539                0
---------------------------------------------------------------------------------------------------
     INTERNATIONAL FUND                              (331,564)       16,130,567      (15,799,003)
---------------------------------------------------------------------------------------------------
     SMALL CAP GROWTH FUND                                  0        19,947,157      (19,947,157)
---------------------------------------------------------------------------------------------------
     SMALL CAP OPPORTUNITIES FUND                           0              (866)             866
---------------------------------------------------------------------------------------------------
     SMALL COMPANY GROWTH FUND                              0         5,691,726       (5,691,726)
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Equity Income and Equity Value Funds. Dividends to shareholders from net investment income of the Equity Income and Equity Value Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            STOCK FUNDS
--------------------------------------------------------------------------------


characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2001.

     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                   Capital Loss
     Date      Fund                              Year Expires      Carryforwards
--------------------------------------------------------------------------------
     5/31/00   SMALL CAP VALUE FUND                  2007          $1,680,398
--------------------------------------------------------------------------------
                                                     2008             102,468
--------------------------------------------------------------------------------
     9/30/00   SMALL CAP GROWTH FUND                 2006           9,080,292
--------------------------------------------------------------------------------
                                                     2007           1,513,382
--------------------------------------------------------------------------------
     9/30/00   SPECIALIZED TECHNOLOGY FUND           2008             319,303

3. ADVISORY FEES

     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

                                                           % of Average Daily
     Fund                                                      Net Assets
--------------------------------------------------------------------------------
     EQUITY INDEX FUND                                            0.25
--------------------------------------------------------------------------------
     EQUITY VALUE FUND                                            0.75
--------------------------------------------------------------------------------
     GROWTH FUND                                                  0.75
--------------------------------------------------------------------------------
     INTERNATIONAL EQUITY FUND                                    1.00
--------------------------------------------------------------------------------
     MID CAP GROWTH FUND                                          0.75
--------------------------------------------------------------------------------
     SMALL CAP GROWTH FUND                                        0.90
--------------------------------------------------------------------------------
     SMALL CAP OPPORTUNITIES FUND                                 0.90
--------------------------------------------------------------------------------
     SPECIALIZED TECHNOLOGY FUND                                  1.05

     The Diversified Equity, Diversified Small Cap, and Growth Equity Funds are invested in various Core Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing asset allocation advisory services regarding the determination of the asset allocations of each Fund's investments in the various Core Portfolios. The Disciplined Growth, Equity Income, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds invest all of their assets in single Core Portfolios and do not currently pay investment advisory fees. Funds Management acts as advisor to the Core Portfolios, and is entitled to receive fees from the Core Portfolios for those services.

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds. The advisory fee rates shown above will not change as a result of this transition.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory

STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

services to the Equity Index Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million. For the Equity Value, Growth, and Small Cap Growth Funds, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million, and 0.15% of each Fund's average daily net assets in excess of $400 million. For the International Equity Fund, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.35% of the Fund's average daily net assets up to $200 million, 0.25% for the next $200 million, and 0.15% of the Fund's average daily net assets in excess of $400 million.

     Schroder Investment Management North America Inc. ("Schroder"), a wholly-owned U.S. subsidiary of Schroder Incorporated, which is a wholly-owned U.S. subsidiary of Schroder PLC, acts as sub-advisor to the Small Cap Opportunities Fund. Schroder is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

     Dresdner RCM Global Investors LLC ("Dresdner"), an indirect wholly-owned subsidiary of Dresdner Bank AG, acts as sub-advisor to the Specialized Technology Fund. Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets up to $100 million, 0.75% for the next $400 million, 0.60% for the next $500 million, and 0.50% of the Fund's average daily net assets in excess of $1 billion.

     Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into an advisory contract on behalf of the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds with Wells Fargo Bank. Pursuant to the contract, Wells Fargo Bank had agreed to provide the Funds with daily portfolio management. Under the prior contract with the Funds, Wells Fargo Bank was entitled to be paid monthly advisory fees at the annual rates of 0.25% of the Equity Index Fund's average daily net assets, 0.50% of the Equity Value Fund's average daily net assets, 1.00% of the International Equity Fund's average daily net assets, and 0.60% of the Small Cap Growth Fund's average daily net assets. For the Growth Fund, Wells Fargo Bank was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% for the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Prior to November 8, 1999, the investment advisor to the Small Cap Opportunities Fund was Norwest Investment Management, Inc. ("Advisor"), a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. For the Small Cap Opportunities Fund, the Advisor was entitled to be paid a monthly advisory fee at the annual rate of 0.60% of the Fund's average daily net assets. The rates for the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, Large Company Growth, Small Cap Value, and Small Company Growth Funds remain unchanged from the predecessor funds.

     Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-advisor) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and the corresponding sub-advisor) does not receive any compensation.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A and O shares. The distribution fees paid on behalf of the Funds for the six months ended March 31, 2001 are disclosed in the Statement of Operations.

     Prior to November 8, 1999, the Class A shares of the predecessor Equity Value, International Equity, and Small Cap Growth Funds had a Rule 12b-1 Plan that provided that the Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to their Class A shares.

     Prior to November 8, 1999, the Class A shares of the predecessor Growth Fund had a Rule 12b-1 Plan that provided that such Fund may defray all or part of the cost of preparing printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Class B shares of the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            STOCK FUNDS
--------------------------------------------------------------------------------


predecessor Growth Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.70% of the average daily net assets attributable to the Class B shares.

     Prior to November 8, 1999, the Class A shares of the predecessor Large Company Growth and Diversified Small Cap Funds had a Rule 12b-1 Plan that authorized payment of a distribution service fee at an annual rate of 0.10% of each Fund's average daily net assets attributable to its Class A shares. The Plan for the predecessor Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, International, Large Company Growth, and Small Cap Opportunities Funds also authorized payment of a maintenance fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class B shares.

     The Plan for Class B shares of the Equity Index, Equity Value, International Equity, and Small Cap Growth Funds, and Class C shares of the Equity Value, International Equity, and Small Cap Growth Funds remains unchanged from the predecessor funds.

5. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, Wells Fargo Bank served as Administrator for the predecessor Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.

     Prior to November 8, 1999, the Administrator for the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.025% of each Fund's average daily net assets, with exception to the International and Small Cap Opportunities Funds which were charged 0.05% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

     Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement with both of the Stagecoach and Norwest Advantage predecessor portfolios.

7. SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares, 0.20% of the average daily net assets for Class O shares of the Equity Index Fund, and 0.10% of the average daily net assets for Institutional Class shares of the Diversified Small Cap, Small Cap Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds for these services. No fee is charged for Institutional Class shares of the Disciplined Growth, Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, Index, International, International Equity, and Large Company Growth Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares and 0.25% of the average daily net assets of the Institutional Class shares of the predecessor Equity Value and Growth Funds. Prior to November 8, 1999, all other predecessor Funds and share classes were charged at the same 0.25% annual rate listed above.

STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


     The shareholder servicing fees paid on behalf of the Funds for the six months ended March 31, 2001 were as follows:

                                                                            Institutional
     Fund                          Class A        Class B        Class C         Class          Class O
--------------------------------------------------------------------------------------------------------
     DISCIPLINED GROWTH FUND           N/A            N/A            N/A        $     0            N/A
--------------------------------------------------------------------------------------------------------
     DIVERSIFIED EQUITY FUND      $112,995       $170,259        $10,249              0            N/A
--------------------------------------------------------------------------------------------------------
     DIVERSIFIED SMALL CAP FUND        902          1,160            N/A         63,076            N/A
--------------------------------------------------------------------------------------------------------
     EQUITY INCOME FUND            238,445        187,520          9,310              0            N/A
--------------------------------------------------------------------------------------------------------
     EQUITY INDEX FUND             656,219        111,491            N/A            N/A         $1,002
--------------------------------------------------------------------------------------------------------
     EQUITY VALUE FUND              28,692         53,677            757              0            N/A
--------------------------------------------------------------------------------------------------------
     GROWTH FUND                   324,111         71,530            N/A              0            N/A
--------------------------------------------------------------------------------------------------------
     GROWTH EQUITY FUND             20,349         28,986          2,627              0            N/A
--------------------------------------------------------------------------------------------------------
     INDEX FUND                        N/A            N/A            N/A              0            N/A
--------------------------------------------------------------------------------------------------------
     INTERNATIONAL FUND              3,554          3,630            N/A              0            N/A
--------------------------------------------------------------------------------------------------------
     INTERNATIONAL EQUITY FUND      52,086         73,403          3,745              0            N/A
--------------------------------------------------------------------------------------------------------
     LARGE COMPANY GROWTH FUND     341,854        538,854         33,725              0            N/A
--------------------------------------------------------------------------------------------------------
     MID CAP GROWTH FUND             3.970          4,763            516              0            N/A
--------------------------------------------------------------------------------------------------------
     SMALL CAP GROWTH FUND         181,345         99,901         23,957         72,720            N/A
--------------------------------------------------------------------------------------------------------
     SMALL CAP OPPORTUNITIES FUND    6,010          6,708            N/A        131,570            N/A
--------------------------------------------------------------------------------------------------------
     SMALL CAP VALUE FUND              N/A            N/A            N/A         18,587            N/A
--------------------------------------------------------------------------------------------------------
     SMALL COMPANY GROWTH FUND         N/A            N/A            N/A        265,192            N/A
--------------------------------------------------------------------------------------------------------
     SPECIALIZED TECHNOLOGY FUND    53,690         76,652         17,552            N/A            N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Wells Fargo Bank provided sub-portfolio accounting services to the Equity Index and Equity Value Funds. For these services Wells Fargo Bank was entitled to a fixed monthly fee from each Fund plus an annual fee of 0.0025% of each Fund's average daily net assets. Prior to April 3, 2000, Wells Fargo Bank had engaged Investor's Bank and Trust Company ("IBT") to perform certain sub-portfolio accounting services for the International Equity Fund. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into contracts on behalf of the predecessor Equity Index, Equity Value, Growth, and Small Cap Growth Funds with Wells Fargo Bank, whereby Wells Fargo Bank was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, Wells Fargo Bank was entitled to a monthly base fee from each predecessor Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each predecessor Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds, portfolio accounting services were provided by Forum.

     The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund except for the International Equity Fund and Specialized Technology Fund, for which Wells Fargo Bank, MN is entitled to receive 0.25% and 0.07% respectively, of the average daily net assets of the Funds. In addition Wells Fargo Bank, MN does not receive a custodial fee for any Fund that invests its assets in one or more Core Portfolios. Prior to April 3, 2000, IBT had been retained to act as custodian for the International Equity Fund. Prior to November 8, 1999, BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acted as custodian to the predecessor Equity Index Fund. Prior to November 8, 1999, the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds had Wells Fargo Bank, MN serve as the custodian. For its custody services, Wells Fargo Bank, MN was entitled

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            STOCK FUNDS
--------------------------------------------------------------------------------


to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, declining to 0.01% of the average daily net assets of each Fund in excess of $200 million. The predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds were not charged a custody fee at the Gateway level provided that they invested in Core Trust Portfolios. Prior to November 8, 1999, the predecessor Equity Value, Growth, and Small Cap Growth Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2001, were waived by Funds Management.

                                                                Fees Waived
     Fund                                                   by Funds Management
--------------------------------------------------------------------------------
     DISCIPLINED GROWTH FUND                                    $    6,738
--------------------------------------------------------------------------------
     DIVERSIFIED EQUITY FUND                                     1,391,381
--------------------------------------------------------------------------------
     DIVERSIFIED SMALL CAP FUND                                     65,989
--------------------------------------------------------------------------------
     EQUITY INCOME FUND                                            562,757
--------------------------------------------------------------------------------
     EQUITY INDEX FUND                                             516,849
--------------------------------------------------------------------------------
     EQUITY VALUE FUND                                             174,054
--------------------------------------------------------------------------------
     GROWTH FUND                                                   609,212
--------------------------------------------------------------------------------
     GROWTH EQUITY FUND                                            326,469
--------------------------------------------------------------------------------
     INDEX FUND                                                    225,218
--------------------------------------------------------------------------------
     INTERNATIONAL FUND                                             28,412
--------------------------------------------------------------------------------
     INTERNATIONAL EQUITY FUND                                     272,890
--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH FUND                                   1,199,961
--------------------------------------------------------------------------------
     MID CAP GROWTH FUND                                            32,531
--------------------------------------------------------------------------------
     SMALL CAP GROWTH FUND                                         609,870
--------------------------------------------------------------------------------
     SMALL CAP OPPORTUNITIES FUND                                  107,109
--------------------------------------------------------------------------------
     SMALL CAP VALUE FUND                                           14,994
--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH FUND                                      41,198
--------------------------------------------------------------------------------
     SPECIALIZED TECHNOLOGY FUND                                   109,372

STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


10. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the six months ended March 31, 2001, were as follows:

                          AGGREGATE PURCHASES AND SALES

     Fund                                              Purchases at Cost      Sales Proceeds
---------------------------------------------------------------------------------------------
     DISCIPLINED GROWTH FUND*                           $  13,824,402         $  13,418,520
---------------------------------------------------------------------------------------------
     DIVERSIFIED EQUITY FUND*                             438,222,008           419,897,342
---------------------------------------------------------------------------------------------
     DIVERSIFIED SMALL CAP FUND*                           79,983,896            97,891,079
---------------------------------------------------------------------------------------------
     EQUITY INCOME FUND*                                   29,045,721           146,761,876
---------------------------------------------------------------------------------------------
     EQUITY INDEX FUND                                     15,028,409            65,125,659
---------------------------------------------------------------------------------------------
     EQUITY VALUE FUND                                     71,473,786            90,449,757
---------------------------------------------------------------------------------------------
     GROWTH FUND                                          189,807,681           238,171,359
---------------------------------------------------------------------------------------------
     GROWTH EQUITY FUND*                                  298,424,676           282,967,485
---------------------------------------------------------------------------------------------
     INDEX FUND*                                           46,052,765            10,213,453
---------------------------------------------------------------------------------------------
     INTERNATIONAL FUND*                                  194,342,311           183,423,813
---------------------------------------------------------------------------------------------
     INTERNATIONAL EQUITY FUND                             49,014,398            41,736,227
---------------------------------------------------------------------------------------------
     LARGE COMPANY GROWTH FUND*                           409,568,802           182,625,072
---------------------------------------------------------------------------------------------
     MID CAP GROWTH FUND                                   27,488,925            14,073,959
---------------------------------------------------------------------------------------------
     SMALL CAP GROWTH FUND                                641,295,893           583,921,473
---------------------------------------------------------------------------------------------
     SMALL CAP OPPORTUNITIES FUND                         161,440,397           151,515,553
---------------------------------------------------------------------------------------------
     SMALL CAP VALUE FUND*                                 15,161,672            18,112,932
---------------------------------------------------------------------------------------------
     SMALL COMPANY GROWTH FUND*                           559,039,913           569,192,985
---------------------------------------------------------------------------------------------
     SPECIALIZED TECHNOLOGY FUND                          466,612,382           396,557,333

     * These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Core Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund's investment in a Core Portfolio rather than the underlying securities in that Core Portfolio. Since the Fund has an indirect interest in the securities held in the Core Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Core Portfolio by the corresponding Core Portfolio's purchases and sales.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 97.61%

APPAREL & ACCESSORY STORES - 4.68%
   110,000  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                              $    3,162,500
    74,920  KOHL'S CORPORATION                                                                                       4,621,815

                                                                                                                     7,784,315
                                                                                                                --------------

BUSINESS SERVICES - 5.12%
    73,115  RATIONAL SOFTWARE CORPORATION                                                                            1,297,791
    81,910  SUNGARD DATA SYSTEMS INCORPORATED                                                                        4,032,429
   205,510  SYBASE INCORPORATED                                                                                      3,185,405

                                                                                                                     8,515,625
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 4.90%
   122,720  IVAX CORPORATION                                                                                         3,865,680
   104,950  KING PHARMACEUTICALS INCORPORATED                                                                        4,276,713

                                                                                                                     8,142,393
                                                                                                                --------------

COMMUNICATIONS - 2.07%
    98,090  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                          3,438,055
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 2.94%
    89,380  WASHINGTON MUTUAL INCORPORATED+                                                                          4,893,555
                                                                                                                --------------

ELECTRIC GAS & SANITARY SERVICES - 11.37%
   100,160  CALPINE CORPORATION                                                                                      5,515,811
   143,680  CINERGY CORPORATION+                                                                                     4,820,464
    59,390  EXELON CORPORATION+                                                                                      3,895,984
   106,100  PPL CORPORATION+                                                                                         4,664,156

                                                                                                                    18,896,415
                                                                                                                --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.88%
   102,670  SANMINA CORPORATION                                                                                      2,008,482
    66,790  SCIENTIFIC-ATLANTA INCORPORATED+                                                                         2,777,796

                                                                                                                     4,786,278
                                                                                                                --------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.01%
    90,000  PAYCHEX INCORPORATED+                                                                                    3,335,625
                                                                                                                --------------

FOOD & KINDRED PRODUCTS - 8.04%
   113,000  ANHEUSER-BUSCH COMPANIES INCORPORATED+                                                                   5,190,090
   294,370  ARCHER DANIELS MIDLAND COMPANY+                                                                          3,870,965
   113,079  PEPSI BOTTLING GROUP INCORPORATED+                                                                       4,298,132

                                                                                                                    13,359,187
                                                                                                                --------------

HEALTH SERVICES - 2.57%
    97,260  TENET HEALTHCARE CORPORATION+                                                                            4,279,440
                                                                                                                --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.79%
    92,030  INTERNATIONAL GAME TECHNOLOGY                                                                            4,633,711
                                                                                                                --------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS - 10.44%
    77,900  JEFFERSON-PILOT CORPORATION+                                                                        $    5,288,631
   139,710  OXFORD HEALTH PLANS INCORPORATED                                                                         3,737,243
    39,000  PROGRESSIVE CORPORATION+                                                                                 3,784,950
    76,740  UNITEDHEALTH GROUP INCORPORATED+                                                                         4,547,612

                                                                                                                    17,358,436
                                                                                                                --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.00%
    72,025  MILLIPORE CORPORATION+                                                                                   3,331,877
                                                                                                                --------------

NONDEPOSITORY CREDIT INSTITUTIONS - 10.43%
   127,970  AMERICREDIT CORPORATION                                                                                  4,150,067
    54,860  FEDERAL NATIONAL MORTGAGE ASSOCIATION+                                                                   4,366,856
   128,030  MBNA CORPORATION+                                                                                        4,237,793
    63,040  USA EDUCATION INCORPORATED+                                                                              4,579,856

                                                                                                                    17,334,572
                                                                                                                --------------

OIL & GAS EXTRACTION - 7.94%
    66,170  DEVON ENERGY CORPORATION+                                                                                3,851,094
    93,360  HELMERICH & PAYNE INCORPORATED+                                                                          4,322,568
    77,460  KERR-MCGEE CORPORATION+                                                                                  5,027,154

                                                                                                                    13,200,816
                                                                                                                --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.85%
    60,570  AMERADA HESS CORPORATION+                                                                                4,731,728
                                                                                                                --------------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 2.27%
    68,280  MERRILL LYNCH & COMPANY INCORPORATED+                                                                    3,782,712
                                                                                                                --------------

TRANSPORTATION BY AIR - 2.33%
   218,760  SOUTHWEST AIRLINES COMPANY+                                                                              3,882,990
                                                                                                                --------------

TRANSPORTATION EQUIPMENT - 7.66%
    73,360  BOEING COMPANY+                                                                                          4,086,886
    72,780  GENERAL DYNAMICS CORPORATION+                                                                            4,566,217
   107,420  HARLEY-DAVIDSON INCORPORATED+                                                                            4,076,589

                                                                                                                    12,729,692
                                                                                                                --------------

TRANSPORTATION SERVICES - 2.32%
    76,380  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED+                                                     3,852,416

TOTAL COMMON STOCK (COST $159,057,675)                                                                             162,269,838
                                                                                                                --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             INTEREST   MATURITY
SHARES      SECURITY NAME                                                                      RATE       DATE       VALUE
SHORT TERM INSTRUMENTS - 2.41%

REPURCHASE AGREEMENTS - 2.41%
$4,003,669  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES       5.38%  4/02/01 $    4,003,669
                                                                                                                --------------

TOTAL SHORT TERM INSTRUMENTS (COST $4,003,669)                                                                  $    4,003,669
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $163,061,344)*                           100.02%                                                          $  166,273,507
OTHER ASSETS AND LIABILITIES NET                (0.02)                                                                 (33,738)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $  166,239,769
                                               ======                                                           ==============

+ NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                           $ 20,686,509
     GROSS UNREALIZED DEPRECIATION                            (17,474,346)
                                                             ------------
     NET UNREALIZED APPRECIATION                             $  3,212,163

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 98.05%

AMUSEMENT & RECREATION SERVICES - 1.22%
  1,000,000  WALT DISNEY COMPANY                                                                                $   28,600,000
                                                                                                                --------------

BUSINESS SERVICES - 2.78%
  2,617,800  IMS HEALTH INCORPORATED                                                                                65,183,220
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 16.05%
  1,215,200  AMERICAN HOME PRODUCTS CORPORATION                                                                     71,393,000
  1,061,369  E.I. DU PONT DE NEMOURS & COMPANY                                                                      43,197,718
    577,850  JOHNSON & JOHNSON                                                                                      50,544,540
    790,300  MERCK & COMPANY INCORPORATED                                                                           59,983,770
  1,494,900  PFIZER INCORPORATED                                                                                    61,216,155
    800,000  PROCTER & GAMBLE COMPANY                                                                               50,080,000
  1,297,011  ROHM & HAAS COMPANY                                                                                    39,960,909

                                                                                                                   376,376,092
                                                                                                                --------------

COMMUNICATIONS - 3.77%
  1,796,800  AT&T CORPORATION                                                                                       38,271,840
  1,014,796  VERIZON COMMUNICATIONS                                                                                 50,029,442

                                                                                                                    88,301,282
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 5.24%
  1,832,425  J.P. MORGAN CHASE & COMPANY                                                                            82,275,883
  1,751,961  U.S. BANCORP                                                                                           40,645,495

                                                                                                                   122,921,378
                                                                                                                --------------

EATING & DRINKING PLACES - 1.32%
  1,169,300  MCDONALD'S CORPORATION                                                                                 31,044,915
                                                                                                                --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.23%
    604,100  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           26,072,956
  1,771,550  TEXAS UTILITIES COMPANY                                                                                73,200,446

                                                                                                                    99,273,402
                                                                                                                --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.41%
  1,028,000  EMERSON ELECTRIC COMPANY                                                                               63,694,880
  1,326,034  GENERAL ELECTRIC COMPANY                                                                               55,507,783
  1,766,292  LUCENT TECHNOLOGIES INCORPORATED                                                                       17,609,931
    950,000  MOTOROLA INCORPORATED                                                                                  13,547,000

                                                                                                                   150,359,594
                                                                                                                --------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.73%
  1,468,100  MOODY'S CORPORATION                                                                                    40,460,836
                                                                                                                --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.99%
  2,036,600  FORTUNE BRANDS INCORPORATED                                                                            70,059,040
                                                                                                                --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS - 6.74%
  2,388,740  PEPSICO INCORPORATED                                                                               $  104,985,123
  2,454,500  SARA LEE CORPORATION                                                                                   52,968,110

                                                                                                                   157,953,233
                                                                                                                --------------

GENERAL MERCHANDISE STORES - 6.37%
  1,556,050  MAY DEPARTMENT STORES COMPANY                                                                          55,208,654
    750,530  SEARS ROEBUCK & COMPANY                                                                                26,471,193
  1,873,600  TARGET CORPORATION                                                                                     67,599,488

                                                                                                                   149,279,335
                                                                                                                --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.69%
  1,855,000  HEWLETT-PACKARD COMPANY                                                                                58,005,850
    923,000  IBM CORPORATION                                                                                        88,774,140
    547,458  MINNESOTA MINING & MANUFACTURING COMPANY                                                               56,880,886

                                                                                                                   203,660,876
                                                                                                                --------------

INSURANCE CARRIERS - 9.11%
  1,292,651  AEGON NV NY REGISTERED SHARES ADR                                                                      37,797,115
  1,993,500  AMERICAN GENERAL CORPORATION                                                                           76,251,375
  2,260,100  ST. PAUL COMPANIES INCORPORATED                                                                        99,557,405

                                                                                                                   213,605,895
                                                                                                                --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.46%
    353,748  AGILENT TECHNOLOGIES INCORPORATED+                                                                     10,870,676
    585,850  EASTMAN KODAK COMPANY                                                                                  23,369,557

                                                                                                                    34,240,233
                                                                                                                --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.58%
  1,401,494  TYCO INTERNATIONAL LIMITED                                                                             60,586,586
                                                                                                                --------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.11%
  1,199,700  AMERICAN EXPRESS COMPANY                                                                               49,547,610
                                                                                                                --------------

OIL & GAS EXTRACTION - 1.39%
    567,500  SCHLUMBERGER LIMITED                                                                                   32,693,675
                                                                                                                --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.92%
    922,928  BP AMOCO PLC ADR                                                                                       45,795,687
    444,950  CHEVRON CORPORATION                                                                                    39,066,610
    887,435  EXXON MOBIL CORPORATION                                                                                71,882,235
    522,604  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                                            28,973,166

                                                                                                                   185,717,698
                                                                                                                --------------

TOBACCO PRODUCTS - 2.81%
  1,390,150  PHILIP MORRIS COMPANIES INCORPORATED                                                                   65,962,618
                                                                                                                --------------

TRANSPORTATION EQUIPMENT - 3.13%
  1,186,800  HONEYWELL INTERNATIONAL INCORPORATED                                                                   48,421,440
    340,864  UNITED TECHNOLOGIES CORPORATION                                                                        24,985,331

                                                                                                                    73,406,771
                                                                                                                --------------

TOTAL COMMON STOCK (COST $1,591,381,656)                                                                         2,299,234,289
                                                                                                                --------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                      RATE      DATE        VALUE
SHORT-TERM INSTRUMENTS - 1.81%

REPURCHASE AGREEMENTS - 1.81%
$42,500,726  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES   5.38%    04/02/01  $   42,500,726

TOTAL SHORT-TERM INSTRUMENTS (COST $42,500,726)                                                                      42,500,726
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,633,882,382)*                          99.86%                                                           $2,341,735,015
OTHER ASSETS AND LIABILITIES NET                 0.14                                                                 3,178,243
                                               ------                                                            --------------
TOTAL NET ASSETS                               100.00%                                                           $2,344,913,258
                                               ======                                                            ==============

+ NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $802,938,809
   GROSS UNREALIZED DEPRECIATION                                  (95,086,176)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $707,852,633

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCK - 97.79%

AMUSEMENT & RECREATION SERVICES - 0.59%
     16,900  HARRAH'S ENTERTAINMENT INCORPORATED+                                                               $      497,367
    301,200  WALT DISNEY COMPANY                                                                                     8,614,320

                                                                                                                     9,111,687
                                                                                                                --------------
APPAREL & ACCESSORY STORES - 0.47%
    123,000  GAP INCORPORATED                                                                                        2,917,560
     48,000  KOHL'S CORPORATION+                                                                                     2,961,120
     61,600  LIMITED INCORPORATED                                                                                      968,352
     19,400  NORDSTROM INCORPORATED                                                                                    315,832

                                                                                                                     7,162,864
                                                                                                                --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.06%
      7,500  LIZ CLAIBORNE INCORPORATED                                                                                352,875
     16,500  V F CORPORATION                                                                                           577,500

                                                                                                                       930,375
                                                                                                                --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
     16,500  AUTOZONE INCORPORATED+                                                                                    462,330
                                                                                                                --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      8,700  RYDER SYSTEM INCORPORATED                                                                                 156,513
                                                                                                                --------------

BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
      8,600  CENTEX CORPORATION                                                                                        358,190
      6,400  KAUFMAN & BROAD HOME CORPORATION                                                                          208,896
      5,900  PULTE CORPORATION                                                                                         238,419

                                                                                                                       805,505
                                                                                                                --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.19%
    335,300  HOME DEPOT INCORPORATED                                                                                14,451,430
     55,400  LOWE'S COMPANIES INCORPORATED                                                                           3,238,130
     23,200  SHERWIN-WILLIAMS COMPANY                                                                                  591,136

                                                                                                                    18,280,696
                                                                                                                --------------

BUSINESS SERVICES - 8.16%
     34,800  ADOBE SYSTEMS INCORPORATED                                                                              1,216,956
    626,400  AOL TIME WARNER INCORPORATED+                                                                          25,149,960
      8,200  AUTODESK INCORPORATED                                                                                     250,612
     92,000  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  5,002,960
     35,300  BMC SOFTWARE INCORPORATED+                                                                                758,950
     39,000  BROADVISION INCORPORATED+                                                                                 208,406
     26,700  CABLETRON SYSTEMS INCORPORATED+                                                                           344,430
    111,300  CENDANT CORPORATION+                                                                                    1,623,867
     21,100  CERIDIAN CORPORATION+                                                                                     390,350
     26,800  CITRIX SYSTEMS INCORPORATED+                                                                              566,150
     83,400  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                          2,268,480
     24,400  COMPUTER SCIENCES CORPORATION+                                                                            789,340

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
     53,200  COMPUWARE CORPORATION+                                                                             $      518,700
     22,300  CONVERGYS CORPORATION+                                                                                    804,360
     10,500  DELUXE CORPORATION                                                                                        248,535
     18,400  ECOLAB INCORPORATED                                                                                       780,528
     67,700  ELECTRONIC DATA SYSTEMS CORPORATION                                                                     3,781,722
     20,500  EQUIFAX INCORPORATED+                                                                                     640,625
     57,200  FIRST DATA CORPORATION                                                                                  3,415,412
     42,500  IMS HEALTH INCORPORATED                                                                                 1,058,250
     44,500  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                             1,528,574
     30,000  INTUIT INCORPORATED+                                                                                      832,500
     11,700  MERCURY INTERACTIVE CORPORATION+                                                                          489,938
    772,400  MICROSOFT CORPORATION+                                                                                 42,240,625
     13,900  NCR CORPORATION+                                                                                          542,517
     46,000  NOVELL INCORPORATED+                                                                                      230,000
     25,600  OMNICOM GROUP INCORPORATED                                                                              2,121,728
    808,700  ORACLE CORPORATION+                                                                                    12,114,326
     38,500  PARAMETRIC TECHNOLOGY COMPANY+                                                                            348,906
     41,300  PEOPLESOFT INCORPORATED+                                                                                  967,969
     25,700  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                   574,395
     17,600  SAPIENT CORPORATION+                                                                                      126,500
     62,200  SIEBEL SYSTEMS INCORPORATED+                                                                            1,691,840
    471,900  SUN MICROSYSTEMS INCORPORATED+                                                                          7,253,103
     45,700  UNISYS CORPORATION+                                                                                       639,800
     59,200  VERITAS SOFTWARE CORPORATION+                                                                           2,737,408
     80,800  YAHOO! INCORPORATED+                                                                                    1,272,600

                                                                                                                   125,531,322
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 13.42%
    223,900  ABBOTT LABORATORIES                                                                                    10,565,841
     33,200  AIR PRODUCTS AND CHEMICALS INCORPORATED                                                                 1,274,880
      8,200  ALBERTO CULVER COMPANY                                                                                    325,212
     34,300  ALZA CORPORATION                                                                                        1,389,150
    189,700  AMERICAN HOME PRODUCTS CORPORATION                                                                     11,144,875
    150,800  AMGEN INCORPORATED+                                                                                     9,076,275
     34,400  AVON PRODUCTS INCORPORATED                                                                              1,375,656
     21,400  BIOGEN INCORPORATED+                                                                                    1,354,888
    283,100  BRISTOL-MYERS SQUIBB COMPANY                                                                           16,816,140
     27,700  CHIRON CORPORATION+                                                                                     1,215,338
     34,200  CLOROX COMPANY                                                                                          1,075,590
     82,800  COLGATE-PALMOLIVE COMPANY                                                                               4,575,528
    129,700  DOW CHEMICAL COMPANY+                                                                                   4,094,629
    151,000  E.I. DU PONT DE NEMOURS & COMPANY                                                                       6,145,700
     11,100  EASTMAN CHEMICAL COMPANY                                                                                  546,342
    163,200  ELI LILLY & COMPANY                                                                                    12,510,912
      4,400  FMC CORPORATION+                                                                                          324,016
     25,500  FOREST LABORATORIES INCORPORATED+                                                                       1,510,620
    152,500  GILLETTE COMPANY                                                                                        4,753,425

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
      7,300  GREAT LAKES CHEMICAL CORPORATION                                                                   $      224,402
     14,100  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           311,046
    201,200  JOHNSON & JOHNSON                                                                                      17,598,964
     24,400  KING PHARMACEUTICALS INCORPORATED+                                                                        994,300
     30,700  MEDIMMUNE INCORPORATED+                                                                                 1,101,362
    333,900  MERCK & COMPANY INCORPORATED                                                                           25,343,010
    913,300  PFIZER INCORPORATED                                                                                    37,399,635
    186,700  PHARMACIA CORPORATION                                                                                   9,404,079
     24,400  PPG INDUSTRIES INCORPORATED                                                                             1,124,596
     23,000  PRAXAIR INCORPORATED                                                                                    1,026,950
    188,200  PROCTER & GAMBLE COMPANY                                                                               11,781,320
     31,800  ROHM & HAAS COMPANY                                                                                       979,758
    211,700  SCHERING-PLOUGH CORPORATION                                                                             7,733,401
     11,200  SIGMA ALDRICH                                                                                             536,200
     14,900  WATSON PHARMACEUTICALS INCORPORATED+                                                                      783,740

                                                                                                                   206,417,780
                                                                                                                --------------

COMMUNICATIONS - 6.84%
    112,500  ADC TELECOMMUNICATIONS INCORPORATED+                                                                      956,250
     45,300  ALLTEL CORPORATION                                                                                      2,376,438
    544,300  AT&T CORPORATION                                                                                       11,593,590
     40,900  AVAYA INCORPORATED+                                                                                       531,700
    271,100  BELLSOUTH CORPORATION                                                                                  11,093,412
     20,400  CENTURYTEL INCORPORATED                                                                                   586,500
     38,400  CITIZENS COMMUNICATIONS COMPANY+                                                                          485,760
     84,700  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                              4,611,915
    136,000  COMCAST CORPORATION CLASS A+                                                                            5,703,500
    128,200  GLOBAL CROSSING LIMITED+                                                                                1,729,418
    110,300  NEXTEL COMMUNICATIONS INCORPORATED+                                                                     1,585,562
    239,700  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                        8,401,485
    490,000  SBC COMMUNICATIONS INCORPORATED                                                                        21,868,700
    135,000  SPRINT CORPORATION (FON GROUP)                                                                          2,814,720
    128,000  SPRINT CORPORATION (PCS GROUP)+                                                                         2,565,000
     29,900  UNIVISION COMMUNICATIONS INCORPORATED+                                                                  1,140,984
    391,200  VERIZON COMMUNICATIONS                                                                                 19,286,160
    416,800  WORLDCOM INCORPORATED+                                                                                  7,788,950

                                                                                                                   105,120,044
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 8.93%
     54,300  AMSOUTH BANCORP                                                                                           912,782
    235,600  BANK OF AMERICA CORPORATION                                                                            12,899,100
    107,200  BANK OF NEW YORK COMPANY INCORPORATED                                                                   5,278,528
    167,400  BANK ONE CORPORATION                                                                                    6,056,532
     58,100  BB&T CORPORATION                                                                                        2,043,377
     30,100  CHARTER ONE FINANCIAL INCORPORATED                                                                        851,830
    727,000  CITIGROUP INCORPORATED                                                                                 32,700,460
     25,600  COMERICA INCORPORATED                                                                                   1,574,400

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE

DEPOSITORY INSTITUTIONS (continued)
     67,400  FIFTH THIRD BANCORP                                                                                  $  3,601,688
    141,800  FIRST UNION CORPORATION                                                                                 4,679,400
    156,800  FLEETBOSTON FINANCIAL CORPORATION                                                                       5,919,200
     22,900  GOLDEN WEST FINANCIAL CORPORATION                                                                       1,486,210
     36,300  HUNTINGTON BANCSHARES INCORPORATED                                                                        517,275
    275,400  J P MORGAN CHASE & COMPANY                                                                             12,365,460
     61,600  KEYCORP                                                                                                 1,589,280
     70,600  MELLON FINANCIAL CORPORATION                                                                            2,860,712
     88,200  NATIONAL CITY CORPORATION                                                                               2,359,350
     32,100  NORTHERN TRUST CORPORATION                                                                              2,006,250
     20,000  OLD KENT FINANCIAL CORPORATION                                                                            760,000
     41,900  PNC FINANCIAL SERVICES GROUP                                                                            2,838,725
     32,100  REGIONS FINANCIAL CORPORATION                                                                             912,844
     24,500  SOUTHTRUST CORPORATION                                                                                  1,120,875
     23,400  STATE STREET CORPORATION                                                                                2,185,560
     42,900  SUNTRUST BANKS INCORPORATED                                                                             2,779,920
     41,600  SYNOVUS FINANCIAL CORPORATION                                                                           1,123,200
    279,000  U.S. BANCORP                                                                                            6,472,800
     20,100  UNION PLANTERS CORPORATION                                                                                773,649
     30,300  WACHOVIA CORPORATION                                                                                    1,825,575
     84,200  WASHINGTON MUTUAL INCORPORATED                                                                          4,609,950
    247,400  WELLS FARGO & COMPANY#                                                                                 12,238,878

                                                                                                                   137,343,810
                                                                                                                --------------

EATING & DRINKING PLACES - 0.51%
     17,400  DARDEN RESTAURANTS INCORPORATED                                                                           413,250
    189,800  MCDONALD'S CORPORATION                                                                                  5,039,190
     27,400  STARBUCKS CORPORATION+                                                                                  1,162,788
     21,200  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                   809,628
     16,500  WENDY'S INTERNATIONAL INCORPORATED                                                                        368,280

                                                                                                                     7,793,136
                                                                                                                --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.85%
     76,900  AES CORPORATION+                                                                                        3,841,924
     16,000  ALLEGHENY ENERGY INCORPORATED                                                                             740,160
     28,500  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     446,880
     19,900  AMEREN CORPORATION                                                                                        814,905
     46,600  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            2,190,200
     40,800  CALPINE CORPORATION+                                                                                    2,246,856
     23,000  CINERGY CORPORATION+                                                                                      771,650
     18,900  CMS ENERGY CORPORATION                                                                                    559,251
     30,700  CONSOLIDATED EDISON INCORPORATED                                                                        1,138,970
     23,500  CONSTELLATION ENERGY GROUP                                                                              1,036,350
     34,600  DOMINION RESOURCES INCORPORATED                                                                         2,230,662
     20,700  DTE ENERGY COMPANY                                                                                        823,860
    110,900  DUKE ENERGY CORPORATION                                                                                 4,739,866
     46,800  DYNEGY INCORPORATED CLASS A                                                                             2,387,268

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     47,200  EDISON INTERNATIONAL                                                                               $      596,608
     72,000  EL PASO ENERGY CORPORATION                                                                              4,701,600
     32,300  ENTERGY CORPORATION                                                                                     1,227,400
     46,100  EXELON CORPORATION                                                                                      3,024,160
     32,600  FIRSTENERGY CORPORATION                                                                                   910,192
     25,600  FPL GROUP INCORPORATED+                                                                                 1,569,280
     17,600  GPU INCORPORATED                                                                                          571,824
     19,500  KEYSPAN CORPORATION                                                                                       743,535
     16,600  KINDER MORGAN INCORPORATED                                                                                883,120
     23,200  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                     392,080
      6,600  NICOR INCORPORATED                                                                                        245,982
     29,500  NISOURCE INCORPORATED                                                                                     918,040
      4,200  ONEOK INCORPORATED                                                                                        171,738
      5,100  PEOPLE'S ENERGY CORPORATION                                                                               198,237
     56,000  PG & E CORPORATION                                                                                        697,200
     12,300  PINNACLE WEST CAPITAL CORPORATION                                                                         564,201
     21,000  PPL CORPORATION                                                                                           923,160
     29,700  PROGRESS ENERGY INCORPORATED                                                                            1,279,179
     31,000  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            1,337,960
     42,700  RELIANT ENERGY INCORPORATED                                                                             1,932,175
     29,600  SEMPRA ENERGY                                                                                             689,088
     97,800  SOUTHERN COMPANY                                                                                        3,431,802
     37,400  TEXAS UTILITIES COMPANY                                                                                 1,545,368
     90,000  WASTE MANAGEMENT INCORPORATED                                                                           2,223,000
     70,000  WILLIAMS COMPANIES INCORPORATED                                                                         2,999,500
     49,300  XCEL ENERGY INCORPORATED                                                                                1,484,423

                                                                                                                    59,229,654
                                                                                                                --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 9.87%
     14,300  ADAPTEC INCORPORATED+                                                                                     124,008
     45,400  ADVANCED MICRO DEVICES INCORPORATED+                                                                    1,204,915
     57,400  ALTERA CORPORATION+                                                                                     1,230,512
     28,200  AMERICAN POWER CONVERSION CORPORATION+                                                                    363,516
     52,100  ANALOG DEVICES INCORPORATED+                                                                            1,888,104
     11,800  ANDREW CORPORATION+                                                                                       169,625
     43,200  APPLIED MICRO CIRCUITS CORPORATION+                                                                       712,800
     35,400  BROADCOM CORPORATION+                                                                                   1,023,060
     35,200  CONEXANT SYSTEMS INCORPORATED+                                                                            314,600
     13,500  COOPER INDUSTRIES INCORPORATED                                                                            451,575
      9,900  EATON CORPORATION                                                                                         678,150
     62,100  EMERSON ELECTRIC COMPANY                                                                                3,847,716
  1,434,500  GENERAL ELECTRIC COMPANY                                                                               60,048,170
    974,300  INTEL CORPORATION                                                                                      25,636,269
    189,100  JDS UNIPHASE CORPORATION+                                                                               3,486,531
     45,900  LINEAR TECHNOLOGY CORPORATION                                                                           1,884,769
     46,200  LSI LOGIC CORPORATION+                                                                                    726,726
    492,700  LUCENT TECHNOLOGIES INCORPORATED                                                                        4,912,219

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT (continued)
     41,000  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                              $  1,705,190
     11,100  MAYTAG CORPORATION                                                                                        357,975
     85,900  MICRON TECHNOLOGY INCORPORATED+                                                                         3,567,427
     28,300  MOLEX INCORPORATED                                                                                        998,459
    316,200  MOTOROLA INCORPORATED                                                                                   4,509,012
     25,200  NATIONAL SEMICONDUCTOR CORPORATION+                                                                       674,100
      5,900  NATIONAL SERVICE INDUSTRIES+                                                                              138,355
     46,400  NETWORK APPLIANCE INCORPORATED+                                                                           780,100
    460,600  NORTEL NETWORKS CORPORATION                                                                             6,471,430
     20,400  NOVELLUS SYSTEMS INCORPORATED+                                                                            827,475
     11,400  POWER-ONE INCORPORATED+                                                                                   165,186
     13,300  QLOGIC CORPORATION+                                                                                       299,250
    109,100  QUALCOMM INCORPORATED+                                                                                  6,177,788
     49,400  RAYTHEON COMPANY CLASS B                                                                                1,451,372
     44,400  SANMINA CORPORATION+                                                                                      868,575
     23,400  SCIENTIFIC-ATLANTA INCORPORATED                                                                           973,206
     59,400  TELLABS INCORPORATED+                                                                                   2,416,838
    251,100  TEXAS INSTRUMENTS INCORPORATED                                                                          7,779,078
      8,400  THOMAS & BETTS CORPORATION                                                                                145,824
     27,500  VITESSE SEMICONDUCTOR CORPORATION+                                                                        654,844
      9,600  WHIRLPOOL CORPORATION                                                                                     479,904
     47,800  XILINK INCORPORATED+                                                                                    1,678,975

                                                                                                                   151,823,628
                                                                                                                --------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.40%
     10,700  FLUOR CORPORATION                                                                                         476,150
     64,000  HALLIBURTON COMPANY                                                                                     2,352,000
     23,500  MOODY'S CORPORATION                                                                                       647,660
     54,000  PAYCHEX INCORPORATED                                                                                    2,001,375
      7,200  PERKINELMER INCORPORATED                                                                                  377,640
     16,700  QUINTILES TRANSNATIONAL INTERNATIONAL+                                                                    315,213

                                                                                                                     6,170,038
                                                                                                                --------------

FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.50%
      4,100  BALL CORPORATION                                                                                          188,067
      8,700  CRANE COMPANY                                                                                             226,635
     22,400  FORTUNE BRANDS INCORPORATED                                                                               770,560
     43,700  ILLINOIS TOOL WORKS INCORPORATED                                                                        2,483,908
     62,400  LOCKHEED MARTIN CORPORATION                                                                             2,224,560
     64,600  MASCO CORPORATION                                                                                       1,559,444
      8,400  SNAP-ON INCORPORATED                                                                                      244,608

                                                                                                                     7,697,782
                                                                                                                --------------

FOOD & KINDRED PRODUCTS - 3.68%
      5,300  ADOLPH COORS COMPANY                                                                                      346,832
    130,600  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   5,998,458
     91,700  ARCHER DANIELS MIDLAND COMPANY                                                                          1,205,855

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS (continued)
      9,900  BROWN-FORMAN CORPORATION                                                                           $      613,305
     60,800  CAMPBELL SOUP COMPANY                                                                                   1,816,096
    360,000  COCA-COLA COMPANY                                                                                      16,257,600
     60,500  COCA-COLA ENTERPRISES INCORPORATED                                                                      1,075,690
     77,700  CONAGRA FOODS INCORPORATED                                                                              1,417,248
     41,100  GENERAL MILLS INCORPORATED                                                                              1,767,711
     50,300  H J HEINZ COMPANY                                                                                       2,022,060
     15,600  HERCULES INCORPORATED                                                                                     202,644
     19,700  HERSHEY FOODS CORPORATION                                                                               1,365,604
     58,700  KELLOGG COMPANY                                                                                         1,586,661
    209,000  PEPSICO INCORPORATED                                                                                    9,185,550
     19,100  QUAKER OATS COMPANY                                                                                     1,871,800
     44,800  RALSTON PURINA GROUP                                                                                    1,395,520
    119,700  SARA LEE CORPORATION                                                                                    2,583,126
     82,700  UNILEVER NV ADR                                                                                         4,353,328
     32,700  WM WRIGLEY JR COMPANY                                                                                   1,577,775

                                                                                                                    56,642,863
                                                                                                                --------------

FOOD STORES - 0.36%
     59,300  ALBERTSON'S INCORPORATED                                                                                1,886,926
    118,500  KROGER COMPANY+                                                                                         3,056,115
     20,300  WINN-DIXIE STORES INCORPORATED                                                                            575,911

                                                                                                                     5,518,952
                                                                                                                --------------

FURNITURE & FIXTURES - 0.04%
     28,400  LEGGETT & PLATT                                                                                           546,132
                                                                                                                --------------

GENERAL MERCHANDISE STORES - 2.98%
     16,200  CONSOLIDATED STORES CORPORATION+                                                                          162,810
     12,700  DILLARDS INCORPORATED                                                                                     278,638
     47,900  DOLLAR GENERAL CORPORATION                                                                                979,076
     28,800  FEDERATED DEPARTMENT STORES INCORPORATED+                                                               1,196,640
     38,000  J C PENNEY COMPANY INCORPORATED                                                                           607,620
     70,000  KMART CORPORATION+                                                                                        658,000
     43,100  MAY DEPARTMENT STORES COMPANY                                                                           1,529,188
     48,400  SEARS ROEBUCK & COMPANY                                                                                 1,707,068
    129,700  TARGET CORPORATION                                                                                      4,679,576
     40,500  TJX COMPANIES INCORPORATED                                                                              1,296,000
    646,600  WAL-MART STORES INCORPORATED                                                                           32,653,300

                                                                                                                    45,747,916
                                                                                                                --------------

HEALTH SERVICES - 0.41%
     80,000  HCA - THE HEALTHCARE COMPANY                                                                            3,221,600
     55,900  HEALTHSOUTH CORPORATION+                                                                                  720,551
     14,900  MANOR CARE INCORPORATED+                                                                                  303,960
     46,500  TENET HEALTHCARE CORPORATION+                                                                           2,046,000

                                                                                                                     6,292,111
                                                                                                                --------------

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.01%
      8,800  MCDERMOTT INTERNATIONAL INCORPORATED                                                               $      111,320
                                                                                                                --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%
     30,100  BEST BUY COMPANY INCORPORATED+                                                                          1,082,396
     29,800  CIRCUIT CITY STORES                                                                                       315,880
     26,900  RADIOSHACK CORPORATION                                                                                    986,961

                                                                                                                     2,385,237
                                                                                                                --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.19%
     53,400  HILTON HOTELS CORPORATION                                                                                 558,030
     34,700  MARRIOTT INTERNATIONAL CLASS A                                                                          1,428,946
     28,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          952,280

                                                                                                                     2,939,256
                                                                                                                --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.70%
     50,100  APPLE COMPUTER INCORPORATED+                                                                            1,105,707
    117,100  APPLIED MATERIALS INCORPORATED+                                                                         5,093,850
     48,100  BAKER HUGHES INCORPORATED                                                                               1,746,511
     11,700  BLACK & DECKER CORPORATION                                                                                429,975
      3,100  BRIGGS & STRATTON CORPORATION                                                                             118,947
     49,800  CATERPILLAR INCORPORATED                                                                                2,210,124
  1,053,400  CISCO SYSTEMS INCORPORATED+                                                                            16,656,888
    244,500  COMPAQ COMPUTER CORPORATION                                                                             4,449,900
     24,000  COMVERSE TECHNOLOGY INCORPORATED+                                                                       1,413,360
      6,000  CUMMINS ENGINE COMPANY INCORPORATED                                                                       225,240
     34,000  DEERE & COMPANY                                                                                         1,235,560
    374,500  DELL COMPUTER CORPORATION+                                                                              9,619,969
     29,400  DOVER CORPORATION                                                                                       1,053,696
    316,800  EMC CORPORATION+                                                                                        9,313,920
     46,700  GATEWAY INCORPORATED+                                                                                     785,027
    279,800  HEWLETT-PACKARD COMPANY                                                                                 8,749,346
    254,000  IBM CORPORATION                                                                                        24,429,720
     23,200  INGERSOLL-RAND COMPANY                                                                                    921,272
     27,600  JABIL CIRCUIT INCORPORATED+                                                                               596,712
     18,400  LEXMARK INTERNATIONAL INCORPORATED+                                                                       837,568
     57,300  MINNESOTA MINING & MANUFACTURING COMPANY                                                                5,953,470
     17,700  PALL CORPORATION                                                                                          387,984
     82,000  PALM INCORPORATED+                                                                                        689,312
     16,900  PARKER-HANNIFIN CORPORATION                                                                               671,268
     36,500  PITNEY BOWES INCORPORATED                                                                               1,268,375
     93,500  SOLECTRON CORPORATION+                                                                                  1,777,435
     12,400  STANLEY WORKS                                                                                             408,580
     21,200  SYMBOL TECHNOLOGIES INCORPORATED                                                                          739,880
      8,700  TIMKEN COMPANY                                                                                            136,155

                                                                                                                   103,025,751
                                                                                                                --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE AGENTS BROKERS & SERVICE - 0.35%
     37,100  AON CORPORATION                                                                                      $  1,317,050
     24,500  HUMANA INCORPORATED+                                                                                      256,760
     39,800  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 3,782,194

                                                                                                                     5,356,004
                                                                                                                --------------

INSURANCE CARRIERS - 4.15%
     20,800  AETNA INCORPORATED+                                                                                       747,136
     76,800  AFLAC INCORPORATED                                                                                      2,115,072
    105,900  ALLSTATE CORPORATION                                                                                    4,441,446
     15,200  AMBAC FINANCIAL GROUP INCORPORATED                                                                        964,136
     72,800  AMERICAN GENERAL CORPORATION                                                                            2,784,600
    337,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              27,128,500
     25,300  CHUBB CORPORATION                                                                                       1,832,732
     22,200  CIGNA CORPORATION                                                                                       2,383,392
     23,300  CINCINNATI FINANCIAL CORPORATION+                                                                         883,944
     47,100  CONSECO INCORPORATED                                                                                      758,310
     34,200  HARTFORD FINANCIAL SERVICES GROUP                                                                       2,017,800
     14,900  JEFFERSON-PILOT CORPORATION                                                                             1,011,561
     27,700  LINCOLN NATIONAL CORPORATION                                                                            1,176,419
     28,600  LOEWS CORPORATION                                                                                       1,699,126
     14,200  MBIA INCORPORATED                                                                                       1,145,656
    110,700  METLIFE INCORPORATED                                                                                    3,326,535
     15,500  MGIC INVESTMENT CORPORATION                                                                             1,060,510
     10,600  PROGRESSIVE CORPORATION                                                                                 1,028,730
     18,500  SAFECO CORPORATION                                                                                        521,469
     31,500  ST PAUL COMPANIES INCORPORATED                                                                          1,387,575
     18,300  TORCHMARK CORPORATION                                                                                     710,589
     46,300  UNITEDHEALTH GROUP INCORPORATED                                                                         2,743,738
     34,900  UNUMPROVIDENT CORPORATION                                                                               1,019,778
      9,100  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                   867,321

                                                                                                                    63,756,075
                                                                                                                --------------

LUMBER & WOOD PRODUCTS EXCEPT FURNITURE - 0.01%
     15,100  LOUISIANA-PACIFIC CORPORATION                                                                             145,111
                                                                                                                --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.08%
     66,100  AGILENT TECHNOLOGIES INCORPORATED+                                                                      2,031,253
     19,000  ALLERGAN INCORPORATED                                                                                   1,408,850
     30,500  APPLERA CORPORATION                                                                                       846,375
      7,700  BAUSCH & LOMB INCORPORATED                                                                                351,582
     42,600  BAXTER INTERNATIONAL INCORPORATED                                                                       4,010,364
     37,100  BECTON DICKINSON & COMPANY                                                                              1,310,372
     25,900  BIOMET INCORPORATED                                                                                     1,020,217
     58,700  BOSTON SCIENTIFIC CORPORATION+                                                                          1,184,566
      7,400  C R BARD INCORPORATED                                                                                     335,960
     20,500  DANAHER CORPORATION                                                                                     1,118,480

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
(continued)
     43,500  EASTMAN KODAK COMPANY                                                                                $  1,735,215
     44,500  GUIDANT CORPORATION+                                                                                    2,002,055
     12,500  JOHNSON CONTROLS INCORPORATED                                                                             780,750
     26,700  KLA-TENCOR CORPORATION+                                                                                 1,051,313
    173,900  MEDTRONIC INCORPORATED                                                                                  7,954,186
      6,700  MILLIPORE CORPORATION                                                                                     309,942
     12,300  ST JUDE MEDICAL INCORPORATED+                                                                             662,355
     28,300  STRYKER CORPORATION                                                                                     1,478,675
     13,700  TEKTRONIX INCORPORATED+                                                                                   373,873
     25,300  TERADYNE INCORPORATED+                                                                                    834,900
     26,100  THERMO ELECTRON CORPORATION+                                                                              586,728
     96,600  XEROX CORPORATION                                                                                         578,634

                                                                                                                    31,966,645
                                                                                                                --------------

METAL MINING - 0.20%
     57,300  BARRICK GOLD CORPORATION                                                                                  818,817
     21,500  FREEPORT MCMORAN INCORPORATED CLASS B+                                                                    280,575
     38,100  HOMESTAKE MINING COMPANY                                                                                  200,406
     26,300  INCO LIMITED+                                                                                             390,029
     27,800  NEWMONT MINING CORPORATION                                                                                448,136
     11,400  PHELPS DODGE CORPORATION                                                                                  458,052
     47,400  PLACER DOME INCORPORATED                                                                                  410,010

                                                                                                                     3,006,025
                                                                                                                --------------

MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS - 0.04%
     14,600  VULCAN MATERIALS COMPANY                                                                                  683,718
                                                                                                                --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.84%
     24,900  HASBRO INCORPORATED                                                                                       321,210
     61,800  MATTEL INCORPORATED                                                                                     1,096,332
     21,100  TIFFANY & COMPANY                                                                                         574,975
    253,700  TYCO INTERNATIONAL LIMITED                                                                             10,967,451

                                                                                                                    12,959,968
                                                                                                                --------------

MISCELLANEOUS RETAIL - 0.98%
     41,400  BED BATH & BEYOND INCORPORATED+                                                                         1,016,888
     64,900  COSTCO WHOLESALE CORPORATION+                                                                           2,547,325
     56,700  CVS CORPORATION                                                                                         3,316,383
      5,400  LONGS DRUG STORES INCORPORATED                                                                            159,624
     43,100  OFFICE DEPOT INCORPORATED+                                                                                377,125
     65,600  STAPLES INCORPORATED+                                                                                     975,800
     28,600  TOYS R US INCORPORATED+                                                                                   717,860
    147,000  WALGREEN COMPANY                                                                                        5,997,600

                                                                                                                    15,108,605
                                                                                                                --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 2.70%
    192,500  AMERICAN EXPRESS COMPANY                                                                             $  7,950,250
     28,500  CAPITAL ONE FINANCIAL CORPORATION                                                                       1,581,750
     37,900  CIT GROUP INCORPORATED                                                                                  1,094,552
     16,900  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                834,015
    100,600  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                  6,521,898
    145,800  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                  11,605,680
     68,200  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                    4,040,168
    123,300  MBNA CORPORATION                                                                                        4,081,230
     41,400  PROVIDIAN FINANCIAL CORPORATION                                                                         2,030,670
     23,800  USA EDUCATION INCORPORATED                                                                              1,729,070

                                                                                                                    41,469,283
                                                                                                                --------------

OIL & GAS EXTRACTION - 1.65%
     36,000  ANADARKO PETROLEUM CORPORATION                                                                          2,260,080
     17,900  APACHE CORPORATION                                                                                      1,031,219
     31,300  BURLINGTON RESOURCES INCORPORATED+                                                                      1,400,675
     18,600  DEVON ENERGY CORPORATION                                                                                1,082,520
    108,100  ENRON CORPORATION                                                                                       6,280,610
     16,900  EOG RESOURCES INCORPORATED                                                                                696,787
     13,700  KERR-MCGEE CORPORATION                                                                                    889,130
     21,300  NABORS INDUSTRIES INCORPORATED+                                                                         1,104,192
     19,400  NOBLE DRILLING CORPORATION+                                                                               895,504
     53,500  OCCIDENTAL PETROLEUM CORPORATION                                                                        1,324,125
     13,700  ROWAN COMPANIES INCORPORATED+                                                                             376,750
     82,900  SCHLUMBERGER LIMITED                                                                                    4,775,869
     45,900  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                     1,989,765
     44,900  USX-MARATHON GROUP INCORPORATED                                                                         1,210,055

                                                                                                                    25,317,281
                                                                                                                --------------

PAPER & ALLIED PRODUCTS - 0.90%
     16,000  AVERY DENNISON CORPORATION                                                                                832,320
      7,700  BEMIS COMPANY INCORPORATED                                                                                254,793
      8,300  BOISE CASCADE CORPORATION+                                                                                260,620
     32,700  GEORGIA-PACIFIC GROUP                                                                                     961,380
     69,700  INTERNATIONAL PAPER COMPANY                                                                             2,514,776
     77,300  KIMBERLY-CLARK CORPORATION                                                                              5,243,259
     14,300  MEAD CORPORATION                                                                                          358,787
     22,900  PACTIV CORPORATION+                                                                                       277,319
      4,100  POTLATCH CORPORATION                                                                                      130,995
      7,100  TEMPLE-INLAND INCORPORATED                                                                                314,175
     14,600  WESTVACO CORPORATION                                                                                      353,758
     31,400  WEYERHAEUSER COMPANY                                                                                    1,594,806
     15,800  WILLAMETTE INDUSTRIES INCORPORATED                                                                        726,800

                                                                                                                    13,823,788
                                                                                                                --------------

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PERSONAL SERVICES - 0.11%
     24,400  CINTAS CORPORATION                                                                                 $      961,848
     13,200  H&R BLOCK INCORPORATED                                                                                    660,792

                                                                                                                     1,622,640
                                                                                                                --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.19%
     12,800  AMERADA HESS CORPORATION                                                                                  999,936
     10,100  ASHLAND INCORPORATED                                                                                      387,840
     92,900  CHEVRON CORPORATION                                                                                     8,156,620
     90,200  CONOCO INCORPORATED CLASS B                                                                             2,548,150
    503,200  EXXON MOBIL CORPORATION                                                                                40,759,200
     37,000  PHILLIPS PETROLEUM COMPANY                                                                              2,036,850
    309,100  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR                                                            17,136,504
     12,300  SUNOCO INCORPORATED                                                                                       398,889
     79,600  TEXACO INCORPORATED                                                                                     5,285,440
     20,900  TOSCO CORPORATION                                                                                         893,684
     35,200  UNOCAL CORPORATION                                                                                      1,216,864

                                                                                                                    79,819,977
                                                                                                                --------------

PRIMARY METAL INDUSTRIES - 0.49%
     46,000  ALCAN ALUMINUM LIMITED                                                                                  1,656,000
    125,200  ALCOA INCORPORATED                                                                                      4,500,940
     11,600  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       201,956
     18,500  ENGELHARD CORPORATION                                                                                     478,410
     11,300  NUCOR CORPORATION                                                                                         452,791
     12,900  USX-US STEEL GROUP INCORPORATED                                                                           189,501
     12,400  WORTHINGTON INDUSTRIES INCORPORATED                                                                       115,320

                                                                                                                     7,594,918
                                                                                                                --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.33%
      9,200  AMERICAN GREETINGS CORPORATION                                                                             97,520
     12,700  DOW JONES & COMPANY INCORPORATED                                                                          664,845
     38,200  GANNETT COMPANY INCORPORATED                                                                            2,281,304
     10,600  HARCOURT GENERAL INCORPORATED                                                                             590,102
     10,600  KNIGHT-RIDDER INCORPORATED                                                                                569,326
     28,300  MCGRAW-HILL COMPANIES INCORPORATED                                                                      1,688,095
      7,200  MEREDITH CORPORATION                                                                                      251,352
     23,500  NEW YORK TIMES COMPANY                                                                                    962,795
     17,700  R R DONNELLEY & SONS COMPANY                                                                              464,094
     43,800  TRIBUNE COMPANY                                                                                         1,784,412
    252,500  VIACOM INCORPORATED CLASS B+                                                                           11,102,425

                                                                                                                    20,456,270
                                                                                                                --------------

PORTFOLIO OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)            CORE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
RAILROAD TRANSPORTATION - 0.37%
     56,800  BURLINGTON NORTHERN SANTA FE CORPORATION                                                             $  1,725,584
     30,800  CSX CORPORATION                                                                                         1,037,960
     55,700  NORFOLK SOUTHERN CORPORATION                                                                              932,418
     35,900  UNION PACIFIC CORPORATION                                                                               2,019,375

                                                                                                                     5,715,337
                                                                                                                --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
     10,500  COOPER TIRE & RUBBER COMPANY                                                                              119,175
     23,000  GOODYEAR TIRE & RUBBER COMPANY                                                                            548,550
     38,600  NEWELL RUBBERMAID INCORPORATED                                                                          1,022,900
     39,000  NIKE INCORPORATED CLASS B                                                                               1,581,450
      8,300  REEBOK INTERNATIONAL LIMITED+                                                                             206,338
     12,100  SEALED AIR CORPORATION+                                                                                   403,293
      8,300  TUPPERWARE CORPORATION                                                                                    198,038

                                                                                                                     4,079,744
                                                                                                                --------------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.56%
     15,500  BEAR STEARNS COMPANIES INCORPORATED                                                                       708,970
    200,300  CHARLES SCHWAB CORPORATION                                                                              3,088,626
     35,300  FRANKLIN RESOURCES INCORPORATED                                                                         1,380,583
     36,200  LEHMAN BROTHERS HOLDING INCORPORATED                                                                    2,269,740
    117,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                    6,481,800
    161,700  MORGAN STANLEY DEAN WITTER & COMPANY                                                                    8,650,950
     32,200  STILWELL FINANCIAL INCORPORATED                                                                           863,604
     17,600  T ROWE PRICE                                                                                              551,100

                                                                                                                    23,995,373
                                                                                                                --------------

STONE CLAY GLASS & CONCRETE PRODUCTS - 0.18%
    133,100  CORNING INCORPORATED                                                                                    2,753,839
                                                                                                                --------------

TOBACCO PRODUCTS - 1.04%
    321,900  PHILIP MORRIS COMPANIES INCORPORATED                                                                   15,274,155
     23,600  UST INCORPORATED                                                                                          709,180

                                                                                                                    15,983,335
                                                                                                                --------------

TRANSPORTATION BY AIR - 0.36%
     21,800  AMR CORPORATION+                                                                                          765,616
     17,800  DELTA AIRLINES INCORPORATED                                                                               703,100
     42,900  FEDEX CORPORATION+                                                                                      1,788,072
    109,700  SOUTHWEST AIRLINES COMPANY                                                                              1,947,175
      9,700  US AIRWAYS GROUP INCORPORATED+                                                                            343,865

                                                                                                                     5,547,828
                                                                                                                --------------

CORE PORTFOLIOS -- PORTFOLIO OF INVESTMENTS          MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION EQUIPMENT - 2.52%
     14,900  B F GOODRICH COMPANY                                                                               $      571,713
    120,800  BOEING COMPANY                                                                                          6,729,768
     12,600  BRUNSWICK CORPORATION                                                                                     247,338
     21,400  DANA CORPORATION                                                                                          367,652
     81,000  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                   1,147,770
    268,400  FORD MOTOR COMPANY                                                                                      7,547,408
     28,800  GENERAL DYNAMICS CORPORATION                                                                            1,806,912
     79,400  GENERAL MOTORS CORPORATION                                                                              4,116,890
     43,900  HARLEY-DAVIDSON INCORPORATED                                                                            1,666,005
    115,400  HONEYWELL INTERNATIONAL INCORPORATED                                                                    4,708,320
     12,700  ITT INDUSTRIES INCORPORATED                                                                               492,125
      8,600  NAVISTAR INTERNATIONAL CORPORATION+                                                                       196,080
     10,400  NORTHROP GRUMMAN CORPORATION                                                                              904,800
     11,100  PACCAR INCORPORATED                                                                                       497,419
     26,400  ROCKWELL INTERNATIONAL CORPORATION                                                                        959,640
     20,600  TEXTRON INCORPORATED                                                                                    1,170,904
     18,000  TRW INCORPORATED                                                                                          612,000
     68,100  UNITED TECHNOLOGIES CORPORATION                                                                         4,991,730

                                                                                                                    38,734,474
                                                                                                                --------------

TRANSPORTATION SERVICES - 0.06%
     19,100  SABRE HOLDINGS CORPORATION+                                                                               881,847
                                                                                                                --------------

WATER TRANSPORTATION - 0.15%
     84,600  CARNIVAL CORPORATION                                                                                    2,340,882
                                                                                                                --------------

WHOLESALE TRADE - DURABLE GOODS - 0.09%
     25,100  GENUINE PARTS COMPANY                                                                                     650,341
     19,000  VISTEON CORPORATION                                                                                       285,760
     13,600  W W GRAINGER INCORPORATED                                                                                 460,360

                                                                                                                     1,396,461
                                                                                                                --------------

WHOLESALE TRADE - NONDURABLE GOODS - 0.77%
     40,600  CARDINAL HEALTH INCORPORATED                                                                            3,928,050
     41,200  MCKESSON HBOC INCORPORATED                                                                              1,102,100
     72,500  SAFEWAY INCORPORATED+                                                                                   3,998,375
     19,200  SUPERVALU INCORPORATED                                                                                    255,936
     97,900  SYSCO CORPORATION                                                                                       2,595,329

                                                                                                                    11,879,790
                                                                                                                --------------

TOTAL COMMON STOCK (COST $1,211,622,460)                                                                         1,503,641,920
                                                                                                                --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL/
SHARES       SECURITY NAME                                                       INTEREST RATE    MATURITY DATE           VALUE
SHORT-TERM INSTRUMENTS - 2.12%

RIGHTS - 0%
$    32,300  SEAGATE                                                                                                  $            0
                                                                                                                      --------------

TIME DEPOSITS - 1.95%
$29,973,069  DEUTSCHE BANK CANADA TORONTO                                             5.44%           4/02/01             29,973,069
                                                                                                                      --------------

U.S. TREASURY BILLS - 0.17%
  1,850,000  U.S. TREASURY BILLS**                                                    4.35##          6/07/01              1,835,584
    735,000  U.S. TREASURY BILLS**                                                    4.80##          5/24/01                730,339

Total U.S. Treasury Bills                                                                                                  2,565,923
                                                                                                                      --------------

Total Short-Term Instruments (Cost $32,538,215)                                                                           32,538,992
                                                                                                                      --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,244,160,675)*                          99.91%                                                                $1,536,180,912
OTHER ASSETS AND LIABILITIES NET                 0.09                                                                      1,438,270
                                               ------                                                                 --------------
TOTAL NET ASSETS                               100.00%                                                                $1,537,619,182
                                               ======                                                                 ==============


# SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,124,856.
+ NON-INCOME EARNING SECURITIES.
## YIELD TO MATURITY.
** THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 500,209,776
   GROSS UNREALIZED DEPRECIATION                                 (208,189,539)
                                                                -------------
   NET UNREALIZED APPRECIATION                                  $ 292,020,237
















THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                              VALUE

COMMON STOCK - 93.63%

AUSTRALIA - 0.79%
  2,553,000  CABLE & WIRELESS OPTUS LIMITED (COMMUNICIATIONS)+                                                    $  4,537,470
                                                                                                                  ------------

BRAZIL - 0.44%
     51,730  TELECOMUNICACOES BRASILEIRAS SA ADR (COMMUNICATIONS)                                                    2,501,146
                                                                                                                  ------------

CANADA - 0.72%
    294,310  NORTEL NETWORKS CORPORATION (COMMUNICATIONS)+                                                           4,156,926
                                                                                                                  ------------

FINLAND - 2.91%
    174,170  NOKIA OYJ (COMMUNICATIONS)                                                                              4,189,577
    323,536  SONERA OYJ (COMMUNICATIONS)                                                                             2,345,334
    771,811  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                7,327,967
    100,160  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                               2,833,431

                                                                                                                    16,696,309
                                                                                                                  ------------

FRANCE - 10.78%
     91,150  ACCOR SA (BUSINESS SERVICES)                                                                            3,428,661
    192,330  ALCATEL (CAPITAL EQUIPMENT)                                                                             5,823,390
     38,084  CAP GEMINI SA (BUSINESS SERVICES)                                                                       4,376,775
     88,150  CASINO GUICHARD-PERRACHON SA (FOODSTORES)                                                               7,703,131
     45,030  COMPAGNIE DE ST GOBAIN (BUILDING MATERIALS)                                                             6,508,606
     56,700  LAFARGE SA (BUILDING MATERIALS)                                                                         5,012,465
    116,826  SANOFI-SYNTHELABO SA (WHOLESALE NONDURABLE GOODS)                                                       6,527,169
     46,359  TOTAL FINA ELF SA (OIL & GAS)                                                                           6,290,870
    156,250  VALEO SA (AUTOMOTIVE PARTS)                                                                             7,086,074
    149,438  VIVENDI UNIVERSAL SA (BUSINESS SERVICES)                                                                9,095,640

                                                                                                                    61,852,781
                                                                                                                  ------------

GERMANY - 10.79%
     31,850  ADIDAS-SALOMON AG (WHOLESALE - NONDURABLE GOODS)                                                        1,731,621
     52,180  DEUTSCHE BANK AG (FINANCE)                                                                              3,990,143
    271,360  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                    6,405,092
     60,940  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                               3,609,487
     89,530  INFINEON TECHNOLOGIES AG (CAPITAL EQUIPMENT)                                                            3,387,510
     83,540  LINDE AG (INDUSTRIAL & COMMERCIAL MACHINERY)                                                            3,530,130
    155,340  METRO AG (GENERAL MERCHANDISE STORES)                                                                   6,619,095
     43,900  SAP AG (BUSINESS SERVICES)                                                                              5,049,055
     66,883  SIEMENS AG (MULTI INDUSTRY)                                                                             6,917,830
    176,916  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             8,445,574
    266,010  VOLKSWAGEN AG (CAPITAL EQUIPMENT)                                                                      12,228,399

                                                                                                                    61,913,936
                                                                                                                  ------------

HONG KONG - 1.53%
  1,997,000  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                  8,782,839
                                                                                                                  ------------

ITALY - 6.02%
    164,630  ASSICURAZIONI GENERALI SPA (INSURANCE)                                                                  5,210,271
 10,143,260  BANCA DI ROMA SPA (FINANCE)                                                                            10,751,400

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)            CORE PORTFOLIOS
--------------------------------------------------------------------------------



   INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                              VALUE

ITALY (continued)

  1,659,710  BANCA INTESA SPA (FINANCE)                                                                           $  6,367,812
    271,780  FIAT SPA (CAPITAL EQUIPMENT)                                                                            5,778,310
    278,720  ROLO BANCA 1473 SPA (FINANCE)                                                                           4,765,329
    164,880  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                     1,661,656

                                                                                                                    34,534,778
                                                                                                                  ------------


JAPAN - 18.88%
     26,000  ADVANTEST CORPORATION (CAPITAL EQUIPMENT)                                                               2,585,153
    274,000  BANK OF TOYKO-MITSUBISHI LIMITED (FINANCE)                                                              2,453,230
    167,000  FUJI PHOTO FILM COMPANY LIMITED (CAPITAL EQUIPMENT)                                                     6,183,428
        212  FUJI TELEVISION NETWORK INCORPORATED (BUSINESS SERVICES)                                                1,483,646
    494,000  FUJITSU LIMITED (BUSINESS SERVICES)                                                                     6,583,219
    656,000  HITACHI LIMITED (CAPITAL EQUIPMENT)                                                                     5,616,922
     60,000  HONDA MOTOR COMPANY LIMITED (CAPITAL EQUIPMENT)                                                         2,451,411
  1,816,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 6,680,541
    365,000  NEC CORPORATION (CAPITAL EQUIPMENT)                                                                     5,819,467
      1,424  NIPPON TELEGRAPH & TELEPHONE CORPORATION (NTT) (COMMUNICATIONS)                                         9,090,648
  1,484,000  NISSAN MOTOR COMPANY LIMITED (CAPITAL EQUIPMENT)                                                        9,355,260
        577  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               10,037,537
  1,056,000  SANWA BANK LIMITED (FINANCE)                                                                            5,763,879
    729,000  SEKISUI HOUSE LIMITED (BUILDING CONTRACTOR)                                                             5,869,668
     69,500  SONY CORPORATION (CAPITAL EQUIPMENT)                                                                    4,935,938
    447,000  SUMITOMO MITSUI BANKING CORPORATION (FINANCE)                                                           3,995,033
    123,400  TOKYO ELECTRON LIMITED (CAPITAL EQUIPMENT)                                                              8,153,430
    874,000  TOSHIBA CORPORATION (CAPITAL EQUIPMENT)                                                                 5,105,254
  1,155,000  YASUDA FIRE & MARINE INSURANCE COMPANY LIMITED (FINANCE)                                                6,138,342

                                                                                                                   108,302,006
                                                                                                                  ------------

MEXICO - 0.65%
     44,020  FOMENTO ECONOMICO MEXICANO SA ADR (MULTI-INDUSTRY)                                                      1,563,150
    295,200  TV AZTECA SA ADR (BUSINESS SERVICES)                                                                    2,184,480

                                                                                                                     3,747,630
                                                                                                                  ------------

NETHERLANDS - 5.90%
    305,548  ASM LITHOGRAPHY HOLDING NV (CAPITAL EQUIPMENT)+                                                         6,806,883
    252,230  FORTIS NL NV (FINANCE)                                                                                  6,615,804
    174,117  ING GROEP NV (FINANCE)                                                                                 11,390,439
    369,910  KONINKLIJKE KPN NV (COMMUNICATIONS)                                                                     3,616,758
     97,058  ROYAL DUTCH PETROLEUM COMPANY (OIL & GAS)                                                               5,404,695

                                                                                                                    33,834,579
                                                                                                                  ------------

SINGAPORE - 2.32%
  2,360,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (CAPITAL EQUIPMENT)+                                      5,699,220
    837,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE DEVELOPMENT)                                                     2,735,234
    258,000  UNITED OVERSEAS BANK LIMITED (FINANCE)                                                                  1,814,848
    436,000  VENTURE MANUFACTURING LIMITED (CAPITAL EQUIPMENT)                                                       3,066,953
                                                                                                                    13,316,255
                                                                                                                  ------------
                                                                            155

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                              VALUE

SPAIN - 3.97%
  1,023,848  AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (BUSINESS SERVICES)                                            $  5,783,685
    170,662  ENDESA SA (ENERGY)                                                                                      2,824,301
    704,930  TELEFONICA SA (COMMUNICATIONS)                                                                         11,341,896
    305,080  TERRA NETWORKS SA (BUSINESS SERVICES)+                                                                  2,834,554

                                                                                                                    22,784,436
                                                                                                                  ------------

SWEDEN - 2.70%
    320,150  ATLAS COPCO AB A SHARES (CAPITAL EQUIPMENT)                                                             5,413,851
    233,730  SKANDIA FORSAKRINGS AB (FINANCE)                                                                        2,095,142
  1,453,382  TELEFONAKTIEBOLAGET LM ERICSSON AB B SHARES (COMMUNICATIONS)                                            7,957,663

                                                                                                                    15,466,656
                                                                                                                  ------------

SWITZERLAND - 6.12%
      5,615  NOVARTIS AG (CAPITAL EQUIPMENT)                                                                         8,813,087
      1,578  ROCHE HOLDING AG (WHOLESALE NONDURABLE GOODS)                                                          11,428,422
     79,587  UBS AG (FINANCE)                                                                                       11,504,876
     10,130  ZURICH FINANCIAL SERVICES AG (FINANCE)                                                                  3,345,443

                                                                                                                    35,091,828
                                                                                                                  ------------

TAIWAN - 0.01%
     21,825  ACER INCORPORATED (CAPITAL EQUIPMENT)                                                                      80,753
                                                                                                                  ------------

UNITED KINGDOM - 19.10%
    937,930  ARM HOLDINGS PLC (BUSINESS SERVICES)+                                                                   4,387,088
    653,190  BANK OF SCOTLAND (FINANCE)                                                                              6,500,512
    208,680  BARCLAYS PLC (FINANCE)                                                                                  6,512,164
    260,280  BOC GROUP PLC (BUSINESS SERVICES)                                                                       3,545,000
    470,730  BRITISH LAND COMPANY PLC (FINANCE)                                                                      3,339,507
    934,640  BRITISH TELECOMMUNICATIONS PLC (COMMUNICATIONS)                                                         6,776,798
    222,580  CMG PLC (BUSINESS SERVICES)+                                                                            1,897,079
    517,620  DIAGEO PLC (BUSINESS SERVICES)                                                                          5,202,840
    154,144  ELECTROCOMPONENTS PLC (TECHNOLOGIES)                                                                    1,200,929
    157,053  GLAXOSMITHKLINE PLC (PHARMACEUTICALS)+                                                                  4,110,645
    802,810  GREAT UNIVERSAL STORES PLC (BUSINESS SERVICES)                                                          5,649,733
    203,000  HALIFAX GROUP PLC (FINANCE)                                                                             2,072,194
    488,700  HANSON PLC (BUILDING MATERIALS)                                                                         2,826,050
    861,460  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                          5,254,149
  1,276,175  KINGFISHER PLC (WHOLESALE NONDURABLE GOODS)                                                             8,255,276
  3,130,000  LEGAL & GENERAL GROUP PLC (FINANCE)                                                                     7,208,906
    456,000  LLOYDS TSB GROUP PLC (FINANCE)                                                                          4,482,982
    517,820  MARCONI PLC (COMMUNICATIONS)                                                                            2,503,040
    865,000  RENTOKIL INITIAL PLC (BUSINESS SERVICES)                                                                2,311,979
    983,650  ROLLS-ROYCE PLC (CAPITAL EQUIPMENT)                                                                     3,055,639
  3,324,060  TELEWEST COMMUNICATIONS PLC (COMMUNICATIONS)+                                                           5,411,085
  6,257,083  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)+                                                                17,168,771

                                                                                                                   109,672,366
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $615,109,053)                                                                             537,272,694
                                                                                                                  ------------


PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)            CORE PORTFOLIOS
--------------------------------------------------------------------------------


   INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                                  INTEREST  MATURITY   VALUE
                                                                                               RATE     DATE
   SHORT-TERM INSTRUMENTS - 5.45%

$29,248,951  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U S GOVERNMENT SECURITIES     5.38%   4/02/01   $  29,248,951
  2,020,137 WELLS FARGO TREASURY MONEY MARKET FUND++                                           4.40    4/02/01       2,020,137

TOTAL SHORT-TERM INSTRUMENTS (COST $31,269,088)                                                                     31,269,088
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $646,378,141)*                            99.08%                                                            $568,541,782
OTHER ASSETS AND LIABILITIES NET                 0.92                                                                5,236,638
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $573,778,420
                                               ======                                                             ============

+  NON-INCOME EARNING SECURITIES.
++ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO 100% TREASURY MONEY MARKET FUND.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $  41,047,606
   GROSS UNREALIZED DEPRECIATION                                 (118,883,965)
                                                                -------------
   NET UNREALIZED DEPRECIATION                                  $ (77,836,359)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                              VALUE

COMMON STOCK - 87.95%

AUSTRALIA - 3.43%
    310,000  BHP LIMITED (OIL & GAS)                                                                               $ 2,966,739
  1,450,000  FOSTER'S BREWING GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                3,646,169
    366,000  NEWS CORPORATION LIMITED (PRINTING PUBLISHING INDUSTRIES)                                               2,775,327
     71,500  ONESTEEL LIMITED (METAL INDUSTRIES)                                                                        30,303

                                                                                                                     9,418,538
                                                                                                                  ------------

BRAZIL - 0.50%
    105,000  ARACRUZ CELULOSE SA ADR (PAPER PRODUCTS)                                                                1,386,000
                                                                                                                  ------------

FRANCE - 9.95%
     29,000  AXA (INSURANCE)                                                                                         3,227,691
     21,000  CAP GEMINI SA (BUSINESS SERVICES)                                                                       2,413,409
     55,000  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                 6,991,814
     32,000  SUEZ LYONNAISE DES EAUX SA (INDUSTRIAL)                                                                 4,724,270
     49,000  TOTAL FINA ELF SA (OIL & GAS)                                                                           6,649,251
     55,000  VIVENDI UNIVERSAL SA (BUSINESS SERVICES)                                                                3,347,610

                                                                                                                    27,354,045
                                                                                                                  ------------

GERMANY - 6.64%
     17,000  ALLIANZ AG (INSURANCE)                                                                                  4,966,937
     72,000  DRESDNER BANK AG (FINANCE)                                                                              3,270,991
     85,000  METRO AG (GENERAL MERCHANDISE STORES)                                                                   3,621,882
     14,200  SGL CARBON AG (CHEMICALS & ALLIED PRODUCTS)+                                                              455,683
     25,000  SIEMENS AG (MULTI-INDUSTRY)                                                                             2,585,795
     70,000  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             3,341,643

                                                                                                                    18,242,931
                                                                                                                  ------------

HONG KONG - 3.04%
    370,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              3,878,397
    600,000  CHINA MOBILE LIMITED (TELECOMMUNICATIONS)+                                                              2,638,810
    640,000  CITIC PACIFIC LIMITED (INDUSTRIAL)                                                                      1,850,501

                                                                                                                     8,367,708
                                                                                                                  ------------

HUNGARY - 0.40%
    380,000  MAGYAR TAVKOZLESI RT (COMMUNICATIONS)                                                                   1,087,947
                                                                                                                  ------------

IRELAND - 2.85%
    150,000  ELAN CORPORATION PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                                 7,837,500
                                                                                                                  ------------

ITALY - 3.62%
    780,000  BANCA INTESA SPA (FINANCE)                                                                              2,992,627
    530,000  ENI SPA (OIL & GAS)                                                                                     3,467,176
    258,000  SAN PAOLO - IMI SPA (FINANCE)                                                                           3,487,350

                                                                                                                     9,947,153
                                                                                                                  ------------


PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)            CORE PORTFOLIOS
--------------------------------------------------------------------------------


  INTERNATIONAL EQUTIY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                           VALUE

JAPAN - 14.50%
     91,000  CANON INCORPORATED (ELECTRONICS)                                                                      $ 3,304,059
     75,800  FUJI PHOTO FILM COMPANY LIMITED (CAPITAL EQUIPMENT)                                                     2,806,610
        180  JAPAN TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                          3,217,477
     75,000  KONAMI CORPORATION (ELECTRONICS)                                                                        3,537,070
    365,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 1,342,730
    425,000  NIKKO SECURITIES COMPANY LIMITED (FINANCE)                                                              2,984,465
     39,000  NINTENDO COMPANY LIMITED (ELECTRONICS)                                                                  6,383,004
    260,000  NIPPON SHEET GLASS COMPANY (GLASS)                                                                      2,524,985
     62,000  SECOM COMPANY LIMITED (COMMERCIAL)                                                                      3,512,731
     75,000  SEVEN-ELEVEN JAPAN COMPANY LIMITED (RETAIL)                                                             2,992,445
    117,000  TOYOTA MOTOR CORPORATION (CAPITAL EQUIPMENT)                                                            4,061,346
    220,000  USHIO INCORPORATED (ELECTRONICS)                                                                        3,188,111

                                                                                                                    39,855,030
                                                                                                                  ------------

KOREA REPUBLIC OF - 0.81%
     96,000  KOREA TELECOM CORPORATION SP ADR (COMMUNICATIONS)                                                       2,229,120
                                                                                                                  ------------

MEXICO - 3.19%
  1,250,000  AMERICA MOVIL SA DE CV (COMMUNICATIONS)+                                                                  914,986
  1,315,000  GRUPO TELEVISA SA DE CV (COMMUNICATIONS)+                                                               2,185,508
  1,250,000  TELEFONOS DE MEXICO SA (COMMUNICATIONS)                                                                 1,973,474
  1,583,700  WALMART DE MEXICO (RETAIL)                                                                              3,687,918

                                                                                                                     8,761,886
                                                                                                                  ------------

NETHERLANDS - 5.16%
    148,000  KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                          4,602,840
    165,200  KONINKLIJKE PHILIPS ELECTRONIC NV (ELECTRONICS)                                                         4,541,912
     91,000  ROYAL DUTCH PETROLEUM COMPANY NY SHARES ADR (OIL & GAS)                                                 5,045,040

                                                                                                                    14,189,792
                                                                                                                  ------------

SINGAPORE - 1.53%
    467,000  DBS GROUP HOLDINGS LIMITED (FINANCE)                                                                    4,216,202
                                                                                                                  ------------

SPAIN - 3.04%
    495,000  BANCO SANTANDER SA (FINANCE)                                                                            4,529,120
    238,251  TELEFONICA SA (COMMUNICATIONS)                                                                          3,833,314

                                                                                                                     8,362,434
                                                                                                                  ------------

SWEDEN - 0.53%
    262,000  TELFONAKRIEBOLAGET LM ERICSSON "B" SHARE ADR (ELECTRONICS)                                              1,465,576
                                                                                                                  ------------

SWITZERLAND - 8.09%
      4,700  ADECCO SA (BUSINESS SERVICES)                                                                           2,472,595
      1,330  JULIUS BAER HOLDING LIMITED ZURICH (INVESTMENT OFFICES)                                                 5,972,039
      2,600  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     5,448,678
      3,300  NOVARTIS AG (CAPITAL EQUIPMENT)                                                                         5,179,552

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------




   INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                              VALUE

SWITZERLAND (continued)
     86,000  STMICROELECTRONICS NV (ELECTRONICS)                                                                   $ 3,003,059
      3,300  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                                170,166

                                                                                                                    22,246,089
                                                                                                                  ------------

TAIWAN - 2.02%
    295,000  ASE TEST LIMITED (ELECTRONICS)                                                                          3,595,313
    390,767  RITEK CORPORATION GDR (INDUSTRIAL)+                                                                     1,951,373

                                                                                                                     5,546,686
                                                                                                                  ------------

UNITED KINGDOM - 18.65%
    320,000  AMVESCAP PLC (FINANCE)                                                                                  4,663,198
    130,000  ARM HOLDINGS PLC ADR (BUSINESS SERVICES)+                                                               1,787,500
    507,000  BP AMOCO PLC (OIL & GAS)                                                                                4,195,087
    235,000  BRITISH TELECOMMUNICATIONS PLC (TELECOMMUNICATIONS)                                                     1,703,915
    380,000  COMPASS GROUP PLC (EATING & DRINKING PLACES)+                                                           2,712,048
    400,000  DIAGEO PLC (BUSINESS SERVICES)                                                                          4,020,586
     74,000  GLAXOSMITHKLINE PLC ADR (PHARMACEUTICALS)+                                                              3,870,200
    305,000  HSBC HOLDINGS PLC (FINANCE)                                                                             3,597,911
    315,000  LLOYDS TSB GROUP PLC (FINANCE)                                                                          3,096,797
  1,120,000  MICHAEL PAGE INTERNATIONAL (BUSINESS SERVICES)+                                                         2,834,314
     70,300  NDS GROUP PLC ADR (COMMUNICATIONS)+                                                                     2,724,125
    305,000  ROYAL BANK OF SCOTLAND GROUP (FINANCE)                                                                  6,933,592
    147,000  RYANAIR HOLDINGS PLC ADR (AIR TRANSPORTATION)+                                                          6,541,500
    952,504  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)+                                                                 2,613,570

                                                                                                                    51,294,343
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $274,860,844)                                                                             241,808,980
                                                                                                                  ------------

PRINCIPAL                                                                                    INTEREST  MATURITY
                                                                                               RATE      DATE

SHORT TERM INSTRUMENTS - 12.36%

REPURCHASE AGREEMENTS - 12.36%
$33,969,649  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES    5.38%    4/02/01     33,969,649

TOTAL SHORT TERM INSTRUMENTS (COST $33,969,649)                                                                     33,969,649
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $308,830,493)*                           100.31%                                                            $275,778,629
OTHER ASSETS AND LIABILITIES NET                (0.31)                                                                (843,611)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $274,935,018
                                               ======                                                             ============


+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 17,100,631
   GROSS UNREALIZED DEPRECIATION                                  (50,152,495)
                                                                 ------------
   NET UNREALIZED DEPRECIATION                                   $(33,051,864)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001 (UNAUDITED)            CORE PORTFOLIOS
-------------------------------------------------------------------------------


  LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                              VALUE

  COMMON STOCK - 97.61%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 6.98%
    403,500  FASTENAL COMPANY                                                                                    $  21,990,750
  3,610,417  HOME DEPOT INCORPORATED                                                                               155,608,972

                                                                                                                   177,599,722
                                                                                                                  ------------
BUSINESS SERVICES - 24.65%
  1,142,000  AOL TIME WARNER INCORPORATED+                                                                          45,851,300
    830,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                                 45,157,152
  1,051,900  DST SYSTEMS INCORPORATED+                                                                              50,691,061
  1,719,200  FIRST DATA CORPORATION                                                                                102,653,432
  1,203,012  FISERV INCORPORATED+                                                                                   54,060,352
  3,872,900  IMS HEALTH INCORPORATED                                                                                96,435,210
  2,943,860  MICROSOFT CORPORATION+                                                                                160,992,344
  2,481,500  ORACLE CORPORATION+                                                                                    37,172,870
    696,800  SUNGARD DATA SYSTEMS INCORPORATED+                                                                     34,303,464

                                                                                                                   627,317,185
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 8.26%
    789,700  MERCK & COMPANY INCORPORATED                                                                           59,938,230
  3,673,525  PFIZER INCORPORATED                                                                                   150,430,849

                                                                                                                   210,369,079
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 1.79%
    486,800  STATE STREET CORPORATION                                                                               45,467,120
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.93%
  4,705,800  INTEL CORPORATION                                                                                     123,821,362
  3,250,800  NOKIA CORPORATION ADR                                                                                  78,019,200

                                                                                                                   201,840,562
                                                                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.89%
  2,669,998  PAYCHEX INCORPORATED                                                                                   98,956,801
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 0.58%
    327,900  COCA-COLA COMPANY                                                                                      14,807,964
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.26%
  4,705,000  CISCO SYSTEMS INCORPORATED+                                                                            74,397,813
  1,802,200  EMC CORPORATION+                                                                                       52,984,680
  4,365,300  SOLECTRON CORPORATION+                                                                                 82,984,353

                                                                                                                   210,366,846
                                                                                                                  ------------
INSURANCE CARRIERS - 5.49%
  1,737,011  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             139,829,385
                                                                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------




   LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                              VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.39%

    967,700  JDS UNIPHASE CORPORATION+                                                                           $  17,841,969
  3,167,900  MEDTRONIC INCORPORATED                                                                                144,899,746

                                                                                                                   162,741,715
                                                                                                                --------------

MISCELLANEOUS RETAIL - 4.87%
  3,156,200  COSTCO WHOLESALE CORPORATION+                                                                         123,880,850
                                                                                                                --------------

OIL & GAS EXTRACTION - 1.80%
    788,100  ENRON CORPORATION                                                                                      45,788,610
                                                                                                                --------------

PERSONAL SERVICES - 2.27%
  1,463,500  CINTAS CORPORATION                                                                                     57,691,170

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 11.83%
  5,410,437  CHARLES SCHWAB CORPORATION                                                                             83,428,939
  1,637,150  GOLDMAN SACHS GROUP INCORPORATED                                                                      139,321,465
    702,700  MORGAN STANLEY DEAN WITTER & COMPANY                                                                   37,594,450
  1,300,100  T. ROWE PRICE                                                                                          40,709,381

                                                                                                                   301,054,235
                                                                                                                --------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.62%
    690,300  CARDINAL HEALTH INCORPORATED                                                                           66,786,525
                                                                                                                --------------

TOTAL COMMON STOCK (COST $2,186,810,532)                                                                         2,484,497,769
                                                                                                                --------------

WARRANTS - 0.00%
      1,286  ACCLAIM ENTERTAINMENT INCORPORATED                                                                              0
      2,954  PER-SE TECHNOLOGIES INCORPORATED                                                                               89

TOTAL WARRANTS (COST $0)                                                                                                    89
                                                                                                                --------------

PRINCIPAL                                                                                    INTEREST  MATURITY
                                                                                               RATE      DATE

SHORT TERM INSTRUMENTS - 2.40%

REPURCHASE AGREEMENTS - 2.40%
$60,993,307  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES   5.38%   4/02/01       60,993,307

TOTAL SHORT TERM INSTRUMENTS (COST $60,993,307)                                                                     60,993,307
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,247,803,839)*                         100.01%                                                          $2,545,491,165

OTHER ASSETS AND LIABILITIES NET                (0.01)                                                                (276,919)
                                               -------                                                          --------------
TOTAL NET ASSETS                               100.00%                                                          $2,545,214,246
                                               =======                                                          ==============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $688,386,103
   GROSS UNREALIZED DEPRECIATION                                 (390,698,777)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $297,687,326



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------



   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

COMMON STOCK - 87.69%

AGRICULTURAL PRODUCTION-CROPS - 0.25%
     16,400  DELTA & PINE LAND COMPANY                                                                            $    395,240
                                                                                                                  ------------
AGRICULTURAL, PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES - 0.15%
      7,800  MICHAEL FOODS INCORPORATED                                                                                233,025
                                                                                                                  ------------
AMUSEMENT & RECREATION SERVICES - 0.67%
      6,200  ANCHOR GAMING+                                                                                            379,750
     11,100  BALLY TOTAL FITNESS HOLDING CORPORATION+                                                                  326,895
     11,300  PINNACLE ENTERTAINMENT INCORPORATED+                                                                      118,650
     13,500  WMS INDUSTRIES INCORPORATED+                                                                              243,000

                                                                                                                     1,068,295
                                                                                                                  ------------

APPAREL & ACCESSORY STORES - 1.57%
     12,300  ANNTAYLOR STORES CORPORATION+                                                                             326,565
      5,600  ASHWORTH INCORPORATED+                                                                                     36,050
     18,900  BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                                                             372,330
      6,000  CASUAL MALE CORPORATION                                                                                    18,000
     10,600  CATO CORPORATION                                                                                          159,662
      7,500  CHICO'S FAS INCORPORATED+                                                                                 246,094
      7,800  DRESS BARN INCORPORATED+                                                                                  182,812
      5,400  FACTORY 2-U STORES INCORPORATED+                                                                          147,488
      8,300  FOOTSTAR INCORPORATED+                                                                                    333,245
     13,900  GOODY'S FAMILY CLOTHING INCORPORATED+                                                                      62,550
     10,400  GYMBOREE CORPORATION+                                                                                     104,000
     13,700  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               376,750
      5,900  WET SEAL INCORPORATED+                                                                                    151,188

                                                                                                                     2,516,734
                                                                                                                  ------------

APPAREL & OTHER FINISHED PRODUCTS MADE, FROM FABRICS & SIMILAR MATERIALS - 0.85%
      6,900  CYRK INCORPORATED+                                                                                         13,800
      2,800  HAGGAR CORPORATION                                                                                         35,875
     12,700  HARTMARX CORPORATION+                                                                                      40,386
      9,700  KELLWOOD COMPANY                                                                                          201,275
     13,500  NAUTICA ENTERPRISES INCORPORATED+                                                                         242,156
      5,200  OSHKOSH B'GOSH INCORPORATED                                                                               132,600
     11,700  PHILLIPS-VAN HEUSEN CORPORATION                                                                           176,436
      9,600  QUIKSILVER INCORPORATED+                                                                                  254,880
     13,600  RUSSELL CORPORATION                                                                                       254,320

                                                                                                                     1,351,728
                                                                                                                  ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.60%
     23,300  COPART INCORPORATED+                                                                                      477,417
      7,100  DISCOUNT AUTO PARTS INCORPORATED+                                                                          54,244
     21,900  O'REILLY AUTOMOTIVE INCORPORATED+                                                                         436,631

                                                                                                                       968,292
                                                                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

AUTOMOTIVE, REPAIR SERVICES & PARKING - 0.23%
     15,500  CENTRAL PARKING CORPORATION                                                                            $  282,100
      6,500  MIDAS INCORPORATED                                                                                         85,150

                                                                                                                       367,250
                                                                                                                  ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.72%
     32,200  D.R. HORTON INCORPORATED                                                                                  681,030
     10,000  MDC HOLDINGS INCORPORATED                                                                                 393,500
      3,600  NVR INCORPORATED+                                                                                         586,800
      5,700  RYLAND GROUP INCORPORATED                                                                                 236,550
     12,800  STANDARD PACIFIC CORPORATION                                                                              270,080
     15,300  TOLL BROTHERS INCORPORATED+                                                                               589,050

                                                                                                                     2,757,010
                                                                                                                  ------------

BUSINESS SERVICES - 7.05%
      8,500  AARON RENTS INCORPORATED                                                                                  136,850
      9,800  ABM INDUSTRIES INCORPORATED                                                                               306,250
     11,700  ADMINISTAFF INCORPORATED+                                                                                 212,355
      8,700  ADVO INCORPORATED+                                                                                        321,030
     17,700  AMERICAN MANAGEMENT SYSTEMS INCORPORATED+                                                                 324,131
      9,700  ANALYSTS INTERNATIONAL CORPORATION                                                                         50,319
     12,700  ASPEN TECHNOLOGY INCORPORATED+                                                                            303,212
     16,400  AVANT! CORPORATION+                                                                                       282,900
     13,100  AVT CORPORATION+                                                                                           36,844
      9,600  AWARE INCORPORATED+                                                                                        92,400
      9,000  BARRA INCORPORATED+                                                                                       486,000
      9,700  BRADY CORPORATION CLASS A+                                                                                326,890
      5,300  BROOKTROUT INCORPORATED+                                                                                   32,794
      9,100  CARREKER CORPORATION+                                                                                     172,900
     14,800  CERNER CORPORATION+                                                                                       506,900
     25,400  CIBER INCORPORATED+                                                                                       123,952
     18,500  COGNEX CORPORATION+                                                                                       457,875
      8,900  COMPUTER TASK GROUP INCORPORATED                                                                           41,385
     17,100  DENDRITE INTERNATIONAL INCORPORATED+                                                                      239,400
      5,300  EDGEWATER TECHNOLOGY INCORPORATED+                                                                         21,780
     21,300  ELOYALTY CORPORATION+                                                                                      51,919
     10,100  EPRESENCE INCORPORATED+                                                                                    46,081
     14,000  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     422,800
      6,100  FAIR ISAAC & COMPANY INCORPORATED                                                                         356,911
     14,800  FILENET CORPORATION+                                                                                      232,175
      9,400  GERBER SCIENTIFIC INCORPORATED                                                                             62,698
     11,300  GLOBAL PAYMENTS INCORPORATED+                                                                             209,050
      5,600  HALL KINION & ASSOCIATES INCORPORATED+                                                                     32,375
      8,300  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                          240,181
     13,800  HNC SOFTWARE INCORPORATED+                                                                                242,362
     14,100  HYPERION SOLUTIONS CORPORATION+                                                                           227,362
     12,400  INFORMATION RESOURCES INCORPORATED+                                                                        80,600

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

BUSINESS SERVICES (continued)
      5,000  INSURANCE AUTO AUCTIONS INCORPORATED+                                                                    $ 61,250
      5,300  KRONOS INCORPORATED+                                                                                      166,619
     17,700  LABOR READY INCORPORATED+                                                                                  55,755
      6,200  MAPINFO CORPORATION+                                                                                      110,050
      6,600  MEMBER WORKS INCORPORATED+                                                                                155,100
     16,100  MIDWAY GAMES INCORPORATED+                                                                                117,530
      9,400  MRO SOFTWARE INCORPORATED+                                                                                 75,788
     14,100  NATIONAL DATA CORPORATION                                                                                 329,235
      9,300  NETWORK EQUIPMENT TECHNOLOGIES INCORPORATED+                                                               39,525
      9,900  ON ASSIGNMENT INCORPORATED+                                                                               206,662
      7,900  PC-TEL INCORPORATED+                                                                                       59,250
     13,600  PENTON MEDIA INCORPORATED                                                                                 197,880
     10,700  PHOENIX TECHNOLOGIES LIMITED+                                                                             148,462
     15,100  PROGRESS SOFTWARE CORPORATION+                                                                            218,950
      6,200  QRS CORPORATION+                                                                                           52,700
     11,800  RADIANT SYSTEMS INCORPORATED+                                                                             162,988
      7,400  RADISYS CORPORATION+                                                                                      125,800
     13,100  REMEDY CORPORATION+                                                                                       252,175
     25,200  RSA SECURITY INCORPORATED+                                                                                622,125
     39,500  SONICBLUE INCORPORATED+                                                                                   187,625
     26,600  SPHERION CORPORATION+                                                                                     184,604
      5,800  SPSS INCORPORATED+                                                                                         98,238
      6,000  STARTEK INCORPORATED+                                                                                      84,960
     13,900  SYSTEMS & COMPUTER TECHNOLOGY CORPORATION+                                                                127,706
      8,600  THQ INCORPORATED+                                                                                         326,800
     14,400  VERITY INCORPORATED+                                                                                      326,700
      6,500  VOLT INFORMATION SCIENCES INCORPORATED+                                                                   116,935

                                                                                                                    11,292,093
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 3.36%
     27,400  ADVANCED TISSUE SCIENCES INCORPORATED+                                                                    107,888
     21,100  ALLIANCE PHARMACEUTICAL CORPORATION+                                                                       68,575
     17,200  ALPHARMA INCORPORATED                                                                                     563,128
      9,500  ARCH CHEMICALS INCORPORATED                                                                               202,350
      7,100  ARQULE INCORPORATED+                                                                                       94,075
     10,800  CAMBREX CORPORATION                                                                                       448,740
      6,300  CHEMFIRST INCORPORATED                                                                                    167,895
     13,400  GEORGIA GULF CORPORATION                                                                                  233,294
     12,900  IMMUNE RESPONSE CORPORATION+                                                                               32,653
     13,300  MACDERMID INCORPORATED                                                                                    240,464
     12,900  MEDICIS PHARMACEUTICAL CORPORATION+                                                                       578,178
      7,000  MGI PHARMA INCORPORATED+                                                                                   76,562
     11,200  MISSISSIPPI CHEMICAL CORPORATION                                                                           37,632
      7,100  NATURES SUNSHINE PRODUCT INCORPORATED                                                                      49,256
     28,200  NBTY INCORPORATED+                                                                                        239,700

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
      9,400  NOVEN PHARMACEUTICALS INCORPORATED+                                                                  $    266,138
     10,200  OM GROUP INCORPORATED                                                                                     543,150
     16,900  OMNOVA SOLUTIONS INCORPORATED                                                                             112,216
     10,500  PAREXEL INTERNATIONAL CORPORATION+                                                                        130,594
      3,200  PENFORD CORPORATION                                                                                        28,200
     40,200  POLYONE CORPORATION                                                                                       365,820
      3,800  QUAKER CHEMICAL CORPORATION                                                                                67,222
     12,200  SCOTTS COMPANY+                                                                                           464,210
     13,600  WELLMAN INCORPORATED                                                                                      261,800

                                                                                                                     5,379,740
                                                                                                                  ------------

COAL MINING - 0.48%
     32,300  MASSEY ENERGY COMPANY                                                                                     772,616
                                                                                                                  ------------

COMMUNICATIONS - 0.27%
      9,600  AUDIOVOX CORPORATION+                                                                                      73,500
      7,200  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                  53,100
     23,800  BRIGHTPOINT INCORPORATED+                                                                                  57,269
     22,300  GENERAL COMMUNICATIONS INCORPORATED+                                                                      200,700
     15,400  PAC-WEST TELECOMM INCORPORATED+                                                                            53,900

                                                                                                                       438,469
                                                                                                                  ------------

CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.38%
     11,900  APOGEE ENTERPRISES INCORPORATED                                                                            84,788
      4,300  CHEMED CORPORATION                                                                                        149,425
     11,400  INSITUFORM TECHNOLOGIES CLASS A+                                                                          371,925

                                                                                                                       606,138
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 6.77%
      9,800  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     135,975
     16,800  CENTURA BANKS INCORPORATED                                                                                830,760
     11,300  CHITTENDEN CORPORATION                                                                                    352,560
     13,400  COMMERCE BANCORP INCORPORATED                                                                             804,000
     23,100  COMMERCIAL FEDERAL CORPORATION                                                                            515,130
     18,000  COMMUNITY FIRST BANKSHARES INCORPORATED                                                                   363,375
     22,100  CULLEN/FROST BANKERS INCORPORATED                                                                         756,925
     12,000  DOWNEY FINANCIAL CORPORATION                                                                              543,600
      9,700  EAST WEST BANCORP INCORPORATED                                                                            186,725
     11,300  FIRST BANCORP/PUERTO RICO                                                                                 292,670
     17,500  FIRST MIDWEST BANCORP INCORPORATED                                                                        492,625
      7,400  FIRSTFED FINANCIAL CORPORATION+                                                                           207,200
      4,900  GBC BANCORP+                                                                                              139,650
     22,700  HUDSON UNITED BANCORP                                                                                     515,290
      9,900  MAF BANCORP INCORPORATED                                                                                  271,012
     19,200  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                   556,800
     11,300  PROVIDENT BANKSHARES CORPORATION                                                                          252,837
     12,100  RIGGS NATIONAL CORPORATION                                                                                192,087

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

DEPOSITORY INSTITUTIONS (continued)
     18,500  SOUTH FINANCIAL GROUP INCORPORATED                                                                    $   263,625
     12,200  SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED+                                                           382,775
     15,100  STATEN ISLAND BANCORP INCORPORATED                                                                        375,990
     11,200  STERLING BANCSHARES INCORPORATED                                                                          196,000
     16,800  SUSQUEHANNA BANCSHARES INCORPORATED                                                                       302,400
     26,200  TRUSTCO BANK CORPORATION NY                                                                               337,325
      4,000  UCBH HOLDINGS INCORPORATED                                                                                194,750
     17,800  UNITED BANKSHARES INCORPORATED                                                                            393,825
     24,600  WASHINGTON FEDERAL INCORPORATED                                                                           604,237
      9,700  WHITNEY HOLDING CORPORATION                                                                               383,756

                                                                                                                    10,843,904
                                                                                                                  ------------

EATING & DRINKING PLACES - 2.50%
     10,800  APPLEBEE'S INTERNATIONAL INCORPORATED                                                                     385,424
     11,600  CEC ENTERTAINMENT INCORPORATED+                                                                           514,460
     13,300  CHEESECAKE FACTORY+                                                                                       489,606
      8,500  IHOP CORPORATION+                                                                                         170,000
     16,500  JACK IN THE BOX INCORPORATED+                                                                             494,176
      9,200  LANDRY'S SEAFOOD RESTAURANTS INCORPORATED                                                                 104,420
      9,600  LUBY'S INCORPORATED                                                                                        72,960
      5,500  MORRISON MANAGEMENT SPECIALIST INCORPORATED                                                               219,395
      6,800  O'CHARLEYS INCORPORATED+                                                                                  142,376
      4,400  P.F. CHANG'S CHINA BISTRO INCORPORATED+                                                                   154,000
      8,000  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                              199,000
     27,000  RUBY TUESDAY INCORPORATED                                                                                 529,470
     13,600  RYAN'S FAMILY STEAK HOUSES INCORPORATED+                                                                  144,500
     11,300  SONIC CORPORATION+                                                                                        283,206
     12,200  STEAK N SHAKE COMPANY+                                                                                    104,920

                                                                                                                     4,007,913
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.99%
      4,300  AMERICAN STATES WATER COMPANY                                                                             142,373
     16,600  ATMOS ENERGY CORPORATION                                                                                  395,080
     20,100  AVISTA CORPORATION                                                                                        354,161
      3,100  BANGOR HYDRO-ELECTRIC COMPANY+                                                                             81,313
      4,700  CASCADE NATURAL GAS CORPORATION                                                                            95,646
      4,900  CENTRAL VERMONT PUBLIC SERVICE CORPORATION                                                                 80,801
      7,100  CH ENERGY GROUP INCORPORATED                                                                              314,176
     13,100  ENERGEN CORPORATION                                                                                       462,430
      2,400  GREEN MOUNTAIN POWER CORPORATION                                                                           40,152
      8,100  LACLEDE GAS COMPANY                                                                                       188,730
      7,600  NEW JERSEY RESOURCES CORPORATION                                                                          312,740
     10,800  NORTHWEST NATURAL GAS COMPANY                                                                             259,200
      9,900  NORTH WESTERN CORPORATION                                                                                 242,550
      5,500  NUI CORPORATION                                                                                           148,500
     22,700  PHILADELPHIA SUBURBAN CORPORATION                                                                         534,811
     13,600  PIEDMONT NATURAL GAS COMPANY                                                                              482,800

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
     14,800  RGS ENERGY GROUP INCORPORATED                                                                        $    547,600
     21,800  SOUTHERN UNION COMPANY+                                                                                   457,800
     13,500  SOUTHWEST GAS CORPORATION                                                                                 281,475
     10,700  SOUTHWESTERN ENERGY COMPANY                                                                               105,930
     11,600  UGI CORPORATION                                                                                           284,084
      6,100  UIL HOLDINGS CORPORATION                                                                                  289,750
     13,800  UNISOURCE ENERGY CORPORATION                                                                              289,800

                                                                                                                     6,391,902
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.46%
     10,300  ACTEL CORPORATION+                                                                                        210,506
     24,900  AEROFLEX INCORPORATED+                                                                                    256,781
     11,900  ALLEN GROUP INCORPORATED+                                                                                 153,510
     18,200  ALLIANCE SEMICONDUCTOR CORPORATION+                                                                       211,575
     18,600  ALPHA INDUSTRIES INCORPORATED+                                                                            292,950
      9,800  APPLICA INCORPORATED+                                                                                      60,760
     16,300  ARTESYN TECHNOLOGIES INCORPORATED+                                                                        176,244
     21,900  ASPECT COMMUNICATIONS CORPORATION+                                                                         96,839
      5,900  ASTROPOWER INCORPORATED+                                                                                  177,000
     12,900  ATMI INCORPORATED+                                                                                        238,650
      9,400  AXT INCORPORATED+                                                                                         141,000
     14,400  BALDOR ELECTRIC COMPANY                                                                                   303,120
      4,500  BEL FUSE INCORPORATED CLASS B                                                                             104,906
      8,300  BENCHMARK ELECTRONICS INCORPORATED+                                                                       161,850
     11,700  BMC INDUSTRIES INCORPORATED                                                                                65,286
     11,200  C&D TECHNOLOGIES INCORPORATED                                                                             309,120
     13,800  C-COR.NET CORPORATION+                                                                                     92,288
     18,700  CABLE DESIGN TECHNOLOGIES+                                                                                250,580
      4,800  CACI INTERNATIONAL INCORPORATED+                                                                          129,600
     12,900  CHECKPOINT SYSTEMS INCORPORATED+                                                                          121,905
      7,000  CONCORD COMMUNICATIONS INCORPORATED+                                                                       57,313
     11,900  CTS CORPORATION                                                                                           246,925
      5,500  DAVOX CORPORATION+                                                                                         62,563
      9,500  DIONEX CORPORATION+                                                                                       298,656
     31,500  DMC STRATEX NETWORKS INCORPORATED+                                                                        261,450
      7,400  DUPONT PHOTOMASKS INCORPORATED+                                                                           324,705
     11,500  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                               322,719
     18,800  ESS TECHNOLOGY INCORPORATED+                                                                              108,100
     16,200  GENERAL SEMICONDUCTOR INCORPORATED+                                                                       153,414
     13,700  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              350,582
     24,700  HARMONIC INCORPORATED+                                                                                    138,937
      9,600  HELIX TECHNOLOGY CORPORATION                                                                              225,450
     10,600  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       158,337
      6,400  INNOVEX INCORPORATED+                                                                                      31,600
     11,300  INTER-TEL INCORPORATED                                                                                    115,119

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     14,200  INTERNATIONAL FIBERCOM INCORPORATED+                                                                  $    55,025
     14,100  INTERVOICE-BRITE INCORPORATED+                                                                            114,562
      6,500  ITRON INCORPORATED+                                                                                        77,187
      9,600  MAGNETEK INCORPORATED+                                                                                     90,527
      9,200  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    353,050
     15,300  METHODE ELECTRONICS INCORPORATED                                                                          274,444
      3,000  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    89,850
     34,300  P-COM INCORPORATED+                                                                                        43,947
      6,800  PARK ELECTROCHEMICAL CORPORATION                                                                          153,680
     10,700  PERICOM SEMICONDUCTOR CORPORATION+                                                                        137,763
     12,700  PHOTRONICS INCORPORATED+                                                                                  313,531
     11,800  POWER INTEGRATIONS INCORPORATED+                                                                          203,550
     11,500  PROXIM INCORPORATED+                                                                                      115,719
     50,500  READ-RITE CORPORATION+                                                                                    418,645
      6,400  ROGERS CORPORATION+                                                                                       227,264
      6,100  ROYAL APPLIANCE MANUFACTURING COMPANY+                                                                     23,790
      5,100  SALTON INCORPORATED+                                                                                       77,520
     14,900  SILICON VALLEY GROUP+                                                                                     409,750
     14,800  SLI INCORPORATED                                                                                          123,580
     12,800  SPEEDFAM INTERNATIONAL INCORPORATED+                                                                       82,800
      6,800  STANDARD MICROSYSTEMS CORPORATION+                                                                        102,425
      5,300  SUPERTEX INCORPORATED+                                                                                     66,913
     10,000  SYMMETRICOM INCORPORATED+                                                                                 121,250
     14,200  TECHNITROL INCORPORATED                                                                                   353,438
     13,500  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       189,000
      6,400  THOMAS INDUSTRIES INCORPORATED                                                                            132,480
      9,200  THREE-FIVE SYSTEMS INCORPORATED+                                                                          112,240
     17,500  VALENCE TECHNOLOGY INCORPORATED+                                                                           79,844
     13,700  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   437,544
      9,400  VIASAT INCORPORATED+                                                                                      142,175
     18,100  VICOR CORPORATION+                                                                                        371,050
      7,100  ZIXIT CORPORATION+                                                                                         49,922

                                                                                                                    11,954,805
                                                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.41%
     23,400  BIO-TECHNOLOGY GENERAL CORPORATION+                                                                       146,016
      8,200  CDI CORPORATION+                                                                                          106,600
     17,700  CEPHALON INCORPORATED+                                                                                    850,706
      6,900  F.Y.I. INCORPORATED+                                                                                      230,719
      8,800  FRANKLIN COVEY COMPANY+                                                                                    71,192
      6,700  IMPATH INCORPORATED+                                                                                      310,712
      9,100  MAXIMUS INCORPORATED+                                                                                     269,451
     15,200  NEW CENTURY EQUITY HOLDINGS CORPORATION+                                                                   17,100
     14,700  ORGANOGENESIS INCORPORATED+                                                                               119,805
     10,700  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                          450,738

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
     20,500  PROFIT RECOVERY GROUP INTERNATIONAL INCORPORATED+                                                      $  128,125
     15,700  REGENERON PHARMACEUTICALS INCORPORATED+                                                                   348,344
     17,200  TETRA TECH INCORPORATED+                                                                                  348,300
      7,200  URS CORPORATION+                                                                                          136,800
     39,200  US ONCOLOGY INCORPORATED+                                                                                 318,500

                                                                                                                     3,853,108
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.57%
      6,000  ALLIANT TECHSYSTEMS INCORPORATED+                                                                         531,300
     15,200  APTARGROUP INCORPORATED                                                                                   463,144
      2,700  BUTLER MANUFACTURING COMPANY                                                                               62,100
     12,700  GRIFFON CORPORATION+                                                                                      100,330
      6,100  MATERIAL SCIENCES CORPORATION+                                                                             49,105
     17,300  SHAW GROUP INCORPORATED+                                                                                  808,083
     11,500  STURM RUGER & COMPANY INCORPORATED                                                                        112,930
     19,200  TOWER AUTOMOTIVE INCORPORATED+                                                                            206,016
     11,300  WATTS INDUSTRIES INCORPORATED                                                                             188,710

                                                                                                                     2,521,718
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.90%
      4,200  AGRIBRANDS INTERNATIONAL INCORPORATED+                                                                    226,716
      7,400  AMERICAN ITALIAN PASTA COMPANY+                                                                           236,800
      3,700  COCA-COLA BOTTLING COMPANY                                                                                149,619
      8,700  CONSTELLATION BRANDS INCORPORATED+                                                                        619,266
     15,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  384,900
     18,100  EARTHGRAINS COMPANY                                                                                       384,625
      3,600  J&J SNACK FOODS CORPORATION+                                                                               60,525
     12,800  RALCORP HOLDINGS INCORPORATED+                                                                            229,120
     23,300  SMITHFIELD FOODS INCORPORATED+                                                                            757,250

                                                                                                                     3,048,821
                                                                                                                  ------------

FOOD STORES - 0.49%
     16,400  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED                                                         150,060
      5,600  PANERA BREAD COMPANY CLASS A+                                                                             149,800
     11,400  WHOLE FOODS MARKET INCORPORATED+                                                                          480,225

                                                                                                                       780,085
                                                                                                                  ------------

FURNITURE & FIXTURES - 0.68%
      5,000  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                  63,750
     16,800  ETHAN ALLEN INTERIORS INCORPORATED                                                                        567,504
     25,700  LA-Z-BOY INCORPORATED                                                                                     457,460

                                                                                                                     1,088,714
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 0.68%
     21,900  99 CENTS ONLY STORES+                                                                                     506,109
    21,100   CASEY'S GENERAL STORES INCORPORATED                                                                       251,881
      5,400  GOTTSCHALKS INCORPORATED+                                                                                  27,270
     12,300  SHOPKO STORES INCORPORATED+                                                                                98,400

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

GENERAL MERCHANDISE STORES (continued)
     18,100  STEIN MART INCORPORATED+                                                                                $ 197,969

                                                                                                                     1,081,629
                                                                                                                  ------------

HEALTH SERVICES - 3.41%
     10,900  ACCREDO HEALTH INCORPORATED+                                                                              356,294
     12,600  ADVANCE PCS+                                                                                              683,747
     25,400  COVENTRY HEALTH CARE INCORPORATED+                                                                        420,688
      8,000  CRYOLIFE INCORPORATED+                                                                                    207,440
      3,400  CURATIVE HEALTH SERVICES INCORPORATED+                                                                     19,380
     11,500  ENZO BIOCHEM INCORPORATED+                                                                                193,085
     28,200  HOOPER HOLMES INCORPORATED                                                                                242,238
     14,200  IDEXX LABORATORIES INCORPORATED+                                                                          311,512
     20,800  ORTHODONTIC CENTERS OF AMERICA INCORPORATED+                                                              426,400
      6,800  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     150,960
     13,200  PROVINCE HEALTHCARE COMPANY+                                                                              401,775
     19,800  RENAL CARE GROUP INCORPORATED+                                                                            531,036
     11,700  SIERRA HEALTH SERVICES INCORPORATED+                                                                       53,352
     10,300  SYNCOR INTERNATIONAL CORPORATION+                                                                         332,175
     12,800  UNIVERSAL HEALTH SERVICES INCORPORATED+                                                                 1,130,240

                                                                                                                     5,460,322
                                                                                                                  ------------

HEAVY CONSTRUCTION, OTHER THAN BUILDING, CONSTRUCTION-CONTRACTORS - 0.20%
     17,400  FOSTER WHEELER CORPORATION                                                                                312,504
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.04%
      5,200  4KIDS ENTERTAINMENT INCORPORATED+                                                                          58,604
                                                                                                                  ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.83%
      9,000  COST PLUS INCORPORATED+                                                                                   207,562
     17,100  LINENS `N THINGS INCORPORATED+                                                                            470,250
     41,000  PIER 1 IMPORTS INCORPORATED                                                                               533,000
      4,700  ULTIMATE ELECTRONICS INCORPORATED+                                                                        117,500

                                                                                                                     1,328,312
                                                                                                                  ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.35%
     16,900  AZTAR CORPORATION+                                                                                        179,309
     12,400  MARCUS CORPORATION                                                                                        171,120
     19,200  PRIME HOSPITALITY CORPORATION+                                                                            207,360

                                                                                                                       557,789
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.05%
     16,000  ANIXTER INTERNATIONAL INCORPORATED+                                                                       385,600
     16,800  APW LIMITED+                                                                                              144,144
      8,200  ASTEC INDUSTRIES INCORPORATED+                                                                            107,112
     19,200  AUSPEX SYSTEMS INCORPORATED+                                                                               79,200
     41,500  AXCELIS TECHNOLOGIES INCORPORATED+                                                                        479,844
      8,200  BLACK BOX CORPORATION+                                                                                    365,413
      7,400  BROOKS AUTOMATION INCORPORATED+                                                                           294,150

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     21,100  C-CUBE MICROSYSTEMS INCORPORATED+                                                                       $ 259,794
      7,400  DRIL-QUIP INCORPORATED+                                                                                   177,600
      8,900  ELECTROGLAS INCORPORATED+                                                                                 146,850
      9,900  EXABYTE CORPORATION+                                                                                       14,231
     13,600  FEDDERS CORPORATION                                                                                        76,160
      6,300  FLOW INTERNATIONAL CORPORATION+                                                                            66,150
      6,600  GARDNER DENVER INCORPORATED+                                                                              129,360
     13,000  GRACO INCORPORATED                                                                                        364,000
     12,900  IDEX CORPORATION                                                                                          373,842
     20,900  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                  283,456
     23,700  LENNOX INTERNATIONAL INCORPORATED                                                                         244,110
      5,000  LINDSAY MANUFACTURING COMPANY                                                                              92,500
     10,500  MANITOWOC COMPANY INCORPORATED                                                                            260,400
      7,400  MICRO SYSTEMS INCORPORATED+                                                                               149,850
     14,400  MILACRON INCORPORATED                                                                                     260,784
     10,700  NYFIX INCORPORATED+                                                                                       245,431
     18,000  PAXAR CORPORATION+                                                                                        225,000
     10,900  RAINBOW TECHNOLOGIES INCORPORATED+                                                                         54,500
      4,700  ROBBINS & MYERS INCORPORATED                                                                              120,320
      6,500  SCM MICROSYSTEMS INCORPORATED+                                                                            100,344
      7,200  SCOTT TECHNOLOGIES INCORPORATED+                                                                          159,300
      5,400  SPS TECHNOLOGIES INCORPORATED+                                                                            243,324
      5,400  TORO COMPANY                                                                                              248,400
      9,100  ULTRATECH STEPPER INCORPORATED+                                                                           224,088
      9,900  VALMONT INDUSTRIES INCORPORATED                                                                           167,681
     14,000  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      851,200
     13,300  VISUAL NETWORKS INCORPORATED+                                                                              47,381
     11,400  WATSCO INCORPORATED                                                                                       132,012
     13,500  ZEBRA TECHNOLOGIES CORPORATION+                                                                           514,688

                                                                                                                     8,088,219
                                                                                                                  ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.15%
      5,500  E.W. BLANCH HOLDINGS INCORPORATED                                                                          43,725
      5,700  HILB ROGAL HAMILTON                                                                                       199,500

                                                                                                                       243,225
                                                                                                                  ------------

INSURANCE CARRIERS - 2.31%
      8,600  DELPHI FINANCIAL GROUP CLASS A                                                                            254,560
     32,900  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                  880,733
     27,200  FIRST AMERICAN CORPORATION                                                                                707,200
     29,900  FREMONT GENERAL CORPORATION                                                                               116,012
      5,800  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                  206,364
     20,900  MID ATLANTIC MEDICAL SERVICES+                                                                             424,270
     17,600  MUTUAL RISK MANAGEMENT LIMITED                                                                            127,600
      4,200  RLI CORPORATION                                                                                           171,528

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

INSURANCE CARRIERS (continued)
      4,000  SCPIE HOLDINGS INCORPORATED                                                                              $ 81,200
     10,700  SELECTIVE INSURANCE GROUP INCORPORATED                                                                    248,608
     15,700  TRENWICH GROUP LIMITED                                                                                    309,761
      7,300  ZENITH NATIONAL INSURANCE CORPORATION                                                                     172,280

                                                                                                                     3,700,116
                                                                                                                  ------------

LEATHER & LEATHER PRODUCTS - 1.01%
      7,500  BROWN SHOE COMPANY INCORPORATED                                                                           141,375
      9,200  GENESCO INCORPORATED+                                                                                     252,080
      4,300  K-SWISS INCORPORATED                                                                                      110,188
     17,000  TIMBERLAND COMPANY+                                                                                       863,600
     17,700  WOLVERINE WORLD WIDE INCORPORATED                                                                         258,066

                                                                                                                     1,625,309
                                                                                                                  ------------

LEGAL SERVICES - 0.06%
      9,700  PRE-PAID LEGAL SERVICES INCORPORATED+                                                                     100,492
                                                                                                                  ------------

LUMBER & WOOD PRODUCTS EXCEPT FURNITURE - 0.18%
     20,200  CHAMPION ENTERPRISES INCORPORATED+                                                                        104,030
      5,100  DELTIC TIMBER CORPORATION                                                                                 103,275
      3,600  SKYLINE CORPORATION                                                                                        77,652

                                                                                                                       284,957
                                                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.55%
     13,500  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                  348,469
      3,600  AMCAST INDUSTRIAL CORPORATION                                                                              33,300
      5,500  ANALOGIC CORPORATION                                                                                      247,156
      9,600  ARMOR HOLDINGS INCORPORATED+                                                                              168,960
      9,400  ARTHROCARE CORPORATION+                                                                                   131,600
     11,700  COHERENT INCORPORATED+                                                                                    415,350
      8,700  COHU INCORPORATED                                                                                         135,394
     11,600  CONCORD CAMERA CORPORATION+                                                                                81,925
      6,600  CONMED CORPORATION+                                                                                       126,638
      6,200  COOPER COMPANIES INCORPORATED                                                                             293,570
      7,000  CUNO INCORPORATED+                                                                                        203,000
     11,500  CYGNUS INCORPORATED+                                                                                       85,905
     13,000  CYMER INCORPORATED+                                                                                       281,190
      6,300  DATASCOPE CORPORATION                                                                                     227,981
      5,900  DIAGNOSTIC PRODUCTS CORPORATION                                                                           307,685
      8,600  ESTERLINE TECHNOLOGIES CORPORATION+                                                                       187,050
     13,100  FOSSIL INCORPORATED+                                                                                      227,612
     10,800  HAEMONETICS CORPORATION+                                                                                  357,480
      6,600  HOLOGIC INCORPORATED+                                                                                      26,400
     21,900  INPUT/OUTPUT INCORPORATED+                                                                                204,765
      6,600  INTERMAGNETICS GENERAL CORPORATION+                                                                       160,050
     12,900  INVACARE CORPORATION                                                                                      509,808

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      7,000  IONICS INCORPORATED+                                                                                   $  182,000
      6,800  KEITHLEY INSTRUMENTS INCORPORATED                                                                         110,160
     27,100  KOPIN CORPORATION+                                                                                        155,825
      7,000  MEADE INSTRUMENTS CORPORATION+                                                                             28,875
     10,100  MENTOR CORPORATION                                                                                        227,250
      6,000  OSTEOTECH INCORPORATED+                                                                                    32,250
      5,300  PHOTON DYNAMICS INCORPORATED+                                                                             111,962
     21,800  PINNACLE SYSTEMS INCORPORATED+                                                                            183,938
     19,300  POLAROID CORPORATION                                                                                       82,218
      5,700  POLYMEDICA CORPORATION+                                                                                   129,675
     13,300  RESMED INCORPORATED+                                                                                      537,320
     12,900  RESPIRONICS INCORPORATED+                                                                                 393,450
     15,100  ROBOTIC VISION SYSTEMS INCORPORATED+                                                                       36,806
     13,100  ROPER INDUSTRIES INCORPORATED                                                                             468,980
     10,100  SOLA INTERNATIONAL INCORPORATED+                                                                           91,001
      4,100  SPACELABS MEDICAL INCORPORATED+                                                                            46,125
     15,000  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                   315,000
     17,700  TECHNE CORPORATION+                                                                                       462,412
     12,600  THERAGENICS CORPORATION+                                                                                   80,514
     10,000  TRIMBLE NAVIGATION LIMITED+                                                                               189,375
      5,300  VITAL SIGNS INCORPORATED                                                                                  170,263
      9,100  X-RITE INCORPORATED                                                                                        89,271

                                                                                                                     8,885,958
                                                                                                                  ------------

METAL MINING - 0.41%
      7,100  BRUSH ENGINEERED MATERIALS INCORPORATED                                                                   132,415
      4,300  CLEVELAND-CLIFFS INCORPORATED                                                                              77,400
     16,500  STILLWATER MINING COMPANY+                                                                                446,325

                                                                                                                       656,140
                                                                                                                  ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
      7,900  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                      311,734
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
      7,300  CROSS (A.T.) COMPANY+                                                                                      53,801
      7,700  JAKKS PACIFIC INCORPORATED+                                                                                81,813
      7,700  K2 INCORPORATED+                                                                                           67,375
      6,800  LYDALL INCORPORATED+                                                                                       70,720
      8,100  MAYOR'S JEWELERS INCORPORATED+                                                                             32,400
      8,500  RUSS BERRIE & COMPANY INCORPORATED                                                                        214,370

                                                                                                                       520,479
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 0.69%
      7,000  ACTION PERFORMANCE COMPANIES INCORPORATED+                                                                 78,750
     10,900  CASH AMERICA INTERNATIONAL INCORPORATED                                                                    66,490
      7,400  HANCOCK FABRICS INCORPORATED                                                                               55,870

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

MISCELLANEOUS RETAIL (continued)
      7,800  JO-ANN STORES INCORPORATED+                                                                              $ 34,320
      3,700  LILLIAN VERNON CORPORATION                                                                                 27,010
     13,900  MICHAELS STORES INCORPORATED+                                                                             416,131
     14,800  ZALE CORPORATION+                                                                                         429,200

                                                                                                                     1,107,771
                                                                                                                  ------------

MOTION PICTURES - 0.09%
     10,800  AVID TECHNOLOGY INCORPORATED+                                                                             144,450
                                                                                                                  ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.46%
      8,500  ARKANSAS BEST CORPORATION+                                                                                133,875
     10,500  ARNOLD INDUSTRIES INCORPORATED                                                                            200,156
      9,100  FORWARD AIR CORPORATION+                                                                                  297,456
     10,800  HEARTLAND EXPRESS INCORPORATED+                                                                           272,700
      3,600  LANDSTAR SYSTEM INCORPORATED+                                                                             243,900
      4,800  M.S. CARRIERS INCORPORATED+                                                                               147,000
      8,300  ROADWAY EXPRESS INCORPORATED                                                                              182,600
     11,000  USFREIGHTWAYS CORPORATION                                                                                 346,500
     20,100  WERNER ENTERPRISES INCORPORATED                                                                           344,213
     10,100  YELLOW CORPORATION+                                                                                       172,963

                                                                                                                     2,341,363
                                                                                                                  ------------

OIL & GAS EXTRACTION - 6.14%
      5,900  ATWOOD OCEANICS INCORPORATED+                                                                             241,428
     14,100  BARRETT RESOURCES CORPORATION+                                                                            846,705
     12,500  CABOT OIL & GAS CORPORATION                                                                               337,500
     13,800  CAL DIVE INTERNATIONAL INCORPORATED+                                                                      350,175
     32,700  CROSS TIMBERS OIL COMPANY                                                                                 809,325
      7,700  HS RESOURCES INCORPORATED+                                                                                346,500
      5,900  KEY PRODUCTION COMPANY INCORPORATED+                                                                      122,425
     18,700  LOUIS DREYFUS NATURNAL GAS CORPORATION+                                                                   691,900
     18,200  NEWFIELD EXPLORATION COMPANY+                                                                             635,180
      7,500  NUEVO ENERGY COMPANY+                                                                                     132,900
      9,800  OCEANEERING INTERNATIONAL INCORPORATED+                                                                   210,700
      8,700  PATINA OIL & GAS CORPORATION                                                                              232,290
      7,500  PLAINS RESOURCES INCORPORATED+                                                                            157,500
     22,700  POGO PRODUCING COMPANY                                                                                    669,877
     28,700  PRIDE INTERNATIONAL INCORPORATED+                                                                         681,912
      9,200  REMINGTON OIL & GAS CORPORATION+                                                                          127,075
      7,300  SEACOR SMIT INCORPORATED+                                                                                 329,960
     10,400  SEITEL INCORPORATED+                                                                                      193,440
      9,700  ST. MARY LAND & EXPLORATION COMPANY                                                                       225,525
     11,100  STONE ENERGY CORPORATION+                                                                                 546,897
     10,500  SWIFT ENERGY COMPANY+                                                                                     336,420
      5,800  TETRA TECHNOLOGIES INCORPORATED+                                                                          117,450
     16,200  TOM BROWN INCORPORATED+                                                                                   534,600

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

OIL & GAS EXTRACTION (continued)
     13,100  VERITAS DGC INCORPORATED+                                                                               $ 418,545
     26,800  VINTAGE PETROLEUM INCORPORATED                                                                            545,380

                                                                                                                     9,841,609
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 0.37%
     14,700  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        169,050
     11,200  CARAUSTAR INDUSTRIES INCORPORATED                                                                          89,950
      6,500  CHESAPEAKE CORPORATION                                                                                    150,475
      5,900  POPE & TALBOT INCORPORATED                                                                                 73,160
      6,400  SCHWEITZER-MAUDUIT INTERNATIONAL INCORPORATED                                                             112,960

                                                                                                                       595,595
                                                                                                                  ------------

PERSONAL SERVICES - 0.34%
      3,700  ANGELICA CORPORATION                                                                                       42,920
      3,200  CPI CORPORATION                                                                                            63,200
      8,800  G & K SERVICES INCORPORATED                                                                               175,450
     17,500  REGIS CORPORATION                                                                                         255,938

                                                                                                                       537,508
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.15%
      8,200  ELCOR CORPORATION                                                                                         114,636
      6,600  WD-40 COMPANY                                                                                             132,000

                                                                                                                       246,636
                                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 1.40%
     10,400  BELDEN INCORPORATED                                                                                       208,520
      7,100  COMMONWEALTH INDUSTRIES INCORPORATED                                                                       31,062
      6,500  IMCO RECYCLING INCORPORATED                                                                                29,315
     10,800  INTERMET CORPORATION                                                                                       29,700
     10,100  LONE STAR TECHNOLOGIES INCORPORATED+                                                                      431,775
     14,300  MUELLER INDUSTRIES INCORPORATED+                                                                          429,572
      5,800  QUANEX CORPORATION                                                                                        104,110
      8,900  RTI INTERNATIONAL METALS+                                                                                 119,705
     19,400  STEEL DYNAMICS INCORPORATED+                                                                              215,825
      4,400  STEEL TECHNOLOGIES INCORPORATED                                                                            27,913
      8,900  TEXAS INDUSTRIES INCORPORATED                                                                             258,367
     16,200  TREDEGAR CORPORATION                                                                                      285,120
      5,100  WOLVERINE TUBE INCORPORATED+                                                                               64,515

                                                                                                                     2,235,499
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.61%
     14,200  BOWNE & COMPANY INCORPORATED                                                                              156,910
     5,600   CONSOLIDATED GRAPHICS INCORPORATED+                                                                        70,000
      9,200  INFORMATION HOLDINGS INCORPORATED+                                                                        196,880
     12,200  JOHN H. HARLAND COMPANY                                                                                   228,140
      5,500  NEW ENGLAND BUSINESS SERVICE INCORPORATED                                                                 101,750

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
     11,700  STANDARD REGISTER COMPANY                                                                              $  190,710
      6,100  THOMAS NELSON INCORPORATED                                                                                 39,467

                                                                                                                       983,857
                                                                                                                  ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.02%
      8,900  TITAN INTERNATIONAL INCORPORATED                                                                           31,595
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.53%
     30,100  EATON VANCE CORPORATION                                                                                   934,605
     10,500  JEFFERIES GROUP INCORPORATED                                                                              302,925
     12,200  MORGAN KEEGAN INCORPORATED                                                                                330,010
     20,300  RAYMOND JAMES FINANCIAL INCORPORATED                                                                      564,340
      6,800  SOUTHWEST SECURITIES GROUP INCORPORATED                                                                   127,024
     10,200  TUCKER ANTHONY SUTRO CORPORATION                                                                          193,290

                                                                                                                     2,452,194
                                                                                                                  ------------

STONE CLAY GLASS & CONCRETE PRODUCTS - 0.20%
      6,500  LIBBEY INCORPORATED                                                                                       194,090
      5,200  STANDEX INTERNATIONAL CORPORATION                                                                         119,340

                                                                                                                       313,430
                                                                                                                  ------------

TEXTILE MILL PRODUCTS - 0.50%
     10,900  CONE MILLS CORPORATION+                                                                                    34,335
     21,800  INTERFACE INCORPORATED                                                                                    149,875
      3,200  OXFORD INDUSTRIES INCORPORATED                                                                             57,920
      7,700  SPRINGS INDUSTRIES INCORPORATED CLASS A                                                                   329,560
      9,500  TRIARC COMPANIES INCORPORATED+                                                                            233,700

                                                                                                                       805,390
                                                                                                                  ------------

TRANSPORTATION BY AIR - 0.95%
     18,100  ATLANTIC COAST AIRLINES HOLDINGS+                                                                         380,100
     12,000  FRONTIER AIRLINES INCORPORATED+                                                                           146,250
     13,800  MESA AIR GROUP INCORPORATED+                                                                              115,575
      5,900  MIDWEST EXPRESS HOLDINGS INCORPORATED+                                                                     93,279
      9,100  OFFSHORE LOGISTICS INCORPORATED+                                                                          225,794
     24,000  SKYWEST INCORPORATED                                                                                      558,000

                                                                                                                     1,518,998
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 2.05%
     10,100  A. O. SMITH CORPORATION                                                                                   197,253
     11,500  AAR CORPORATION                                                                                           146,740
     10,200  ARTIC CAT INCORPORATED                                                                                    139,612
     10,900  BE AEROSPACE INCORPORATED+                                                                                200,288
     10,400  CLARCOR INCORPORATED                                                                                      240,240
      6,700  COACHMEN INDUSTRIES INCORPORATED                                                                           59,965
     14,000  FLEETWOOD ENTERPRISES INCORPORATED                                                                        126,700

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

TRANSPORTATION EQUIPMENT (continued)
     18,100  GENCORP INCORPORATED                                                                                   $  192,222
      8,500  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                          106,675
      4,400  HUFFY CORPORATION+                                                                                         28,864
     17,900  JLG INDUSTRIES INCORPORATED                                                                               232,700
      9,500  KROLL-O'GARA COMPANY+                                                                                      51,063
      8,100  MONACO COACH CORPORATION+                                                                                 145,476
     16,000  ORBITAL SCIENCES CORPORATION+                                                                              96,000
      7,100  OSHKOSH TRUCK CORPORATION                                                                                 252,050
     10,100  POLARIS INDUSTRIES INCORPORATED                                                                           456,520
      9,000  REGAL-BELOIT CORPORATION                                                                                  149,850
      5,300  STANDARD MOTOR PRODUCTS INCORPORATED                                                                       56,180
     15,200  TENNECO AUTOMOTIVE INCORPORATED                                                                            42,560
      5,100  THOR INDUSTRIES INCORPORATED                                                                              110,925
      9,800  WABASH NATIONAL CORPORATION                                                                               100,450
      8,800  WINNEBAGO INDUSTRIES INCORPORATED                                                                         155,760

                                                                                                                     3,288,093
                                                                                                                  ------------

TRANSPORTATION SERVICES - 0.17%
     15,700  FRITZ COMPANIES INCORPORATED+                                                                             171,718
     10,500  PEGASUS SOLUTIONS INCORPORATED+                                                                            93,516

                                                                                                                       265,234
                                                                                                                  ------------

WATER TRANSPORTATION - 0.13%
     10,300  KIRBY CORPORATION+                                                                                        206,000
                                                                                                                  ------------

WHOLESALE TRADE-DURABLE GOODS - 2.52%
      8,500  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                              139,400
      8,000  BARNES GROUP INCORPORATED                                                                                 152,000
      6,700  BELL MICROPRODUCTS INCORPORATED+                                                                           75,794
      5,500  BUILDING MATERIALS HOLDING CORPORATION+                                                                    53,797
      6,000  CASTLE (A.M.) & COMPANY                                                                                    53,940
      5,500  COMMERCIAL METALS COMPANY                                                                                 138,050
      5,700  DEPARTMENT 56 INCORPORATED+                                                                                50,730
      6,500  DIGI INTERNATIONAL INCORPORATED+                                                                           37,578
     10,400  HUGHES SUPPLY INCORPORATED                                                                                152,048
     17,700  INSIGHT ENTERPRISES INCORPORATED+                                                                         373,912
      9,500  KAMAN CORPORATION CLASS A                                                                                 155,562
     12,200  KENT ELECTRONICS CORPORATION+                                                                             219,600
      4,100  LAWSON PRODUCTS INCORPORATED                                                                              101,475
     14,100  OWENS & MINOR INCORPORATED HOLDING COMPANY                                                                233,073
     28,800  PATTERSON DENTAL COMPANY+                                                                                 885,600
     22,800  PEP BOYS - MANNY MOE & JACK                                                                               138,852
     11,800  PIONEER-STANDARD ELECTRONICS INCORPORATED                                                                 144,550
     10,700  RELIANCE STEEL & ALUMINUM COMPANY                                                                         250,915
      7,300  SCP POOL CORPORATION+                                                                                     237,250
      5,100  SIMPSON MANUFACTURING COMPANY INCORPORATED+                                                               251,430

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------


   SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                             VALUE

WHOLESALE TRADE-DURABLE GOODS (continued)
      9,100  TBC CORPORATION+                                                                                     $     55,169
      8,500  UNIVERSAL FOREST PRODUCTS INCORPORATED                                                                    128,563

                                                                                                                     4,029,288
                                                                                                                  ------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.28%
     19,000  DIMON INCORPORATED                                                                                        146,300
      5,800  ENESCO GROUP INCORPORATED                                                                                  38,627
     16,900  FLEMING COMPANIES INCORPORATED                                                                            430,105
     14,200  HAIN CELESTIAL GROUP INCORPORATED+                                                                        411,800
      8,000  INTERNATIONAL MULTIFOODS CORPORATION                                                                      154,000
     17,900  MEN'S WEARHOUSE INCORPORATED+                                                                             386,282
      9,200  MYERS INDUSTRIES INCORPORATED                                                                             124,200
      4,900  NASH-FINCH COMPANY                                                                                         85,138
      7,400  PERFORMANCE FOOD GROUP COMPANY+                                                                           388,500
     19,400  PRIORITY HEALTHCARE CORPORATION+                                                                          732,350
      7,500  SCHOOL SPECIALTY INCORPORATED+                                                                            161,719
     17,800  STRIDE RITE CORPORATION                                                                                   133,500
      7,800  UNITED NATURAL FOODS INCORPORATED+                                                                        109,668
     14,600  UNITED STATIONERS INCORPORATED+                                                                           354,050

                                                                                                                     3,656,239
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $152,834,909)                                                                             140,454,138
                                                                                                                  ------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
SHORT TERM INSTRUMENTS - 11.96%

TIME DEPOSITS - 10.75%
$17,207,198  DEUTSCHE BANK CANADA TORONTO                                            5.44%           4/02/01        17,207,198

U.S. GOVERNMENT SECURITIES - 1.21%
  1,380,000  U.S. TREASURY BILLS**                                                   5.00^           5/24/01         1,371,248
    590,000  U.S. TREASURY BILLS**                                                   4.24^           2/28/02           568,670
                                                                                                                  ------------
                                                                                                                     1,939,918
                                                                                                                  ------------

TOTAL SHORT TERM INSTRUMENTS (COST $19,145,500)                                                                     19,147,116
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $171,980,409)*                            99.65%                                                            $159,601,254
OTHER ASSETS & LIABILITIES NET                   0.35                                                                  565,566
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $160,166,820
                                               ======                                                             ============


+   NON-INCOME EARNING SECURITIES.
^   YIELD TO MATURITY.
+/- THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES
    THE REMAINING MATURITY.
** THESE U.S. TREASURY BILLS WERE PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES & NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 24,007,131
   GROSS UNREALIZED DEPRECIATION                                  (36,386,286)
                                                                 ------------
   NET UNREALIZED DEPRECIATION                                   $(12,379,155)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 89.11%

AMUSEMENT & RECREATION SERVICES - 2.11%
     66,000  ANCHOR GAMING+                                                                                       $  4,042,500
                                                                                                                  -------------
APPAREL & ACCESSORY STORES - 5.25%
    128,250  CHRISTOPHER & BANKS CORPORATION+                                                                        3,863,531
    112,020  TALBOTS INCORPORATED                                                                                    4,758,610
     75,800  WILSONS THE LEATHER EXPERTS INCORPORATED+                                                               1,444,937

                                                                                                                    10,067,078
                                                                                                                  -------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 13.78%
    224,220  D.R. HORTON INCORPORATED                                                                                4,742,253
     98,200  DEL WEBB CORPORATION+                                                                                   3,034,380
     91,135  MDC HOLDINGS INCORPORATED                                                                               3,586,162
     36,820  NVR INCORPORATED+                                                                                       6,001,660
    119,800  PULTE CORPORATION                                                                                       4,841,118
    109,000  TOLL BROTHERS INCORPORATED+                                                                             4,196,500

                                                                                                                    26,402,073
                                                                                                                  -------------
BUSINESS SERVICES - 6.98%
    124,700  ACTRADE FINANCIAL TECHNOLOGIES LIMITED+                                                                 2,860,306
    140,300  AMERISSOFT CORPORATION+                                                                                 1,823,900
    118,500  RENT-A-CENTER INCORPORATED+                                                                             5,443,594
    143,000  VERITY INCORPORATED+                                                                                    3,244,313

                                                                                                                    13,372,113
                                                                                                                  -------------
DEPOSITORY INSTITUTIONS - 4.10%
    211,300  EAST WEST BANCORP INCORPORATED                                                                          4,067,525
    150,400  GREATER BAY BANCORP                                                                                     3,788,200

                                                                                                                     7,855,725
                                                                                                                  -------------
EATING & DRINKING PLACES - 6.35%
    137,560  JACK IN THE BOX INCORPORATED+                                                                           4,119,922
    193,750  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                            4,819,531
    164,900  RUBY TUESDAY INCORPORATED                                                                               3,233,689

                                                                                                                    12,173,142
                                                                                                                  -------------
ELECTRIC GAS & SANITARY SERVICES - 6.48%
    194,200  AGL RESOURCES INCORPORATED                                                                              4,254,922
    160,900  ALLETE                                                                                                  4,154,438
    137,700  PUBLIC SERVICE COMPANY OF NEW MEXICO                                                                    3,994,677

                                                                                                                    12,404,037
                                                                                                                  -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 3.38%
    106,200  C&D TECHNOLOGIES INCORPORATED                                                                           2,931,120
     77,200  MICROSEMI CORPORATION+                                                                                  2,161,600
     60,700  PARK ELECTROCHEMICAL CORPORATION                                                                        1,371,820

                                                                                                                     6,464,540
                                                                                                                  -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS - 2.02%
     54,330  CONSTELLATION BRANDS INCORPORATED+                                                                   $  3,867,209
                                                                                                                  -------------
HEALTH SERVICES - 1.43%
    165,200  COVENTRY HEALTH CARE INCORPORATED+                                                                      2,736,125
                                                                                                                  -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.75%
    113,250  PLANNER SYSTEMS INCORPORATED+                                                                           1,443,938
                                                                                                                  -------------
INSURANCE CARRIERS - 9.34%
     66,800  HARLEYSVILLE GROUP INCORPORATED                                                                         1,482,125
    174,000  MID ATLANTIC MEDICAL SERVICES INCORPORATED+                                                             3,532,200
    146,500  OXFORD HEALTH PLANS INCORPORATED+                                                                       3,918,875
     97,800  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                 2,432,775
     50,500  RENAISSANCERE HOLDINGS LIMITED                                                                          3,535,505
     66,300  W. R. BERKLEY CORPORATION                                                                               2,987,644

                                                                                                                    17,889,124
                                                                                                                  -------------
LEATHER & LEATHER PRODUCTS - 3.14%
    219,340  GENESCO INCORPORATED+                                                                                   6,009,916
                                                                                                                  -------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 3.34%
     99,700  ESTERLINE TECHNOLOGIES CORPORATION+                                                                     2,168,475
     59,520  ORBOTECH LIMITED+                                                                                       1,848,840
     93,100  VARIAN INCORPORATED+                                                                                    2,379,869

                                                                                                                     6,397,184
                                                                                                                  -------------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.16%
    186,600  AMERICREDIT CORPORATION+                                                                                6,051,438
     64,000  DORAL FINANCIAL CORPORATION                                                                             1,920,000

                                                                                                                     7,971,438
                                                                                                                  -------------
OIL & GAS EXTRACTION - 9.89%
     65,800  KEY PRODUCTION COMPANY INCORPORATED+                                                                    1,365,350
    176,400  PATINA OIL & GAS CORPORATION                                                                            4,709,880
     94,300  POGO PRODUCING COMPANY                                                                                  2,782,793
     63,500  STONE ENERGY CORPORATION+                                                                               3,128,645
     72,100  TOM BROWN INCORPORATED+                                                                                 2,379,300
    224,760  VINTAGE PETROLEUM INCORPORATED                                                                          4,573,866

                                                                                                                    18,939,834
                                                                                                                  -------------
TRANSPORTATION BY AIR - 1.74%
    134,000  OFFSHORE LOGISTICS INCORPORATED+                                                                        3,324,875
                                                                                                                  -------------
WATER TRANSPORTATION - 2.28%
    102,400  TEEKAY SHIPPING CORPORATION                                                                             4,362,240
                                                                                                                  -------------
WHOLESALE TRADE - NONDURABLE GOODS - 2.59%
    134,900  HENRY SCHEIN INCORPORATED+                                                                              4,957,575
                                                                                                                  -------------

TOTAL COMMON STOCK (COST $144,850,194)                                                                             170,680,666
                                                                                                                  -------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                          INTEREST RATE    MATURITY DATE   VALUE
SHORT TERM INSTRUMENTS - 11.15%

REPURCHASE AGREEMENTS - 11.15%
$21,352,524  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT
  SECURITIES                                                                             5.38%         4/02/01    $ 21,352,524

TOTAL SHORT TERM INSTRUMENTS (COST $21,352,524)                                                                     21,352,524
                                                                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $166,202,718)*                           100.26%                                                            $192,033,190
OTHER ASSETS AND LIABILITIES NET                (0.26)                                                                (495,437)
                                               -------                                                            -------------
TOTAL NET ASSETS                               100.00%                                                            $191,537,753
                                               =======                                                            =============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 37,170,064
   GROSS UNREALIZED DEPRECIATION                                  (11,339,592)
                                                                 -------------
   NET UNREALIZED APPRECIATION                                   $ 25,830,472

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 96.15%

AMUSEMENT & RECREATION SERVICES - 0.96%
    204,500  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                 $  6,018,435
                                                                                                                  -------------
APPAREL & ACCESSORY STORES - 0.65%
     89,700  BURLINGTON COAT FACTORY WAREHOUSE                                                                       1,767,090
     90,400  WET SEAL INCORPORATED+                                                                                  2,316,500

                                                                                                                     4,083,590
                                                                                                                  -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.39%
    205,800  GILDAN ACTIVEWEAR INCORPORATED CLASS A+                                                                 3,735,270
    173,200  POLO RALPH LAUREN CORPORATION+                                                                          4,763,000
    245,200  QUIKSILVER INCORPORATED+                                                                                6,510,060

                                                                                                                    15,008,330
                                                                                                                  -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.63%
    191,600  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                           3,946,960
                                                                                                                  -------------
BUSINESS SERVICES - 10.96%
    277,600  ACXIOM CORPORATION+                                                                                     5,794,900
    117,000  AFFILIATED COMPUTER SERVICES CLASS A+                                                                   7,593,300
    236,000  AUTODESK INCORPORATED                                                                                   7,212,750
    254,000  AWARE INCORPORATED+                                                                                     2,444,750
    425,400  CNET NETWORKS INCORPORATED+                                                                             4,759,162
    513,900  DOUBLECLICK INCORPORATED+                                                                               5,941,969
    314,300  FREEMARKETS INCORPORATED+                                                                               2,995,672
    142,100  INTRANET SOLUTIONS INCORPORATED+                                                                        3,401,519
    152,900  MENTOR GRAPHICS CORPORATION+                                                                            3,153,562
    235,500  PEREGRINE SYSTEMS INCORPORATED+                                                                         4,592,250
    170,600  PROGRESS SOFTWARE CORPORATION+                                                                          2,473,700
    204,700  SENSORMATIC ELECTRONICS CORPORATION+                                                                    3,889,300
    205,800  SERENA SOFTWARE INCORPORATED+                                                                           1,877,925
    341,500  STRUCTURAL DYNAMICS RESEARCH CORPORATION+                                                               4,850,367
     89,600  SYNOPSYS INCORPORATED+                                                                                  4,205,600
    251,900  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                             3,593,511

                                                                                                                    68,780,237
                                                                                                                  -------------
CHEMICALS & ALLIED PRODUCTS - 12.59%
    138,100  ABGENIX INCORPORATED+                                                                                   3,271,244
    556,600  AGRIUM INCORPORATED                                                                                     7,013,160
    254,100  ALKERMES INCORPORATED+                                                                                  5,574,319
     40,100  ANDRX GROUP+                                                                                            1,964,900
    100,000  ARENA PHARMACEUTICALS INCORPORATED+                                                                     1,781,250
    113,600  BARR LABORATORIES INCORPORATED+                                                                         6,494,512
    373,300  CROMPTON CORPORATION                                                                                    4,180,960
    270,300  CUBIST PHARMACEUTICALS INCORPORATED+                                                                    6,622,350
    261,300  GUILFORD PHARMACEUTICALS INCORPORATED+                                                                  4,834,050
    414,500  HEMOSOL INCORPORATED+                                                                                   3,652,781
    360,900  LYONDELL CHEMICAL COMPANY                                                                               5,186,133

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    714,000  METHANEX CORPORATION+                                                                                $  5,712,000
    248,700  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                    5,129,438
    539,400  RPM INCORPORATED                                                                                        5,501,880
    257,500  TANOX INCORPORATED+                                                                                     5,005,156
    364,900  WELLMAN INCORPORATED                                                                                    7,024,325

                                                                                                                    78,948,458
                                                                                                                  -------------
COMMUNICATIONS - 0.81%
    344,800  ALLEGINACE TELECOM INCORPORATED+                                                                        5,085,800
                                                                                                                  -------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.96%
    184,200  INSITUFORM TECHNOLOGIES CLASS A+                                                                        6,009,525
                                                                                                                  -------------
DEPOSITORY INSTITUTIONS - 2.77%
    354,900  COMMERCIAL FEDERAL CORPORATION                                                                          7,914,270
    135,500  FIRSTFED FINANCIAL CORPORATION+                                                                         3,794,000
    404,500  HIBERNIA CORPORATION                                                                                    5,650,865

                                                                                                                    17,359,135
                                                                                                                  -------------
EATING & DRINKING PLACES - 2.16%
    243,900  JACK IN THE BOX INCORPORATED+                                                                           7,304,805
    318,100  RUBY TUESDAY INCORPORATED                                                                               6,237,941

                                                                                                                    13,542,746
                                                                                                                  -------------
ELECTRIC, GAS & SANITARY SERVICES - 1.19%
    242,600  ORION POWER HOLDINGS INCORPORATED+                                                                      7,447,820
                                                                                                                  -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.65%
    112,400  ACTIVE POWER INCORPORATED+                                                                              2,283,125
    275,700  ADC TELECOMMUNICATIONS INCORPORATED+                                                                    2,343,450
    189,400  ADVANCED FIBRE COMMUNICATIONS INCORPORATED+                                                             2,710,788
    202,500  BENCHMARK ELECTRONICS INCORPORATED+                                                                     3,948,750
    181,600  CAPSTONE TURBINE CORPORATION+                                                                           5,152,900
     82,900  MICROSEMI CORPORATION+                                                                                  2,321,200
    114,200  PHOTRONICS INCORPORATED+                                                                                2,819,313
    372,500  PROXIM INCORPORATED+                                                                                    3,748,281
    262,900  VALENCE TECHNOLOGY INCORPORATED+                                                                        1,199,481
    171,700  ZORAN CORPORATION+                                                                                      2,629,156

                                                                                                                    29,156,444
                                                                                                                  -------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 7.61%
    163,500  APPLERA CORPORATION+                                                                                    5,043,975
    242,400  AURORA BIOSCIENCES CORPORATION+                                                                         4,332,900
    261,100  CELGENE CORPORATION+                                                                                    6,527,500
    210,900  DIAMONDCLUSTER INTERNATIONAL INCORPORATED CLASS A+                                                      1,832,194
    383,300  KPMG CONSULTING INCORPORATED+                                                                           4,982,900
    152,800  LUMINEX CORPORATION+                                                                                    2,817,250
    114,100  MAXYGEN INCORPORATED+                                                                                   1,381,680

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
    300,100  OMNICARE INCORPORATED                                                                                $  6,437,145
    288,400  QUINTILES TRANSNATIONAL CORPORATION+                                                                    5,443,550
     20,000  SEQUENOM INCORPORATED+                                                                                    170,000
    334,500  UNITEDGLOBALCOM INCORPORATED+                                                                           4,390,312
    540,100  US ONCOLOGY INCORPORATED+                                                                               4,388,312

                                                                                                                    47,747,718
                                                                                                                  -------------
FOOD & KINDRED PRODUCTS - 2.39%
    130,600  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                              9,296,108
    130,800  EARTHGRAINS COMPANY                                                                                     2,779,500
    286,200  TOPPS COMPANY INCORPORATED+                                                                             2,897,775

                                                                                                                    14,973,383
                                                                                                                  -------------
FURNITURE & FIXTURES - 0.48%
    102,100  LEAR CORPORATION+                                                                                       2,991,530
                                                                                                                  -------------
HEALTH SERVICES - 8.67%
    831,900  CAREMARK RX INCORPORATED+                                                                              10,847,976
    857,800  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                             13,338,790
    140,000  LINCARE HOLDINGS INCORPORATED+                                                                          7,411,250
    534,900  MANOR CARE INCORPORATED+                                                                               10,911,960
    195,700  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                   4,344,540
    182,100  REHABCARE GROUP INCORPORATED+                                                                           7,502,520

                                                                                                                    54,357,036
                                                                                                                  -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.52%
    118,000  LINENS `N THINGS INCORPORATED+                                                                          3,245,000
                                                                                                                  -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.08%
     42,700  AMERICAN STANDARD COMPANIES INCORPORATED+                                                               2,522,289
    269,200  ASYST TECHNOLOGIES INCORPORATED+                                                                        3,499,600
    192,300  COMPUTER NETWORK TECHNOLOGY CORPORATION+                                                                2,139,338
     76,400  DRIL-QUIP INCORPORATED+                                                                                 1,833,600
    198,700  PENTAIR INCORPORATED                                                                                    5,062,876
  1,258,100  SILICON GRAPHICS INCORPORATED+                                                                          4,956,914
    324,500  STEWART & STEVENSON SERVICES INCORPORATED                                                               7,057,875
     79,100  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                    4,809,280

                                                                                                                    31,881,772
                                                                                                                  -------------
INSURANCE CARRIERS - 7.79%
    268,800  AMERICAN FINANCIAL GROUP INCORPORATED                                                                   6,478,080
    223,600  ANNUITY AND LIFE RE HOLDINGS LIMITED                                                                    6,652,100
     52,400  EVEREST RE GROUP LIMITED                                                                                3,485,648
    354,400  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                9,487,288
    217,900  HCC INSURANCE HOLDINGS INCORPORATED                                                                     5,763,455
    390,800  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                 11,098,720

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS (continued)
     30,900  W R BERKLEY CORPORATION                                                                              $  5,898,681

                                                                                                                    48,863,972
                                                                                                                  -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.62%
     97,600  COOPER COMPANIES INCORPORATED                                                                           4,621,360
    162,700  ESC MEDICAL SYSTEMS LIMITED+                                                                            3,914,969
    256,400  HAEMONETICS CORPORATION+                                                                                8,486,840
    160,100  MICROCHIP TECHNOLOGY INCORPORATED+                                                                      4,052,531
     86,200  ZYGO CORPORATION+                                                                                       1,632,413

                                                                                                                    22,708,113
                                                                                                                  -------------
MISCELLANEOUS RETAIL - 1.75%
    157,800  BARNES & NOBLE INCORPORATED+                                                                            3,771,420
    427,700  BORDERS GROUP INCORPORATED+                                                                             7,198,191

                                                                                                                    10,969,611
                                                                                                                  -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.91%
    196,700  CNF INCORPORATED                                                                                        5,682,663
                                                                                                                  -------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.33%
    257,000  AMERICREDIT CORPORATION+                                                                                8,334,510
                                                                                                                  -------------
OIL & GAS EXTRACTION - 4.32%
    148,300  COFLEXIP-SPONSORED ADR                                                                                  9,676,575
    489,500  PIONEER NATURAL RESOURCES COMPANY+                                                                      7,685,150
    115,800  SPINNAKER EXPLORATION COMPANY+                                                                          5,060,460
    230,700  VINTAGE PETROLEUM INCORPORATED                                                                          4,694,745

                                                                                                                    27,116,930
                                                                                                                  -------------
PAPER & ALLIED PRODUCTS - 3.19%
    299,900  BOISE CASCADE CORPORATION+                                                                              9,416,860
    335,700  PACKAGING CORPORATION OF AMERICA+                                                                       4,431,240
    139,400  TEMPLE-INLAND INCORPORATED                                                                              6,168,450

                                                                                                                    20,016,550
                                                                                                                  -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.04%
    275,800  SUNOCO INCORPORATED                                                                                     8,944,194
    107,900  VALERO ENERGY CORPORATION                                                                               3,830,450

                                                                                                                    12,774,644
                                                                                                                  -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.55%
    208,500  BELO CORPORATION CLASS A                                                                                3,433,995
                                                                                                                  -------------
RAILROAD TRANSPORTATION - 0.98%
    433,500  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                                           6,155,700
                                                                                                                  -------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION BY AIR - 1.94%
    565,800  AIRTRAN HOLDINGS INCORPORATED+                                                                       $  4,435,872
    121,000  ATLANTIC COAST AIRLINES HOLDINGS+                                                                       2,541,000
    224,000  SKYWEST INCORPORATED                                                                                    5,208,000

                                                                                                                    12,184,872
                                                                                                                  -------------
TRANSPORTATION EQUIPMENT - 1.31%
     73,300  OSHKOSH TRUCK CORPORATION                                                                               2,602,150
    148,500  TRIUMPH GROUP INCORPORATED+                                                                             5,643,000

                                                                                                                     8,245,150
                                                                                                                  -------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.95%
    121,600  AMERISOURCE HEALTH CORPORATION+                                                                         5,964,480
                                                                                                                  -------------
TOTAL COMMON STOCK (COST $589,853,646)                                                                             603,035,109
                                                                                                                  -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
SHORT-TERM INSTRUMENTS - 4.74%

REPURCHASE AGREEMENTS - 4.74%
$29,724,108  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY U.S. GOVERNMENT
  SECURITIES                                                                            5.38%          4/02/01      29,724,108

TOTAL SHORT-TERM INSTRUMENTS (COST $29,724,108)                                                                     29,724,108
                                                                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $619,577,754)*                           100.89%                                                            $632,759,217
OTHER ASSETS AND LIABILITIES NET                (0.89)                                                              (5,568,366)
                                               -------                                                            -------------
TOTAL NET ASSETS                               100.00%                                                            $627,190,851
                                               =======                                                            =============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 89,744,758
   GROSS UNREALIZED DEPRECIATION                                  (76,563,295)
                                                                 -------------
   NET UNREALIZED APPRECIATION                                   $ 13,181,463

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 95.74%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.42%
   148,162  PHILLIPS-VAN HEUSEN CORPORATION                                                                      $   2,234,282
    88,998  TROPICAL SPORTSWEAR INTERNATIONAL CORPORATION+                                                           1,668,713

                                                                                                                     3,902,995
                                                                                                                  ------------

AUTOMOTIVE, REPAIR SERVICES & PARKING - 1.64%
   128,256  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                            2,642,074
                                                                                                                  ------------

BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.56%
    71,862  D.R. HORTON INCORPORATED                                                                                 1,519,887
    47,560  STANDARD PACIFIC CORPORATION                                                                             1,003,516

                                                                                                                     2,523,403
                                                                                                                  ------------

BUSINESS SERVICES - 3.66%
   133,824  COVANTA ENERGY CORPORATION+                                                                              2,248,243
    95,135  EFUNDS CORPORATION+                                                                                      1,831,349
    71,530  NCO GROUP INCORPORATED+                                                                                  1,828,486

                                                                                                                     5,908,078
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 7.38%
   163,300  AGRIUM INCORPORATED                                                                                      2,057,580
   156,000  CROMPTON CORPORATION                                                                                     1,747,200
    66,400  CYTEC INDUSTRIES INCORPORATED+                                                                           2,126,128
    45,730  H B FULLER COMPANY                                                                                       1,926,376
    72,720  NOVA CHEMICALS CORPORATION                                                                               1,461,672
   301,970  USEC INCORPORATED                                                                                        2,596,942

                                                                                                                    11,915,898
                                                                                                                  ------------

COMMUNICATIONS - 0.32%
    92,630  ALASKA COMMUNICATIONS SYSTEMS HOLDINGS INCORPORATED+                                                       518,149
                                                                                                                  ------------

CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 0.57%
    71,708  DYCOM INDUSTRIES INCORPORATED+                                                                             925,033
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 8.74%
    50,925  CITIZENS BANKING CORPORATION                                                                             1,359,061
   112,175  COMMERCIAL FEDERAL CORPORATION                                                                           2,501,502
    88,200  INDEPENDENCE COMMUNITY BANK CORPORATION                                                                  1,537,988
    81,940  PACIFIC CENTURY FINANCIAL CORPORATION                                                                    1,556,860
    50,968  PACIFIC NORTHWEST BANCORP                                                                                  987,505
    61,500  PFF BANCORP INCORPORATED                                                                                 1,410,656
   103,310  RIGGS NATIONAL CORPORATION                                                                               1,640,046
   142,080  WAYPOINT FINANCIAL CORPORATION                                                                           1,508,890
    54,675  WEBSTER FINANCIAL CORPORATION                                                                            1,602,661

                                                                                                                    14,105,169
                                                                                                                  ------------

EATING & DRINKING PLACES - 0.61%
    46,760  O'CHARLEYS INCORPORATED+                                                                                   979,038
                                                                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES - 8.02%
    80,700  ALLETE                                                                                               $   2,083,674
   179,971  EL PASO ELECTRIC COMPANY+                                                                                2,627,576
    55,609  ENERGEN CORPORATION                                                                                      1,962,998
    51,375  OGE ENERGY CORPORATION                                                                                   1,181,111
    66,845  UGI CORPORATION                                                                                          1,637,034
    28,861  UIL HOLDINGS CORPORATION                                                                                 1,370,898
    61,245  WPS RESOURCES CORPORATION                                                                                2,090,292

                                                                                                                    12,953,583
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 4.30%
    59,793  ACTEL CORPORATION+                                                                                       1,222,019
    33,260  BENCHMARK ELECTRONICS INCORPORATED+                                                                        648,570
    82,700  CHECKPOINT SYSTEMS INCORPORATED+                                                                           781,515
    51,444  CTS CORPORATION                                                                                          1,067,463
    63,300  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             1,619,847
   169,248  U.S. INDUSTRIES INCORPORATED                                                                               988,408
    40,305  ZORAN CORPORATION+                                                                                         617,170

                                                                                                                     6,944,992
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.60%
   149,970  GRIFFON CORPORATION+                                                                                     1,184,763
   130,150  TOWER AUTOMOTIVE INCORPORATED+                                                                           1,396,510

                                                                                                                     2,581,273
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.07%
   170,276  TOPPS COMPANY INCORPORATED+                                                                              1,724,045
                                                                                                                  ------------

FOOD STORES - 2.73%
   132,800  PATHMARK STORES INCORPORATED+                                                                            2,284,160
   155,563  RUDDICK CORPORATION                                                                                      2,131,213

                                                                                                                     4,415,373
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 2.92%
   116,450  CONSOLIDATED STORES CORPORATION+                                                                         1,170,323
   104,280  SAKS INCORPORATED+                                                                                       1,355,640
   160,052  SHOPKO STORES INCORPORATED+                                                                              1,280,416
   109,600  VALUE CITY DEPARTMENT STORES INCORPORATED+                                                                 909,680

                                                                                                                     4,716,059
                                                                                                                  ------------

HEALTH SERVICES - 1.82%
   367,000  BEVERLY ENTERPRISES INCORPORATED+                                                                        2,936,000
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.01%
    66,460  TRIARC COMPANIES INCORPORATED+                                                                           1,634,916
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.83%
   107,170  APW LIMITED+                                                                                        $      919,519
    77,505  ASTEC INDUSTRIES INCORPORATED+                                                                           1,012,409
    71,800  CINCINNATI MILACRON INCORPORATED                                                                         1,300,298
    64,310  GRANT PRIDECO INCORPORATED+                                                                              1,106,132
    67,240  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                   911,942
    44,906  NORTEK INCORPORATED+                                                                                     1,228,179
    76,340  TEREX CORPORATION+                                                                                       1,324,499

                                                                                                                     7,802,978
                                                                                                                  ------------

INSURANCE CARRIERS - 7.13%
    60,000  AMERUS GROUP COMPANY                                                                                     1,821,000
    49,778  HARLEYSVILLE GROUP INCORPORATED                                                                          1,104,449
    54,380  HCC INSURANCE HOLDINGS INCORPORATED                                                                      1,438,351
    88,516  HEALTH NET INCORPORATED+                                                                                 1,824,315
    49,400  MID ATLANTIC MEDICAL SERVICES INCORPORATED+                                                              1,002,820
    53,320  MONY GROUP INCORPORATED                                                                                  1,770,224
    46,400  PROTECTIVE LIFE CORPORATION                                                                              1,423,088
    25,100  W.R. BERKLEY CORPORATION                                                                                 1,131,069

                                                                                                                    11,515,316
                                                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.47%
    52,715  COOPER COMPANIES INCORPORATED                                                                            2,496,055
   136,445  POLYMEDICA CORPORATION+                                                                                  3,104,124

                                                                                                                     5,600,179
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.34%
   110,313  HEXCEL CORPORATION+                                                                                      1,097,614
   206,725  ZOMAX INCORPORATED+                                                                                      1,059,466

                                                                                                                     2,157,080
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 0.51%
   218,640  OFFICEMAX INCORPORATED+                                                                                    819,900
                                                                                                                  ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.09%
    72,526  COVENANT TRANSPORTATION INCORPORATED+                                                                      988,167
    45,480  WERNER ENTERPRISES INCORPORATED                                                                            778,845

                                                                                                                     1,767,012
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.23%
    15,440  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+                                                                 368,244
                                                                                                                  ------------

OIL & GAS EXTRACTION - 2.24%
   166,210  CHESAPEAKE ENERGY CORPORATION+                                                                           1,470,959
    42,186  PRIDE INTERNATIONAL INCORPORATED+                                                                        1,002,339
    25,300  SEACOR SMIT INCORPORATED+                                                                                1,143,560

                                                                                                                     3,616,858
                                                                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS - 0.97%
    59,280  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                    $    681,720
    78,224  FIBERMARK INCORPORATED+                                                                                    887,060

                                                                                                                     1,568,780
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.59%
    77,140  TESORO PETROLEUM CORPORATION+                                                                              960,393
                                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 2.59%
   115,825  AK STEEL HOLDING CORPORATION                                                                             1,164,041
    47,831  MUELLER INDUSTRIES INCORPORATED+                                                                         1,436,843
    54,200  TEXAS INDUSTRIES INCORPORATED                                                                            1,573,426

                                                                                                                     4,174,310
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.81%
   267,875  MAIL-WELL INCORPORATED+                                                                                  1,304,551
                                                                                                                  ------------

REAL ESTATE INVESTMENT TRUST - 9.77%
    72,027  BRANDYWINE REALTY TRUST                                                                                  1,433,337
   113,600  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                1,669,920
    43,740  FIRST INDUSTRIAL REALTY TRUST INCORPORATED                                                               1,383,933
    49,300  FRANCHISE FINANCE CORPORATION OF AMERICA                                                                 1,228,556
    98,450  GLENBOROUGH REALTY TRUST INCORPORATED                                                                    1,713,030
    85,610  HEALTHCARE REALTY TRUST INCORPORATED+                                                                    2,063,201
    66,210  HIGHWOODS PROPERTIES INCORPORATED                                                                        1,632,077
    48,830  POST PROPERTIES INCORPORATED                                                                             1,709,050
    67,520  PRENTISS PROPERTIES TRUST                                                                                1,664,368
    39,424  STORAGE USA INCORPORATED                                                                                 1,284,434

                                                                                                                    15,781,906
                                                                                                                  ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.55%
    55,252  SPARTECH CORPORATION                                                                                       892,320
                                                                                                                  ------------

TRANSPORTATION BY AIR - 2.65%
    92,570  AIRBORNE INCORPORATED                                                                                      941,437
    57,290  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                               1,612,714
   141,415  FRONTIER AIRLINES INCORPORATED+                                                                          1,723,495

                                                                                                                     4,277,646
                                                                                                                  ------------

WATER TRANSPORTATION - 0.61%
    53,712  SEA CONTAINERS LIMITED                                                                                     981,318
                                                                                                                  ------------

WHOLESALE TRADE - DURABLE GOODS - 1.70%
    32,761  AVNET INCORPORATED                                                                                         671,600
    30,940  BORG WARNER INCORPORATED                                                                                 1,239,766
    56,551  HUGHES SUPPLY INCORPORATED                                                                                 826,776

                                                                                                                     2,738,142
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE - NONDURABLE GOODS - 4.29%
    45,234  HENRY SCHEIN INCORPORATED+                                                                             $ 1,662,349
    79,795  INTERNATIONAL MULTIFOODS CORPORATION                                                                     1,536,054
   219,660  NU SKIN ENTERPRISES INCORPORATED                                                                         1,867,110
   139,654  SUPERVALU INCORPORATED                                                                                   1,861,588

                                                                                                                     6,927,101
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $141,756,279)                                                                             154,580,112
                                                                                                                  ------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
SHORT TERM INSTRUMENTS - 4.38%

REPURCHASE AGREEMENTS - 4.38%
$7,071,477  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY
   U.S. GOVERNMENT SECURITIES                                                           5.38%       4/02/01          7,071,477

TOTAL SHORT TERM INSTRUMENTS (COST $7,071,477)                                                                       7,071,477
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $148,827,756)*                           100.12%                                                            $161,651,589
OTHER ASSETS AND LIABILITIES NET                (0.12)                                                                (187,756)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $161,463,833
                                               ======                                                             ============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 23,658,351
   GROSS UNREALIZED DEPRECIATION                                  (10,834,518)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $ 12,823,833

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK--

CORE PORTFOLIOS
               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                  DISCIPLINED             EQUITY
                                                                                       GROWTH             INCOME              INDEX
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    INVESTMENTS AT COST ..................................................       $163,061,344     $1,633,882,382     $1,244,160,675
    NET UNREALIZED APPRECIATION ..........................................          3,212,163        707,852,633        292,020,237
                                                                                 ------------     --------------     --------------
   TOTAL INVESTMENT AT VALUE .............................................        166,273,507      2,341,735,015      1,536,180,912
                                                                                 ------------     --------------     --------------
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS .....................                  0                  0                  0
   COLLATERAL FOR SECURITIES LOANED ......................................         31,985,178        235,140,094        245,364,021
   RECEIVABLE FOR INVESTMENTS SOLD .......................................                  0                  0                  0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ...........             89,247          4,571,455          1,395,390
   RECEIVABLE FOR DAILY VARIATION MARGIN .................................                  0                  0            214,450
   PREPAID EXPENSES AND OTHER ASSETS .....................................                  0             19,763                  0
                                                                                 ------------     --------------     --------------
TOTAL ASSETS .............................................................        198,347,932      2,581,466,327      1,783,154,773
                                                                                 ------------     --------------     --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .....................................                  0                  0                  0
   PAYABLE FOR SECURITIES LOANED .........................................         31,985,178        235,140,094        245,364,021
   PAYABLE ON FORWARD FOREIGN CURRENCY CONTRACTS .........................                  0                  0                  0
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES ..........................             98,235          1,397,219            159,659
   PAYABLE TO OTHER RELATED PARTIES ......................................                749             15,756              9,826
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................             24,001                  0              2,085
                                                                                 ------------     --------------     --------------
TOTAL LIABILITIES ........................................................         32,108,163        236,553,069        245,535,591
                                                                                 ------------     --------------     --------------
TOTAL NET ASSETS .........................................................       $166,239,769     $2,344,913,258     $1,537,619,182
                                                                                 ============     ==============     ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 CORE PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                               LARGE
                                                                                                   INTERNATIONAL             COMPANY
                                                                                 INTERNATIONAL            EQUITY              GROWTH
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    INVESTMENTS AT COST ..................................................        $646,378,141      $308,830,493      $2,247,803,839
    NET UNREALIZED APPRECIATION ..........................................         (77,836,359)      (33,051,864)        297,687,326
                                                                                  ------------      ------------      --------------
   TOTAL INVESTMENT AT VALUE .............................................         568,541,782       275,778,629       2,545,491,165
                                                                                  ------------      ------------      --------------
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS .....................           5,253,851                 0                   0
   COLLATERAL FOR SECURITIES LOANED ......................................           3,635,392        21,500,199         283,052,259
   RECEIVABLE FOR INVESTMENTS SOLD .......................................           2,210,977         3,525,614                   0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ...........           2,711,012           648,859           1,528,311
   RECEIVABLE FOR DAILY VARIATION MARGIN .................................                   0                 0                   0
   PREPAID EXPENSES AND OTHER ASSETS .....................................               7,320                 0               3,568
                                                                                  ------------      ------------      --------------
TOTAL ASSETS .............................................................         582,360,334       301,453,301       2,830,075,303
                                                                                  ------------      ------------      --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .....................................           2,402,181         4,276,549                   0
   PAYABLE FOR SECURITIES LOANED .........................................           3,635,392        21,500,199         283,052,259
   PAYABLE ON FORWARD FOREIGN CURRENCY CONTRACTS .........................             732,815                 0                   0
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES ..........................             645,603           308,111           1,759,318
   PAYABLE TO OTHER RELATED PARTIES ......................................                   0            89,470              49,480
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................           1,165,923           343,954                   0
                                                                                  ------------      ------------      --------------
TOTAL LIABILITIES ........................................................           8,581,914        26,518,283         284,861,057
                                                                                  ------------      ------------      --------------
TOTAL NET ASSETS .........................................................        $573,778,420      $274,935,018      $2,545,214,246
                                                                                  ============      ============      ==============


                                                                                       SMALL CAP         SMALL CAP
                                                                                           INDEX             VALUE
-------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    INVESTMENTS AT COST ..................................................          $171,980,409      $166,202,718
    NET UNREALIZED APPRECIATION ..........................................           (12,379,155)       25,830,472
                                                                                    ------------      ------------
   TOTAL INVESTMENT AT VALUE .............................................           159,601,254       192,033,190
                                                                                    ------------      ------------
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS .....................                     0                 0
   COLLATERAL FOR SECURITIES LOANED ......................................            28,902,164        38,812,632
   RECEIVABLE FOR INVESTMENTS SOLD .......................................               523,777                 0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ...........                90,205            37,193
   RECEIVABLE FOR DAILY VARIATION MARGIN .................................               335,750                 0
   PREPAID EXPENSES AND OTHER ASSETS .....................................                     0                 0
                                                                                    ------------      ------------
TOTAL ASSETS .............................................................           189,453,150       230,883,015
                                                                                    ------------      ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .....................................               332,670           302,660
   PAYABLE FOR SECURITIES LOANED .........................................            28,902,164        38,812,632
   PAYABLE ON FORWARD FOREIGN CURRENCY CONTRACTS .........................                     0                 0
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES ..........................                37,836           156,928
   PAYABLE TO OTHER RELATED PARTIES ......................................                13,660            26,598
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................                     0            46,444
                                                                                    ------------      ------------
TOTAL LIABILITIES ........................................................           29,286,330         39,345,262
                                                                                    ------------      ------------
TOTAL NET ASSETS .........................................................          $160,166,820      $191,537,753
                                                                                    ============      ============


                                                                                        SMALL             SMALL
                                                                                      COMPANY           COMPANY
                                                                                       GROWTH             VALUE
---------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
   INVESTMENTS AT COST ...................................................       $619,577,754      $148,827,756
   NET UNREALIZED APPRECIATION ...........................................         13,181,463        12,823,833
                                                                                 ------------      ------------
   TOTAL INVESTMENT AT VALUE .............................................        632,759,217       161,651,589
                                                                                 ------------      ------------
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS .....................                  0                 0
   COLLATERAL FOR SECURITIES LOANED ......................................         93,239,017        16,821,399
   RECEIVABLE FOR INVESTMENTS SOLD .......................................          5,810,863         2,512,999
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES ...........            124,645           310,332
   RECEIVABLE FOR DAILY VARIATION MARGIN .................................                  0                 0
   PREPAID EXPENSES AND OTHER ASSETS .....................................                  0                 0
                                                                                 ------------      ------------
TOTAL ASSETS .............................................................        731,933,742       181,296,319
                                                                                 ------------      ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .....................................         10,975,508         2,868,338
   PAYABLE FOR SECURITIES LOANED .........................................         93,239,017        16,821,399
   PAYABLE ON FORWARD FOREIGN CURRENCY CONTRACTS .........................                  0                 0
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES ..........................            518,149           109,774
   PAYABLE TO OTHER RELATED PARTIES ......................................              5,623                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................              4,594            32,975
                                                                                 ------------      ------------
TOTAL LIABILITIES ........................................................        104,742,891        19,832,486
                                                                                 ------------      ------------
TOTAL NET ASSETS .........................................................       $627,190,851      $161,463,833
                                                                                 ============      ============

CORE PORTFOLIOS
              STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                                    DISCIPLINED           EQUITY
                                                                                         GROWTH           INCOME            INDEX
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .............................................................       $      550,397   $   22,729,325     $  9,700,814
    INTEREST .............................................................              130,997          660,064        1,168,464
    SECURITIES LENDING ...................................................               19,495           85,470          164,662
                                                                                 --------------   --------------     ------------
TOTAL INVESTMENT INCOME ..................................................              700,889       23,474,859       11,033,940
                                                                                 --------------   --------------     ------------
EXPENSES
   ADVISORY FEES .........................................................              679,299        9,435,407        1,261,892
   CUSTODY ...............................................................               18,115          251,611          168,252
   ACCOUNTING ............................................................               37,210           76,024           63,069
   LEGAL .................................................................                1,195           13,214            3,162
   AUDIT .................................................................                7,529            9,823            9,823
   DIRECTORS' FEES .......................................................                2,119            2,119            2,119
   OTHER .................................................................                2,650           26,988           19,792
                                                                                 --------------   --------------     ------------
TOTAL EXPENSES ...........................................................              748,117        9,815,186        1,528,109
                                                                                 --------------   --------------     ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ...................................              (90,845)      (1,276,488)        (431,941)
   NET EXPENSES ..........................................................              657,272        8,538,698        1,096,168
                                                                                 --------------   --------------     ------------
NET INVESTMENT INCOME (LOSS) .............................................               43,617       14,936,161        9,937,772
                                                                                 --------------   --------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)  ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

   NET REALIZED GAIN (LOSS) FROM
    SECURITIES ...........................................................             (360,540)      68,970,431        3,074,318
   FOREIGN CURRENCY TRANSACTIONS .........................................                    0             (291)               0
   FINANCIAL FUTURES TRANSACTIONS ........................................                    0                0       (9,601,149)
                                                                                 --------------   --------------     ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................             (360,540)      68,970,140       (6,526,831)
                                                                                 --------------   --------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES ............................................................          (28,679,722)    (190,325,724)    (346,157,995)
   FOREIGN CURRENCY TRANSACTIONS .........................................                    0              327                0
   FINANCIAL FUTURES TRANSACTIONS ........................................                    0                0        1,072,624
                                                                                 --------------   --------------     ------------
   NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS ..................          (28,679,722)    (190,325,397)    (345,085,371)
                                                                                 --------------   --------------     ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..........................          (29,040,262)    (121,355,257)    (351,612,202)
                                                                                 --------------   --------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........         $(28,996,645)   $(106,419,096)   $(341,674,430)
                                                                                 ==============   ==============     ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF $447,222 FOR THE INTERNATIONAL PORTFOLIO AND $116,993 FOR THE INTERNATIONAL EQUITY PORTFOLIO


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 CORE PORTFOLIOS
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                                                     INTERNATIONAL
                                                                                  INTERNATIONAL             EQUITY
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .............................................................        $   2,759,733(1)   $   1,051,793(1)
    INTEREST .............................................................            1,094,008          1,126,275
    SECURITIES LENDING ...................................................               83,739             70,472
                                                                                  ---------------    ---------------
TOTAL INVESTMENT INCOME ..................................................            3,937,480          2,248,540
                                                                                  ---------------    ---------------
EXPENSES
   ADVISORY FEES .........................................................            3,272,316          1,514,875
   CUSTODY ...............................................................              820,566            378,719
   ACCOUNTING ............................................................               46,053             57,675
   LEGAL .................................................................               88,617             98,523
   AUDIT .................................................................               12,018             12,017
   DIRECTORS' FEES .......................................................                2,119              2,119
   OTHER .................................................................               55,479              4,499
                                                                                  ---------------    ---------------
TOTAL EXPENSES ...........................................................            4,297,168          2,068,427
                                                                                  ---------------    ---------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ...................................              (84,148)          (115,349)
   NET EXPENSES ..........................................................            4,213,020          1,953,077
                                                                                  ---------------    ---------------
NET INVESTMENT INCOME (LOSS) .............................................             (275,540)           295,463
                                                                                  ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS)  ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

   NET REALIZED GAIN (LOSS) FROM
    SECURITIES ...........................................................            5,239,896        (11,852,611)
   FOREIGN CURRENCY TRANSACTIONS .........................................           13,649,656            (13,933)
   FINANCIAL FUTURES TRANSACTIONS ........................................                    0                  0
                                                                                  ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................           18,889,552        (11,866,544)
                                                                                  ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES ............................................................         (107,038,944)       (41,585,596)
   FOREIGN CURRENCY TRANSACTIONS .........................................            3,597,711             (1,458)
   FINANCIAL FUTURES TRANSACTIONS ........................................                    0                  0
                                                                                  ---------------    ---------------
   NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS ..................         (103,441,233)       (41,587,054)
                                                                                  ---------------    ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..........................          (84,551,681)       (53,453,598)
                                                                                  ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........         $(84,827,221)      $(53,158,135)
                                                                                  ===============    ===============


                                                                                             LARGE
                                                                                           COMPANY          SMALL CAP
                                                                                            GROWTH              INDEX
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .............................................................      $        5,770,484     $      595,958
    INTEREST .............................................................               2,058,237            528,937
    SECURITIES LENDING ...................................................                 189,954             35,274
                                                                                ------------------     --------------
TOTAL INVESTMENT INCOME ..................................................               8,018,675          1,160,169
                                                                                ------------------     --------------
EXPENSES
   ADVISORY FEES .........................................................              11,355,946            217,618
   CUSTODY ...............................................................                 302,825             17,409
   ACCOUNTING ............................................................                  87,186             37,012
   LEGAL .................................................................                  13,825                800
   AUDIT .................................................................                   9,018              7,929
   DIRECTORS' FEES .......................................................                   2,117              2,119
   OTHER .................................................................                  66,295              3,537
                                                                                ------------------     --------------
TOTAL EXPENSES ...........................................................              11,837,212            286,424
                                                                                ------------------     --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ...................................                  (4,857)            (3,466)
   NET EXPENSES ..........................................................              11,832,355            282,958
                                                                                ------------------     --------------
NET INVESTMENT INCOME (LOSS) .............................................              (3,813,680)           877,211
                                                                                ------------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------

   NET REALIZED GAIN (LOSS) FROM
    SECURITIES ...........................................................              40,764,125          7,056,187
   FOREIGN CURRENCY TRANSACTIONS .........................................                       0                  0
   FINANCIAL FUTURES TRANSACTIONS ........................................                       0         (2,668,227)
                                                                                ------------------     --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................              40,764,125          4,387,960
                                                                                ------------------     --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES ............................................................          (1,069,717,923)       (16,959,863)
   FOREIGN CURRENCY TRANSACTIONS .........................................                       0                  0
   FINANCIAL FUTURES TRANSACTIONS ........................................                       0            390,349
                                                                                ------------------     --------------
   NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS ..................          (1,069,717,923)       (16,569,514)
                                                                                ------------------     --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..........................          (1,028,953,798)       (12,181,554)
                                                                                ------------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........         $(1,032,767,478)      $(11,304,343)
                                                                                ==================     ==============


                                                                                           SMALL            SMALL
                                                                      SMALL CAP          COMPANY          COMPANY
                                                                          VALUE           GROWTH            VALUE
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .................................................... $     589,581  $     1,486,316     $  1,715,477
    INTEREST ....................................................       460,035        1,136,072          180,185
    SECURITIES LENDING ..........................................        66,665          132,190           18,854
                                                                  -------------  ---------------     ------------
TOTAL INVESTMENT INCOME .........................................     1,116,281        2,754,578        1,914,516
                                                                  -------------  ---------------     ------------
EXPENSES
   ADVISORY FEES ................................................       946,466        3,159,391          800,988
   CUSTODY ......................................................        21,033           70,209           17,800
   ACCOUNTING ...................................................        40,168           47,414           38,767
   LEGAL ........................................................         1,915            3,776            1,093
   AUDIT ........................................................         7,529            8,775            8,775
   DIRECTORS' FEES ..............................................         2,119            2,119            2,119
   OTHER ........................................................         5,302            8,160            1,898
                                                                  -------------  ---------------     ------------
TOTAL EXPENSES ..................................................     1,024,532        3,299,844          871,440
                                                                  -------------  ---------------     ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ..........................      (264,640)          (7,870)        (170,140)
   NET EXPENSES .................................................       759,892        3,291,974          701,300
                                                                  -------------  ---------------     ------------
NET INVESTMENT INCOME (LOSS) ....................................       356,389         (537,396)       1,213,216
                                                                  -------------  ---------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)  ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------

   NET REALIZED GAIN (LOSS) FROM
    SECURITIES ..................................................    (4,074,533)     (41,176,123)      23,537,483
   FOREIGN CURRENCY TRANSACTIONS ................................             0                0                0
   FINANCIAL FUTURES TRANSACTIONS ...............................             0                0                0
                                                                  -------------  ---------------     ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................    (4,074,533)     (41,176,123)      23,537,483
                                                                  -------------  ---------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES ...................................................   (23,082,162)     (92,194,783)      (1,000,631)
   FOREIGN CURRENCY TRANSACTIONS ................................           (44)               0                0
   FINANCIAL FUTURES TRANSACTIONS ...............................             0                0                0
                                                                  -------------  ---------------     ------------
   NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS .........   (23,082,206)     (92,194,783)      (1,000,631)
                                                                  -------------  ---------------     ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................   (27,156,739)    (133,370,906)      22,536,852
                                                                  -------------  ---------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . $ (26,800,350)   $(133,908,302)     $23,750,068
                                                                  =============  ===============     ============

CORE PORTFOLIOS                               STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    DISCIPLINED GROWTH                      EQUITY INCOME
                                                          ----------------------------------    ----------------------------------
                                                             (UNAUDITED)                           (UNAUDITED)
                                                             FOR THE SIX             FOR THE       FOR THE SIX             FOR THE
                                                            MONTHS ENDED          YEAR ENDED      MONTHS ENDED          YEAR ENDED
                                                          MARCH 31, 2001  SEPTEMBER 30, 2000    MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS .................................   $192,689,294        $201,399,232    $2,601,207,077      $2,454,562,674
                                                            ------------        ------------    --------------      --------------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................         43,617             407,818        14,936,161          36,419,586
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD .......       (360,540)         36,048,944        68,970,140          79,715,569
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS .......................    (28,679,722)            751,040      (190,325,397)        (81,395,684)
                                                            ------------        ------------    --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................    (28,996,645)         37,207,802      (106,419,096)         34,739,471
                                                            ------------        ------------    --------------      --------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................     24,667,122          28,631,169        82,605,926         578,510,587
   WITHDRAWALS ..........................................    (22,120,002)        (74,548,909)     (232,480,649)       (466,605,655)
                                                            ------------        ------------    --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ......................      2,547,120         (45,917,740)     (149,874,723)        111,904,932
                                                            ------------        ------------    --------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS ...................    (26,449,525)         (8,709,938)     (256,293,819)        146,644,403
                                                            ------------        ------------    --------------      --------------

ENDING NET ASSETS .......................................   $166,239,769        $192,689,294    $2,344,913,258      $2,601,207,077
                                                            ============        ============    ==============      ==============

STATEMENT OF CHANGES IN NET ASSETS                               CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          INDEX                             INTERNATIONAL
                                                          -----------------------------------   ----------------------------------
                                                             (UNAUDITED)                           (UNAUDITED)
                                                             FOR THE SIX              FOR THE      FOR THE SIX             FOR THE
                                                            MONTHS ENDED           YEAR ENDED     MONTHS ENDED          YEAR ENDED
                                                          MARCH 31, 2001   SEPTEMBER 30, 2000   MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS ...............................   $1,799,244,320       $1,583,558,662    $ 696,414,669       $ 803,919,481
                                                          --------------       --------------    -------------       -------------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................        9,937,772           20,208,840         (275,540)          1,285,172
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD .....       (6,526,831)          77,692,490       18,889,552         188,963,963
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS .....................     (345,085,371)         113,818,829     (103,441,233)        (64,119,300)
                                                          --------------       --------------    -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................     (341,674,430)         211,720,159      (84,827,221)        126,129,835
                                                          --------------       --------------    -------------       -------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ......................................      151,473,678          230,919,882       47,750,839         191,483,305
   WITHDRAWALS ........................................      (71,424,386)        (226,954,383)     (85,559,867)       (425,117,952)
                                                          --------------       --------------    -------------       -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       80,049,292            3,965,499      (37,809,028)       (233,634,647)
                                                          --------------       --------------    -------------       -------------

NET INCREASE (DECREASE) IN NET ASSETS .................     (261,625,138)         215,685,658     (122,636,249)       (107,504,812)
                                                          --------------       --------------    -------------       -------------

ENDING NET ASSETS .....................................   $1,537,619,182       $1,799,244,320    $ 573,778,420       $ 696,414,669
                                                          ==============       ==============    =============       =============


                                                                   INTERNATIONAL EQUITY
                                                          -----------------------------------
                                                             (UNAUDITED)
                                                             FOR THE SIX              FOR THE
                                                            MONTHS ENDED           YEAR ENDED
                                                          MARCH 31, 2001   SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS ...............................     $316,235,786         $150,544,960
                                                            ------------         ------------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................          295,463              174,504
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD .....      (11,866,544)          45,866,090
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS .....................      (41,587,054)          (9,996,901)
                                                            ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................      (53,158,135)          36,043,693
                                                            ------------         ------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ......................................       30,490,937          227,285,108
   WITHDRAWALS ........................................      (18,633,570)         (97,637,975)
                                                            ------------         ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       11,857,367          129,647,133
                                                            ------------         ------------

NET INCREASE (DECREASE) IN NET ASSETS .................      (41,300,768)         165,690,826
                                                            ------------         ------------

ENDING NET ASSETS .....................................     $274,935,018         $316,235,786
                                                            ============         ============

CORE PORTFOLIOS                               STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    LARGE COMPANY GROWTH                  SMALL CAP INDEX
                                                          -----------------------------------   ---------------------------------
                                                              (UNAUDITED)                          (UNAUDITED)
                                                              FOR THE SIX             FOR THE      FOR THE SIX             FOR THE
                                                             MONTHS ENDED          YEAR ENDED     MONTHS ENDED          YEAR ENDED
                                                           MARCH 31, 2001  SEPTEMBER 30, 2000   MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS ...............................   $ 3,234,783,066      $2,038,377,260     $182,875,588        $154,386,892
                                                          ---------------      --------------     ------------        ------------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................        (3,813,680)         (8,546,168)         877,211           1,785,608
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD .....        40,764,125          78,004,123        4,387,960          15,956,163
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS .....................    (1,069,717,923)        623,998,476      (16,569,514)         18,526,984
                                                          ---------------      --------------     ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................    (1,032,767,478)        693,456,431      (11,304,343)         36,268,755
                                                          ---------------      --------------     ------------        ------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ......................................       468,497,739         923,765,637       15,764,566          38,490,955
   WITHDRAWALS ........................................      (125,299,081)       (420,816,262)     (27,168,991)        (46,271,014)
                                                          ---------------      --------------     ------------        ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       343,198,658         502,949,375      (11,404,425)         (7,780,059)
                                                          ---------------      --------------     ------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS .................      (689,568,820)      1,196,405,806      (22,708,768)         28,488,696
                                                          ---------------      --------------     ------------        ------------

ENDING NET ASSETS .....................................   $ 2,545,214,246      $3,234,783,066     $160,166,820        $182,875,588
                                                          ===============      ==============     ============        ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                               CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                    SMALL CAP VALUE                    SMALL COMPANY GROWTH
                                                          ----------------------------------    ----------------------------------
                                                             (UNAUDITED)                           (UNAUDITED)
                                                             FOR THE SIX             FOR THE       FOR THE SIX             FOR THE
                                                            MONTHS ENDED          YEAR ENDED      MONTHS ENDED          YEAR ENDED
                                                          MARCH 31, 2001  SEPTEMBER 30, 2000    MARCH 31, 2001  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS ................................    $225,883,004        $173,026,520     $ 785,000,460       $ 667,576,772
                                                            ------------        ------------     -------------       -------------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................         356,388             157,541          (537,396)         (2,173,748)
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD ......      (4,074,533)         17,965,269       (41,176,123)        182,508,596
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ......................     (23,082,205)         25,367,721       (92,194,783)         44,204,908
                                                            ------------        ------------     -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................     (26,800,350)         43,490,531      (133,908,302)        224,539,756
                                                            ------------        ------------     -------------       -------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS .......................................      23,094,168          65,107,528        50,446,949         102,175,790
   WITHDRAWALS .........................................     (30,639,069)        (55,741,575)      (74,348,256)       (209,291,858)
                                                            ------------        ------------     -------------       -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS .....................      (7,544,901)          9,365,953       (23,901,307)       (107,116,068)
                                                            ------------        ------------     -------------       -------------

NET INCREASE (DECREASE) IN NET ASSETS ..................     (34,345,251)         52,856,484      (157,809,609)        117,423,688
                                                            ------------        ------------     -------------       -------------

ENDING NET ASSETS ......................................    $191,537,753        $225,883,004     $ 627,190,851       $ 785,000,460
                                                            ============        ============     =============       =============


                                                                    SMALL COMPANY VALUE
                                                           ------------------------------------
                                                              (UNAUDITED)
                                                              FOR THE SIX               FOR THE
                                                             MONTHS ENDED            YEAR ENDED
                                                           MARCH 31, 2001    SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS ................................     $183,942,825          $152,160,571
                                                             ------------          ------------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................        1,213,216             2,376,720
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS SOLD ......       23,537,483             5,290,965
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ......................       (1,000,631)           17,232,119
                                                             ------------          ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................       23,750,068            24,899,804
                                                             ------------          ------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS .......................................       12,326,709            50,248,487
   WITHDRAWALS .........................................      (58,555,769)          (43,366,037)
                                                             ------------          ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS .....................      (46,229,060)            6,882,450
                                                             ------------          ------------

NET INCREASE (DECREASE) IN NET ASSETS ..................      (22,478,992)           31,782,254
                                                             ------------          ------------

ENDING NET ASSETS ......................................     $161,463,833          $183,942,825
                                                             ============          ============

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                          ------------------------------------------------------          PORTFOLIO
                                                           NET INVESTMENT                  NET             GROSS           TURNOVER
                                                             INCOME (LOSS)            EXPENSES        EXPENSES(1)              RATE
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........            0.05%               0.73%              0.83%                60%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................            0.20%               0.75%              0.84%               106%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................           (0.04)%              0.97%              1.02%                21%
JUNE 1, 1998 TO MAY 31, 1999 ............................            0.15%               0.97%              1.02%                90%
OCTOBER 1, 1997(2) TO MAY 31, 1998 ......................            0.55%               1.01%              1.06%                68%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........            1.19%               0.68%              0.78%                 2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................            1.42%               0.67%              0.76%                 9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................            1.43%               0.54%              0.57%                 5%
JUNE 1, 1998 TO MAY 31, 1999 ............................            1.53%               0.55%              0.57%                 3%
JUNE 1, 1997(2) TO MAY 31, 1998 .........................            1.76%               0.52%              0.57%                 3%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........            1.18%               0.13%              0.18%                 1%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................            1.13%               0.13%              0.18%                 8%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................            1.25%               0.18%              0.23%                11%
JUNE 1, 1998 TO MAY 31, 1999 ............................            1.35%               0.18%              0.23%                 4%
JUNE 1, 1997 TO MAY 31, 1998 ............................            1.60%               0.19%              0.24%                 7%
JUNE 1, 1996 TO MAY 31, 1997 ............................            2.03%               0.11%              0.31%                 7%
NOVEMBER 1, 1995 TO MAY 31, 1996 ........................            2.35%               0.17%              0.32%                 7%
NOVEMBER 11, 1994(2) TO OCTOBER 31, 1995 ................            2.42%               0.17%              0.33%                 8%

INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........           (0.08)%              1.28%              1.31%                87%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................            3.00%               1.24%              1.32%               124%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................            1.79%               0.61%              0.68%                23%
JUNE 1, 1998 TO MAY 31, 1999 ............................            1.29%               0.61%              0.69%                94%
JUNE 1, 1997 TO MAY 31, 1998 ............................            1.23%               0.66%              0.68%                37%
JUNE 1, 1996 TO MAY 31, 1997 ............................            1.53%               0.19%              0.67%                53%
NOVEMBER 1, 1995 TO MAY 31, 1996 ........................            1.75%               0.23%              0.68%                18%
NOVEMBER 11, 1994(2) TO OCTOBER 31, 1995 ................            1.94%               0.25%              0.70%                28%

INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........            0.20%               1.29%              1.36%                21%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................            0.06%               1.30%              1.39%                64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................            0.21%               1.40%              1.40%                11%
FEBRUARY 12, 1999(2) TO MAY 31, 1999 ....................            1.92%               1.40%              1.45%                12%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED)                       (0.25)%              0.78%              0.78%                 9%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................           (0.30)%              0.77%              0.77%                 9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................           (0.07)%              0.69%              0.72%                 5%
JUNE 1, 1998 TO MAY 31, 1999 ............................           (0.19)%              0.71%              0.72%                28%
JUNE 1, 1997(2) TO MAY 31, 1998 .........................           (0.03)%              0.67%              0.73%                13%

SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........            1.01%               0.33%              0.33%                15%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................            1.03%               0.33%              0.34%                42%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................            0.53%               0.44%              0.50%                23%
JUNE 1, 1998 TO MAY 31, 1999 ............................            0.76%               0.44%              0.48%                26%
APRIL 9, 1998(2) TO MAY 31, 1998 ........................            1.04%               0.52%              0.54%                 2%

SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........            0.34%               0.72%              0.97%             50.32%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................            0.08%               0.68%              1.00%               124%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................           (0.32)%              1.06%              1.10%                49%
JUNE 1, 1998 TO MAY 31, 1999 ............................           (0.20)%              1.05%              1.10%               108%
OCTOBER 1, 1997(2) TO MAY 31, 1998 ......................           (0.17)%              1.08%              1.13%                79%

SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........           (0.15)%              0.94%              0.94%               111%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................           (0.28)%              0.94%              0.94%               203%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................           (0.22)%              0.94%              0.98%                55%
JUNE 1, 1998 TO MAY 31, 1999 ............................           (0.25)%              0.98%              0.98%               154%
JUNE 1, 1997(2) TO MAY 31, 1998 .........................           (0.41)%              0.93%              0.98%               123%

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO MARCH 31, 2001 (UNAUDITED) ...........            1.36%               0.79%              0.97%                46%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...................            1.37%               0.81%              1.00%               114%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ......................            0.83%               1.00%              1.04%                28%
JUNE 1, 1998 TO MAY 31, 1999 ............................            0.76%               0.99%              1.04%                97%
JUNE 1, 1997(2) TO MAY 31, 1998 .........................            0.69%               0.99%              1.04%                99%

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 5).

(2)  COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

     Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International, International Equity, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").

     Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

     Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

     Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     The International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following short contracts were held by the International Portfolio during the six months ended March 31, 2001:

                                                                                          Net Unrealized
                                                                                           Appreciation/
      Date                Currency                          Value           Proceeds      (Depreciation)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
      05/03/01          BRITISH POUND                     32,663,439       $31,930,624     $ (732,815)
----------------------------------------------------------------------------------------------------------
      05/23/01          JAPANESE YEN                   2,636,211,000        22,877,024      1,702,977
----------------------------------------------------------------------------------------------------------
      06/07/01          JAPANESE YEN                   3,692,766,000        21,592,885      1,873,504
----------------------------------------------------------------------------------------------------------
      06/14/01          JAPANESE YEN                   4,127,955,000        34,923,920      1,677,370

FUTURES CONTRACTS

     Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2001, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                               Net Unrealized
                                                                                   Notional     Appreciation/
   Contracts      Portfolio                 Type          Expiration Date    Contract Value    (Depreciation)
------------------------------------------------------------------------------------------------------------
   105 LONG  INDEX PORTFOLIO              S&P 500 INDEX      JUNE 2001      $32,445,300        $458,750
------------------------------------------------------------------------------------------------------------
   83 LONG   SMALL CAP INDEX PORTFOLIO    RUSSELL 2000       JUNE 2001          (28,500)        (28,500)

     The Index and Small Cap Index Portfolios have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $2,585,000 and $1,970,000, respectively.

REPURCHASE AGREEMENTS

     Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

     The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------


   Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of March 31, 2001, the value of securities on loan and the value of the related collateral were as follows:


      Portfolio                                                              Securities     Collateral
----------------------------------------------------------------------------------------------------------
      DISCIPLINED GROWTH PORTFOLIO                                          $ 31,000,165   $ 31,985,178
----------------------------------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                                                228,524,502    235,140,094
----------------------------------------------------------------------------------------------------------
      INDEX PORTFOLIO                                                        240,257,195    245,364,021
----------------------------------------------------------------------------------------------------------
      INTERNATIONAL PORTFOLIO                                                  3,643,027      3,635,392
----------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY PORTFOLIO                                          20,101,799     21,500,199
----------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH PORTFOLIO                                         272,698,054    283,052,259
----------------------------------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO                                               27,807,533     28,902,164
----------------------------------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO                                               38,045,898     38,812,632
----------------------------------------------------------------------------------------------------------
      SMALL COMPANY GROWTH PORTFOLIO                                          90,855,379     93,239,017
----------------------------------------------------------------------------------------------------------
      SMALL COMPANY VALUE PORTFOLIO                                           16,227,513     16,821,399

FEDERAL INCOME TAXES

     Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


3. ADVISORY FEES

     The investment advisor of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios' advisor is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolios.

     Funds Management has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management International Inc., Smith Asset Management Group, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the Portfolios to the advisor. These sub-advisors provided the same services to the predecessor portfolios.


     Portfolio                   Advisory Fee          Sub-advisor               Sub-Advisory Fee
------------------------------------------------------------------------------------------------------------------------
     DISCIPLINED GROWTH PORTFOLIO     0.75%         SMITH ASSET MANAGEMENT        $                0-175 MILLION, 0.35%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 175-225 MILLION, 0.00%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 225-500 MILLION, 0.25%
------------------------------------------------------------------------------------------------------------------------
                                                                                        GREATER THAN 500 MILLION, 0.20%
------------------------------------------------------------------------------------------------------------------------
     EQUITY INCOME PORTFOLIO          0.75%       WELLS CAPITAL MANAGEMENT                         0-200 MILLION, 0.25%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 200-400 MILLION, 0.20%
------------------------------------------------------------------------------------------------------------------------
                                                                                        GREATER THAN 400 MILLION, 0.15%
------------------------------------------------------------------------------------------------------------------------
     INDEX PORTFOLIO                  0.15%       WELLS CAPITAL MANAGEMENT                         0-200 MILLION, 0.02%
------------------------------------------------------------------------------------------------------------------------
                                                                                        GREATER THAN 200 MILLION, 0.01%
------------------------------------------------------------------------------------------------------------------------
     INTERNATIONAL PORTFOLIO          1.00%    SCHRODER CAPITAL MANAGEMENT                         0-100 MILLION, 0.45%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 100-200 MILLION, 0.35%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 200-600 MILLION, 0.20%
------------------------------------------------------------------------------------------------------------------------
                                                                                       GREATER THAN 600 MILLION, 0.185%
------------------------------------------------------------------------------------------------------------------------
     INTERNATIONAL EQUITY PORTFOLIO   1.00%       WELLS CAPITAL MANAGEMENT                         0-200 MILLION, 0.35%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 200-400 MILLION, 0.25%
------------------------------------------------------------------------------------------------------------------------
                                                                                        GREATER THAN 400 MILLION, 0.15%
------------------------------------------------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO   0.75%   PEREGRINE CAPITAL MANAGEMENT                          0-25 MILLION, 0.75%
------------------------------------------------------------------------------------------------------------------------
                                                                                                   25-50 MILLION, 0.60%
------------------------------------------------------------------------------------------------------------------------
                                                                                                  50-275 MILLION, 0.50%
------------------------------------------------------------------------------------------------------------------------
                                                                                        GREATER THAN 275 MILLION, 0.30%
------------------------------------------------------------------------------------------------------------------------
     SMALL CAP INDEX PORTFOLIO        0.25%       WELLS CAPITAL MANAGEMENT                         0-200 MILLION, 0.02%
------------------------------------------------------------------------------------------------------------------------
                                                                                        GREATER THAN 200 MILLION, 0.01%
------------------------------------------------------------------------------------------------------------------------
     SMALL CAP VALUE PORTFOLIO        0.90%         SMITH ASSET MANAGEMENT                         0-110 MILLION, 0.45%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 110-150 MILLION, 0.00%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 150-300 MILLION, 0.30%
------------------------------------------------------------------------------------------------------------------------
                                                                                        GREATER THAN 300 MILLION, 0.25%
------------------------------------------------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO   0.90%   PEREGRINE CAPITAL MANAGEMENT                          0-50 MILLION, 0.90%
------------------------------------------------------------------------------------------------------------------------
                                                                                                  50-180 MILLION, 0.75%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 180-340 MILLION, 0.65%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 340-685 MILLION, 0.50%
------------------------------------------------------------------------------------------------------------------------
                                                                                                 685-735 MILLION, 0.52%
------------------------------------------------------------------------------------------------------------------------
                                                                                         GREATER THAN 735 MILLION 0.55%
------------------------------------------------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO    0.90%   PEREGRINE CAPITAL MANAGEMENT                         0-200 MILLION, 0.50%
------------------------------------------------------------------------------------------------------------------------
                                                                                        GREATER THAN 200 MILLION, 0.75%

NOTES TO FINANCIAL STATEMENTS      CORE PORTFOLIOS
--------------------------------------------------------------------------------


4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Currently there are no administration fees charged to the Portfolios at the core level. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International and International Equity Portfolios. Wells Fargo Bank, MN receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets.

     Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES

     For the six months ended March 31, 2001, fees waived by Funds Management were as follows:

                                                                    Fees Waived
      Portfolio                                                 by Funds Management
-----------------------------------------------------------------------------------
      DISCIPLINED GROWTH PORTFOLIO                                 $    90,845
-----------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                                        1,276,488
-----------------------------------------------------------------------------------
      INDEX PORTFOLIO                                                  431,941
-----------------------------------------------------------------------------------
      INTERNATIONAL PORTFOLIO                                           84,148
-----------------------------------------------------------------------------------
      INTERNATIONAL EQUITY PORTFOLIO                                   115,349
-----------------------------------------------------------------------------------
      LARGE COMPANY GROWTH PORTFOLIO                                     4,857
-----------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO                                          3,466
-----------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO                                        264,640
-----------------------------------------------------------------------------------
      SMALL COMPANY GROWTH PORTFOLIO                                     7,870
-----------------------------------------------------------------------------------
      SMALL COMPANY VALUE PORTFOLIO                                    170,140

6. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the six months ended March 31, 2001 were as follows:

                          AGGREGATE PURCHASES AND SALES

      Portfolio                                      Purchases at Cost    Sales Proceeds
------------------------------------------------------------------------------------------
      DISCIPLINED GROWTH PORTFOLIO                     $110,861,280      $107,606,418
------------------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                           412,739,437       215,953,320
------------------------------------------------------------------------------------------
      INDEX PORTFOLIO                                    87,970,898        19,509,938
------------------------------------------------------------------------------------------
      INTERNATIONAL PORTFOLIO                           483,318,356       456,164,667
------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY PORTFOLIO                     58,480,695        55,464,119
------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH PORTFOLIO                    592,976,404       264,405,780
------------------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO                          24,699,092        42,660,950
------------------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO                         100,011,027       119,478,443
------------------------------------------------------------------------------------------
      SMALL COMPANY GROWTH PORTFOLIO                    751,498,741       765,147,177
------------------------------------------------------------------------------------------
      SMALL COMPANY VALUE PORTFOLIO                      79,079,574       126,391,343

7. CONTRIBUTION OF SECURITIES

     In connection with the consolidation of the Stagecoach Family of Funds and the Norwest Advantage Funds into Wells Fargo Funds Trust and the acquisition of certain Great Plains Funds by Wells Fargo Funds Trust, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table:


      Portfolio                                                    Net Portfolio Assets      Unrealized Gain
--------------------------------------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                                         $318,647,802             $75,910,691
--------------------------------------------------------------------------------------------------------------
      SMALL CAP VALUE PORTFOLIO                                         23,129,461               3,402,031

LIST OF ABBREVIATIONS                                                STOCK FUNDS
--------------------------------------------------------------------------------


   The following is a list of common abbreviations for terms and entities which may have appeared in this report.

   ABAG       - ASSOCIATION OF BAY AREA GOVERNMENTS
   ADR        - AMERICAN DEPOSITORY RECEIPTS
   AMBAC      - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
   AMT        - ALTERNATIVE MINIMUM TAX
   ARM        - ADJUSTABLE RATE MORTGAGES
   BART       - BAY AREA RAPID TRANSIT
   CDA        - COMMUNITY DEVELOPMENT AUTHORITY
   CDSC       - CONTINGENT DEFERRED SALES CHARGE
   CGIC       - CAPITAL GUARANTY INSURANCE COMPANY
   CGY        - CAPITAL GUARANTY CORPORATION
   CMT        - CONSTANT MATURITY TREASURY
   COFI       - COST OF FUNDS INDEX
   Connie Lee - CONNIE LEE INSURANCE COMPANY
   COP        - CERTIFICATE OF PARTICIPATION
   CP         - COMMERCIAL PAPER
   CTF        - COMMON TRUST FUND
   DW&P       - DEPARTMENT OF WATER & POWER
   DWR        - DEPARTMENT OF WATER RESOURCES
   EDFA       - EDUCATION FINANCE AUTHORITY
   FGIC       - FINANCIAL GUARANTY INSURANCE CORPORATION
   FHA        - FEDERAL HOUSING AUTHORITY
   FHLB       - FEDERAL HOME LOAN BANK
   FHLMC      - FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA       - FEDERAL NATIONAL MORTGAGE ASSOCIATION
   FRN        - FLOATING RATE NOTES
   FSA        - FINANCIAL SECURITY ASSURANCE, INC
   GNMA       - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   GO         - GENERAL OBLIGATION
   HFA        - HOUSING FINANCE AUTHORITY
   HFFA       - HEALTH FACILITIES FINANCING AUTHORITY
   IDA        - INDUSTRIAL DEVELOPMENT AUTHORITY
   LIBOR      - LONDON INTERBANK OFFERED RATE
   LLC        - LIMITED LIABILITY CORPORATION
   LOC        - LETTER OF CREDIT
   LP         - LIMITED PARTNERSHIP
   MBIA       - MUNICIPAL BOND INSURANCE ASSOCIATION
   MFHR       - MULTI-FAMILY HOUSING REVENUE
   MUD        - MUNICIPAL UTILITY DISTRICT
   MTN        - MEDIUM TERM NOTE
   PCFA       - POLLUTION CONTROL FINANCE AUTHORITY
   PCR        - POLLUTION CONTROL REVENUE
   PFA        - PUBLIC FINANCE AUTHORITY
   PLC        - PRIVATE PLACEMENT
   PSFG       - PUBLIC SCHOOL FUND GUARANTY
   RAW        - REVENUE ANTICIPATION WARRANTS
   RDA        - REDEVELOPMENT AUTHORITY
   RDFA       - REDEVELOPMENT FINANCE AUTHORITY
   R&D        - RESEARCH & DEVELOPMENT
   SFMR       - SINGLE FAMILY MORTGAGE REVENUE
   TBA        - TO BE ANNOUNCED
   TRAN       - TAX REVENUE ANTICIPATION NOTES
   USD        - UNIFIED SCHOOL DISTRICT
   V/R        - VARIABLE RATE
   WEBS       - WORLD EQUITY BENCHMARK SHARES

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.


--------                                                       Presorted
WELLS                                                       First-Class Mail
FARGO                                                         U.S. Postage
                                                                 PAID
FUNDS                                                        Permit No. 2145
--------                                                        Newark, NJ


P.O. Box 8266
Boston, MA 02266-8266

DATED MATERIAL
PLEASE EXPEDITE




                                                                  SAR 001 (5/01)